      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2018.

                                                            FILE NOS. 333-178842
                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 11               [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                                 Amendment No. 11                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                              (Name of Depositor)


                                175 WATER STREET
                            NEW YORK, NEW YORK 10038
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                              MANDA GHAFERI, ESQ.
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                              21650 OXNARD STREET
                        WOODLAND HILLS, CALIFORNIA 91367
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2018 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                      CAPTION
---------------------------------------------------------------------------------- -----------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Choice IV Variable Annuity; Purchasing a
                                                                                    Polaris Choice IV Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Choice IV Variable Annuity;
                                                                                    Purchasing a Polaris Choice IV Variable
                                                                                    Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Choice IV Variable
                                                                                    Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                      CAPTION
--------------------------------------------------- ----------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Choice IV Variable Annuity
                                                     (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P);
                                                     Financial Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Choice IV Variable
                                                     Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P);
                                                     Annuity Income Payments; Annuity Unit
                                                     Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                               POLARIS Choice IV
                                   PROSPECTUS

                                  MAY 1, 2018

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust

This contract is no longer available for purchase by new contract Owners.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2018. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



UNDERLYING FUNDS:                                     MANAGED BY:
  Franklin Founding Funds Allocation VIP Fund         Franklin Templeton Services, LLC
  Franklin Income VIP Fund                            Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund      Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                          Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                 Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio             Lord, Abbett & Co. LLC
  SA AB Growth Portfolio                              AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio               AllianceBernstein L.P.
  SA Allocation Balanced Portfolio                    SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio                      SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio                    SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio             SunAmerica Asset Management, LLC
  SA American Funds(R) Asset Allocation Portfolio     Capital Research and Management Company(1)
  SA American Funds(R) Global Growth Portfolio        Capital Research and Management Company(1)
  SA American Funds(R) Growth Portfolio               Capital Research and Management Company(1)
  SA American Funds(R) Growth-Income Portfolio        Capital Research and Management Company(1)
  SA American Funds(R) VCP Managed Asset Allocation   Capital Research and Management Company(1)
   Portfolio
  SA BlackRock Multi-Asset Income Portfolio           BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio       Investment Management, LLC
  SA Boston Company Capital Growth Portfolio          BNY Mellon AMNA(2)
  SA Columbia Technology Portfolio                    Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio                   Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                    SunAmerica Asset Management, LLC


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                       MANAGED BY:
  SA Edge Asset Allocation Portfolio                    Principal Global Investors, LLC
  SA Federated Corporate Bond Portfolio                 Federated Investment Management Company
  SA Fidelity Institutional AM Real Estate Portfolio    FIAM LLC
  SA Franklin Small Company Value Portfolio             Franklin Advisory Services, LLC
  SA Goldman Sachs Global Bond Portfolio                Goldman Sachs Asset Management International
  SA Invesco Growth Opportunities Portfolio             Invesco Advisers, Inc.
  SA Invesco VCP Equity-Income Portfolio                Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                     Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio            J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                   J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                 J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                   J.P. Morgan Investment Management Inc. and Massachusetts
                                                        Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                  J.P. Morgan Investment Management Inc.
  SA Legg Mason BW Large Cap Value Portfolio            Brandywine Global Investment Management, LLC
  SA MFS Blue Chip Growth Portfolio                     Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio        Massachusetts Financial Services Company
  SA MFS Telecom Utility Portfolio                      Massachusetts Financial Services Company
  SA MFS Total Return Portfolio                         Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio    Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio        Oppenheimer Funds, Inc.
  SA PIMCO VCP Tactical Balanced Portfolio              Pacific Investment Management Company LLC
  SA PineBridge High-Yield Bond Portfolio               PineBridge Investments LLC
  SA Putnam International Growth and Income Portfolio   Putnam Investment Management, LLC
  SA Schroders VCP Global Allocation Portfolio          Schroder Investment Management North America Inc.
  SA T. Rowe Price VCP Balanced Portfolio               T. Rowe Price Associates, Inc.
  SA Templeton Foreign Value Portfolio                  Templeton Investment Counsel, LLC
  SA VCP Dynamic Allocation Portfolio                   SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Dynamic Strategy Portfolio                     SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA Wellington Capital Appreciation Portfolio          Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio   Wellington Management Company LLP
  SA Wellington Growth Portfolio                        Wellington Management Company LLP
  SA Wellington Natural Resources Portfolio             Wellington Management Company LLP
  SA Wellington Real Return Portfolio                   Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio               Wells Capital Management Incorporated
  SA WellsCap Fundamental Growth Portfolio              Wells Capital Management Incorporated


1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.


2 On March 9, 2018, the investment manager changed its name from The Boston
  Company Asset Management, LLC to BNY Mellon Asset Management North America Corporation ("BNY Mellon AMNA").



                                       2


Effective October 9, 2017, the following Underlying Funds of the Anchor Series Trust ("AST"), SunAmerica Series Trust ("SAST") and Seasons Series Trust ("SST") have been renamed as indicated below.




FORMER UNDERLYING FUNDS: (before October 9, 2017)     CURRENT UNDERLYING FUNDS:
  Small & Mid Cap Value Portfolio                     SA AB Small & Mid Cap Value Portfolio
  Managed Allocation Balanced Portfolio               SA Allocation Balanced Portfolio
  Managed Allocation Growth Portfolio                 SA Allocation Growth Portfolio
  Managed Allocation Moderate Growth Portfolio        SA Allocation Moderate Growth Portfolio
  Managed Allocation Moderate Portfolio               SA Allocation Moderate Portfolio
  American Funds(R) Asset Allocation SAST Portfolio   SA American Funds(R) Asset Allocation Portfolio
  American Funds(R) Global Growth SAST Portfolio      SA American Funds(R) Global Growth Portfolio
  American Funds(R) Growth SAST Portfolio             SA American Funds(R) Growth Portfolio
  American Funds(R) Growth-Income SAST Portfolio      SA American Funds(R) Growth-Income Portfolio
  VCP Managed Asset Allocation SAST Portfolio         SA American Funds(R) VCP Managed Asset Allocation Portfolio
  Capital Growth Portfolio                            SA Boston Company Capital Growth Portfolio
  Technology Portfolio                                SA Columbia Technology Portfolio
  Ultra Short Bond Portfolio                          SA DFA Ultra Short Bond Portfolio
  "Dogs" of Wall Street Portfolio                     SA Dogs of Wall Street Portfolio
  Asset Allocation Portfolio                          SA Edge Asset Allocation Portfolio
  Corporate Bond Portfolio                            SA Federated Corporate Bond Portfolio
  Real Estate Portfolio*                              SA Fidelity Institutional AM(SM) Real Estate Portfolio
  Small Company Value Portfolio                       SA Franklin Small Company Value Portfolio
  Global Bond Portfolio                               SA Goldman Sachs Global Bond Portfolio
  Growth Opportunities Portfolio                      SA Invesco Growth Opportunities Portfolio
  VCP Value Portfolio                                 SA Invesco VCP Equity-Income Portfolio
  Balanced Portfolio**                                SA JPMorgan Diversified Balanced Portfolio
  Emerging Markets Portfolio                          SA JPMorgan Emerging Markets Portfolio
  Growth-Income Portfolio                             SA JPMorgan Equity-Income Portfolio
  Global Equities Portfolio                           SA JPMorgan Global Equities Portfolio
  Mid-Cap Growth Portfolio                            SA JPMorgan Mid-Cap Growth Portfolio
  Blue Chip Growth Portfolio                          SA MFS Blue Chip Growth Portfolio
  Telecom Utility Portfolio                           SA MFS Telecom Utility Portfolio
  International Diversified Equities Portfolio        SA Morgan Stanley International Equities Portfolio
  Equity Opportunities Portfolio                      SA Oppenheimer Main Street Large Cap Portfolio
  VCP Total Return Balanced Portfolio                 SA PIMCO VCP Tactical Balanced Portfolio
  High-Yield Bond Portfolio                           SA PineBridge High-Yield Bond Portfolio
  International Growth and Income Portfolio           SA Putnam International Growth and Income Portfolio
  Foreign Value Portfolio***                          SA Templeton Foreign Value Portfolio
  SunAmerica Dynamic Allocation Portfolio             SA VCP Dynamic Allocation Portfolio
  SunAmerica Dynamic Strategy Portfolio               SA VCP Dynamic Strategy Portfolio
  Capital Appreciation Portfolio                      SA Wellington Capital Appreciation Portfolio
  Government and Quality Bond Portfolio               SA Wellington Government and Quality Bond Portfolio
  Growth Portfolio                                    SA Wellington Growth Portfolio
  Natural Resources Portfolio                         SA Wellington Natural Resources Portfolio
  Real Return Portfolio                               SA Wellington Real Return Portfolio
  Aggressive Growth Portfolio                         SA WellsCap Aggressive Growth Portfolio
  Fundamental Growth Portfolio                        SA WellsCap Fundamental Growth Portfolio



* This fund was renamed to SA Pyramis(R) Real Estate on October 9, 2017 and has been renamed as of May 1, 2018 as SA Fidelity Institutional AMSM Real Estate Portfolio.

** This fund was renamed to SA JPMorgan Balanced Portfolio on October 9, 2017 and has been renamed as of May 1, 2018 as SA JPMorgan Diversified Balanced Portfolio.

*** This fund was renamed to SA Franklin Foreign Value Portfolio on October 9, 2017 and has been renamed as of May 1, 2018 as SA Templeton Foreign Value Portfolio.



                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





GLOSSARY........................................................   5
HIGHLIGHTS......................................................   6
FEE TABLE.......................................................   8
   Maximum Owner Transaction Expenses...........................   8
   Separate Account Charges.....................................   8
   Additional Optional Feature Fees.............................   8
      Optional Polaris Income Plus, Polaris Income Builder
        and Polaris Income Plus Daily Fee.......................   8
   Total Annual Portfolio Operating Expenses....................   8
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................  10
THE POLARIS CHOICE IV VARIABLE ANNUITY..........................  11
PURCHASING A POLARIS CHOICE IV VARIABLE ANNUITY.................  11
   Allocation of Purchase Payments..............................  12
   Accumulation Units...........................................  13
   Free Look....................................................  14
   Exchange Offers..............................................  14
   Important Information for Military Servicemembers............  14
INVESTMENT OPTIONS..............................................  14
   Variable Portfolios..........................................  14
   Trusts.......................................................  16
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  16
      Franklin Templeton Variable Insurance Products Trust......  16
      Goldman Sachs Variable Insurance Trust....................  16
      Lord Abbett Series Fund, Inc..............................  16
      Anchor Series Trust.......................................  16
      Seasons Series Trust......................................  16
      SunAmerica Series Trust...................................  16
   Substitution, Addition or Deletion of Variable Portfolios....  20
   Fixed Accounts...............................................  20
      Secure Value Account......................................  21
   Dollar Cost Averaging Fixed Accounts.........................  21
   Dollar Cost Averaging Program................................  21
   Automatic Asset Rebalancing Program..........................  22
   Transfers During the Accumulation Phase......................  22
   Short-Term Trading Policies..................................  23
   Transfers During the Income Phase............................  25
   Voting Rights................................................  25
ACCESS TO YOUR MONEY............................................  25
   Penalty Free Withdrawal Amount...............................  26
   Systematic Withdrawal Program................................  28
   Nursing Home Waiver..........................................  28
OPTIONAL LIVING BENEFITS........................................  28
   Polaris Income Plus, Polaris Income Builder and Polaris
     Income Plus Daily..........................................  31
ADDITIONAL IMPORTANT INFORMATION
  APPLICABLE TO ALL OPTIONAL LIVING BENEFITS....................  41
DEATH BENEFITS..................................................  45
   Beneficiary Continuation Programs............................  46
   Death Benefit Defined Terms..................................  47
   Death Benefit Options........................................  48
   Standard Death Benefit.......................................  48
   Optional Maximum Anniversary Value Death Benefit.............  48
   Spousal Continuation.........................................  48
EXPENSES........................................................  49
   Separate Account Charges.....................................  49
   Withdrawal Charges...........................................  50
   Underlying Fund Expenses.....................................  50
   Contract Maintenance Fee.....................................  50
   Transfer Fee.................................................  50
   Optional Living Benefit Fees.................................  51
   Optional Polaris Income Plus, Polaris Income Builder and
     Polaris Income Plus Daily Living Benefit Fee...............  51
   Optional Maximum Anniversary Value Death Benefit Fee.........  51
   Premium Tax..................................................  51
   Income Taxes.................................................  51
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  51
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  52
ANNUITY INCOME OPTIONS..........................................  53
   The Income Phase.............................................  53
   Annuity Income Options.......................................  54
   Fixed or Variable Annuity Income Payments....................  55
   Annuity Income Payments......................................  55
   Deferment of Payments........................................  55
TAXES...........................................................  55
   Annuity Contracts in General.................................  55
   Tax Treatment of Purchase Payments...........................  56
   Tax Treatment of Distributions...............................  56
   Required Minimum Distributions...............................  58
   Tax Treatment of Death Benefits..............................  59
   Tax Treatment of Optional Living Benefits....................  59
   Contracts Owned by a Trust or Corporation....................  59
   Withholding..................................................  59
   Gifts, Pledges and/or Assignments of a Contract..............  60
   Diversification and Investor Control.........................  60
   Our Taxes....................................................  61
OTHER INFORMATION...............................................  61
   The Distributor..............................................  61
   The Company..................................................  61
   The Separate Account.........................................  62
   The General Account..........................................  62
   Financial Statements.........................................  63
   Administration...............................................  63
   Legal Proceedings............................................  64
   Registration Statements......................................  64
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  64
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS,
  POLARIS INCOME BUILDER AND POLARIS INCOME PLUS
  DAILY FEE..................................................... C-1
APPENDIX D - LIVING BENEFITS FOR CONTRACTS ISSUED
  PRIOR TO AUGUST 22, 2016...................................... D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. E-1
APPENDIX F - DEATH BENEFITS AND SPOUSAL
  CONTINUATION DEATH BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO JANUARY 23, 2012.............................. F-1
APPENDIX G - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND 50%-50% COMBINATION MODEL
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017.............................................. G-1



                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.


FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds(R) Global Growth, SA American Funds(R) Growth, SA American Funds(R) Growth-Income, SA American Funds(R) Asset Allocation, and SA American Funds(R) VCP Managed Asset Allocation Variable Portfolios.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Choice IV Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.65% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 4 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS CHOICE IV VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND

TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.


You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       6


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS. IF YOU ARE ELECTING A LIVING BENEFIT, YOU MAY BE PURCHASING THIS VARIABLE ANNUITY AS A LONG TERM INVESTMENT. YOU SHOULD CONSIDER WHETHER ANY BENEFITS OF THIS PRODUCT'S SHORTER WITHDRAWAL CHARGE SCHEDULE AND A HIGHER SEPARATE ACCOUNT CHARGE WOULD OUTWEIGH ANOTHER PRODUCT'S LONGER WITHDRAWAL CHARGE SCHEDULE AND A LOWER SEPARATE ACCOUNT CHARGE, PARTICULARLY IF YOU ARE SEEKING GUARANTEED INCOME. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 8%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)........ 3.5%


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.



CONTRACT MAINTENANCE FEE(3)........ $50

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)



  Separate Account Charges(4)........................... 1.65%
  Optional Maximum Anniversary Value Death
     Benefit Fee........................................ 0.25%
                                                         ----
     Maximum Separate Account Annual Expenses(5)........ 1.90%
                                                         ====



ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits, Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE
(calculated as a percentage of the Income Base)(6)



                                      INITIAL             MAXIMUM
NUMBER OF COVERED PERSON        ANNUAL FEE RATE(7)   ANNUAL FEE RATE(7)
------------------------------ -------------------- -------------------
  For One Covered Person......        1.10%                2.20%
  For Two Covered Persons.....        1.35%                2.70%


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF DECEMBER 31, 2017)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(8)   MAXIMUM(9)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.47%        1.98%


FOOTNOTES TO THE FEE TABLE:
 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 4 years as follows:


YEARS SINCE RECEIPT:.....   1    2    3    4   5+
                          8%   7%   6%   5%   0%


     Your contract provides for a free withdrawal amount each year. PLEASE SEE PENALTY FREE WITHDRAWAL AMOUNT BELOW.


 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.


 4 If you do not elect any optional features, your total separate account annual expenses would be 1.65%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 5 If you purchased your contract prior to January 23, 2012, you may have elected the Combination HV & Roll-Up death benefit which is no longer available for election. If you elected the Combination HV & Roll-Up death benefit, your Maximum Separate Account Annual Expenses would be 2.30%. Please see APPENDIX F for details regarding this death benefit.

 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to February 29, 2016, please see APPENDIX D for a description of the living benefit you may have elected.



                                       8

 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.


 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in SA American Funds(R) VCP Managed Asset Allocation, SA BlackRock VCP Global Multi Asset, SA Invesco VCP Equity-Income, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation or SA VCP Dynamic Strategy Variable Portfolios. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.



                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


 8 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2017. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2019 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 9 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2017. Anchor Series Trust has a contractual agreement under which it will waive 0.81% of its fee and the fee is 1.17% after the waiver. If the fee waiver was reflected in the maximum expense table, the expense would be 1.17%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2019 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees.



                                       9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.

The Maximum Expense Examples reflect the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.





MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.90% including the optional Maximum Anniversary Value death benefit, the optional Polaris Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for the remaining years) and investment in an Underlying Fund with total expenses of 1.98%*)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,248      $2,360      $3,029      $6,024


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $448     $1,760      $3,029      $6,024



MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.65%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)






(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,016      $1,275      $1,161      $2,500


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $216     $675        $1,161      $2,500



ADDITIONAL EXPENSE EXAMPLE INFORMATION





1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. ADDITIONAL INFORMATION ON THE UNDERLYING FUND FEES CAN BE FOUND IN THE TRUST PROSPECTUSES.

2. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.


3. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


* The 1 year Maximum Expense Example reflects the Anchor Series Trust 0.81% fee waiver.



** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.04% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       10

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     THE POLARIS CHOICE IV VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:

     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         PURCHASING A POLARIS CHOICE IV

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE SPOUSAL CONTINUATION OF THE DEATH BENEFIT.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



NON-NATURAL OWNERSHIP


A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,


                                       11




     o     Tax consequences, and



     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.



     o Your rights and those of any other person with rights under this contract will be subject to the assignment.



     o We are not responsible for the validity, tax or other legal consequences of any assignment.



     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.



TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD


The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.



ALLOCATION OF PURCHASE PAYMENTS


In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS




                                                           MINIMUM
                              MINIMUM        MINIMUM      AUTOMATIC
                              INITIAL      SUBSEQUENT     SUBSEQUENT
                             PURCHASE       PURCHASE       PURCHASE
                            PAYMENT(1)       PAYMENT       PAYMENT
       Qualified(2)        $25,000        $500           $100
     Non-Qualified(2)      $25,000        $500           $100



(1) If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.

(2) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.

WE WILL NOT ACCEPT SUBSEQUENT PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED AN OPTIONAL LIVING BENEFIT FEATURE. IF YOU SEND A SUBSEQUENT PURCHASE PAYMENT AFTER THE FIRST CONTRACT ANNIVERSARY, THE PURCHASE PAYMENT WILL NOT BE CONSIDERED TO BE RECEIVED BY US AND WE WILL RETURN THE PURCHASE PAYMENT. AS A RESULT, THE INCOME BASE OF THE LIVING BENEFIT MAY NOT BE INCREASED BY ADDING PURCHASE PAYMENTS. We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.



     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.



     o Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


REGULAR MAIL:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:



                                       12





AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357




EXPRESS DELIVERY:


Overnight deliveries of Purchase Payments can only be accepted at the following address:



AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750




Electronic Transmission:


We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


Automatic Payment Plan:

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments, if you have not elected a living benefit feature.


PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.



     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.



ACCUMULATION UNITS


We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.

The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the next NYSE business day by a factor for the current NYSE business day.

The factor is determined by:


     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.


                                       13



We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS


If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.



     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.



     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:


     o     Variable Portfolios


     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account

     o     Secure Value Account (optional living benefit only)

If you elect an optional living benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. PLEASE SEE INVESTMENT AND REBALANCING REQUIREMENTS IN THE OPTIONAL LIVING BENEFITS SECTION.


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.



                                       14




Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:




 ASSET ALLOCATION    CASH
        BOND         STOCK



From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.


You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.



PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


Master-Feeder Funds

Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.

Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.


Volatility Control Funds

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.



                                       15




These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:



     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment advisor.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:



     SAAMCO MANAGED TRUSTS


     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.



     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


     SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.


            SAST MASTER-FEEDER FUNDS

            Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.



                                       16




            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND
            SA VCP DYNAMIC STRATEGY PORTFOLIO
            SAAMCo is the investment advisor of the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.
            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy, due in part to a formula developed by the Company and provided by SAAMCo to the Subadvisor. The formula used by the Subadvisor may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment advisor and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.

            SA AMERICAN FUNDS (R) VCP MANAGED ASSET ALLOCATION PORTFOLIO
            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO
            SA PIMCO VCP TACTICAL BALANCED PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.
            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.




YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE
COMMISSION'S WEBSITE AT WWW.SEC.GOV.



           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       17


CASH




UNDERLYING FUNDS:
-------------------------------------------------
 Goldman Sachs VIT Government Money Market Fund     Goldman Sachs Asset Management, L.P.     GST



ASSET ALLOCATION




UNDERLYING FUNDS:                                    MANAGED BY:                                  TRUST
--------------------------------------------------   ------------------------------------------   -------
 Franklin Founding Funds Allocation VIP Fund         Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                            Franklin Advisers, Inc.                      FTVIPT
 SA Allocation Balanced Portfolio                    SunAmerica Asset Management, LLC             SST
 SA Allocation Growth Portfolio                      SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Portfolio                    SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Growth Portfolio             SunAmerica Asset Management, LLC             SST
 SA American Funds(R) Asset Allocation Portfolio     Capital Research and Management Company      SAST
 SA BlackRock Multi-Asset Income Portfolio           BlackRock Investment Management, LLC         AST
 SA Edge Asset Allocation Portfolio                  Principal Global Investors, LLC              AST
 SA JPMorgan Diversified Balanced Portfolio          J.P. Morgan Investment Management Inc.       SAST
 SA MFS Total Return Portfolio*                      Massachusetts Financial Services Company     SAST



BOND




UNDERLYING FUNDS:                                        MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   ------
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST



STOCK




UNDERLYING FUNDS:                                        MANAGED BY:                                      TRUST
------------------------------------------------------   ----------------------------------------------   ------
 Invesco V.I. American Franchise Fund                    Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund                              Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                     Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income Portfolio                 Lord, Abbett & Co. LLC                           LASF
 SA AB Growth Portfolio                                  AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                   AllianceBernstein L.P.                           SAST
 SA American Funds(R) Global Growth Portfolio            Capital Research and Management Company          SAST
 SA American Funds(R) Growth Portfolio                   Capital Research and Management Company          SAST
 SA American Funds(R) Growth-Income Portfolio            Capital Research and Management Company          SAST
 SA Boston Company Capital Growth Portfolio              BNY Mellon AMNA                                  SAST
 SA Columbia Technology Portfolio                        Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio                        SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM Real Estate Portfolio      FIAM LLC                                         SAST
 SA Franklin Small Company Value Portfolio               Franklin Advisory Services, LLC                  SAST
 SA Invesco Growth Opportunities Portfolio               Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                       Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                  J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                   J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA Legg Mason BW Large Cap Value Portfolio              Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth Portfolio                       Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio*         Massachusetts Financial Services Company         SAST
 SA MFS Telecom Utility Portfolio                        Massachusetts Financial Services Company         SAST
 SA Morgan Stanley International Equities Portfolio      Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio          Oppenheimer Funds, Inc.                          SAST
 SA Putnam International Growth and Income Portfolio     Putnam Investment Management, LLC                SAST
 SA Templeton Foreign Value Portfolio                    Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio            Wellington Management Company LLP                AST
 SA Wellington Growth Portfolio                          Wellington Management Company LLP                AST
 SA Wellington Natural Resources Portfolio               Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                 Wells Capital Management Incorporated            SAST
 SA WellsCap Fundamental Growth Portfolio                Wells Capital Management Incorporated            SAST


                                       18


VOLATILITY CONTROL FUNDS




UNDERLYING FUNDS:                                              MANAGED BY:                                              TRUST
-------------------------------------------------------------- -------------------------------------------------------- ------
 SA American Funds(R) VCP Managed Asset Allocation Portfolio   Capital Research and Management Company                  SAST
 SA BlackRock VCP Global Multi Asset Portfolio                 Investment Management, LLC                               SAST
 SA Invesco VCP Equity-Income Portfolio                        Invesco Advisers, Inc.                                   SAST
 SA PIMCO VCP Tactical Balanced Portfolio                      Pacific Investment Management Company LLC                SAST
 SA Schroders VCP Global Allocation Portfolio                  Schroder Investment Management North America Inc.        SAST
 SA T. Rowe Price VCP Balanced Portfolio                       T. Rowe Price Associates, Inc.                           SAST
 SA VCP Dynamic Allocation Portfolio                           SunAmerica Asset Management, LLC and AllianceBernstein   SAST
                                                               L.P.
 SA VCP Dynamic Strategy Portfolio                             SunAmerica Asset Management, LLC and AllianceBernstein   SAST
                                                               L.P.



* SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.



                                       19



EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model or 50%-50% Combination Model, please see the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS


Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.

Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories


There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.



Transfers/Withdrawals from Fixed Accounts


There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.


We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.



                                       20




Fixed Account Restrictions


At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.



SECURE VALUE ACCOUNT

If you elect a living benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a living benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.



DOLLAR COST AVERAGING FIXED ACCOUNTS



Purchase Payments

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts are as follows:




  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
      6-Month           $  600
      12-Month          $1,200
      2-Year*           $2,400



* 2-Year DCA Fixed Account not available for contracts issued on or after October 1, 2013.



     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.



     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.



     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.

If your contract was issued on or after October 1, 2013, the 2-Year DCA Fixed Account is not available for investment. For contracts issued prior to October 1, 2013, without election of a living benefit, the 2-Year DCA Fixed Account will remain available for subsequent Purchase Payments on contracts issued initially with the 2-Year DCA Fixed Account. The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.



DOLLAR COST AVERAGING PROGRAM


Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program


Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money


                                       21



each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.



DCA Program Guidelines



     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.



     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.



     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.


Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:



     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.



     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.



     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.


Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.



TRANSFERS DURING THE ACCUMULATION PHASE


Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.



     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.



                                       22




     o     You must transfer at least $100 per transfer.



     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.



TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543



Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC FEES.


Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.


Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.



SHORT-TERM TRADING POLICIES


This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


EFFECTIVE AUGUST 6, 2012, THE SHORT-TERM TRADING POLICY APPLICABLE TO YOUR PROSPECTUS CHANGED AS FOLLOWS:


TRADING POLICY BEFORE CHANGE    TRADING POLICY AFTER CHANGE
 5th transfer in a 6-Month      15th transfer in 12-Month
 Rolling Period triggers the    Rolling Period triggers the
 U.S. Mail                      U.S. Mail
 method of Transfer             method of Transfer.

                                       23




STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy



     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.



     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.



     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.



     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example

For example, if you made a transfer on August 17, 2018 and within the previous twelve months (from August 18, 2017 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2018 must be submitted by U.S. Mail (from August 18, 2018 through August 17, 2019).


ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:



     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.



Applicability to Third Party Trading Services


The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.



Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract



                                       24




Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS


Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.


WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.



UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES


Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.



     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.



     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders


Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.



Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.



TRANSFERS DURING THE INCOME PHASE


During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.



VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).


                                       25




Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.


MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE




                              MINIMUM           MINIMUM
                             WITHDRAWAL         CONTRACT
                               AMOUNT           VALUE(2)
 Partial Withdrawal       $1,000(1)         $2,500(3)
 Systematic Withdrawal    $  100            $2,500(3)



(1) If not taking a withdrawal under a living benefit, the minimum amount you can withdraw is $1,000.

(2) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(3)   The total contract value must be at least $2,500 after a withdrawal.

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


PENALTY FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty free withdrawal amount each contract year during the applicable withdrawal period. The penalty free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The free withdrawal amount does not reduce the basis used to calculate future annual penalty free withdrawals and withdrawal charges.



YOUR MAXIMUM ANNUAL PENALTY FREE WITHDRAWAL AMOUNT equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you elect an optional living benefit, PLEASE SEE PENALTY FREE WITHDRAWAL AMOUNT AND THE LIVING BENEFIT BELOW.



Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty free.

If, in any contract year, you choose to take less than the full penalty free withdrawal amount, then you may not carry over the unused amount as an additional penalty free withdrawal in subsequent years.


Penalty Free Withdrawal Amount and the Living Benefit

If you elect a living benefit and if you withdraw an amount that is under the 10% penalty free withdrawal amount as described above, but exceed the Maximum Annual Withdrawal Amount, it will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments under the living benefit even though you are not assessed a withdrawal charge. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" UNDER OPTIONAL LIVING BENEFITS.

If the portion of any withdrawal taken under a living benefit is over the 10% penalty free withdrawal amount, it may also be subject to applicable withdrawal charges.

For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty free withdrawal amount. You may also take up to an additional $4,000 that contract year as a penalty free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, the Income Credit Base if applicable, and future Maximum Annual Withdrawal Amounts.


ASSESSMENT OF WITHDRAWAL CHARGES

We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.

When you make a partial withdrawal, we deduct it from any remaining annual penalty free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.


Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.



                                       26




Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.

If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN PENALTY FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE. PLEASE SEE EXPENSES.


Calculating Withdrawal Charges

For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.


Example:

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum penalty free withdrawal of $10,000. After that penalty free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:


A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal



Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.

Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.


PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.



Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570



Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.



Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.



                                       27




Optional Living Benefit Withdrawals

Partial Withdrawals under an optional living benefit are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


Total Withdrawals

We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.



SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.

Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty free withdrawal amount permitted each year.

If you elect a living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program, you must request withdrawals on the appropriate living benefit enrollment form. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will reduce the amount of each remaining systematic withdrawal within the same contract year and may permanently reduce future guaranteed withdrawal amounts.


Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER


If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.



     o You cannot use this waiver during the first 90 days after your contract is issued.



     o The confinement period for which you seek the waiver must begin after you purchase your contract.



     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:



     1)     a doctor's note recommending admittance to a nursing home;



     2)     an admittance form which shows the type of facility you entered;
            and



     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFITS


The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may have elected one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.


The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the covered person(s)' death. Withdrawals taken while Contract Value is greater than zero are withdrawals of the contract owner's own money. Any amounts that we may pay under the



                                       28




feature in addition to your contract value are subject to the Company's financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the living benefit; therefore, election of the living benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the maximum annual withdrawal amount. PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.


Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.

Below is a summary of the key features of the optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.

POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.


The annual 5.5% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 5.5% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 5.5% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.


POLARIS INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit.

The annual 5% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 5% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.


POLARIS INCOME PLUS DAILY(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.



GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

These optional Living Benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time. The guaranteed rising income component available on Polaris Income Plus offers an additional benefit to those starting income soon after the contract is issued. Unlike Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily do not offer guaranteed rising income. For those deferring income, Polaris Income Builder combines the power of slightly higher withdrawal rates than some Polaris Income Plus Income Options and the annual Income Credit to grow the Income Base for a later income start date. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Please note that not all of these Living Benefits may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular


                                       29



circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO AUGUST 22, 2016, PLEASE SEE APPENDIX D FOR DETAILS REGARDING THOSE BENEFITS.


Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
For Polaris Income Plus and Polaris Income Builder only, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
For Polaris Income Plus and Polaris Income Builder only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


                       INCOME CREDIT
                    (AS A PERCENTAGE OF
    OPTIONAL         THE INCOME CREDIT               INCOME
 LIVING BENEFIT            BASE)              CREDIT AVAILABILITY
 Polaris                   5.5%           Available during the first
 Income Plus                                12 Benefit Years -- the
                                           Income Credit is REDUCED
                                           in years withdrawals are
                                                     taken
 Polaris                    5%            Available during the first
 Income                                     12 Benefit Years -- the
 Builder                                       Income Credit is
                                            ELIMINATED in years any
                                              withdrawal is taken
 Polaris              Not available              Not available
 Income Plus
 Daily

INCOME CREDIT BASE
For Polaris Income Plus and Polaris Income Builder only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


                                       30



INCOME CREDIT PERIOD
For Polaris Income Plus and Polaris Income Builder only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
For Polaris Income Plus and Polaris Income Builder only, the guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
For Polaris Income Plus Daily only, a value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.


POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY

How do Polaris Income Plus and Polaris Income Builder work?

Both Polaris Income Plus and Polaris Income Builder lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


How does Polaris Income Plus Daily work?

Unlike Polaris Income Plus and Polaris Income Builder, Polaris Income Plus Daily offers neither Income Credits nor a Minimum Income Base. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. For Polaris Plus Income Daily, the amount you receive also differs depending on when you take your first withdrawal. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income


                                       31

Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal, (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday and, for Polaris Plus Income Daily only, (5) when you take your first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

                                       32


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
                                       TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


POLARIS INCOME PLUS


                                                     POLARIS            POLARIS           POLARIS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED      INCOME PLUS        INCOME PLUS       INCOME PLUS
         PERSON AT FIRST WITHDRAWAL(1)           INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)              4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)              5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)           6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)             3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)             4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)               5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)          6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%

POLARIS INCOME BUILDER


 NUMBER OF COVERED PERSONS AND AGE OF COVERED   POLARIS INCOME
         PERSON AT FIRST WITHDRAWAL(1)              BUILDER
 One Covered Person (Age 65 and Older)         5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)        4.90%  /  4.90%

POLARIS INCOME PLUS DAILY

IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


                                                 POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED      PLUS DAILY         PLUS DAILY        PLUS DAILY
         PERSON AT FIRST WITHDRAWAL(1)           INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)              4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)              5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)           6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)             3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)             4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)               5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)          6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%



                                       33

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE
  COVERED PERSON IS YOUNGER THAN AGE 68:


                                                  POLARIS INCOME       POLARIS INCOME      POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED       PLUS DAILY           PLUS DAILY          PLUS DAILY
        PERSON AT FIRST WITHDRAWAL(1)             INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 45 - 59)               3.5%  /  2.5%(4)     3.5%  /  2.5%(4)     2.75%  /  2.75%
 One Covered Person (Age 60 - 64)               4.5%  /  2.5%(4)     4.5%  /  2.5%(4)     3.25%  /  3.25%
 One Covered Person (Age 65 - 67)                 5.5%  /  3.5%        6.5%  /  2.5%       4.5%  /  4.5%
 One Covered Person (Age 68 - 71)                 6.0%  /  4.0%        7.0%  /  3.0%       5.0%  /  5.0%
 One Covered Person (Age 72 and Older)            6.5%  /  4.0%        7.5%  /  3.0%      5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)              3.0%  /  2.5%(5)     3.0%  /  2.5%(5)      2.5%  /  2.5%
 Two Covered Persons (Age 60 - 64)              4.0%  /  2.5%(5)     4.0%  /  2.5%(5)      3.0%  /  3.0%
 Two Covered Persons (Age 65 - 67)                5.0%  /  3.5%        6.0%  /  2.5%       4.0%  /  4.0%
 Two Covered Persons (Age 68 - 71)                5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)           6.0%  /  4.0%        7.0%  /  3.0%      4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

We reserve the right to modify the rates referenced in the table above at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.



                                       34




Are there investment requirements if I elect a living benefit?


Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.


With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the living benefit is cancelled.


You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 AND POLARIS INCOME BUILDER

If you elect Polaris Income Plus Income Option 1, 2 or 3 or Polaris Income Builder, you must allocate your assets in accordance with A, B, C, D or E:



  A   10% Secure   30% SA American Funds VCP Managed Asset
      Value          Allocation;
      Account      30% SA BlackRock VCP Global Multi Asset;
                   and
                   30% SA VCP Dynamic Strategy
  B   10% Secure   30% SA Invesco VCP Equity-Income;
      Value        30% SA Schroders VCP Global Allocation;
      Account      and
                   30% SA VCP Dynamic Allocation
  C   10% Secure   30% SA PIMCO VCP Tactical Balanced;
      Value        30% SA Schroders VCP Global Allocation; and
      Account      30% SA T. Rowe Price VCP Balanced
  D   10% Secure   20% SA BlackRock VCP Global Multi Asset;
      Value        20% SA PIMCO VCP Tactical Balanced;
      Account      20% SA T. Rowe Price VCP Balanced; and
                   30% SA VCP Dynamic Allocation
  E   10% Secure   Up to 90% in one or more of the following
      Value        Variable Portfolios, except as otherwise noted:
      Account
                   Goldman Sachs VIT Government Money
                   Market Fund
                   SA American Funds VCP Managed Asset
                   Allocation*
                   SA BlackRock VCP Global Multi Asset*
                   SA DFA Ultra Short Bond
                   SA Federated Corporate Bond
                   SA Goldman Sachs Global Bond
                   SA Invesco VCP Equity-Income*
                   SA JPMorgan MFS Core Bond
                   SA PIMCO VCP Tactical Balanced*
                   SA Schroders VCP Global Allocation*
                   SA T. Rowe Price VCP Balanced*
                   SA VCP Dynamic Allocation
                   SA VCP Dynamic Strategy
                   SA Wellington Government and Quality Bond
                   SA Wellington Real Return
                   * You may invest up to a maximum of 50% in each
                   of these Variable Portfolios.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with A or B:


  A     10% Secure Value Account and select only one Allocation*:
        Allocation 1
        Allocation 2
        Allocation 3
        Allocation 4
        * Please see the allocations for the formerly available Polaris
        Portfolio Allocator Models in the POLARIS PORTFOLIO
        ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL
        PROGRAM FOR CONTRACTS ISSUED PRIOR TO
        FEBRUARY 6, 2017 APPENDIX.

                                       35





  B 10% Secure Value Account and select up to 90% in one or more of the following Variable Portfolios:
        ASSET ALLOCATION PORTFOLIOS:
        SA American Funds Asset Allocation
        SA BlackRock Multi-Asset Income
        SA Edge Asset Allocation
        SA JPMorgan Diversified Balanced
        SA MFS Total Return
        ACTIVELY MANAGED FUND-OF-FUNDS:
        SA Allocation Balanced
        SA Allocation Growth
        SA Allocation Moderate
        SA Allocation Moderate Growth
        ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY
        CONTROL:
        SA VCP Dynamic Allocation
        SA VCP Dynamic Strategy
        FIXED INCOME AND MONEY MARKET PORTFOLIOS:
        Goldman Sachs VIT Government Money Market Fund
        SA DFA Ultra Short Bond
        SA Federated Corporate Bond
        SA Goldman Sachs Global Bond
        SA JPMorgan MFS Core Bond
        SA Wellington Government and Quality Bond
        SA Wellington Real Return
        VOLATILITY CONTROL PORTFOLIOS:
        SA American Funds VCP Managed Asset Allocation
        SA BlackRock VCP Global Multi Asset
        SA Invesco VCP Equity-Income
        SA PIMCO VCP Tactical Balanced
        SA Schroders VCP Global Allocation
        SA T. Rowe Price VCP Balanced
        DCA FIXED ACCOUNTS*
        6-Month DCA
        1-Year DCA


* You may use a DCA Fixed Account to invest you target allocation in accordance with the investment requirements.


How do my investment requirements impact my feature and contract?


Before you elect a living benefit, you should carefully consider whether the investment requirements associated with the living benefits meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.


                                       36



We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus and Polaris Income Builder?

The benefit offered by Polaris Income Plus and Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

If you elect POLARIS INCOME PLUS, the Income Credit is equal to 5.5% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 5.5% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

If you elect POLARIS INCOME BUILDER, the Income Credit is equal to 5% of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" BELOW.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced


                                       37



to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Plus and Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?"BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


                                       38



What are the effects of withdrawals on Polaris Income Plus and Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


                                       39



YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily?

The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                              MAXIMUM
                                                            ANNUALIZED
                                                             FEE RATE
                                                            DECREASE OR
                                                             INCREASE
                      INITIAL      MAXIMUM      MINIMUM        EACH
    NUMBER OF         ANNUAL       ANNUAL       ANNUAL        BENEFIT
 COVERED PERSONS     FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered
 Person                1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered
 Persons               1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.


                                       40



Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

For Polaris Income Plus and Polaris Income Builder, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Due to the investment requirements associated with the election of these living benefits, you may invest a portion of your assets in the following Variable
Portfolios:



     o     SA American Funds(R) VCP Managed Asset Allocation

     o     SA BlackRock VCP Global Multi Asset

     o     SA Invesco VCP Equity-Income

     o     SA PIMCO VCP Tactical Balanced

     o     SA Schroders VCP Global Allocation

     o     SA T. Rowe Price VCP Balanced

     o     SA VCP Dynamic Allocation

     o     SA VCP Dynamic Strategy


Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, for Polaris Income Plus and Polaris Income Builder, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


When and how may I elect a living benefit?


You may elect a living benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the



                                       41




living benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the living benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.



POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT ONE COVERED PERSON:


                                 COVERED PERSON
                           MINIMUM AGE     MAXIMUM AGE
        One Owner              45              80
     Joint Owners(1)           45              80

POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT TWO COVERED PERSONS:


                          COVERED PERSON #1      COVERED PERSON #2
                         MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                           AGE         AGE         AGE         AGE
      NON-QUALIFIED:
     Joint Owners(2)       45          80          45          85
      NON-QUALIFIED:
       One Owner
      with Spousal
      Beneficiary          45          80          45        N/A(3)
       QUALIFIED:
       One Owner
      with Spousal
      Beneficiary          45          80          45        N/A(3)

POLARIS INCOME BUILDER --
IF YOU ELECT ONE COVERED PERSON:


                                 COVERED PERSON
                           MINIMUM AGE     MAXIMUM AGE
        One Owner              65              80
     Joint Owners(1)           65              80


POLARIS INCOME BUILDER --
IF YOU ELECT TWO COVERED PERSONS:


                          COVERED PERSON #1      COVERED PERSON #2
                         MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                           AGE         AGE         AGE         AGE
      NON-QUALIFIED:
     Joint Owners(2)       65          80          65          85
      NON-QUALIFIED:
       One Owner
      with Spousal
      Beneficiary          65          80          65        N/A(3)
       QUALIFIED:
       One Owner
      with Spousal
      Beneficiary          65          80          65        N/A(3)


(1)   Based on the age of the older Owner.



(2)   Based on the age of the younger Joint Owner.



(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the living benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.



If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal


                                       42




Amount, but less than 5.5% of the Income Base, an Income Credit equal to the difference between the RMD and 5.5% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 5.5% of the Income Base, no Income Credit will be included in the calculation of the Income Base.


If you have elected Polaris Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO POLARIS INCOME PLUS AND POLARIS INCOME BUILDER WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?"ABOVE.


FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

FOR POLARIS INCOME PLUS DAILY ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"



Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW.



What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above: (1) the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus or Polaris Income Builder; (2) the Income Base will no longer be adjusted for Step-up Values if you elected Polaris Income Plus Daily.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


                                       43



Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                 CANCELLATION
 REQUEST RECEIVED              EFFECTIVE DATE
     Years 1-5          5th Benefit Year Anniversary
     Years 5+       Benefit Quarter Anniversary following
                                     the
                     receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily?


Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?


Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:


     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the living benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.



                                       44



Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

Certain death benefit options are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE DEATH BENEFIT OPTIONS.

We do not pay a death benefit if:

     o     your contract value is reduced to zero; or



     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.




                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant



BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.



     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.



     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.



     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.



     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or



     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or



     (3) A written statement by a medical doctor who attended the deceased at the time of death.



When Death Benefits are Calculated




     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.

If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center.

If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.


For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.


                                       45



     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.



DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or



     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or



     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.



BENEFICIARY CONTINUATION PROGRAMS


PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.



EXTENDED LEGACY PROGRAM


The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:



     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.



     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.



     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.



     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.



     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.



We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:



     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.



Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.


Restrictions on Extended Legacy Program



     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.



     o Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.



     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.



     o The contract may not be assigned and ownership may not be changed or jointly owned.



     o Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.



                                       46




Expenses

We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.


Investment Options



     o     The Beneficiary may transfer funds among the available Variable
           Portfolios;



     o Variable Portfolios may differ from those available to the original Owner; and



     o Variable Portfolios may be of a different share class subject to higher 12b-1 fees.



INHERITED ACCOUNT PROGRAM


The Inherited Account Program, if available, can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company.



     o The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.



     o The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.



     o Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.



     o Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.



We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:



     o     Inherited Account and Required Minimum Distribution Election Form;
           AND

     o     New contract application



Restrictions on Inherited Account Program




     o No Purchase Payments are permitted after the contract has been issued.



     o Optional Living Benefits cannot be elected under the Inherited Account Program.



     o The contract may not be assigned and ownership may not be changed or jointly owned.


Expenses

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.

Investment Options

All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).



DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.


The term "Withdrawal Adjustment" is used, if you have elected a living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.


The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept


                                       47




subsequent Purchase Payments on or after the first contract anniversary if you have elected a living benefit feature.



DEATH BENEFIT OPTIONS

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.


STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

This feature may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

FOR A DESCRIPTION OF THE DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX F.


SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.



                                       48




Upon election of Spousal Continuation:



     o Generally, any benefits and elected features under the contract remain the same.



     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.



     o Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue.



     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon spousal continuation, we will add a Continuation Contribution to the contract. The Continuation Contribution is only considered a Purchase Payment for purposes of determining the death benefit following the Continuing Spouse's death.



We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.



The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

PLEASE SEE OPTIONAL LIVING BENEFITS FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee

Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.





SEPARATE ACCOUNT CHARGES........ 1.65%



(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.


If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an



                                       49




annual Separate Account Charge of 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.



WITHDRAWAL CHARGES


The contract provides a penalty free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.


We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for four complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


YEAR SINCE PURCHASE
PAYMENT RECEIPT        1    2    3    4   5+
 WITHDRAWAL CHARGE   8%   7%   6%   5%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES


Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.



12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of Franklin Templeton Variable Insurance Products Trust and Class Service shares of Goldman Sachs Variable Insurance Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE





After 15 Transfers..... $25


We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional


                                       50



transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES


The living benefit fees will be calculated as a percentage of the Income Base for all years in which the living benefits are in effect. The fee depends on whether you elect to cover one or two lives. The living benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the living benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.



OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY LIVING BENEFIT FEE


                                                              MAXIMUM
                                                            ANNUALIZED
                                                             FEE RATE
                                                            DECREASE OR
                                                             INCREASE
                      INITIAL      MAXIMUM      MINIMUM        EACH
    NUMBER OF         ANNUAL       ANNUAL       ANNUAL        BENEFIT
 COVERED PERSONS     FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered
 Person                1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered
 Persons               1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

IF YOUR CONTRACT WAS ISSUED PRIOR TO OCTOBER 1, 2013, PLEASE SEE APPENDIX D -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO AUGUST 22, 2016 FOR SPECIFIC FEE INFORMATION.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE


The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s). PLEASE SEE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT ABOVE.



PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and


                                       51



registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 5.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2017 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE


                                       52



COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.


OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday. At your request, for contracts issued in the state of New York, we can extend the Accumulation Phase from when you are age 90 to the first NYSE business day of the month following your 95th birthday. For example, if


                                       53



your 95th birthday is July 8, 2016, the first NYSE business day of the following month would be Monday, August 1, 2016. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.



WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a living benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a living benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment.



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income


                                       54



payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.


The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.


The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.



DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.



ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts.



     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.



                                       55




     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.



     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:



     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)



     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)



     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.

Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


                                       56




Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:


     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);


     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);


     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;


     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;


     o payments to certain individuals called up for active duty after September 11, 2001;



     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:



     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and



     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.



                                       57




Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or



    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or



     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.


Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.



REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.



COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS


If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.



AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a



                                       58



result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.


Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.



WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.



                                       59




20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")


A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)


should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


NON-QUALIFIED CONTRACTS


If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.



QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:



     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.



DIVERSIFICATION AND INVESTOR CONTROL


DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any



                                       60




Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR



AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.



THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.


American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


                                       61



OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.


The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.


The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living


                                       62



benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS


We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



                                       63

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.


Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2018, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       64

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION TO       ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11        12/31/12        12/31/13
================================================================= =============== =============== ================
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.988       (a)$8.906       (a)$10.103
                                                                  (b)$9.759       (b)$8.664       (b)$9.765
 Ending AUV...................................................... (a)$8.906       (a)$10.103      (a)$12.301
                                                                  (b)$8.664       (b)$9.765       (b)$11.813
 Ending Number of AUs............................................ (a)177,519      (a)290,699      (a)331,169
                                                                  (b)7,528        (b)7,316        (b)6,909

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.129      (a)$10.477      (a)$11.610
                                                                  (b)$10.862      (b)$10.182      (b)$11.208
 Ending AUV...................................................... (a)$10.477      (a)$11.610      (a)$13.013
                                                                  (b)$10.182      (b)$11.208      (b)$12.482
 Ending Number of AUs............................................ (a)656,986      (a)1,208,376    (a)1,365,338
                                                                  (b)20,867       (b)38,551       (b)29,521

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET - GST Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.667      (a)$10.853      (a)$12.105
                                                                  (b)$12.345      (b)$10.518      (b)$11.655
 Ending AUV...................................................... (a)$10.853      (a)$12.105      (a)$16.647
                                                                  (b)$10.518      (b)$11.655      (b)$15.924
 Ending Number of AUs............................................ (a)8,327        (a)6,125        (a)8,567
                                                                  (b)0            (b)5,115        (b)5,015

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.287      (a)$9.108       (a)$10.654
                                                                  (b)$10.105      (b)$8.908       (b)$10.353
 Ending AUV...................................................... (a)$9.108       (a)$10.654      (a)$14.218
                                                                  (b)$8.908       (b)$10.353      (b)$13.727
 Ending Number of AUs............................................ (a)900,238      (a)1,297,376    (a)1,248,721
                                                                  (b)24,539       (b)34,051       (b)35,897

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.624      (a)$9.452       (a)$10.631
                                                                  (b)$10.444      (b)$9.251       (b)$10.338
 Ending AUV...................................................... (a)$9.452       (a)$10.631      (a)$13.990
                                                                  (b)$9.251       (b)$10.338      (b)$13.516
 Ending Number of AUs............................................ (a)1,018,501    (a)1,529,600    (a)1,474,893
                                                                  (b)34,034       (b)45,163       (b)42,628

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.631       (a)$8.359       (a)$9.216
                                                                  (b)$9.478       (b)$8.191       (b)$8.972
 Ending AUV...................................................... (a)$8.359       (a)$9.216       (a)$12.321
                                                                  (b)$8.191       (b)$8.972       (b)$11.917
 Ending Number of AUs............................................ (a)497,844      (a)741,353      (a)689,830
                                                                  (b)18,325       (b)28,294       (b)26,711

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.301       (a)$12.445       (a)$11.480
                                                                  (b)$11.813       (b)$11.873       (b)$10.882
 Ending AUV...................................................... (a)$12.445       (a)$11.480       (a)$12.782
                                                                  (b)$11.873       (b)$10.882       (b)$12.037
 Ending Number of AUs............................................ (a)467,555       (a)481,158       (a)432,411
                                                                  (b)6,982         (b)7,045         (b)7,000

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.013       (a)$13.391       (a)$12.242
                                                                  (b)$12.482       (b)$12.761       (b)$11.591
 Ending AUV...................................................... (a)$13.391       (a)$12.242       (a)$13.731
                                                                  (b)$12.761       (b)$11.591       (b)$12.917
 Ending Number of AUs............................................ (a)1,529,298     (a)1,403,361     (a)1,308,435
                                                                  (b)24,370        (b)19,936        (b)17,231

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET - GST Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$9.895
                                                                  (b)N/A           (b)N/A           (b)$9.878
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)575,712
                                                                  (b)N/A           (b)N/A           (b)608,738

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.647       (a)$17.712       (a)$18.250
                                                                  (b)$15.924       (b)$16.834       (b)$17.232
 Ending AUV...................................................... (a)$17.712       (a)$18.250       (a)$18.314
                                                                  (b)$16.834       (b)$17.232       (b)$17.181
 Ending Number of AUs............................................ (a)15,251        (a)25,556        (a)39,543
                                                                  (b)703           (b)636           (b)608

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.218       (a)$15.258       (a)$14.078
                                                                  (b)$13.727       (b)$14.635       (b)$13.416
 Ending AUV...................................................... (a)$15.258       (a)$14.078       (a)$16.201
                                                                  (b)$14.635       (b)$13.416       (b)$15.340
 Ending Number of AUs............................................ (a)1,313,036     (a)1,309,537     (a)1,116,327
                                                                  (b)32,213        (b)30,633        (b)28,591

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.990       (a)$15.132       (a)$14.391
                                                                  (b)$13.516       (b)$14.525       (b)$13.724
 Ending AUV...................................................... (a)$15.132       (a)$14.391       (a)$16.907
                                                                  (b)$14.525       (b)$13.724       (b)$16.019
 Ending Number of AUs............................................ (a)1,534,171     (a)1,472,134     (a)1,260,942
                                                                  (b)37,219        (b)34,731        (b)31,844

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.321       (a)$13.046       (a)$12.466
                                                                  (b)$11.917       (b)$12.537       (b)$11.901
 Ending AUV...................................................... (a)$13.046       (a)$12.466       (a)$14.361
                                                                  (b)$12.537       (b)$11.901       (b)$13.622
 Ending Number of AUs............................................ (a)691,991       (a)659,092       (a)579,227
                                                                  (b)20,547        (b)19,367        (b)16,890

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ===============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.782
                                                                  (b)$12.037
 Ending AUV...................................................... (a)$14.079
                                                                  (b)$13.173
 Ending Number of AUs............................................ (a)366,799
                                                                  (b)6,939

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.731
                                                                  (b)$12.917
 Ending AUV...................................................... (a)$14.814
                                                                  (b)$13.845
 Ending Number of AUs............................................ (a)1,171,923
                                                                  (b)16,949

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET - GST Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)$9.895
                                                                  (b)$9.878
 Ending AUV...................................................... (a)$9.781
                                                                  (b)$9.676
 Ending Number of AUs............................................ (a)427,788
                                                                  (b)0

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$18.314
                                                                  (b)$17.181
 Ending AUV...................................................... (a)$22.884
                                                                  (b)$21.330
 Ending Number of AUs............................................ (a)51,023
                                                                  (b)540

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.201
                                                                  (b)$15.340
 Ending AUV...................................................... (a)$18.737
                                                                  (b)$17.627
 Ending Number of AUs............................................ (a)989,958
                                                                  (b)27,998

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.907
                                                                  (b)$16.019
 Ending AUV...................................................... (a)$18.965
                                                                  (b)$17.854
 Ending Number of AUs............................................ (a)1,136,916
                                                                  (b)31,208

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.361
                                                                  (b)$13.622
 Ending AUV...................................................... (a)$16.017
                                                                  (b)$15.095
 Ending Number of AUs............................................ (a)530,955
                                                                  (b)16,667

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION TO         ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.189       (a)$10.026       (a)$11.470
                                                                  (b)$10.908       (b)$9.717        (b)$11.044
 Ending AUV...................................................... (a)$10.026       (a)$11.470       (a)$15.469
                                                                  (b)$9.717        (b)$11.044       (b)$14.799
 Ending Number of AUs............................................ (a)50,447        (a)80,861        (a)143,192
                                                                  (b)43            (b)511           (b)892

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.036       (a)$10.939       (a)$12.729
                                                                  (b)$12.811       (b)$10.704       (b)$12.375
 Ending AUV...................................................... (a)$10.939       (a)$12.729       (a)$17.211
                                                                  (b)$10.704       (b)$12.375       (b)$16.624
 Ending Number of AUs............................................ (a)1,232,094     (a)1,799,290     (a)1,644,759
                                                                  (b)40,159        (b)48,638        (b)45,722

------------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.940       (a)$11.243       (a)$12.243
                                                                  (b)$11.776       (b)$11.040       (b)$11.944
 Ending AUV...................................................... (a)$11.243       (a)$12.243       (a)$13.426
                                                                  (b)$11.040       (b)$11.944       (b)$13.013
 Ending Number of AUs............................................ (a)629,594       (a)942,310       (a)1,025,078
                                                                  (b)2,805         (b)10,354        (b)10,067

------------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.962       (a)$10.166       (a)$11.486
                                                                  (b)$11.751       (b)$9.943        (b)$11.161
 Ending AUV...................................................... (a)$10.166       (a)$11.486       (a)$13.974
                                                                  (b)$9.943        (b)$11.161       (b)$13.492
 Ending Number of AUs............................................ (a)99,664        (a)125,724       (a)107,541
                                                                  (b)0             (b)1,853         (b)1,853

------------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.011       (a)$10.932       (a)$12.018
                                                                  (b)$11.829       (b)$10.719       (b)$11.707
 Ending AUV...................................................... (a)$10.932       (a)$12.018       (a)$13.527
                                                                  (b)$10.719       (b)$11.707       (b)$13.092
 Ending Number of AUs............................................ (a)1,171,855     (a)1,552,751     (a)1,638,148
                                                                  (b)4,377         (b)12,900        (b)11,393

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.797       (a)$10.489       (a)$11.648
                                                                  (b)$11.621       (b)$10.288       (b)$11.350
 Ending AUV...................................................... (a)$10.489       (a)$11.648       (a)$13.440
                                                                  (b)$10.288       (b)$11.350       (b)$13.011
 Ending Number of AUs............................................ (a)1,114,064     (a)1,649,263     (a)1,840,730
                                                                  (b)18,125        (b)18,972        (b)19,012

------------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS(R) ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.805       (a)$10.058       (a)$11.454
                                                                  (b)$10.579       (b)$9.805        (b)$11.094
 Ending AUV...................................................... (a)$10.058       (a)$11.454       (a)$13.900
                                                                  (b)$9.805        (b)$11.094       (b)$13.375
 Ending Number of AUs............................................ (a)293,763       (a)585,000       (a)675,354
                                                                  (b)1,370         (b)3,214         (b)3,770

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.469       (a)$17.328       (a)$18.917
                                                                  (b)$14.799       (b)$16.470       (b)$17.863
 Ending AUV...................................................... (a)$17.328       (a)$18.917       (a)$19.084
                                                                  (b)$16.470       (b)$17.863       (b)$17.905
 Ending Number of AUs............................................ (a)194,270       (a)222,627       (a)197,781
                                                                  (b)11,122        (b)11,122        (b)11,122

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.211       (a)$18.430       (a)$17.028
                                                                  (b)$16.624       (b)$17.686       (b)$16.234
 Ending AUV...................................................... (a)$18.430       (a)$17.028       (a)$20.878
                                                                  (b)$17.686       (b)$16.234       (b)$19.777
 Ending Number of AUs............................................ (a)1,664,216     (a)1,633,718     (a)1,377,897
                                                                  (b)44,666        (b)42,438        (b)38,886

------------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.426       (a)$13.909       (a)$13.499
                                                                  (b)$13.013       (b)$13.394       (b)$12.916
 Ending AUV...................................................... (a)$13.909       (a)$13.499       (a)$13.974
                                                                  (b)$13.394       (b)$12.916       (b)$13.283
 Ending Number of AUs............................................ (a)1,091,659     (a)1,117,277     (a)970,467
                                                                  (b)9,783         (b)9,484         (b)9,230

------------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.974       (a)$14.464       (a)$13.962
                                                                  (b)$13.492       (b)$13.875       (b)$13.306
 Ending AUV...................................................... (a)$14.464       (a)$13.962       (a)$14.523
                                                                  (b)$13.875       (b)$13.306       (b)$13.751
 Ending Number of AUs............................................ (a)198,499       (a)235,508       (a)230,356
                                                                  (b)1,853         (b)6,947         (b)0

------------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.527       (a)$14.005       (a)$13.550
                                                                  (b)$13.092       (b)$13.467       (b)$12.946
 Ending AUV...................................................... (a)$14.005       (a)$13.550       (a)$14.072
                                                                  (b)$13.467       (b)$12.946       (b)$13.357
 Ending Number of AUs............................................ (a)1,758,949     (a)1,731,031     (a)1,618,752
                                                                  (b)9,398         (b)3,977         (b)3,850

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.440       (a)$13.900       (a)$13.435
                                                                  (b)$13.011       (b)$13.370       (b)$12.838
 Ending AUV...................................................... (a)$13.900       (a)$13.435       (a)$13.962
                                                                  (b)$13.370       (b)$12.838       (b)$13.257
 Ending Number of AUs............................................ (a)1,910,909     (a)1,821,789     (a)1,632,713
                                                                  (b)19,010        (b)11,496        (b)789

------------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS(R) ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.900       (a)$14.366       (a)$14.285
                                                                  (b)$13.375       (b)$13.735       (b)$13.569
 Ending AUV...................................................... (a)$14.366       (a)$14.285       (a)$15.330
                                                                  (b)$13.735       (b)$13.569       (b)$14.467
 Ending Number of AUs............................................ (a)901,208       (a)1,376,847     (a)1,900,180
                                                                  (b)3,989         (b)15,219        (b)13,807

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ===============
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$19.084
                                                                  (b)$17.905
 Ending AUV...................................................... (a)$24.718
                                                                  (b)$23.041
 Ending Number of AUs............................................ (a)164,589
                                                                  (b)11,122

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$20.878
                                                                  (b)$19.777
 Ending AUV...................................................... (a)$23.166
                                                                  (b)$21.802
 Ending Number of AUs............................................ (a)1,277,934
                                                                  (b)38,233

------------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.974
                                                                  (b)$13.283
 Ending AUV...................................................... (a)$15.193
                                                                  (b)$14.349
 Ending Number of AUs............................................ (a)965,950
                                                                  (b)6,534

------------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.523
                                                                  (b)$13.751
 Ending AUV...................................................... (a)$16.832
                                                                  (b)$15.835
 Ending Number of AUs............................................ (a)224,255
                                                                  (b)0

------------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.072
                                                                  (b)$13.357
 Ending AUV...................................................... (a)$15.681
                                                                  (b)$14.789
 Ending Number of AUs............................................ (a)1,421,679
                                                                  (b)3,724

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST
Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.962
                                                                  (b)$13.257
 Ending AUV...................................................... (a)$15.815
                                                                  (b)$14.918
 Ending Number of AUs............................................ (a)1,526,983
                                                                  (b)772

------------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS(R) ASSET ALLOCATION
SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.330
                                                                  (b)$14.467
 Ending AUV...................................................... (a)$17.476
                                                                  (b)$16.386
 Ending Number of AUs............................................ (a)1,914,384
                                                                  (b)13,791

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION TO         ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS(R) GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.200       (a)$10.056       (a)$12.090
                                                                  (b)$11.986       (b)$9.837        (b)$11.750
 Ending AUV...................................................... (a)$10.056       (a)$12.090       (a)$15.322
                                                                  (b)$9.837        (b)$11.750       (b)$14.795
 Ending Number of AUs............................................ (a)1,480,635     (a)2,045,140     (a)2,040,139
                                                                  (b)40,919        (b)47,918        (b)46,504

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS(R) GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.039       (a)$9.567        (a)$11.062
                                                                  (b)$10.849       (b)$9.362        (b)$10.754
 Ending AUV...................................................... (a)$9.567        (a)$11.062       (a)$14.119
                                                                  (b)$9.362        (b)$10.754       (b)$13.637
 Ending Number of AUs............................................ (a)745,046       (a)1,112,113     (a)1,244,332
                                                                  (b)12,680        (b)38,718        (b)39,313

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS(R) GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.079       (a)$9.102        (a)$10.489
                                                                  (b)$9.895        (b)$8.898        (b)$10.187
 Ending AUV...................................................... (a)$9.102        (a)$10.489       (a)$13.734
                                                                  (b)$8.898        (b)$10.187       (b)$13.252
 Ending Number of AUs............................................ (a)398,885       (a)657,512       (a)768,145
                                                                  (b)28,827        (b)39,384        (b)38,596

------------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)N/A           (a)$9.999        (a)$10.058
                                                                  (b)N/A           (b)$9.999        (b)$10.037
 Ending AUV...................................................... (a)N/A           (a)$10.058       (a)$11.888
                                                                  (b)N/A           (b)$10.037       (b)$11.778
 Ending Number of AUs............................................ (a)N/A           (a)143,318       (a)2,694,428
                                                                  (b)N/A           (b)10

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.361       (a)$9.374        (a)$10.479
                                                                  (b)$10.131       (b)$9.126        (b)$10.135
 Ending AUV...................................................... (a)$9.374        (a)$10.479       (a)$13.290
                                                                  (b)$9.126        (b)$10.135       (b)$11.249
 Ending Number of AUs............................................ (a)3,698         (a)11,900        (a)18,165
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                        ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/14          12/31/15          12/31/16
================================================================= ================ ================= =================
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS(R) GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.322       (a)$15.368        (a)$16.123
                                                                  (b)$14.795       (b)$14.743        (b)$15.367
 Ending AUV...................................................... (a)$15.368       (a)$16.123        (a)$15.914
                                                                  (b)$14.743       (b)$15.367        (b)$15.070
 Ending Number of AUs............................................ (a)2,223,728     (a)2,070,453      (a)2,003,049
                                                                  (b)46,865        (b)39,513         (b)38,041

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS(R) GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.119       (a)$15.025        (a)$15.745
                                                                  (b)$13.637       (b)$14.418        (b)$15.012
 Ending AUV...................................................... (a)$15.025       (a)$15.745        (a)$16.910
                                                                  (b)$14.418       (b)$15.012        (b)$16.018
 Ending Number of AUs............................................ (a)1,503,433     (a)1,640,290      (a)1,670,581
                                                                  (b)39,444        (b)17,314         (b)13,795

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS(R) GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.734       (a)$14.898        (a)$14.824
                                                                  (b)$13.252       (b)$14.282        (b)$14.120
 Ending AUV...................................................... (a)$14.898       (a)$14.824        (a)$16.217
                                                                  (b)$14.282       (b)$14.120        (b)$15.346
 Ending Number of AUs............................................ (a)1,061,410     (a)1,116,929      (a)1,134,803
                                                                  (b)36,292        (b)30,892         (b)25,580

------------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$11.888       (a)$12.009        (a)$11.653
                                                                  (b)$11.778       (b)$11.820        (b)$11.395
 Ending AUV...................................................... (a)$12.009       (a)$11.653        (a)$12.265
                                                                  (b)$11.820       (b)$11.395        (b)$11.916
 Ending Number of AUs............................................ (a)6,474,306     (a)13,107,453     (a)16,240,251
                                                                  (b)0             (b)0              (b)0

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV................................................... (a)N/A           (a)$10.623        (a)$10.708
                                                                  (b)N/A           (b)$10.579        (b)$10.526
 Ending AUV...................................................... (a)N/A           (a)$10.708        (a)$11.193
                                                                  (b)N/A           (b)$10.526        (b)$10.932
 Ending Number of AUs............................................ (a)N/A           (a)0              (a)33,675
                                                                  (b)N/A           (b)0              (b)1,304

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$10.364
                                                                  (b)N/A           (b)N/A            (b)$10.340
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)4,707,947
                                                                  (b)N/A           (b)N/A            (b)813,462

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.290       (a)$14.161        (a)$14.669
                                                                  (b)$11.249       (b)$13.519        (b)$13.914
 Ending AUV...................................................... (a)$14.161       (a)$14.669        (a)$14.731
                                                                  (b)$13.519       (b)$13.914        (b)$13.883
 Ending Number of AUs............................................ (a)17,936        (a)32,738         (a)51,920
                                                                  (b)0             (b)0              (b)0

------------------------------------------------------------------



                                                                     FISCAL YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ================
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS(R) GLOBAL GROWTH SAST)
- SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.914
                                                                  (b)$15.070
 Ending AUV...................................................... (a)$20.522
                                                                  (b)$19.309
 Ending Number of AUs............................................ (a)1,624,967
                                                                  (b)36,000

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS(R) GROWTH SAST) - SAST Class 3
Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.910
                                                                  (b)$16.018
 Ending AUV...................................................... (a)$21.281
                                                                  (b)$20.029
 Ending Number of AUs............................................ (a)1,316,703
                                                                  (b)13,111

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS(R) GROWTH-INCOME SAST)
- SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.217
                                                                  (b)$15.346
 Ending AUV...................................................... (a)$19.466
                                                                  (b)$18.302
 Ending Number of AUs............................................ (a)971,460
                                                                  (b)25,157

------------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET
ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$12.265
                                                                  (b)$11.916
 Ending AUV...................................................... (a)$13.809
                                                                  (b)$13.330
 Ending Number of AUs............................................ (a)16,931,623
                                                                  (b)0

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV................................................... (a)$11.193
                                                                  (b)$10.932
 Ending AUV...................................................... (a)$11.687
                                                                  (b)$11.341
 Ending Number of AUs............................................ (a)69,201
                                                                  (b)1,304

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$10.364
                                                                  (b)$10.340
 Ending AUV...................................................... (a)$11.426
                                                                  (b)$11.284
 Ending Number of AUs............................................ (a)5,756,447
                                                                  (b)0

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.731
                                                                  (b)$13.883
 Ending AUV...................................................... (a)$17.894
                                                                  (b)$16.754
 Ending Number of AUs............................................ (a)50,018
                                                                  (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION TO         ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.172       (a)$9.925        (a)$10.495
                                                                  (b)$10.911       (b)$9.656        (b)$10.144
 Ending AUV...................................................... (a)$9.925        (a)$10.495       (a)$12.964
                                                                  (b)$9.656        (b)$10.144       (b)$12.450
 Ending Number of AUs............................................ (a)27,510        (a)45,163        (a)55,503
                                                                  (b)329           (b)543           (b)4,435

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.805        (a)$9.662        (a)$9.457
                                                                  (b)$9.485        (b)$9.306        (b)$9.049
 Ending AUV...................................................... (a)$9.662        (a)$9.457        (a)$9.255
                                                                  (b)$9.306        (b)$9.049        (b)$8.799
 Ending Number of AUs............................................ (a)379,558       (a)460,646       (a)1,284,122
                                                                  (b)1,515         (b)2,623         (b)2,623

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.210       (a)$11.432       (a)$12.767
                                                                  (b)$10.942       (b)$11.113       (b)$12.330
 Ending AUV...................................................... (a)$11.432       (a)$12.767       (a)$17.115
                                                                  (b)$11.113       (b)$12.330       (b)$16.423
 Ending Number of AUs............................................ (a)87,341        (a)196,987       (a)276,051
                                                                  (b)0             (b)4,922         (b)4,918

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.072       (a)$11.310       (a)$12.423
                                                                  (b)$11.745       (b)$10.959       (b)$11.959
 Ending AUV...................................................... (a)$11.310       (a)$12.423       (a)$14.370
                                                                  (b)$10.959       (b)$11.959       (b)$13.745
 Ending Number of AUs............................................ (a)28,820        (a)76,601        (a)104,648
                                                                  (b)0             (b)804           (b)840

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.837       (a)$13.996       (a)$15.300
                                                                  (b)$13.592       (b)$13.688       (b)$14.866
 Ending AUV...................................................... (a)$13.996       (a)$15.300       (a)$15.223
                                                                  (b)$13.688       (b)$14.866       (b)$14.696
 Ending Number of AUs............................................ (a)1,063,157     (a)1,897,016     (a)2,367,826
                                                                  (b)32,170        (b)43,451        (b)45,144

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.573        (a)$8.180        (a)$9.409
                                                                  (b)$8.416        (b)$7.996        (b)$9.137
 Ending AUV...................................................... (a)$8.180        (a)$9.409        (a)$9.040
                                                                  (b)$7.996        (b)$9.137        (b)$8.722
 Ending Number of AUs............................................ (a)743,450       (a)1,092,820     (a)1,338,597
                                                                  (b)22,014        (b)25,688        (b)26,999

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.256       (a)$10.031       (a)$11.600
                                                                  (b)$11.052       (b)$9.806        (b)$11.267
 Ending AUV...................................................... (a)$10.031       (a)$11.600       (a)$15.409
                                                                  (b)$9.806        (b)$11.267       (b)$14.870
 Ending Number of AUs............................................ (a)624,102       (a)877,338       (a)813,610
                                                                  (b)18,449        (b)23,618        (b)22,011

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.964       (a)$15.879       (a)$17.151
                                                                  (b)$12.450       (b)$15.151       (b)$16.259
 Ending AUV...................................................... (a)$15.879       (a)$17.151       (a)$19.661
                                                                  (b)$15.151       (b)$16.259       (b)$18.518
 Ending Number of AUs............................................ (a)91,203        (a)153,060       (a)173,167
                                                                  (b)16,754        (b)16,211        (b)16,211

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.255        (a)$9.056        (a)$8.866
                                                                  (b)$8.799        (b)$8.553        (b)$8.320
 Ending AUV...................................................... (a)$9.056        (a)$8.866        (a)$8.692
                                                                  (b)$8.553        (b)$8.320        (b)$8.104
 Ending Number of AUs............................................ (a)1,125,616     (a)1,486,214     (a)1,505,726
                                                                  (b)2,623         (b)0             (b)0

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.115       (a)$18.600       (a)$18.627
                                                                  (b)$16.423       (b)$17.731       (b)$17.643
 Ending AUV...................................................... (a)$18.600       (a)$18.627       (a)$21.554
                                                                  (b)$17.731       (b)$17.643       (b)$20.283
 Ending Number of AUs............................................ (a)366,382       (a)456,527       (a)519,024
                                                                  (b)5,269         (b)5,265         (b)5,262

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.370       (a)$15.152       (a)$14.610
                                                                  (b)$13.745       (b)$14.398       (b)$13.794
 Ending AUV...................................................... (a)$15.152       (a)$14.610       (a)$15.881
                                                                  (b)$14.398       (b)$13.794       (b)$14.896
 Ending Number of AUs............................................ (a)105,471       (a)159,428       (a)146,546
                                                                  (b)822           (b)795           (b)702

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.223       (a)$15.803       (a)$15.317
                                                                  (b)$14.696       (b)$15.158       (b)$14.595
 Ending AUV...................................................... (a)$15.803       (a)$15.317       (a)$16.344
                                                                  (b)$15.158       (b)$14.595       (b)$15.474
 Ending Number of AUs............................................ (a)2,784,115     (a)2,949,915     (a)3,479,714
                                                                  (b)44,643        (b)39,763        (b)37,719

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.040        (a)$11.511       (a)$11.501
                                                                  (b)$8.722        (b)$11.034       (b)$10.953
 Ending AUV...................................................... (a)$11.511       (a)$11.501       (a)$12.258
                                                                  (b)$11.034       (b)$10.953       (b)$11.599
 Ending Number of AUs............................................ (a)1,125,100     (a)977,110       (a)899,010
                                                                  (b)41,858        (b)39,806        (b)38,330

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.409       (a)$15.122       (a)$13.731
                                                                  (b)$14.870       (b)$14.498       (b)$13.080
 Ending AUV...................................................... (a)$15.122       (a)$13.731       (a)$17.635
                                                                  (b)$14.498       (b)$13.080       (b)$16.690
 Ending Number of AUs............................................ (a)884,736       (a)859,939       (a)687,011
                                                                  (b)21,606        (b)20,164        (b)18,436

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ===============
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$19.661
                                                                  (b)$18.518
 Ending AUV...................................................... (a)$26.081
                                                                  (b)$24.406
 Ending Number of AUs............................................ (a)175,773
                                                                  (b)16,211

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.692
                                                                  (b)$8.104
 Ending AUV...................................................... (a)$8.589
                                                                  (b)$7.956
 Ending Number of AUs............................................ (a)1,165,553
                                                                  (b)0

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$21.554
                                                                  (b)$20.283
 Ending AUV...................................................... (a)$25.129
                                                                  (b)$23.495
 Ending Number of AUs............................................ (a)447,997
                                                                  (b)5,258

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.881
                                                                  (b)$14.896
 Ending AUV...................................................... (a)$17.726
                                                                  (b)$16.520
 Ending Number of AUs............................................ (a)139,757
                                                                  (b)697

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.344
                                                                  (b)$15.474
 Ending AUV...................................................... (a)$17.102
                                                                  (b)$16.087
 Ending Number of AUs............................................ (a)3,398,940
                                                                  (b)37,806

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3
Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.258
                                                                  (b)$11.599
 Ending AUV...................................................... (a)$12.676
                                                                  (b)$11.917
 Ending Number of AUs............................................ (a)854,590
                                                                  (b)38,456

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3
Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.635
                                                                  (b)$16.690
 Ending AUV...................................................... (a)$19.003
                                                                  (b)$17.868
 Ending Number of AUs............................................ (a)617,623
                                                                  (b)15,173

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL YEAR      FISCAL YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/11        12/31/12         12/31/13
================================================================= ============== ================ ================
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.971     (a)$13.060       (a)$13.312
                                                                  (b)$12.725     (b)$12.758       (b)$12.919
 Ending AUV...................................................... (a)$13.060     (a)$13.312       (a)$12.600
                                                                  (b)$12.758     (b)$12.919       (b)$12.149
 Ending Number of AUs............................................ (a)471,346     (a)914,575       (a)1,285,604
                                                                  (b)12,649      (b)20,815        (b)21,994

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.030     (a)$11.069       (a)$12.769
                                                                  (b)$12.775     (b)$10.806       (b)$12.384
 Ending AUV...................................................... (a)$11.069     (a)$12.769       (a)$17.264
                                                                  (b)$10.806     (b)$12.384       (b)$16.636
 Ending Number of AUs............................................ (a)591,446     (a)794,851       (a)702,524
                                                                  (b)17,251      (b)18,792        (b)16,879

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)$10.995
                                                                  (b)N/A         (b)N/A           (b)$10.976
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)1,302,475
                                                                  (b)N/A         (b)N/A           (b)361,832

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.355     (a)$10.295       (a)$11.237
                                                                  (b)$11.141     (b)$10.056       (b)$10.906
 Ending AUV...................................................... (a)$10.295     (a)$11.237       (a)$14.853
                                                                  (b)$10.056     (b)$10.906       (b)$14.322
 Ending Number of AUs............................................ (a)300,055     (a)496,019       (a)500,296
                                                                  (b)7,948       (b)18,012        (b)17,403

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.201     (a)$10.675       (a)$11.849
                                                                  (b)$10.964     (b)$10.388       (b)$11.457
 Ending AUV...................................................... (a)$10.675     (a)$11.849       (a)$13.892
                                                                  (b)$10.388     (b)$11.457       (b)$13.345
 Ending Number of AUs............................................ (a)90,062      (a)148,436       (a)155,360
                                                                  (b)0           (b)9,456         (b)9,128

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.642     (a)$10.200       (a)$11.884
                                                                  (b)$14.383     (b)$9.976        (b)$11.548
 Ending AUV...................................................... (a)$10.200     (a)$11.884       (a)$11.266
                                                                  (b)$9.976      (b)$11.548       (b)$10.877
 Ending Number of AUs............................................ (a)327,384     (a)498,607       (a)654,189
                                                                  (b)10,455      (b)19,621        (b)19,333

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.825      (a)$9.549        (a)$10.657
                                                                  (b)$9.559      (b)$9.249        (b)$10.256
 Ending AUV...................................................... (a)$9.549      (a)$10.657       (a)$13.778
                                                                  (b)$9.249      (b)$10.256       (b)$13.174
 Ending Number of AUs............................................ (a)736,200     (a)1,234,560     (a)1,166,131
                                                                  (b)28,708      (b)34,279        (b)32,896

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                        ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/14          12/31/15          12/31/16
================================================================= ================ ================= =================
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.600       (a)$12.321        (a)$11.742
                                                                  (b)$12.149       (b)$11.803        (b)$11.175
 Ending AUV...................................................... (a)$12.321       (a)$11.742        (a)$11.672
                                                                  (b)$11.803       (b)$11.175        (b)$11.037
 Ending Number of AUs............................................ (a)1,561,932     (a)1,553,565      (a)2,484,724
                                                                  (b)22,555        (b)21,555         (b)21,408

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.264       (a)$17.571        (a)$17.126
                                                                  (b)$16.636       (b)$16.822        (b)$16.290
 Ending AUV...................................................... (a)$17.571       (a)$17.126        (a)$17.463
                                                                  (b)$16.822       (b)$16.290        (b)$16.503
 Ending Number of AUs............................................ (a)682,466       (a)616,692        (a)574,803
                                                                  (b)16,530        (b)14,924         (b)13,300

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$10.995       (a)$11.707        (a)$11.254
                                                                  (b)$10.976       (b)$11.658        (b)$11.179
 Ending AUV...................................................... (a)$11.707       (a)$11.254        (a)$12.161
                                                                  (b)$11.658       (b)$11.179        (b)$12.050
 Ending Number of AUs............................................ (a)5,216,081     (a)13,234,200     (a)15,226,984
                                                                  (b)1,087,588     (b)2,434,854      (b)2,667,606

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.853       (a)$16.210        (a)$15.948
                                                                  (b)$14.322       (b)$15.529        (b)$15.179
 Ending AUV...................................................... (a)$16.210       (a)$15.948        (a)$15.421
                                                                  (b)$15.529       (b)$15.179        (b)$14.583
 Ending Number of AUs............................................ (a)591,570       (a)609,672        (a)511,242
                                                                  (b)12,615        (b)11,872         (b)11,519

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.892       (a)$15.191        (a)$14.909
                                                                  (b)$13.345       (b)$14.498        (b)$14.137
 Ending AUV...................................................... (a)$15.191       (a)$14.909        (a)$15.677
                                                                  (b)$14.498       (b)$14.137        (b)$14.770
 Ending Number of AUs............................................ (a)178,348       (a)234,051        (a)253,922
                                                                  (b)8,790         (b)19,241         (b)18,896

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.266       (a)$10.404        (a)$8.750
                                                                  (b)$10.877       (b)$9.979         (b)$8.339
 Ending AUV...................................................... (a)$10.404       (a)$8.750         (a)$9.505
                                                                  (b)$9.979        (b)$8.339         (b)$9.000
 Ending Number of AUs............................................ (a)798,078       (a)832,201        (a)741,808
                                                                  (b)18,028        (b)15,310         (b)14,835

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.778       (a)$15.426        (a)$14.806
                                                                  (b)$13.174       (b)$14.654        (b)$13.974
 Ending AUV...................................................... (a)$15.426       (a)$14.806        (a)$16.787
                                                                  (b)$14.654       (b)$13.974        (b)$15.741
 Ending Number of AUs............................................ (a)1,178,519     (a)1,163,435      (a)1,019,794
                                                                  (b)32,377        (b)30,296         (b)27,838

------------------------------------------------------------------



                                                                     FISCAL YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ================
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.672
                                                                  (b)$11.037
 Ending AUV...................................................... (a)$12.233
                                                                  (b)$11.493
 Ending Number of AUs............................................ (a)2,288,944
                                                                  (b)20,641

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - AST Class 3
Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.463
                                                                  (b)$16.503
 Ending AUV...................................................... (a)$21.394
                                                                  (b)$20.086
 Ending Number of AUs............................................ (a)481,157
                                                                  (b)12,775

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$12.161
                                                                  (b)$12.050
 Ending AUV...................................................... (a)$13.157
                                                                  (b)$12.764
 Ending Number of AUs............................................ (a)15,919,035
                                                                  (b)0

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.421
                                                                  (b)$14.583
 Ending AUV...................................................... (a)$19.695
                                                                  (b)$18.504
 Ending Number of AUs............................................ (a)425,965
                                                                  (b)11,164

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.677
                                                                  (b)$14.770
 Ending AUV...................................................... (a)$17.623
                                                                  (b)$16.496
 Ending Number of AUs............................................ (a)246,406
                                                                  (b)18,565

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.505
                                                                  (b)$9.000
 Ending AUV...................................................... (a)$13.270
                                                                  (b)$12.484
 Ending Number of AUs............................................ (a)653,326
                                                                  (b)8,331

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.787
                                                                  (b)$15.741
 Ending AUV...................................................... (a)$19.485
                                                                  (b)$18.153
 Ending Number of AUs............................................ (a)863,256
                                                                  (b)27,120

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION TO         ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.487       (a)$8.470        (a)$9.713
                                                                  (b)$10.241       (b)$8.236        (b)$9.384
 Ending AUV...................................................... (a)$8.470        (a)$9.713        (a)$12.028
                                                                  (b)$8.236        (b)$9.384        (b)$11.545
 Ending Number of AUs............................................ (a)109,047       (a)117,636       (a)131,114
                                                                  (b)7,715         (b)9,655         (b)9,294

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.874       (a)$13.282       (a)$13.980
                                                                  (b)$12.648       (b)$12.992       (b)$13.586
 Ending AUV...................................................... (a)$13.282       (a)$13.980       (a)$13.225
                                                                  (b)$12.992       (b)$13.586       (b)$12.769
 Ending Number of AUs............................................ (a)2,124,454     (a)4,352,006     (a)5,398,597
                                                                  (b)68,572        (b)86,919        (b)91,246

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.159       (a)$11.100       (a)$12.640
                                                                  (b)$12.925       (b)$10.855       (b)$12.281
 Ending AUV...................................................... (a)$11.100       (a)$12.640       (a)$17.663
                                                                  (b)$10.855       (b)$12.281       (b)$17.051
 Ending Number of AUs............................................ (a)237,658       (a)368,702       (a)351,883
                                                                  (b)5,916         (b)12,394        (b)11,578

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.512       (a)$9.269        (a)$10.250
                                                                  (b)$10.317       (b)$9.057        (b)$9.952
 Ending AUV...................................................... (a)$9.269        (a)$10.250       (a)$13.446
                                                                  (b)$9.057        (b)$9.952        (b)$12.970
 Ending Number of AUs............................................ (a)856,148       (a)1,362,439     (a)1,301,059
                                                                  (b)27,682        (b)32,337        (b)30,268

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.224       (a)$9.798        (a)$10.727
                                                                  (b)$10.988       (b)$9.551        (b)$10.388
 Ending AUV...................................................... (a)$9.798        (a)$10.727       (a)$14.101
                                                                  (b)$9.551        (b)$10.388       (b)$13.567
 Ending Number of AUs............................................ (a)230,797       (a)276,058       (a)260,044
                                                                  (b)3,852         (b)9,235         (b)8,959

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.300       (a)$10.107       (a)$11.816
                                                                  (b)$11.078       (b)$9.866        (b)$11.459
 Ending AUV...................................................... (a)$10.107       (a)$11.816       (a)$15.283
                                                                  (b)$9.866        (b)$11.459       (b)$14.726
 Ending Number of AUs............................................ (a)952,691       (a)1,412,414     (a)1,392,590
                                                                  (b)30,823        (b)35,985        (b)33,808

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.091       (a)$12.286       (a)$13.680
                                                                  (b)$12.774       (b)$11.939       (b)$13.206
 Ending AUV...................................................... (a)$12.286       (a)$13.680       (a)$16.104
                                                                  (b)$11.939       (b)$13.206       (b)$15.446
 Ending Number of AUs............................................ (a)53,719        (a)101,932       (a)110,994
                                                                  (b)2,210         (b)2,179         (b)2,102

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.028       (a)$12.297       (a)$11.917
                                                                  (b)$11.545       (b)$11.727       (b)$11.291
 Ending AUV...................................................... (a)$12.297       (a)$11.917       (a)$12.356
                                                                  (b)$11.727       (b)$11.291       (b)$11.631
 Ending Number of AUs............................................ (a)191,460       (a)207,301       (a)187,461
                                                                  (b)8,652         (b)8,568         (b)8,545

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.225       (a)$13.600       (a)$13.329
                                                                  (b)$12.769       (b)$13.047       (b)$12.703
 Ending AUV...................................................... (a)$13.600       (a)$13.329       (a)$13.519
                                                                  (b)$13.047       (b)$12.703       (b)$12.802
 Ending Number of AUs............................................ (a)5,635,738     (a)5,355,923     (a)5,466,162
                                                                  (b)89,570        (b)79,627        (b)75,973

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.663       (a)$19.284       (a)$19.485
                                                                  (b)$17.051       (b)$18.495       (b)$18.567
 Ending AUV...................................................... (a)$19.284       (a)$19.485       (a)$19.158
                                                                  (b)$18.495       (b)$18.567       (b)$18.137
 Ending Number of AUs............................................ (a)393,550       (a)360,400       (a)353,063
                                                                  (b)7,157         (b)6,545         (b)6,261

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.446       (a)$14.082       (a)$13.998
                                                                  (b)$12.970       (b)$13.495       (b)$13.328
 Ending AUV...................................................... (a)$14.082       (a)$13.998       (a)$15.740
                                                                  (b)$13.495       (b)$13.328       (b)$14.890
 Ending Number of AUs............................................ (a)1,360,012     (a)1,249,823     (a)1,074,521
                                                                  (b)29,994        (b)27,826        (b)25,835

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.101       (a)$15.484       (a)$15.859
                                                                  (b)$13.567       (b)$14.802       (b)$15.062
 Ending AUV...................................................... (a)$15.484       (a)$15.859       (a)$16.550
                                                                  (b)$14.802       (b)$15.062       (b)$15.617
 Ending Number of AUs............................................ (a)329,598       (a)414,264       (a)425,370
                                                                  (b)4,706         (b)3,323         (b)3,284

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.283       (a)$16.627       (a)$16.349
                                                                  (b)$14.726       (b)$15.916       (b)$15.550
 Ending AUV...................................................... (a)$16.627       (a)$16.349       (a)$17.428
                                                                  (b)$15.916       (b)$15.550       (b)$16.468
 Ending Number of AUs............................................ (a)1,387,905     (a)1,332,986     (a)1,235,534
                                                                  (b)33,664        (b)31,169        (b)29,167

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.104       (a)$17.774       (a)$15.341
                                                                  (b)$15.446       (b)$16.938       (b)$14.524
 Ending AUV...................................................... (a)$17.774       (a)$15.341       (a)$16.643
                                                                  (b)$16.938       (b)$14.524       (b)$15.655
 Ending Number of AUs............................................ (a)141,792       (a)156,289       (a)157,543
                                                                  (b)1,997         (b)2,178         (b)2,184

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ===============
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.356
                                                                  (b)$11.631
 Ending AUV...................................................... (a)$15.075
                                                                  (b)$14.099
 Ending Number of AUs............................................ (a)172,168
                                                                  (b)8,152

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.519
                                                                  (b)$12.802
 Ending AUV...................................................... (a)$13.789
                                                                  (b)$12.973
 Ending Number of AUs............................................ (a)5,199,988
                                                                  (b)76,740

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$19.158
                                                                  (b)$18.137
 Ending AUV...................................................... (a)$24.372
                                                                  (b)$22.924
 Ending Number of AUs............................................ (a)291,086
                                                                  (b)5,963

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.740
                                                                  (b)$14.890
 Ending AUV...................................................... (a)$18.622
                                                                  (b)$17.503
 Ending Number of AUs............................................ (a)897,588
                                                                  (b)24,950

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.550
                                                                  (b)$15.617
 Ending AUV...................................................... (a)$20.630
                                                                  (b)$19.341
 Ending Number of AUs............................................ (a)376,887
                                                                  (b)3,160

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.428
                                                                  (b)$16.468
 Ending AUV...................................................... (a)$21.105
                                                                  (b)$19.815
 Ending Number of AUs............................................ (a)1,027,018
                                                                  (b)28,139

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.643
                                                                  (b)$15.655
 Ending AUV...................................................... (a)$18.780
                                                                  (b)$17.552
 Ending Number of AUs............................................ (a)142,936
                                                                  (b)2,152

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                  FISCAL YEAR     FISCAL YEAR
                                                                   INCEPTION TO      ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12       12/31/13
================================================================= ============== ============= ================
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.046     (a)$10.484    (a)$11.450
                                                                  (b)$10.820     (b)$10.224    (b)$11.094
 Ending AUV...................................................... (a)$10.484     (a)$11.450    (a)$13.371
                                                                  (b)$10.224     (b)$11.094    (b)$12.871
 Ending Number of AUs............................................ (a)187,369     (a)298,580    (a)381,227
                                                                  (b)8,241       (b)9,686      (b)9,466

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.775     (a)$8.308     (a)$9.566
                                                                  (b)$10.565     (b)$8.111     (b)$9.279
 Ending AUV...................................................... (a)$8.308      (a)$9.566     (a)$11.323
                                                                  (b)$8.111      (b)$9.279     (b)$10.912
 Ending Number of AUs............................................ (a)121,633     (a)190,604    (a)227,630
                                                                  (b)632         (b)757        (b)738

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.139     (a)$9.482     (a)$10.871
                                                                  (b)$9.921      (b)$9.228     (b)$10.531
 Ending AUV...................................................... (a)$9.482      (a)$10.871    (a)$13.998
                                                                  (b)$9.228      (b)$10.531    (b)$13.475
 Ending Number of AUs............................................ (a)8,672       (a)28,602     (a)72,654
                                                                  (b)0           (b)97         (b)94

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)$10.809
                                                                  (b)N/A         (b)N/A        (b)$10.791
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)1,264,158
                                                                  (b)N/A         (b)N/A        (b)347,438

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.437     (a)$11.077    (a)$12.714
                                                                  (b)$11.113     (b)$10.717    (b)$12.222
 Ending AUV...................................................... (a)$11.077     (a)$12.714    (a)$13.462
                                                                  (b)$10.717     (b)$12.222    (b)$12.857
 Ending Number of AUs............................................ (a)292,217     (a)570,168    (a)658,466
                                                                  (b)10,508      (b)14,404     (b)14,572

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.914      (a)$6.904     (a)$8.216
                                                                  (b)$8.726      (b)$6.725     (b)$7.952
 Ending AUV...................................................... (a)$6.904      (a)$8.216     (a)$9.839
                                                                  (b)$6.725      (b)$7.952     (b)$9.462
 Ending Number of AUs............................................ (a)41,854      (a)115,410    (a)157,580
                                                                  (b)1,185       (b)1,073      (b)1,073

------------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                        ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/14          12/31/15          12/31/16
================================================================= ================ ================= =================
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.371       (a)$14.228        (a)$13.896
                                                                  (b)$12.871       (b)$13.607        (b)$13.204
 Ending AUV...................................................... (a)$14.228       (a)$13.896        (a)$14.872
                                                                  (b)$13.607       (b)$13.204        (b)$14.040
 Ending Number of AUs............................................ (a)380,339       (a)408,744        (a)493,429
                                                                  (b)9,053         (b)8,069          (b)8,151

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.323       (a)$10.170        (a)$10.006
                                                                  (b)$10.912       (b)$9.738         (b)$9.518
 Ending AUV...................................................... (a)$10.170       (a)$10.006        (a)$9.626
                                                                  (b)$9.738        (b)$9.518         (b)$9.098
 Ending Number of AUs............................................ (a)311,855       (a)325,812        (a)302,100
                                                                  (b)717           (b)694            (b)672

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.998       (a)$15.169        (a)$15.330
                                                                  (b)$13.475       (b)$14.508        (b)$14.567
 Ending AUV...................................................... (a)$15.169       (a)$15.330        (a)$16.796
                                                                  (b)$14.508       (b)$14.567        (b)$15.857
 Ending Number of AUs............................................ (a)145,009       (a)165,314        (a)183,188
                                                                  (b)666           (b)663            (b)660

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$10.809       (a)$11.294        (a)$10.684
                                                                  (b)$10.791       (b)$11.247        (b)$10.613
 Ending AUV...................................................... (a)$11.294       (a)$10.684        (a)$11.222
                                                                  (b)$11.247       (b)$10.613        (b)$11.120
 Ending Number of AUs............................................ (a)4,872,931     (a)11,352,062     (a)14,931,578
                                                                  (b)1,017,764     (b)2,049,616      (b)2,544,463

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.462       (a)$13.321        (a)$12.509
                                                                  (b)$12.857       (b)$12.640        (b)$11.792
 Ending AUV...................................................... (a)$13.321       (a)$12.509        (a)$14.514
                                                                  (b)$12.640       (b)$11.792        (b)$13.594
 Ending Number of AUs............................................ (a)635,481       (a)601,729        (a)643,376
                                                                  (b)14,631        (b)10,511         (b)9,726

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.839        (a)$8.741         (a)$8.439
                                                                  (b)$9.462        (b)$8.351         (b)$8.011
 Ending AUV...................................................... (a)$8.741        (a)$8.439         (a)$8.405
                                                                  (b)$8.351        (b)$8.011         (b)$7.927
 Ending Number of AUs............................................ (a)197,278       (a)211,666        (a)218,739
                                                                  (b)1,073         (b)970            (b)917

------------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$10.809
                                                                  (b)N/A           (b)N/A            (b)$10.743
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)4,713,601
                                                                  (b)N/A           (b)N/A            (b)1,075

------------------------------------------------------------------



                                                                     FISCAL YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ================
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.872
                                                                  (b)$14.040
 Ending AUV...................................................... (a)$16.377
                                                                  (b)$15.361
 Ending Number of AUs............................................ (a)445,507
                                                                  (b)8,044

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED
EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.626
                                                                  (b)$9.098
 Ending AUV...................................................... (a)$11.811
                                                                  (b)$11.091
 Ending Number of AUs............................................ (a)246,569
                                                                  (b)651

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3
Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.796
                                                                  (b)$15.857
 Ending AUV...................................................... (a)$19.261
                                                                  (b)$18.067
 Ending Number of AUs............................................ (a)154,069
                                                                  (b)657

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED) - SAST Class 3
Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$11.222
                                                                  (b)$11.120
 Ending AUV...................................................... (a)$12.826
                                                                  (b)$12.443
 Ending Number of AUs............................................ (a)14,920,915
                                                                  (b)0

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.514
                                                                  (b)$13.594
 Ending AUV...................................................... (a)$15.628
                                                                  (b)$14.543
 Ending Number of AUs............................................ (a)578,489
                                                                  (b)9,722

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND
INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.405
                                                                  (b)$7.927
 Ending AUV...................................................... (a)$10.267
                                                                  (b)$9.621
 Ending Number of AUs............................................ (a)190,279
                                                                  (b)917

------------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$10.809
                                                                  (b)$10.743
 Ending AUV...................................................... (a)$12.025
                                                                  (b)$11.875
 Ending Number of AUs............................................ (a)5,645,537
                                                                  (b)1,075

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL YEAR
                                                                    INCEPTION TO         ENDED
VARIABLE PORTFOLIOS                                                   12/31/11          12/31/12
================================================================= ================ =================
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.612       (a)$8.218
                                                                  (b)$10.423       (b)$8.037
 Ending AUV...................................................... (a)$8.218        (a)$9.643
                                                                  (b)$8.037        (b)$9.369
 Ending Number of AUs............................................ (a)1,891,341     (a)2,611,227
                                                                  (b)53,537        (b)60,391

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)N/A           (a)$9.999
                                                                  (b)N/A           (b)$9.999
 Ending AUV...................................................... (a)N/A           (a)$10.506
                                                                  (b)N/A           (b)$10.435
 Ending Number of AUs............................................ (a)N/A           (a)47,782,700
                                                                  (b)N/A           (b)58,551

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)N/A           (a)$9.999
                                                                  (b)N/A           (b)$9.999
 Ending AUV...................................................... (a)N/A           (a)$10.409
                                                                  (b)N/A           (b)$10.366
 Ending Number of AUs............................................ (a)N/A           (a)5,651,792
                                                                  (b)N/A           (b)10

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.590       (a)$11.735
                                                                  (b)$14.293       (b)$11.446
 Ending AUV...................................................... (a)$11.735       (a)$14.265
                                                                  (b)$11.446       (b)$13.824
 Ending Number of AUs............................................ (a)588,419       (a)933,631
                                                                  (b)15,118        (b)24,212

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.492       (a)$11.973
                                                                  (b)$11.297       (b)$11.719
 Ending AUV...................................................... (a)$11.973       (a)$12.193
                                                                  (b)$11.719       (b)$11.857
 Ending Number of AUs............................................ (a)824,710       (a)1,570,864
                                                                  (b)23,038        (b)32,393

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.204       (a)$9.589
                                                                  (b)$10.962       (b)$9.311
 Ending AUV...................................................... (a)$9.589        (a)$10.722
                                                                  (b)$9.311        (b)$10.207
 Ending Number of AUs............................................ (a)29,823        (a)54,837
                                                                  (b)0             (b)0

------------------------------------------------------------------



                                                                      FISCAL YEAR        FISCAL YEAR        FISCAL YEAR
                                                                         ENDED              ENDED              ENDED
VARIABLE PORTFOLIOS                                                    12/31/13           12/31/14           12/31/15
================================================================= ================== ================== ==================
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.643          (a)$11.676         (a)$10.684
                                                                  (b)$9.369          (b)$11.271         (b)$10.246
 Ending AUV...................................................... (a)$11.676         (a)$10.684         (a)$9.996
                                                                  (b)$11.271         (b)$10.246         (b)$9.525
 Ending Number of AUs............................................ (a)2,639,927       (a)3,050,176       (a)2,938,286
                                                                  (b)61,529          (b)62,747          (b)58,718

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$10.506         (a)$12.105         (a)$12.422
                                                                  (b)$10.435         (b)$11.946         (b)$12.179
 Ending AUV...................................................... (a)$12.105         (a)$12.422         (a)$11.589
                                                                  (b)$11.946         (b)$12.179         (b)$11.288
 Ending Number of AUs............................................ (a)109,114,636     (a)159,389,149     (a)182,440,112
                                                                  (b)56,880          (b)56,880          (b)56,880

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$10.409         (a)$12.036         (a)$12.349
                                                                  (b)$10.366         (b)$11.900         (b)$12.130
 Ending AUV...................................................... (a)$12.036         (a)$12.349         (a)$11.489
                                                                  (b)$11.900         (b)$12.130         (b)$11.213
 Ending Number of AUs............................................ (a)47,465,403      (a)99,101,538      (a)120,770,674
                                                                  (b)0               (b)0               (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.265         (a)$19.011         (a)$21.497
                                                                  (b)$13.824         (b)$18.305         (b)$20.565
 Ending AUV...................................................... (a)$19.011         (a)$21.497         (a)$22.934
                                                                  (b)$18.305         (b)$20.565         (b)$21.797
 Ending Number of AUs............................................ (a)974,955         (a)1,017,918       (a)990,597
                                                                  (b)23,184          (b)28,801          (b)27,490

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.193         (a)$11.714         (a)$12.088
                                                                  (b)$11.857         (b)$11.318         (b)$11.603
 Ending AUV...................................................... (a)$11.714         (a)$12.088         (a)$11.925
                                                                  (b)$11.318         (b)$11.603         (b)$11.372
 Ending Number of AUs............................................ (a)2,003,392       (a)2,182,816       (a)2,585,470
                                                                  (b)34,112          (b)34,292          (b)32,362

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.722         (a)$14.223         (a)$14.995
                                                                  (b)$10.207         (b)$11.459         (b)$14.025
 Ending AUV...................................................... (a)$14.223         (a)$14.995         (a)$14.735
                                                                  (b)$11.459         (b)$14.025         (b)$13.693
 Ending Number of AUs............................................ (a)67,551          (a)109,589         (a)117,843
                                                                  (b)0               (b)0               (b)0

------------------------------------------------------------------



                                                                      FISCAL YEAR       FISCAL YEAR
                                                                         ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/16           12/31/17
================================================================= ================== =================
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)$10.553
                                                                  (b)N/A             (b)$10.489
 Ending AUV...................................................... (a)$10.553         (a)$12.345
                                                                  (b)$10.489         (b)$12.190
 Ending Number of AUs............................................ (a)6,293,817       (a)8,129,307
                                                                  (b)2,104           (b)2,104

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.996          (a)$9.947
                                                                  (b)$9.525          (b)$9.416
 Ending AUV...................................................... (a)$9.947          (a)$11.884
                                                                  (b)$9.416          (b)$11.178
 Ending Number of AUs............................................ (a)2,840,396       (a)2,345,384
                                                                  (b)53,888          (b)51,785

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$11.589         (a)$11.913
                                                                  (b)$11.288         (b)$11.530
 Ending AUV...................................................... (a)$11.913         (a)$14.056
                                                                  (b)$11.530         (b)$13.516
 Ending Number of AUs............................................ (a)162,160,805     (a)142,067,440
                                                                  (b)56,880          (b)0

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$11.489         (a)$11.883
                                                                  (b)$11.213         (b)$11.523
 Ending AUV...................................................... (a)$11.883         (a)$13.836
                                                                  (b)$11.523         (b)$13.329
 Ending Number of AUs............................................ (a)109,578,131     (a)97,499,085
                                                                  (b)0               (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$22.934         (a)$22.950
                                                                  (b)$21.797         (b)$21.671
 Ending AUV...................................................... (a)$22.950         (a)$29.901
                                                                  (b)$21.671         (b)$28.053
 Ending Number of AUs............................................ (a)963,727         (a)783,307
                                                                  (b)22,701          (b)22,070

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.925         (a)$11.872
                                                                  (b)$11.372         (b)$11.249
 Ending AUV...................................................... (a)$11.872         (a)$12.000
                                                                  (b)$11.249         (b)$11.297
 Ending Number of AUs............................................ (a)3,085,996       (a)2,669,439
                                                                  (b)27,172          (b)27,430

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.735         (a)$15.528
                                                                  (b)$13.693         (b)$14.336
 Ending AUV...................................................... (a)$15.528         (a)$18.251
                                                                  (b)$14.336         (b)$16.742
 Ending Number of AUs............................................ (a)144,428         (a)132,872
                                                                  (b)0               (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION TO         ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.442       (a)$9.775        (a)$9.928
                                                                  (b)$12.901       (b)$9.339        (b)$9.424
 Ending AUV...................................................... (a)$9.775        (a)$9.928        (a)$10.307
                                                                  (b)$9.339        (b)$9.424        (b)$9.721
 Ending Number of AUs............................................ (a)123,410       (a)217,900       (a)259,105
                                                                  (b)9,083         (b)15,668        (b)13,156

------------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.594       (a)$11.812       (a)$12.059
                                                                  (b)$11.441       (b)$11.606       (b)$11.772
 Ending AUV...................................................... (a)$11.812       (a)$12.059       (a)$11.241
                                                                  (b)$11.606       (b)$11.772       (b)$10.902
 Ending Number of AUs............................................ (a)1,020,017     (a)1,957,459     (a)2,622,881
                                                                  (b)28,615        (b)36,941        (b)38,280

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.245        (a)$8.080        (a)$9.214
                                                                  (b)$9.046        (b)$7.866        (b)$8.912
 Ending AUV...................................................... (a)$8.080        (a)$9.214        (a)$12.923
                                                                  (b)$7.866        (b)$8.912        (b)$12.420
 Ending Number of AUs............................................ (a)47,532        (a)64,002        (a)106,525
                                                                  (b)826           (b)7,117         (b)7,045

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.199       (a)$9.592        (a)$10.932
                                                                  (b)$10.950       (b)$9.319        (b)$10.553
 Ending AUV...................................................... (a)$9.592        (a)$10.932       (a)$14.703
                                                                  (b)$9.319        (b)$10.553       (b)$14.101
 Ending Number of AUs............................................ (a)13,305        (a)27,949        (a)37,349
                                                                  (b)0             (b)6,444         (b)6,383

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.307       (a)$8.239        (a)$6.355
                                                                  (b)$9.721        (b)$7.720        (b)$5.916
 Ending AUV...................................................... (a)$8.239        (a)$6.355        (a)$8.104
                                                                  (b)$7.720        (b)$5.916        (b)$7.495
 Ending Number of AUs............................................ (a)353,628       (a)414,659       (a)349,990
                                                                  (b)12,540        (b)4,294         (b)2,494

------------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.241       (a)$11.238       (a)$10.904
                                                                  (b)$10.902       (b)$10.828       (b)$10.438
 Ending AUV...................................................... (a)$11.238       (a)$10.904       (a)$11.123
                                                                  (b)$10.828       (b)$10.438       (b)$10.579
 Ending Number of AUs............................................ (a)2,862,419     (a)2,943,802     (a)2,933,295
                                                                  (b)37,357        (b)35,038        (b)33,599

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.923       (a)$12.750       (a)$12.361
                                                                  (b)$12.420       (b)$12.174       (b)$11.726
 Ending AUV...................................................... (a)$12.750       (a)$12.361       (a)$13.025
                                                                  (b)$12.174       (b)$11.726       (b)$12.276
 Ending Number of AUs............................................ (a)176,666       (a)175,016       (a)146,437
                                                                  (b)6,970         (b)5,540         (b)5,461

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.703       (a)$15.521       (a)$15.462
                                                                  (b)$14.101       (b)$14.790       (b)$14.638
 Ending AUV...................................................... (a)$15.521       (a)$15.462       (a)$15.322
                                                                  (b)$14.790       (b)$14.638       (b)$14.412
 Ending Number of AUs............................................ (a)44,012        (a)41,731        (a)35,403
                                                                  (b)1,476         (b)1,413         (b)1,346

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ===============
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.104
                                                                  (b)$7.495
 Ending AUV...................................................... (a)$9.149
                                                                  (b)$8.407
 Ending Number of AUs............................................ (a)265,020
                                                                  (b)2,433

------------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.123
                                                                  (b)$10.579
 Ending AUV...................................................... (a)$11.152
                                                                  (b)$10.539
 Ending Number of AUs............................................ (a)2,798,613
                                                                  (b)33,964

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.025
                                                                  (b)$12.276
 Ending AUV...................................................... (a)$16.561
                                                                  (b)$15.508
 Ending Number of AUs............................................ (a)92,460
                                                                  (b)1,522

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.322
                                                                  (b)$14.412
 Ending AUV...................................................... (a)$20.398
                                                                  (b)$19.063
 Ending Number of AUs............................................ (a)28,711
                                                                  (b)1,287

------------------------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                  FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION        ENDED          ENDED
                                                                   TO 12/31/11     12/31/12       12/31/13
                                                                  ============= ============== ==============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.988     (a)$8.906      (a)$10.103
                                                                  (b)$9.887     (b)$8.801      (b)$9.959
 Ending AUV...................................................... (a)$8.906     (a)$10.103     (a)$12.301
                                                                  (b)$8.801     (b)$9.959      (b)$12.096
 Ending Number of AUs............................................ (a)1,691      (a)1,637       (a)1,566
                                                                  (b)0          (b)2,209       (b)3,325

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.129    (a)$10.477     (a)$11.610
                                                                  (b)$10.995    (b)$10.334     (b)$11.422
 Ending AUV...................................................... (a)$10.477    (a)$11.610     (a)$13.013
                                                                  (b)$10.334    (b)$11.422     (b)$12.771
 Ending Number of AUs............................................ (a)52,948     (a)76,572      (a)104,065
                                                                  (b)17,743     (b)29,131      (b)34,893

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)N/A        (a)N/A         (a)N/A
                                                                  (b)N/A        (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A         (a)N/A
                                                                  (b)N/A        (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A         (a)N/A
                                                                  (b)N/A        (b)N/A         (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.667    (a)$10.853     (a)$12.105
                                                                  (b)$12.549    (b)$10.733     (b)$11.942
 Ending AUV...................................................... (a)$10.853    (a)$12.105     (a)$16.647
                                                                  (b)$10.733    (b)$11.942     (b)$16.382
 Ending Number of AUs............................................ (a)2,808      (a)3,036       (a)1,001
                                                                  (b)3,151      (b)3,111       (b)4,254

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.287    (a)$9.108      (a)$10.654
                                                                  (b)$10.191    (b)$9.008      (b)$10.511
 Ending AUV...................................................... (a)$9.108     (a)$10.654     (a)$14.218
                                                                  (b)$9.008     (b)$10.511     (b)$13.991
 Ending Number of AUs............................................ (a)13,812     (a)30,060      (a)26,504
                                                                  (b)24,856     (b)41,887      (b)40,081

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.624    (a)$9.452      (a)$10.631
                                                                  (b)$10.535    (b)$9.357      (b)$10.498
 Ending AUV...................................................... (a)$9.452     (a)$10.631     (a)$13.990
                                                                  (b)$9.357     (b)$10.498     (b)$13.780
 Ending Number of AUs............................................ (a)17,639     (a)30,862      (a)28,227
                                                                  (b)33,415     (b)59,143      (b)57,812

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.631     (a)$8.359      (a)$9.216
                                                                  (b)$9.559     (b)$8.282      (b)$9.108
 Ending AUV...................................................... (a)$8.359     (a)$9.216      (a)$12.321
                                                                  (b)$8.282     (b)$9.108      (b)$12.146
 Ending Number of AUs............................................ (a)11,079     (a)19,341      (a)21,441
                                                                  (b)16,111     (b)26,825      (b)27,287

------------------------------------------------------------------



                                                                    FISCAL YEAR    FISCAL YEAR     FISCAL YEAR   FISCAL YEAR
                                                                       ENDED          ENDED           ENDED         ENDED
                                                                     12/31/14        12/31/15       12/31/16       12/31/17
                                                                  ============== =============== ============== =============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.301     (a)$12.445      (a)$11.480     (a)$12.782
                                                                  (b)$12.096     (b)$12.206      (b)$11.232     (b)$12.474
 Ending AUV...................................................... (a)$12.445     (a)$11.480      (a)$12.782     (a)$14.079
                                                                  (b)$12.206     (b)$11.232      (b)$12.474     (b)$13.173
 Ending Number of AUs............................................ (a)2,075       (a)5,676        (a)5,376       (a)5,303
                                                                  (b)8,616       (b)8,938        (b)8,335       (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.013     (a)$13.391      (a)$12.242     (a)$13.731
                                                                  (b)$12.771     (b)$13.109      (b)$11.955     (b)$13.376
 Ending AUV...................................................... (a)$13.391     (a)$12.242      (a)$13.731     (a)$14.814
                                                                  (b)$13.109     (b)$11.955      (b)$13.376     (b)$13.845
 Ending Number of AUs............................................ (a)124,725     (a)137,841      (a)125,553     (a)122,456
                                                                  (b)64,760      (b)59,728       (b)34,003      (b)0

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)N/A         (a)N/A          (a)N/A         (a)$9.895
                                                                  (b)N/A         (b)N/A          (b)N/A         (b)$9.878
 Ending AUV...................................................... (a)N/A         (a)N/A          (a)$9.895      (a)$9.781
                                                                  (b)N/A         (b)N/A          (b)$9.878      (b)$9.676
 Ending Number of AUs............................................ (a)N/A         (a)N/A          (a)3,170       (a)53,220
                                                                  (b)N/A         (b)N/A          (b)3,624       (b)0

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.647     (a)$17.712      (a)$18.250     (a)$18.314
                                                                  (b)$16.382     (b)$17.386      (b)$17.869     (b)$17.888
 Ending AUV...................................................... (a)$17.712     (a)$18.250      (a)$18.314     (a)$22.884
                                                                  (b)$17.386     (b)$17.869      (b)$17.888     (b)$21.330
 Ending Number of AUs............................................ (a)965         (a)6,632        (a)22,766      (a)22,691
                                                                  (b)4,355       (b)4,003        (b)4,221       (b)0

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.218     (a)$15.258      (a)$14.078     (a)$16.201
                                                                  (b)$13.991     (b)$14.977      (b)$13.785     (b)$15.824
 Ending AUV...................................................... (a)$15.258     (a)$14.078      (a)$16.201     (a)$18.737
                                                                  (b)$14.977     (b)$13.785      (b)$15.824     (b)$17.627
 Ending Number of AUs............................................ (a)28,880      (a)34,026       (a)32,404      (a)31,310
                                                                  (b)43,692      (b)49,212       (b)48,270      (b)0

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.990     (a)$15.132      (a)$14.391     (a)$16.907
                                                                  (b)$13.780     (b)$14.868      (b)$14.105     (b)$16.529
 Ending AUV...................................................... (a)$15.132     (a)$14.391      (a)$16.907     (a)$18.965
                                                                  (b)$14.868     (b)$14.105      (b)$16.529     (b)$17.854
 Ending Number of AUs............................................ (a)40,683      (a)44,579       (a)43,545      (a)42,640
                                                                  (b)60,718      (b)65,857       (b)62,594      (b)0

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.321     (a)$13.046      (a)$12.466     (a)$14.361
                                                                  (b)$12.146     (b)$12.830      (b)$12.228     (b)$14.052
 Ending AUV...................................................... (a)$13.046     (a)$12.466      (a)$14.361     (a)$16.017
                                                                  (b)$12.830     (b)$12.228      (b)$14.052     (b)$15.095
 Ending Number of AUs............................................ (a)27,064      (a)27,807       (a)24,758      (a)23,413
                                                                  (b)25,702      (b)24,968       (b)22,066      (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                 FISCAL YEAR   FISCAL YEAR
                                                                    INCEPTION       ENDED         ENDED
                                                                   TO 12/31/11     12/31/12      12/31/13
                                                                  ============= ============= =============
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.189    (a)$10.026    (a)$11.470
                                                                  (b)$11.038    (b)$9.875     (b)$11.269
 Ending AUV...................................................... (a)$10.026    (a)$11.470    (a)$15.469
                                                                  (b)$9.875     (b)$11.269    (b)$15.160
 Ending Number of AUs............................................ (a)9          (a)34         (a)8,650
                                                                  (b)776        (b)6,150      (b)6,564

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.036    (a)$10.939    (a)$12.729
                                                                  (b)$12.907    (b)$10.812    (b)$12.550
 Ending AUV...................................................... (a)$10.939    (a)$12.729    (a)$17.211
                                                                  (b)$10.812    (b)$12.550    (b)$16.927
 Ending Number of AUs............................................ (a)35,418     (a)54,731     (a)50,722
                                                                  (b)43,641     (b)71,292     (b)71,474

------------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.940    (a)$11.243    (a)$12.243
                                                                  (b)$11.883    (b)$11.171    (b)$12.134
 Ending AUV...................................................... (a)$11.243    (a)$12.243    (a)$13.426
                                                                  (b)$11.171    (b)$12.134    (b)$13.273
 Ending Number of AUs............................................ (a)31,417     (a)39,992     (a)66,151
                                                                  (b)16,035     (b)15,915     (b)15,882

------------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.962    (a)$10.166    (a)$11.486
                                                                  (b)$11.881    (b)$10.079    (b)$11.360
 Ending AUV...................................................... (a)$10.166    (a)$11.486    (a)$13.974
                                                                  (b)$10.079    (b)$11.360    (b)$13.787
 Ending Number of AUs............................................ (a)7,306      (a)7,120      (a)6,488
                                                                  (b)0          (b)0          (b)8,574

------------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.011    (a)$10.932    (a)$12.018
                                                                  (b)$11.942    (b)$10.850    (b)$11.898
 Ending AUV...................................................... (a)$10.932    (a)$12.018    (a)$13.527
                                                                  (b)$10.850    (b)$11.898    (b)$13.359
 Ending Number of AUs............................................ (a)44,285     (a)71,640     (a)94,084
                                                                  (b)11,802     (b)40,612     (b)45,434

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.797    (a)$10.489    (a)$11.648
                                                                  (b)$11.730    (b)$10.412    (b)$11.533
 Ending AUV...................................................... (a)$10.489    (a)$11.648    (a)$13.440
                                                                  (b)$10.412    (b)$11.533    (b)$13.274
 Ending Number of AUs............................................ (a)17,788     (a)61,145     (a)81,827
                                                                  (b)2,398      (b)12,862     (b)16,349

------------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS(R) ASSET ALLOCATION SAST) - SAST Class 3
Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.805    (a)$10.058    (a)$11.454
                                                                  (b)$10.695    (b)$9.939     (b)$11.291
 Ending AUV...................................................... (a)$10.058    (a)$11.454    (a)$13.900
                                                                  (b)$9.939     (b)$11.291    (b)$13.667
 Ending Number of AUs............................................ (a)17,776     (a)13,067     (a)7,358
                                                                  (b)685        (b)10,414     (b)15,299

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
                                                                     12/31/14      12/31/15      12/31/16     12/31/17
                                                                  ============= ============= ============= ============
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.469    (a)$17.328    (a)$18.917    (a)$19.084
                                                                  (b)$15.160    (b)$16.939    (b)$18.446    (b)$18.563
 Ending AUV...................................................... (a)$17.328    (a)$18.917    (a)$19.084    (a)$24.718
                                                                  (b)$16.939    (b)$18.446    (b)$18.563    (b)$23.041
 Ending Number of AUs............................................ (a)27,298     (a)19.433     (a)5,325      (a)5,159
                                                                  (b)6,665      (b)6,013      (b)6,362      (b)0

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.211    (a)$18.430    (a)$17.028    (a)$20.878
                                                                  (b)$16.927    (b)$18.081    (b)$16.663    (b)$20.380
 Ending AUV...................................................... (a)$18.430    (a)$17.028    (a)$20.878    (a)$23.166
                                                                  (b)$18.081    (b)$16.663    (b)$20.380    (b)$21.802
 Ending Number of AUs............................................ (a)60,629     (a)66,909     (a)52,733     (a)51,861
                                                                  (b)75,053     (b)76,507     (b)65,823     (b)0

------------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.426    (a)$13.909    (a)$13.499    (a)$13.974
                                                                  (b)$13.273    (b)$13.716    (b)$13.279    (b)$13.711
 Ending AUV...................................................... (a)$13.909    (a)$13.499    (a)$13.974    (a)$15.193
                                                                  (b)$13.716    (b)$13.279    (b)$13.711    (b)$14.349
 Ending Number of AUs............................................ (a)80,867     (a)84,767     (a)77,479     (a)73,819
                                                                  (b)19,551     (b)26,270     (b)26,280     (b)0

------------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.974    (a)$14.464    (a)$13.962    (a)$14.523
                                                                  (b)$13.787    (b)$14.235    (b)$13.706    (b)$14.221
 Ending AUV...................................................... (a)$14.464    (a)$13.962    (a)$14.523    (a)$16.832
                                                                  (b)$14.235    (b)$13.706    (b)$14.221    (b)$15.835
 Ending Number of AUs............................................ (a)6,311      (a)5,900      (a)3,346      (a)3,073
                                                                  (b)8,635      (b)8,677      (b)8,836      (b)0

------------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.527    (a)$14.005    (a)$13.550    (a)$14.072
                                                                  (b)$13.359    (b)$13.797    (b)$13.316    (b)$13.794
 Ending AUV...................................................... (a)$14.005    (a)$13.550    (a)$14.072    (a)$15.681
                                                                  (b)$13.797    (b)$13.316    (b)$13.794    (b)$14.789
 Ending Number of AUs............................................ (a)133,749    (a)141,633    (a)134,303    (a)97,637
                                                                  (b)46,524     (b)55,021     (b)44,608     (b)0

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.440    (a)$13.900    (a)$13.435    (a)$13.962
                                                                  (b)$13.274    (b)$13.695    (b)$13.203    (b)$13.688
 Ending AUV...................................................... (a)$13.900    (a)$13.435    (a)$13.962    (a)$15.815
                                                                  (b)$13.695    (b)$13.203    (b)$13.688    (b)$14.918
 Ending Number of AUs............................................ (a)85,619     (a)89,696     (a)71,102     (a)64,313
                                                                  (b)25,821     (b)25,745     (b)22,334     (b)0

------------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS(R) ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.900    (a)$14.366    (a)$14.285    (a)$15.330
                                                                  (b)$13.667    (b)$14.091    (b)$13.976    (b)$14.962
 Ending AUV...................................................... (a)$14.366    (a)$14.285    (a)$15.330    (a)$17.476
                                                                  (b)$14.091    (b)$13.976    (b)$14.962    (b)$16.386
 Ending Number of AUs............................................ (a)62,744     (a)73.078     (a)78,553     (a)57,918
                                                                  (b)15,053     (b)11,924     (b)10,545     (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                 FISCAL YEAR   FISCAL YEAR
                                                                    INCEPTION       ENDED         ENDED
                                                                   TO 12/31/11     12/31/12      12/31/13
                                                                  ============= ============= =============
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS(R) GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.200    (a)$10.056    (a)$12.090
                                                                  (b)$12.079    (b)$9.939     (b)$11.920
 Ending AUV...................................................... (a)$10.056    (a)$12.090    (a)$15.322
                                                                  (b)$9.939     (b)$11.920    (b)$15.069
 Ending Number of AUs............................................ (a)50,981     (a)79,450     (a)65,450
                                                                  (b)45,662     (b)69,734     (b)69,133

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS(R) GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.039    (a)$9.567     (a)$11.062
                                                                  (b)$10.938    (b)$9.464     (b)$10.916
 Ending AUV...................................................... (a)$9.567     (a)$11.062    (a)$14.119
                                                                  (b)$9.464     (b)$10.916    (b)$13.897
 Ending Number of AUs............................................ (a)39,274     (a)54,012     (a)60,945
                                                                  (b)16,510     (b)29,303     (b)30,398

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS(R) GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.079    (a)$9.102     (a)$10.489
                                                                  (b)$9.985     (b)$9.002     (b)$10.348
 Ending AUV...................................................... (a)$9.102     (a)$10.489    (a)$13.734
                                                                  (b)$9.002     (b)$10.348    (b)$13.515
 Ending Number of AUs............................................ (a)32,963     (a)57,888     (a)58,540
                                                                  (b)6,577      (b)21,268     (b)22,316

------------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST) - SAST Class
3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)N/A        (a)$9.999     (a)$10.058
                                                                  (b)N/A        (b)$9.999     (b)$10.046
 Ending AUV...................................................... (a)N/A        (a)$10.058    (a)$11.888
                                                                  (b)N/A        (b)$10.046    (b)$11.845
 Ending Number of AUs............................................ (a)N/A        (a)5,090      (a)165,600
                                                                  (b)N/A        (b)945        (b)47,027

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.361    (a)$9.374     (a)$10.479
                                                                  (b)$10.267    (b)$9.274     (b)$10.340
 Ending AUV...................................................... (a)$9.374     (a)$10.479    (a)$13.290
                                                                  (b)$9.274     (b)$10.340    (b)$11.493
 Ending Number of AUs............................................ (a)0          (a)0          (a)613
                                                                  (b)0          (b)0          (b)0

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                      ENDED         ENDED           ENDED           ENDED
                                                                     12/31/14      12/31/15       12/31/16         12/31/17
                                                                  ============= ============= ================ ===============
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS(R) GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.322    (a)$15.368    (a)$16.123       (a)$15.914
                                                                  (b)$15.069    (b)$15.076    (b)$15.778       (b)$15.534
 Ending AUV...................................................... (a)$15.368    (a)$16.123    (a)$15.914       (a)$20.522
                                                                  (b)$15.076    (b)$15.778    (b)$15.534       (b)$19.309
 Ending Number of AUs............................................ (a)95,841     (a)114,283    (a)123,405       (a)109,995
                                                                  (b)77,042     (b)72,122     (b)69,802        (b)0

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS(R) GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.119    (a)$15.025    (a)$15.745       (a)$16.910
                                                                  (b)$13.897    (b)$14.752    (b)$15.421       (b)$16.520
 Ending AUV...................................................... (a)$15.025    (a)$15.745    (a)$16.910       (a)$21.281
                                                                  (b)$14.752    (b)$15.421    (b)$16.520       (b)$20.029
 Ending Number of AUs............................................ (a)105,597    (a)135,931    (a)135,220       (a)130,083
                                                                  (b)33,455     (b)34,257     (b)34,110        (b)0

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS(R) GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.734    (a)$14.898    (a)$14.824       (a)$16.217
                                                                  (b)$13.515    (b)$14.624    (b)$14.516       (b)$15.840
 Ending AUV...................................................... (a)$14.898    (a)$14.824    (a)$16.217       (a)$19.466
                                                                  (b)$14.624    (b)$14.516    (b)$15.840       (b)$18.302
 Ending Number of AUs............................................ (a)81,046     (a)108,763    (a)97,787        (a)91,966
                                                                  (b)33,207     (b)29,383     (b)23,548        (b)0

------------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$11.888    (a)$12.009    (a)$11.653       (a)$12.265
                                                                  (b)$11.845    (b)$11.936    (b)$11.552       (b)$12.129
 Ending AUV...................................................... (a)$12.009    (a)$11.653    (a)$12.265       (a)$13.809
                                                                  (b)$11.936    (b)$11.552    (b)$12.129       (b)$13.330
 Ending Number of AUs............................................ (a)406,272    (a)817,230    (a)1,142,018     (a)1,208,630
                                                                  (b)157,583    (b)346,832    (b)439,022       (b)0

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV................................................... (a)N/A        (a)$10.623    (a)$10.708       (a)$11.193
                                                                  (b)N/A        (b)$10.606    (b)$10.637       (b)$11.092
 Ending AUV...................................................... (a)N/A        (a)$10.708    (a)$11.193       (a)$11.687
                                                                  (b)N/A        (b)$10.637    (b)$11.092       (b)$11.341
 Ending Number of AUs............................................ (a)N/A        (a)0          (a)0             (a)0
                                                                  (b)N/A        (b)0          (b)0             (b)0

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A           (a)$10.364
                                                                  (b)N/A        (b)N/A        (b)N/A           (b)$10.340
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$10.364       (a)$11.426
                                                                  (b)N/A        (b)N/A        (b)$10.340       (b)$11.284
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)499,001       (a)521,726
                                                                  (b)N/A        (b)N/A        (b)100,480       (b)0

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.290    (a)$14.161    (a)$14.669       (a)$14.731
                                                                  (b)$11.493    (b)$13.904    (b)$14.367       (b)$14.393
 Ending AUV...................................................... (a)$14.161    (a)$14.669    (a)$14.731       (a)$17.894
                                                                  (b)$13.904    (b)$14.367    (b)$14.393       (b)$16.754
 Ending Number of AUs............................................ (a)14,361     (a)625        (a)2,043         (a)2,977
                                                                  (b)0          (b)1,460      (b)2,995         (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                 FISCAL YEAR   FISCAL YEAR
                                                                    INCEPTION       ENDED         ENDED
                                                                   TO 12/31/11     12/31/12      12/31/13
                                                                  ============= ============= =============
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.172    (a)$9.925     (a)$10.495
                                                                  (b)$11.037    (b)$9.789     (b)$10.325
 Ending AUV...................................................... (a)$9.925     (a)$10.495    (a)$12.964
                                                                  (b)$9.789     (b)$10.325    (b)$11.073
 Ending Number of AUs............................................ (a)945        (a)4,264      (a)6,681
                                                                  (b)0          (b)0          (b)0

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.805     (a)$9.662     (a)$9.457
                                                                  (b)$9.695     (b)$9.538     (b)$9.312
 Ending AUV...................................................... (a)$9.662     (a)$9.457     (a)$9.255
                                                                  (b)$9.538     (b)$9.312     (b)$9.091
 Ending Number of AUs............................................ (a)13         (a)45         (a)51,628
                                                                  (b)0          (b)0          (b)2,741

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.210    (a)$11.432    (a)$12.767
                                                                  (b)$11.098    (b)$11.300    (b)$12.588
 Ending AUV...................................................... (a)$11.432    (a)$12.767    (a)$17.115
                                                                  (b)$11.300    (b)$12.588    (b)$16.832
 Ending Number of AUs............................................ (a)3,058      (a)4,775      (a)6,760
                                                                  (b)1,656      (b)10,760     (b)10,387

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.072    (a)$11.310    (a)$12.423
                                                                  (b)$11.908    (b)$11.137    (b)$12.202
 Ending AUV...................................................... (a)$11.310    (a)$12.423    (a)$14.370
                                                                  (b)$11.137    (b)$12.202    (b)$14.080
 Ending Number of AUs............................................ (a)3,530      (a)3,626      (a)3,392
                                                                  (b)9,865      (b)9,706      (b)9,328

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.837    (a)$13.996    (a)$15.300
                                                                  (b)$13.716    (b)$13.850    (b)$15.103
 Ending AUV...................................................... (a)$13.996    (a)$15.300    (a)$15.223
                                                                  (b)$13.850    (b)$15.103    (b)$14.989
 Ending Number of AUs............................................ (a)53,315     (a)83,441     (a)131,237
                                                                  (b)29,093     (b)52,775     (b)64,270

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.573     (a)$8.180     (a)$9.409
                                                                  (b)$8.489     (b)$8.086     (b)$9.278
 Ending AUV...................................................... (a)$8.180     (a)$9.409     (a)$9.040
                                                                  (b)$8.086     (b)$9.278     (b)$8.892
 Ending Number of AUs............................................ (a)20,443     (a)34,822     (a)40,888
                                                                  (b)27,357     (b)44,691     (b)57,328

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.256    (a)$10.031    (a)$11.600
                                                                  (b)$11.149    (b)$9.919     (b)$11.442
 Ending AUV...................................................... (a)$10.031    (a)$11.600    (a)$15.409
                                                                  (b)$9.919     (b)$11.442    (b)$15.161
 Ending Number of AUs............................................ (a)10,076     (a)27,436     (a)49,425
                                                                  (b)21,600     (b)35,139     (b)33,711

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
                                                                     12/31/14      12/31/15      12/31/16      12/31/17
                                                                  ============= ============= ============= =============
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.964    (a)$15.879    (a)$17.151    (a)$19.661
                                                                  (b)$11.073    (b)$15.544    (b)$16.747    (b)$19.150
 Ending AUV...................................................... (a)$15.879    (a)$17.151    (a)$19.661    (a)$26.081
                                                                  (b)$15.544    (b)$16.747    (b)$19.150    (b)$24.406
 Ending Number of AUs............................................ (a)12,748     (a)13,949     (a)13,141     (a)14,156
                                                                  (b)5,793      (b)6,741      (b)4,460      (b)0

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.255     (a)$9.056     (a)$8.866     (a)$8.692
                                                                  (b)$9.091     (b)$8.873     (b)$8.666     (b)$8.474
 Ending AUV...................................................... (a)$9.056     (a)$8.866     (a)$8.692     (a)$8.589
                                                                  (b)$8.873     (b)$8.666     (b)$8.474     (b)$7.956
 Ending Number of AUs............................................ (a)3,505      (a)17,090     (a)44,771     (a)23,488
                                                                  (b)7,229      (b)10,316     (b)10,400     (b)0

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.115    (a)$18.600    (a)$18.627    (a)$21.554
                                                                  (b)$16.832    (b)$18.246    (b)$18.227    (b)$21.039
 Ending AUV...................................................... (a)$18.600    (a)$18.627    (a)$21.554    (a)$25.129
                                                                  (b)$18.246    (b)$18.227    (b)$21.039    (b)$23.495
 Ending Number of AUs............................................ (a)9,217      (a)15,238     (a)29,339     (a)29,308
                                                                  (b)13,631     (b)15,644     (b)16,551     (b)0

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.370    (a)$15.152    (a)$14.610    (a)$15.881
                                                                  (b)$14.080    (b)$14.808    (b)$14.244    (b)$15.444
 Ending AUV...................................................... (a)$15.152    (a)$14.610    (a)$15.881    (a)$17.726
                                                                  (b)$14.808    (b)$14.244    (b)$15.444    (b)$16.520
 Ending Number of AUs............................................ (a)3,303      (a)3,482      (a)3,618      (a)3,404
                                                                  (b)7,951      (b)6,044      (b)4,506      (b)0

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.223    (a)$15.803    (a)$15.317    (a)$16.344
                                                                  (b)$14.989    (b)$15.522    (b)$15.006    (b)$15.973
 Ending AUV...................................................... (a)$15.803    (a)$15.317    (a)$16.344    (a)$17.102
                                                                  (b)$15.522    (b)$15.006    (b)$15.973    (b)$16.087
 Ending Number of AUs............................................ (a)203,125    (a)232,088    (a)272,822    (a)253,956
                                                                  (b)76,735     (b)78,614     (b)80,745     (b)0

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.040     (a)$11.511    (a)$11.501    (a)$12.258
                                                                  (b)$8.892     (b)$11.294    (b)$11.255    (b)$11.967
 Ending AUV...................................................... (a)$11.511    (a)$11.501    (a)$12.258    (a)$12.676
                                                                  (b)$11.294    (b)$11.255    (b)$11.967    (b)$11.917
 Ending Number of AUs............................................ (a)49,132     (a)48,257     (a)44,351     (a)39,239
                                                                  (b)51,275     (b)48,114     (b)42,992     (b)0

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.409    (a)$15.122    (a)$13.731    (a)$17.635
                                                                  (b)$15.161    (b)$14.842    (b)$13.443    (b)$17.222
 Ending AUV...................................................... (a)$15.122    (a)$13.731    (a)$17.635    (a)$19.003
                                                                  (b)$14.842    (b)$13.443    (b)$17.222    (b)$17.868
 Ending Number of AUs............................................ (a)24,566     (a)29,646     (a)131,728    (a)24,767
                                                                  (b)36,097     (b)38,125     (b)32,172     (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                 FISCAL YEAR   FISCAL YEAR
                                                                    INCEPTION       ENDED         ENDED
                                                                   TO 12/31/11     12/31/12      12/31/13
                                                                  ============= ============= =============
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.971    (a)$13.060    (a)$13.312
                                                                  (b)$12.853    (b)$12.920    (b)$13.136
 Ending AUV...................................................... (a)$13.060    (a)$13.312    (a)$12.600
                                                                  (b)$12.920    (b)$13.136    (b)$12.402
 Ending Number of AUs............................................ (a)40,647     (a)63,539     (a)111,760
                                                                  (b)7,053      (b)19,804     (b)26,650

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.030    (a)$11.069    (a)$12.769
                                                                  (b)$12.883    (b)$10.926    (b)$12.571
 Ending AUV...................................................... (a)$11.069    (a)$12.769    (a)$17.264
                                                                  (b)$10.926    (b)$12.571    (b)$16.955
 Ending Number of AUs............................................ (a)10,351     (a)19,991     (a)18,637
                                                                  (b)22,459     (b)34,787     (b)32,226

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$10.995
                                                                  (b)N/A        (b)N/A        (b)$10.976
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)69,680
                                                                  (b)N/A        (b)N/A        (b)19,905

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.355    (a)$10.295    (a)$11.237
                                                                  (b)$11.236    (b)$10.170    (b)$11.073
 Ending AUV...................................................... (a)$10.295    (a)$11.237    (a)$14.853
                                                                  (b)$10.170    (b)$11.073    (b)$14.600
 Ending Number of AUs............................................ (a)6,946      (a)14,850     (a)14,475
                                                                  (b)8,337      (b)16,409     (b)17,654

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.201    (a)$10.675    (a)$11.849
                                                                  (b)$11.098    (b)$10.560    (b)$11.692
 Ending AUV...................................................... (a)$10.675    (a)$11.849    (a)$13.892
                                                                  (b)$10.560    (b)$11.692    (b)$13.674
 Ending Number of AUs............................................ (a)1,517      (a)2,353      (a)5,213
                                                                  (b)593        (b)7,401      (b)7,884

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.642    (a)$10.200    (a)$11.884
                                                                  (b)$14.502    (b)$10.085    (b)$11.722
 Ending AUV...................................................... (a)$10.200    (a)$11.884    (a)$11.266
                                                                  (b)$10.085    (b)$11.722    (b)$11.085
 Ending Number of AUs............................................ (a)16,392     (a)21,644     (a)26,403
                                                                  (b)7,399      (b)15,662     (b)22,767

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.825     (a)$9.549     (a)$10.657
                                                                  (b)$9.721     (b)$9.432     (b)$10.500
 Ending AUV...................................................... (a)$9.549     (a)$10.657    (a)$13.778
                                                                  (b)$9.432     (b)$10.500    (b)$13.541
 Ending Number of AUs............................................ (a)18,413     (a)34,240     (a)36,664
                                                                  (b)22,268     (b)48,970     (b)48,228

------------------------------------------------------------------



                                                                   FISCAL YEAR     FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                      ENDED           ENDED            ENDED           ENDED
                                                                     12/31/14       12/31/15         12/31/16         12/31/17
                                                                  ============= ================ ================ ===============
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.600    (a)$12.321       (a)$11.742       (a)$11.672
                                                                  (b)$12.402    (b)$12.097       (b)$11.500       (b)$11.403
 Ending AUV...................................................... (a)$12.321    (a)$11.742       (a)$11.672       (a)$12.233
                                                                  (b)$12.097    (b)$11.500       (b)$11.403       (b)$11.493
 Ending Number of AUs............................................ (a)168,882    (a)178,781       (a)201,727       (a)190,262
                                                                  (b)36,405     (b)39,564        (b)39,176        (b)0

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.264    (a)$17.571       (a)$17.126       (a)$17.463
                                                                  (b)$16.955    (b)$17.213       (b)$16.736       (b)$17.023
 Ending AUV...................................................... (a)$17.571    (a)$17.126       (a)$17.463       (a)$21.394
                                                                  (b)$17.213    (b)$16.736       (b)$17.023       (b)$20.086
 Ending Number of AUs............................................ (a)20,344     (a)19,960        (a)19,618        (a)19,715
                                                                  (b)31,483     (b)30,310        (b)29,846        (b)0

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$10.995    (a)$11.707       (a)$11.254       (a)$12.161
                                                                  (b)$10.976    (b)$11.658       (b)$11.179       (b)$12.050
 Ending AUV...................................................... (a)$11.707    (a)$11.254       (a)$12.161       (a)$13.157
                                                                  (b)$11.658    (b)$11.179       (b)$12.050       (b)$12.764
 Ending Number of AUs............................................ (a)321,094    (a)1,049,906     (a)1,352,519     (a)1,547,156
                                                                  (b)140,392    (b)415,131       (b)506,095       (b)0

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.853    (a)$16.210       (a)$15.948       (a)$15.421
                                                                  (b)$14.600    (b)$15.894       (b)$15.598       (b)$15.046
 Ending AUV...................................................... (a)$16.210    (a)$15.948       (a)$15.421       (a)$19.695
                                                                  (b)$15.894    (b)$15.598       (b)$15.046       (b)$18.504
 Ending Number of AUs............................................ (a)14,594     (a)16,871        (a)17,314        (a)15,869
                                                                  (b)18,436     (b)19,912        (b)21,846        (b)0

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.892    (a)$15.191       (a)$14.909       (a)$15.677
                                                                  (b)$13.674    (b)$14.914       (b)$14.601       (b)$15.315
 Ending AUV...................................................... (a)$15.191    (a)$14.909       (a)$15.677       (a)$17.623
                                                                  (b)$14.914    (b)$14.601       (b)$15.315       (b)$16.496
 Ending Number of AUs............................................ (a)16,016     (a)33,196        (a)31,860        (a)29,666
                                                                  (b)11,178     (b)10,141        (b)8,914         (b)0

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.266    (a)$10.404       (a)$8.750        (a)$9.505
                                                                  (b)$11.085    (b)$10.210       (b)$8.566        (b)$9.282
 Ending AUV...................................................... (a)$10.404    (a)$8.750        (a)$9.505        (a)$13.270
                                                                  (b)$10.210    (b)$8.566        (b)$9.282        (b)$12.484
 Ending Number of AUs............................................ (a)28,723     (a)34,811        (a)33,934        (a)37,661
                                                                  (b)31,169     (b)40,354        (b)41,008        (b)0

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.778    (a)$15.426       (a)$14.806       (a)$16.787
                                                                  (b)$13.541    (b)$15.123       (b)$14.479       (b)$16.375
 Ending AUV...................................................... (a)$15.426    (a)$14.806       (a)$16.787       (a)$19.485
                                                                  (b)$15.123    (b)$14.479       (b)$16.375       (b)$18.153
 Ending Number of AUs............................................ (a)38,770     (a)43,381        (a)41,602        (a)39,735
                                                                  (b)49,544     (b)55,117        (b)53,956        (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                 FISCAL YEAR   FISCAL YEAR
                                                                    INCEPTION       ENDED         ENDED
                                                                   TO 12/31/11     12/31/12      12/31/13
                                                                  ============= ============= =============
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.487    (a)$8.470     (a)$9.713
                                                                  (b)$10.367    (b)$8.359     (b)$9.563
 Ending AUV...................................................... (a)$8.470     (a)$9.713     (a)$12.028
                                                                  (b)$8.359     (b)$9.563     (b)$11.812
 Ending Number of AUs............................................ (a)6,431      (a)7,550      (a)6,907
                                                                  (b)7,237      (b)13,499     (b)16,466

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.874    (a)$13.282    (a)$13.980
                                                                  (b)$12.752    (b)$13.135    (b)$13.790
 Ending AUV...................................................... (a)$13.282    (a)$13.980    (a)$13.225
                                                                  (b)$13.135    (b)$13.790    (b)$13.013
 Ending Number of AUs............................................ (a)81,391     (a)165,763    (a)237,183
                                                                  (b)63,837     (b)125,083    (b)170,052

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.159    (a)$11.100    (a)$12.640
                                                                  (b)$13.047    (b)$10.987    (b)$12.480
 Ending AUV...................................................... (a)$11.100    (a)$12.640    (a)$17.663
                                                                  (b)$10.987    (b)$12.480    (b)$17.397
 Ending Number of AUs............................................ (a)5,242      (a)7,878      (a)11,348
                                                                  (b)7,354      (b)12,584     (b)12,142

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.512    (a)$9.269     (a)$10.250
                                                                  (b)$10.419    (b)$9.171     (b)$10.117
 Ending AUV...................................................... (a)$9.269     (a)$10.250    (a)$13.446
                                                                  (b)$9.171     (b)$10.117    (b)$13.238
 Ending Number of AUs............................................ (a)17,917     (a)29,588     (a)28,401
                                                                  (b)24,468     (b)45,426     (b)45,714

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.224    (a)$9.798     (a)$10.727
                                                                  (b)$11.082    (b)$9.658     (b)$10.546
 Ending AUV...................................................... (a)$9.798     (a)$10.727    (a)$14.101
                                                                  (b)$9.658     (b)$10.546    (b)$13.829
 Ending Number of AUs............................................ (a)6,643      (a)10,016     (a)10,909
                                                                  (b)5,008      (b)5,967      (b)6,146

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.300    (a)$10.107    (a)$11.816
                                                                  (b)$11.173    (b)$9.977     (b)$11.634
 Ending AUV...................................................... (a)$10.107    (a)$11.816    (a)$15.283
                                                                  (b)$9.977     (b)$11.634    (b)$15.011
 Ending Number of AUs............................................ (a)18,117     (a)29,340     (a)27,399
                                                                  (b)30,992     (b)53,577     (b)53,433

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.091    (a)$12.286    (a)$13.680
                                                                  (b)$12.920    (b)$12.106    (b)$13.445
 Ending AUV...................................................... (a)$12.286    (a)$13.680    (a)$16.104
                                                                  (b)$12.106    (b)$13.445    (b)$15.788
 Ending Number of AUs............................................ (a)2,211      (a)5,463      (a)9,976
                                                                  (b)1,235      (b)1,185      (b)1,887

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
                                                                     12/31/14      12/31/15      12/31/16      12/31/17
                                                                  ============= ============= ============= =============
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.028    (a)$12.297    (a)$11.917    (a)$12.356
                                                                  (b)$11.812    (b)$12.046    (b)$11.645    (b)$12.043
 Ending AUV...................................................... (a)$12.297    (a)$11.917    (a)$12.356    (a)$15.075
                                                                  (b)$12.046    (b)$11.645    (b)$12.043    (b)$14.099
 Ending Number of AUs............................................ (a)6,913      (a)8,943      (a)9,182      (a)8,166
                                                                  (b)16,732     (b)16,563     (b)17,085     (b)0

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.225    (a)$13.600    (a)$13.329    (a)$13.519
                                                                  (b)$13.013    (b)$13.349    (b)$13.050    (b)$13.203
 Ending AUV...................................................... (a)$13.600    (a)$13.329    (a)$13.519    (a)$13.789
                                                                  (b)$13.349    (b)$13.050    (b)$13.203    (b)$12.973
 Ending Number of AUs............................................ (a)340,718    (a)335,322    (a)353,842    (a)343,833
                                                                  (b)183,167    (b)178,272    (b)187,928    (b)0

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.663    (a)$19.284    (a)$19.485    (a)$19.158
                                                                  (b)$17.397    (b)$18.945    (b)$19.096    (b)$18.728
 Ending AUV...................................................... (a)$19.284    (a)$19.485    (a)$19.158    (a)$24.372
                                                                  (b)$18.945    (b)$19.096    (b)$18.728    (b)$22.924
 Ending Number of AUs............................................ (a)10,977     (a)18,161     (a)29,765     (a)28,468
                                                                  (b)13,016     (b)13,479     (b)14,275     (b)0

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.446    (a)$14.082    (a)$13.998    (a)$15.740
                                                                  (b)$13.238    (b)$13.830    (b)$13.713    (b)$15.381
 Ending AUV...................................................... (a)$14.082    (a)$13.998    (a)$15.740    (a)$18.622
                                                                  (b)$13.830    (b)$13.713    (b)$15.381    (b)$17.503
 Ending Number of AUs............................................ (a)32,774     (a)32,636     (a)33,263     (a)30,745
                                                                  (b)52,998     (b)50,438     (b)48,568     (b)0

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.101    (a)$15.484    (a)$15.859    (a)$16.550
                                                                  (b)$13.829    (b)$15.148    (b)$15.477    (b)$16.110
 Ending AUV...................................................... (a)$15.484    (a)$15.859    (a)$16.550    (a)$20.630
                                                                  (b)$15.148    (b)$15.477    (b)$16.110    (b)$19.341
 Ending Number of AUs............................................ (a)16,854     (a)21,108     (a)24,881     (a)23,592
                                                                  (b)13,831     (b)14.983     (b)15,462     (b)0

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.283    (a)$16.627    (a)$16.349    (a)$17.428
                                                                  (b)$15.011    (b)$16.290    (b)$15.978    (b)$16.990
 Ending AUV...................................................... (a)$16.627    (a)$16.349    (a)$17.428    (a)$21.105
                                                                  (b)$16.290    (b)$15.978    (b)$16.990    (b)$19.815
 Ending Number of AUs............................................ (a)35,126     (a)39,957     (a)40,002     (a)37,482
                                                                  (b)61,115     (b)59,608     (b)60,107     (b)0

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.104    (a)$17.774    (a)$15.341    (a)$16.643
                                                                  (b)$15.788    (b)$17.382    (b)$14.965    (b)$16.195
 Ending AUV...................................................... (a)$17.774    (a)$15.341    (a)$16.643    (a)$18.780
                                                                  (b)$17.382    (b)$14.965    (b)$16.195    (b)$17.552
 Ending Number of AUs............................................ (a)14,563     (a)17,781     (a)21,213     (a)17,604
                                                                  (b)1,795      (b)1,872      (b)1,818      (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                 FISCAL YEAR   FISCAL YEAR
                                                                    INCEPTION       ENDED         ENDED
                                                                   TO 12/31/11     12/31/12      12/31/13
                                                                  ============= ============= =============
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.046    (a)$10.484    (a)$11.450
                                                                  (b)$10.924    (b)$10.351    (b)$11.277
 Ending AUV...................................................... (a)$10.484    (a)$11.450    (a)$13.371
                                                                  (b)$10.351    (b)$11.277    (b)$12.339
 Ending Number of AUs............................................ (a)4,075      (a)4,042      (a)3,823
                                                                  (b)0          (b)0          (b)0

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.775    (a)$8.308     (a)$9.566
                                                                  (b)$10.684    (b)$8.225     (b)$9.446
 Ending AUV...................................................... (a)$8.308     (a)$9.566     (a)$11.323
                                                                  (b)$8.225     (b)$9.446     (b)$11.153
 Ending Number of AUs............................................ (a)1,654      (a)7,123      (a)9,175
                                                                  (b)931        (b)3,629      (b)6,267

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.139    (a)$9.482     (a)$10.871
                                                                  (b)$10.038    (b)$9.372     (b)$10.718
 Ending AUV...................................................... (a)$9.482     (a)$10.871    (a)$13.998
                                                                  (b)$9.372     (b)$10.718    (b)$13.766
 Ending Number of AUs............................................ (a)0          (a)732        (a)1,051
                                                                  (b)1,104      (b)5,705      (b)6,985

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$10.809
                                                                  (b)N/A        (b)N/A        (b)$10.791
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)69,387
                                                                  (b)N/A        (b)N/A        (b)33,448

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.437    (a)$11.077    (a)$12.714
                                                                  (b)$11.296    (b)$10.923    (b)$12.506
 Ending AUV...................................................... (a)$11.077    (a)$12.714    (a)$13.462
                                                                  (b)$10.923    (b)$12.506    (b)13.209
 Ending Number of AUs............................................ (a)6,127      (a)13,576     (a)23,166
                                                                  (b)2,499      (b)4,320      (b)6,225

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.914     (a)$6.904     (a)$8.216
                                                                  (b)$8.832     (b)$6.829     (b)$8.106
 Ending AUV...................................................... (a)$6.904     (a)$8.216     (a)$9.839
                                                                  (b)$6.829     (b)$8.106     (b)$9.683
 Ending Number of AUs............................................ (a)20,755     (a)27,569     (a)24,304
                                                                  (b)2,217      (b)6,259      (b)6,295

------------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                      ENDED         ENDED           ENDED           ENDED
                                                                     12/31/14      12/31/15       12/31/16         12/31/17
                                                                  ============= ============= ================ ===============
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.371    (a)$14.228    (a)$13.896       (a)$14.872
                                                                  (b)$12.339    (b)$13.943    (b)$13.583       (b)$14.872
 Ending AUV...................................................... (a)$14.228    (a)$13.896    (a)$14.872       (a)$16.377
                                                                  (b)$13.943    (b)$13.583    (b)$14.872       (b)$15.361
 Ending Number of AUs............................................ (a)6,905      (a)7,088      (a)5,883         (a)5,349
                                                                  (b)0          (b)0          (b)5,883         (b)0

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.323    (a)$10.170    (a)$10.006       (a)$9.626
                                                                  (b)$11.153    (b)$9.993     (b)$9.807        (b)$9.411
 Ending AUV...................................................... (a)$10.170    (a)$10.006    (a)$9.626        (a)$11.811
                                                                  (b)$9.993     (b)$9.807     (b)$9.411        (b)$11.091
 Ending Number of AUs............................................ (a)10,926     (a)15,912     (a)20,360        (a)20,727
                                                                  (b)9,103      (b)15,135     (b)18,234        (b)0

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.998    (a)$15.169    (a)$15.330       (a)$16.796
                                                                  (b)$13.766    (b)$14.880    (b)$15.001       (b)$16.394
 Ending AUV...................................................... (a)$15.169    (a)$15.330    (a)$16.796       (a)$19.261
                                                                  (b)$14.880    (b)$15.001    (b)$16.394       (b)$18.067
 Ending Number of AUs............................................ (a)4,007      (a)7,427      (a)10,105        (a)11,639
                                                                  (b)14,807     (b)13,221     (b)14,981        (b)0

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$10.809    (a)$11.294    (a)$10.684       (a)$11.222
                                                                  (b)$10.791    (b)$11.247    (b)$10.613       (b)$11.120
 Ending AUV...................................................... (a)$11.294    (a)$10.684    (a)$11.222       (a)$12.826
                                                                  (b)$11.247    (b)$10.613    (b)$11.120       (b)$12.443
 Ending Number of AUs............................................ (a)331,472    (a)807,092    (a)1,060,378     (a)1,047,942
                                                                  (b)166,243    (b)365,900    (b)409,129       (b)0

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.462    (a)$13.321    (a)$12.509       (a)$14.514
                                                                  (b)$13.209    (b)$13.037    (b)$12.212       (b)$14.134
 Ending AUV...................................................... (a)$13.321    (a)$12.509    (a)$14.514       (a)$15.628
                                                                  (b)$13.037    (b)$12.212    (b)$14.134       (b)$14.543
 Ending Number of AUs............................................ (a)47,211     (a)63,350     (a)53,097        (a)52,726
                                                                  (b)14,436     (b)15,170     (b)14,623        (b)0

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.839     (a)$8.741     (a)$8.439        (a)$8.405
                                                                  (b)$9.683     (b)$8.581     (b)$8.264        (b)$8.211
 Ending AUV...................................................... (a)$8.741     (a)$8.439     (a)$8.405        (a)$10.267
                                                                  (b)$8.581     (b)$8.264     (b)$8.211        (b)$9.621
 Ending Number of AUs............................................ (a)62,233     (a)59,613     (a)57,401        (a)20,188
                                                                  (b)15,815     (b)15,431     (b)15,497        (b)0

------------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A           (a)$10.809
                                                                  (b)N/A        (b)N/A        (b)N/A           (b)$10.783
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$10.809       (a)$12.025
                                                                  (b)N/A        (b)N/A        (b)$10.783       (b)$11.875
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)459,306       (a)590,095
                                                                  (b)N/A        (b)N/A        (b)88,948        (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                   FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION         ENDED            ENDED
                                                                   TO 12/31/11      12/31/12         12/31/13
                                                                  ============= ================ ================
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A           (a)N/A
                                                                  (b)N/A        (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A           (a)N/A
                                                                  (b)N/A        (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A           (a)N/A
                                                                  (b)N/A        (b)N/A           (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.612    (a)$8.218        (a)$9.643
                                                                  (b)$10.514    (b)$8.129        (b)$9.514
 Ending AUV...................................................... (a)$8.218     (a)$9.643        (a)$11.676
                                                                  (b)$8.129     (b)$9.514        (b)$11.491
 Ending Number of AUs............................................ (a)58,307     (a)84,555        (a)83,038
                                                                  (b)62,250     (b)98,272        (b)100,807

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)N/A        (a)$9.999        (a)$10.506
                                                                  (b)N/A        (b)$9.999        (b)$10.479
 Ending AUV...................................................... (a)N/A        (a)$10.506       (a)$12.105
                                                                  (b)N/A        (b)$10.479       (b)$12.045
 Ending Number of AUs............................................ (a)N/A        (a)2,055,800     (a)5,766,353
                                                                  (b)N/A        (b)1,431,909     (b)3,324,554

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)N/A        (a)$9.999        (a)$10.409
                                                                  (b)N/A        (b)$9.999        (b)$10.392
 Ending AUV...................................................... (a)N/A        (a)$10.409       (a)$12.036
                                                                  (b)N/A        (b)$10.392       (b)$11.987
 Ending Number of AUs............................................ (a)N/A        (a)231,323       (a)2,837,820
                                                                  (b)N/A        (b)181,388       (b)1,395,755

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.590    (a)$11.735       (a)$14.265
                                                                  (b)$14.408    (b)$11.569       (b)$14.028
 Ending AUV...................................................... (a)$11.735    (a)$14.265       (a)$19.011
                                                                  (b)$11.569    (b)$14.028       (b)$18.649
 Ending Number of AUs............................................ (a)12,406     (a)17,438        (a)25,372
                                                                  (b)15,088     (b)24,804        (b)23,881

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.492    (a)$11.973       (a)$12.193
                                                                  (b)$11.395    (b)$11.852       (b)$12.039
 Ending AUV...................................................... (a)$11.973    (a)$12.193       (a)$11.714
                                                                  (b)$11.852    (b)$12.039       (b)$11.538
 Ending Number of AUs............................................ (a)40,290     (a)85,895        (a)112,054
                                                                  (b)19,612     (b)51,529        (b)63,435

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.204    (a)$9.589        (a)$10.722
                                                                  (b)$11.113    (b)$9.495        (b)$10.591
 Ending AUV...................................................... (a)$9.589     (a)$10.722       (a)$14.223
                                                                  (b)$9.495     (b)$10.591       (b)$14.014
 Ending Number of AUs............................................ (a)506        (a)490           (a)1,245
                                                                  (b)0          (b)5,747         (b)6,283

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                        ENDED            ENDED             ENDED
                                                                      12/31/14          12/31/15         12/31/16
                                                                  ================ ================= ================
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$10.553
                                                                  (b)N/A           (b)N/A            (b)$10.529
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)521,787
                                                                  (b)N/A           (b)N/A            (b)75,406

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.676       (a)$10.684        (a)$9.996
                                                                  (b)$11.491       (b)$10.488        (b)$9.789
 Ending AUV...................................................... (a)$10.684       (a)$9.996         (a)$9.947
                                                                  (b)$10.488       (b)$9.789         (b)$9.716
 Ending Number of AUs............................................ (a)100,220       (a)102,573        (a)116,753
                                                                  (b)114,843       (b)117,759        (b)117,625

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$12.105       (a)$12.422        (a)$11.589
                                                                  (b)$12.045       (b)$12.329        (b)$11.473
 Ending AUV...................................................... (a)$12.422       (a)$11.589        (a)$11.913
                                                                  (b)$12.329       (b)$11.473        (b)$11.765
 Ending Number of AUs............................................ (a)9,427,779     (a)11,123,655     (a)9,250,289
                                                                  (b)5,120,859     (b)5,651,124      (b)5,280,270

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$12.036       (a)$12.349        (a)$11.489
                                                                  (b)$11.987       (b)$12.267        (b)$11.385
 Ending AUV...................................................... (a)$12.349       (a)$11.489        (a)$11.883
                                                                  (b)$12.267       (b)$11.385        (b)$11.746
 Ending Number of AUs............................................ (a)6,165,252     (a)7,494,467      (a)7,151,282
                                                                  (b)2,772,515     (b)3,232,610      (b)3,055,497

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$19.011       (a)$21.497        (a)$22.934
                                                                  (b)$18.649       (b)$21.035        (b)$22.385
 Ending AUV...................................................... (a)$21.497       (a)$22.934        (a)$22.950
                                                                  (b)$21.035       (b)$22.385        (b)$22.345
 Ending Number of AUs............................................ (a)57,997        (a)81,258         (a)89,687
                                                                  (b)26,606        (b)26,770         (b)28,784

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.714       (a)$12.088        (a)$11.925
                                                                  (b)$11.538       (b)$11.876        (b)$11.687
 Ending AUV...................................................... (a)$12.088       (a)$11.925        (a)$11.872
                                                                  (b)$11.876       (b)$11.687        (b)$11.606
 Ending Number of AUs............................................ (a)146,970       (a)174,814        (a)196,083
                                                                  (b)67,350        (b)71,077         (b)92,064

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.223       (a)$14.995        (a)$14.735
                                                                  (b)$14.014       (b)$14.738        (b)$14.446
 Ending AUV...................................................... (a)$14.995       (a)$14.735        (a)$15.528
                                                                  (b)$14.738       (b)$14.446        (b)$15.186
 Ending Number of AUs............................................ (a)4,783         (a)9,009          (a)4,749
                                                                  (b)8,647         (b)8,974          (b)9,020

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
                                                                      12/31/17
                                                                  ===============
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$10.553
                                                                  (b)$10.529
 Ending AUV...................................................... (a)$12.345
                                                                  (b)$12.190
 Ending Number of AUs............................................ (a)702,057
                                                                  (b)0

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.947
                                                                  (b)$9.716
 Ending AUV...................................................... (a)$11.884
                                                                  (b)$11.178
 Ending Number of AUs............................................ (a)107,389
                                                                  (b)0

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3
Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$11.913
                                                                  (b)$11.765
 Ending AUV...................................................... (a)$14.056
                                                                  (b)$13.516
 Ending Number of AUs............................................ (a)8,192,675
                                                                  (b)0

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3
Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$11.883
                                                                  (b)$11.746
 Ending AUV...................................................... (a)$13.836
                                                                  (b)$13.329
 Ending Number of AUs............................................ (a)6,505,470
                                                                  (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3
Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$22.950
                                                                  (b)$22.345
 Ending AUV...................................................... (a)$29.901
                                                                  (b)$28.053
 Ending Number of AUs............................................ (a)103,290
                                                                  (b)0

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) -
AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.872
                                                                  (b)$11.606
 Ending AUV...................................................... (a)$12.000
                                                                  (b)$11.297
 Ending Number of AUs............................................ (a)180,339
                                                                  (b)0

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.528
                                                                  (b)$15.186
 Ending AUV...................................................... (a)$18.251
                                                                  (b)$16.742
 Ending Number of AUs............................................ (a)4,657
                                                                  (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                 FISCAL YEAR   FISCAL YEAR
                                                                    INCEPTION       ENDED         ENDED
                                                                   TO 12/31/11     12/31/12      12/31/13
                                                                  ============= ============= =============
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.442    (a)$9.775     (a)$9.928
                                                                  (b)$13.311    (b)$9.664     (b)$9.791
 Ending AUV...................................................... (a)$9.775     (a)$9.928     (a)$10.307
                                                                  (b)$9.664     (b)$9.791     (b)$10.139
 Ending Number of AUs............................................ (a)9,543      (a)12,943     (a)18,551
                                                                  (b)7,508      (b)13,132     (b)23,283

------------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.594    (a)$11.812    (a)$12.059
                                                                  (b)$11.606    (b)$11.804    (b)$12.021
 Ending AUV...................................................... (a)$11.812    (a)$12.059    (a)$11.241
                                                                  (b)$11.804    (b)$12.021    (b)$11.177
 Ending Number of AUs............................................ (a)28,427     (a)55,237     (a)78,939
                                                                  (b)30,342     (b)47,854     (b)63,721

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.245     (a)$8.080     (a)$9.214
                                                                  (b)$9.169     (b)$8.000     (b)$9.099
 Ending AUV...................................................... (a)$8.080     (a)$9.214     (a)$12.923
                                                                  (b)$8.000     (b)$9.099     (b)$12.731
 Ending Number of AUs............................................ (a)11,777     (a)20,004     (a)48,393
                                                                  (b)16,286     (b)22,185     (b)27,629

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.199    (a)$9.592     (a)$10.932
                                                                  (b)$11.108    (b)$9.498     (b)$10.797
 Ending AUV...................................................... (a)$9.592     (a)$10.932    (a)$12.263
                                                                  (b)$9.498     (b)$10.797    (b)$14.486
 Ending Number of AUs............................................ (a)0          (a)0          (a)0
                                                                  (b)0          (b)2,314      (b)2,098

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
                                                                     12/31/14      12/31/15      12/31/16      12/31/17
                                                                  ============= ============= ============= =============
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.307    (a)$8.239     (a)$6.355     (a)$8.104
                                                                  (b)$10.139    (b)$8.085     (b)$6.220     (b)$7.912
 Ending AUV...................................................... (a)$8.239     (a)$6.355     (a)$8.104     (a)$9.149
                                                                  (b)$8.085     (b)$6.220     (b)$7.912     (b)$8.407
 Ending Number of AUs............................................ (a)74,224     (a)26,303     (a)23,504     (a)26,036
                                                                  (b)30,524     (b)38,959     (b)32,291     (b)0

------------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.241    (a)$11.238    (a)$10.904    (a)$11.123
                                                                  (b)$11.177    (b)$11.146    (b)$10.788    (b)$10.977
 Ending AUV...................................................... (a)$11.238    (a)$10.904    (a)$11.123    (a)$11.152
                                                                  (b)$11.146    (b)$10.788    (b)$10.977    (b)$10.539
 Ending Number of AUs............................................ (a)137,189    (a)148,351    (a)156,733    (a)155,306
                                                                  (b)69,197     (b)68,243     (b)68,336     (b)0

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.923    (a)$12.750    (a)$12.361    (a)$13.025
                                                                  (b)$12.731    (b)$12.529    (b)$12.117    (b)$12.736
 Ending AUV...................................................... (a)$12.750    (a)$12.361    (a)$13.025    (a)$16.561
                                                                  (b)$12.529    (b)$12.117    (b)$12.736    (b)$15.508
 Ending Number of AUs............................................ (a)32,511     (a)60,148     (a)27,933     (a)13,415
                                                                  (b)34,002     (b)36,016     (b)36,651     (b)0

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.263    (a)$15.521    (a)$15.462    (a)$15.322
                                                                  (b)$14.486    (b)$15.254    (b)$15.158    (b)$14.983
 Ending AUV...................................................... (a)$15.521    (a)$15.462    (a)$15.322    (a)$20.398
                                                                  (b)$15.254    (b)$15.158    (b)$14.983    (b)$19.063
 Ending Number of AUs............................................ (a)14,342     (a)24,729     (a)658        (a)432
                                                                  (b)2,091      (b)2,049      (b)2,142      (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



       PROSPECTUS PROVISION                            AVAILABILITY OR VARIATION                          ISSUE STATE
Administration Charge              Contract Maintenance Fee is $30.                                  New Mexico
Administration Charge              Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                     Oregon
                                                                                                     Texas
                                                                                                     Washington
Annuity Date                       You may switch to the Income Phase any time after your first      Florida
                                     contract anniversary.
Annuity Date                       You may begin the Income Phase any time 13 or more months after   New York
                                     contract issue.
Cancellation of Living Benefit     Amounts allocated to the Secure Value Account will be             Washington
                                     automatically transferred to the Goldman
                                   Sachs VIT Government Money Market Fund or similar money market portfolio.
Joint Ownership                    Benefits and Features to be made available to Domestic Partners.  California
                                                                                                     District of Columbia
                                                                                                     Maine
                                                                                                     Nevada
                                                                                                     Oregon
                                                                                                     Washington
                                                                                                     Wisconsin
Joint Ownership                    Benefits and Features to be made available to Civil Union         Colorado
                                     Partners.                                                       Hawaii
                                                                                                     Illinois
                                                                                                     New Jersey
Living Benefits                    Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                     Oregon
                                                                                                     Texas
                                                                                                     Washington
Minimum Contract Value             The minimum remaining contract value after a partial withdrawal   Texas
                                     must be $2,000.
Nursing Home Waiver                The Nursing Home Waiver is not available for contracts purchased  California on or after May 1, 2014.
Polaris Income Plus Daily (only)   Charge will be deducted pro-rata from Variable Portfolios only.   Hawaii
                                                                                                     Missouri
                                                                                                     New York
                                                                                                     Oregon
                                                                                                     Texas
                                                                                                     Washington
Premium Tax                        We deduct premium tax charges of 0.50% for Qualified contracts    California
                                     and 2.35% for Non-Qualified
                                   contracts based on contract value when you begin the Income
                                     Phase.
Premium Tax                        We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                     contracts based on total Purchase
                                   Payments when you begin the Income Phase.
Premium Tax                        We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                                     contracts based on contract value when
                                   you begin the Income Phase.
Premium Tax                        For the first $500,000 in the contract, we deduct premium tax     South Dakota
                                     charges of 1.25% for Non-Qualified
                                   contracts based on total Purchase Payments when you begin the
                                     Income Phase. For any amount in
                                   excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for
                                   Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.
Premium Tax                        We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                                     and 1.0% for Non-Qualified
                                   contracts based on contract value when you begin the Income
                                     Phase.
Premium Tax                        We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                                     contracts based on total Purchase
                                   Payments when you begin the Income Phase.
Purchase Payment Age Limit         The Purchase Payment Age Limit is the later of six years after    Kentucky
                                     contract issue or the Owner's 66th
                                   birthday for contracts issued May 2, 2011 through August 2,       Minnesota
                                     2015. The Purchase Payment Age
                                   limit is not applicable to contracts issued on or after August    Oklahoma
                                     3, 2015.                                                        Texas
Purchase Payment Age Limit         The Purchase Payment Age Limit is the later of two years after    Washington
                                     contract issue or the Owner's
                                   62nd birthday for contracts issued May 2, 2011 through August 2,
                                     2015. The Purchase Payment
                                   Age limit is not applicable to contracts issued on or after
                                     August 3, 2015.
Transfer Privilege                 Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                                     Texas


                                      B-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS,
           POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


EXAMPLE

ASSUME YOU ELECT POLARIS INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:


               AVERAGE     CALCULATED
  BENEFIT     VALUE OF      FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX         VALUE*      FEE RATE     FEE RATE**
     1st       24.82          N/A         1.10%        0.2750%
     2nd       21.49          N/A         1.10%        0.2750%
     3rd       24.16          N/A         1.10%        0.2750%
     4th       19.44          N/A         1.10%        0.2750%
     5th       16.88         0.94%        0.94%        0.2350%

* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).


                                      C-1



AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:


              AVERAGE
               VALUE     CALCULATED
  BENEFIT       OF        FORMULA       ANNUAL      QUARTERLY
  QUARTER       VIX        VALUE       FEE RATE     FEE RATE
     6th      20.00        1.10%        1.10%       0.2750%
     7th      25.57        1.38%        1.35%       0.3375%
     8th      30.22        1.61%        1.60%       0.4000%
     9th      26.02        1.40%        1.40%       0.3500%
    10th      22.83        1.24%        1.24%       0.3100%
    11th      19.88        1.09%        1.09%       0.2725%
    12th      20.60        1.13%        1.13%       0.2825%
    13th      14.44        0.82%        0.88%       0.2200%
    14th      13.41        0.77%        0.77%       0.1925%
    15th       9.11        0.56%        0.60%       0.1500%
    16th      16.30        0.92%        0.85%       0.2125%

IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.38% - 1.10% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (14.44 - 20)]

1.10% + [0.05% x (-5.56)]

1.10% + (-0.00278) = 0.82% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (9.11 - 20)]

1.10% + [0.05% x (-10.89)]

1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX D - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO AUGUST 22, 2016
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




None of the Living Benefits described below are currently being offered.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.

TABLE OF CONTENTS



Polaris Income Plus Daily........... D-1
Polaris Income Plus*................ D-2
Polaris Income Plus* Fee............ D-12
Polaris Income Builder**............ D-6
Polaris Income Builder** Fee........ D-12
MarketLock For Life................. D-12
MarketLock For Life Fee............. D-15




*     formerly named "SunAmerica Income Plus"

**    formerly named "SunAmerica Income Builder"



POLARIS INCOME PLUS DAILY


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE / PROTECTED INCOME PAYMENT PERCENTAGE:

If your contract was purchased prior to August 22, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


                                                POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED       DAILY INCOME          DAILY INCOME         DAILY INCOME
         PERSON AT FIRST WITHDRAWAL(1)                OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 64 and Younger)       5.5%  /  3.0%(2)      5.5%  /  3.0%(2)         4.0%  /  4.0%
 One Covered Person (Age 65 and Older)            6.0%  /  4.0%         7.0%  /  3.0%         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)      5.0%  /  3.0%(3)      5.0%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)           5.5%  /  4.0%         6.5%  /  3.0%         4.5%  /  4.5%

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND COVERED PERSON IS YOUNGER THAN AGE 68:


                                                POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED       DAILY INCOME          DAILY INCOME         DAILY INCOME
         PERSON AT FIRST WITHDRAWAL(1)                OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 64 and Younger)       5.0%  /  2.5%(2)      5.0%  /  2.5%(2)         3.5%  /  3.5%
 One Covered Person (Age 65 and Older)            5.5%  /  3.5%         6.5%  /  2.5%         4.5%  /  4.5%
 Two Covered Persons (Age 64 and Younger)      4.5%  /  2.5%(3)      4.5%  /  2.5%(3)         3.0%  /  3.0%
 Two Covered Persons (Age 65 and Older)           5.0%  /  3.5%         6.0%  /  3.0%         4.0%  /  4.0%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.

POLARIS INCOME PLUS AND POLARIS INCOME BUILDER



INCOME CREDIT

If your contract was issued prior to August 22, 2016, and you elected the optional Polaris Income Plus or Polaris Income Builder living benefits, the following Income Credit rates are applicable:


                          INCOME CREDIT
     OPTIONAL        (AS A PERCENTAGE OF THE                INCOME
  LIVING BENEFIT       INCOME CREDIT BASE)            CREDIT AVAILABILITY
 Polaris Income               6.0%              Available during the first 12
 Plus                                            Benefit Years -- the Income
                                                  Credit is REDUCED in years
                                                    withdrawals are taken
 Polaris Income               6.0%              Available during the first 12
 Builder                                         Benefit Years -- the Income
                                                Credit is ELIMINATED in years
                                                   any withdrawal is taken

If your contract was issued prior to February 29, 2016, and you elected the optional Polaris Income Plus (formerly named "SunAmerica Income Plus" for contracts issued January 23, 2012 and after) or Polaris Income Builder (formerly named "SunAmerica Income Builder" for contracts issued January 23, 2012 and after) living benefits, the following provisions are applicable to the feature you elected.

POLARIS INCOME PLUS


INVESTMENT REQUIREMENTS

If your contract was issued between May 1, 2015 and January 24, 2016, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, you must allocate your assets in accordance with A, B, C, D or E:



  A   10% Secure      45% SA VCP Dynamic Allocation; and
      Value Account   45% SA VCP Dynamic Strategy
  B   10% Secure      30% SA VCP Dynamic Allocation;
      Value Account   30% SA VCP Dynamic Strategy;
                      10% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      10% SA Invesco VCP Equity-Income; and
                      10% SA PIMCO VCP Tactical Balanced
  C   10% Secure      18% SA American Funds(R) VCP Managed Asset
      Value Account   Allocation;
                      18% SA Invesco VCP Equity-Income;
                      18% SA PIMCO VCP Tactical Balanced;
                      18% SA VCP Dynamic Allocation; and
                      18% A VCP Dynamic Strategy
  D   10% Secure      30% SA VCP Dynamic Allocation;
      Value Account   20% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      20% SA Invesco VCP Equity-Income; and
                      20% SA PIMCO VCP Tactical Balanced
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Goldman Sachs VIT Government Money
                      Market Fund
                      SA American Funds(R) VCP Managed Asset
                      Allocation*
                      SA BlackRock VCP Global Multi Asset*
                      SA DFA Ultra Short Bond
                      SA Federated Corporate Bond
                      SA Goldman Sachs Global Bond
                      SA Invesco VCP Equity-Income*
                      SA JPMorgan MDS Core bond
                      SA PIMCO VCP Tactical Balanced*
                      SA Schroders VCP Global Allocation*
                      SA T. Rowe Price VCP Balanced*
                      SA VCP Dynamic Allocation
                      SA VCP Dynamic Strategy
                      SA Wellington Government and Quality Bond
                      SA Wellington Real Return
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.

If your contract was issued between March 2, 2015 and April 30, 2015, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, the following investment requirements are applicable to your living benefit:



  A   20% Secure      40% SA VCP Dynamic Allocation; and
      Value Account   40% SA VCP Dynamic Strategy
  B   20% Secure      30% SA VCP Dynamic Allocation;
      Value Account   30% SA VCP Dynamic Strategy;
                      6% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      7% SA Invesco VCP Equity-Income; and
                      7% SA PIMCO VCP Tactical Balanced
  C   20% Secure      16% SA American Funds(R) VCP Managed Asset
      Value Account   Allocation;
                      16% SA Invesco VCP Equity-Income;
                      16% SA PIMCO VCP Tactical Balanced;
                      16% SA VCP Dynamic Allocation; and
                      16% A VCP Dynamic Strategy
  D   20% Secure      20% SA VCP Dynamic Allocation;
      Value Account   20% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      20% SA Invesco VCP Equity-Income; and
                      20% SA PIMCO VCP Tactical Balanced
  E   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Goldman Sachs VIT Government Money
                      Market Fund
                      SA American Funds(R) VCP Managed Asset
                      Allocation*
                      SA BlackRock VCP Global Multi Asset*
                      SA DFA Ultra Short Bond
                      SA Federated Corporate Bond
                      SA Goldman Sachs Global Bond
                      SA Invesco VCP Equity-Income*
                      SA JPMorgan MDS Core bond
                      SA PIMCO VCP Tactical Balanced*
                      SA Schroders VCP Global Allocation*
                      SA T. Rowe Price VCP Balanced*
                      SA VCP Dynamic Allocation
                      SA VCP Dynamic Strategy
                      SA Wellington Government and Quality Bond
                      SA Wellington Real Return
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.



If your contract was issued between May 1, 2013 and March 1, 2015, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, the following investment requirements are applicable to your living benefit:



  A   20% Secure      40% SA VCP Dynamic Allocation; and
      Value Account   40% SA VCP Dynamic Strategy
  B   20% Secure      30% SA VCP Dynamic Allocation;
      Value Account   30% SA VCP Dynamic Strategy;
                      6% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      7% SA Invesco VCP Equity-Income; and
                      7% SA PIMCO VCP Tactical Balanced
  C   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Goldman Sachs VIT Government Money
                      Market Fund
                      SA American Funds(R) VCP Managed Asset
                      Allocation*
                      SA BlackRock VCP Global Multi Asset*
                      SA DFA Ultra Short Bond
                      SA Federated Corporate Bond
                      SA Goldman Sachs Global Bond
                      SA Invesco VCP Equity-Income*
                      SA JPMorgan MDS Core bond
                      SA PIMCO VCP Tactical Balanced*
                      SA Schroders VCP Global Allocation*
                      SA T. Rowe Price VCP Balanced*
                      SA VCP Dynamic Allocation
                      SA VCP Dynamic Strategy
                      SA Wellington Government and Quality Bond
                      SA Wellington Real Return
                      * You may invest up to a maximum of 10% in each
                      of these Variable Portfolios.



MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE / PROTECTED INCOME PAYMENT PERCENTAGE:


If your contract was purchased between May 12, 2014 and August 21, 2016, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


 NUMBER OF COVERED PERSONS AND AGE OF COVERED   POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
         PERSON AT FIRST WITHDRAWAL(1)            INCOME OPTION 1       INCOME OPTION 2       INCOME OPTION 3
 One Covered Person (Age 64 and Younger)       5.5%  /  3.0%(2)      5.5%  /  3.0%(2)         4.0%  /  4.0%
 One Covered Person (Age 65 and Older)            6.0%  /  4.0%         7.0%  /  3.0%         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)      5.0%  /  3.0%(3)      5.0%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)           5.5%  /  4.0%         6.5%  /  3.0%         4.5%  /  4.5%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

If your contract was issued between February 11, 2013 and May 11, 2014, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable to your living benefit:


   NUMBER OF COVERED PERSONS AND AGE OF       POLARIS INCOME PLUS     POLARIS INCOME PLUS     POLARIS INCOME PLUS
    COVERED PERSON AT FIRST WITHDRAWAL*         INCOME OPTION 1         INCOME OPTION 2         INCOME OPTION 3
 One Covered Person (Age 64 and Younger)       5.0%  /  3.0%**         5.0%  /  3.0%**         3.75%  /  3.75%
 One Covered Person (Age 65 and Older)          5.5%  /  4.0%           6.5%  /  3.0%           5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)      4.5%  /  3.0%***        4.5%  /  3.0%***        3.25%  /  3.25%
 Two Covered Persons (Age 65 and Older)         5.0%  /  4.0%           6.0%  /  3.0%           4.5%  /  4.5%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.





If your contract was issued from February 11, 2013 through September 30, 2013, and you elected the optional Polaris Income Plus living benefit Income Option with Custom Allocation, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


             NUMBER OF COVERED                     POLARIS
            PERSONS AND AGE OF                   INCOME PLUS
             COVERED PERSON AT                INCOME OPTION WITH
             FIRST WITHDRAWAL*                CUSTOM ALLOCATION
 One Covered Person (Age 64 and Younger)       4.5%  /  3.0%**
 One Covered Person (Age 65 and Older)          4.5%  /  4.0%
 Two Covered Persons (Age 64 and Younger)     4.0%  /  3.0%***
 Two Covered Persons (Age 65 and Older)         4.0%  /  4.0%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

INVESTMENT REQUIREMENTS

If your contract was issued between January 23, 2012 through September 30, 2013, and you elected the optional Polaris Income Plus living benefit Income Option with Custom Allocation, the following investment requirements are applicable:


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION

If you elect the Polaris Income Plus Income Option with Custom Allocation, you must allocate your assets in accordance with one of three Check the Box Options or the Build-Your-Own Option:



 Check-The-     10% Secure      90% in Allocation 1, 2 or 3*; or
 Box Option 1   Value Account   90% in Combination Allocation 1, 2 or 3*
                                * Please see the allocations for the
                                formerly available Polaris Portfolio
                                Allocator Models and 50%-50%
                                Combination Models in the POLARIS
                                PORTFOLIO ALLOCATOR PROGRAM
                                and 50%-50% COMBINATION
                                MODEL PROGRAM FOR
                                CONTRACTS ISSUED PRIOR TO
                                FEBRUARY 6, 2017 APPENDIX.
 Check-The-     10% Secure      90% in one or more of the following
 Box Option 2   Value Account   Variable Portfolios:
                                SA American Funds(R) VCP
                                Managed Asset Allocation
                                SA Edge Asset Allocation
                                SA JPMorgan Diversified Balanced
                                Franklin Income VIP Fund
                                SA Allocation Balanced
                                SA Allocation Moderate
                                SA Allocation Moderate Growth
                                SA MFS Total Return
                                SA VCP Dynamic Allocation
                                SA VCP Dynamic Strategy
 Check-The-     10% Secure      90% SA DFA Ultra Short Bond
 Box Option 3   Value Account

If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:



   INVESTMENT         FLEXIBLE             VARIABLE PORTFOLIOS AND/OR
      GROUP          ALLOCATION                DCA FIXED ACCOUNTS
 A. BOND, CASH     Minimum 20%     SA DFA Ultra Short Bond
   AND DCA         Maximum 90%     SA Federated Corporate Bond
   FIXED                           SA Goldman Sachs Global Bond
   ACCOUNTS                        SA JPMorgan MFS Core Bond
                                   SA Wellington Government and Quality
                                   Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS*
                                   DCA 6-Month
                                   1-Year DCA
                                   2-Year DCA
 B. EQUITY**        Minimum 0%     Franklin Income VIP Fund
                   Maximum 70%     Franklin Founding Funds Allocation VIP
                                   Fund
                                   Invesco V.I. American Franchise Fund
                                   Invesco V.I. Comstock Fund
                                   Invesco V.I. Growth and Income Fund
                                   Lord Abbett Growth and Income
                                   SA AB Growth
                                   SA AB Small & Mid Cap Value
                                   SA Allocation Balanced
                                   SA Allocation Growth
                                   SA Allocation Moderate Growth
                                   SA Allocation Moderate
                                   SA American Funds(R) Asset Allocation
                                   SA American Funds(R) Global Growth
                                   SA American Funds(R) Growth
                                   SA American Funds(R) Growth-Income
                                   SA Dogs of Wall Street
                                   SA Edge Asset Allocation
                                   SA Federated Corporate Bond
                                   SA Janus Focused Growth
                                   SA JPMorgan Diversified Balanced
                                   SA JPMorgan Equity-Income
                                   SA JPMorgan Global Equities
                                   SA Legg Mason BW Large Cap Value
                                   SA MFS Massachusetts Investors Trust
                                   SA MFS Total Return
                                   SA MFS Blue Chip Growth
                                   SA MFS Telecom Utility
                                   SA Morgan Stanley International Equities
                                   SA Oppenheimer Main Street Large Cap
                                   SA PineBridge High-Yield Bond
                                   SA Putnam International Growth and
                                   Income
                                   SA Templeton Foreign Value
                                   SA VCP Dynamic Allocation
                                   SA VCP Dynamic Strategy
                                   SA Wellington Capital Appreciation
                                   SA Wellington Growth Portfolio
                                   SA WellsCap Aggressive Growth
                                   SA WellsCap Fundamental Growth
                                   Portfolio
 C. LIMITED         Minimum 0%     SA American Funds(R) VCP Managed
   EQUITY          Maximum 10%     Asset Allocation
                                   SA Boston Company Capital Growth
                                   SA Columbia Technology
                                   SA Fidelity Institutional AM Real Estate
                                   SA Franklin Small Company Value
                                   SA Invesco Growth Opportunities
                                   SA JPMorgan Emerging Markets
                                   SA JPMorgan Mid-Cap Growth
                                   SA Wellington Natural Resources


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

**    Not all funds listed in the Equity group invest in equity markets.


If you elect the Polaris Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in an Allocation* or Combination Allocation* that complies with the investment requirements. Your Allocation* or Combination Allocation* will automatically be rebalanced quarterly if you elect this living benefit. You may not reallocate your money from the Secure Value Account to an other Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.
* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX.


If your contract was issued from June 18, 2012 through February 10, 2013, and you elected the optional Polaris Income Plus living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


   NUMBER OF COVERED
   PERSONS AND AGE OF           POLARIS             POLARIS
   COVERED PERSON AT          INCOME PLUS         INCOME PLUS
   FIRST WITHDRAWAL*        INCOME OPTION 1     INCOME OPTION 2
 One Covered Person
 (Age 64 and Younger)      5.5%  /  3.0%**      5.5%  /  3.0%**
 One Covered Person
 (Age 65 and Older)         5.5%  /  4.0%        6.5%  /  3.0%
 Two Covered Persons
 (Age 64 and Younger)     5.0%  /  3.0%***     5.0%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)         5.0%  /  4.0%        6.0%  /  3.0%



   NUMBER OF COVERED                                POLARIS
   PERSONS AND AGE OF          POLARIS            INCOME PLUS
   COVERED PERSON AT         INCOME PLUS          OPTION WITH
   FIRST WITHDRAWAL*       INCOME OPTION 3     CUSTOM ALLOCATION
 One Covered Person
 (Age 64 and Younger)     3.75%  /  3.75%      4.5%  /  3.0%**
 One Covered Person
 (Age 65 and Older)        5.0%  /  5.0%        4.5%  /  4.0%
 Two Covered Persons
 (Age 64 and Younger)     3.25%  /  3.25%      4.0%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)        4.5%  /  4.5%        4.0%  /  4.0%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.


                                      D-5



POLARIS INCOME BUILDER


INVESTMENT REQUIREMENTS

If your contract was issued between May 1, 2015 and January 24, 2016, and you elected the optional Polaris Income Builder, you must allocate your assets in accordance with A, B, C, D or E:



  A   10% Secure      45% SA VCP Dynamic Allocation; and
      Value Account   45% SA VCP Dynamic Strategy
  B   10% Secure      30% SA VCP Dynamic Allocation;
      Value Account   30% SA VCP Dynamic Strategy;
                      10% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      10% SA Invesco VCP Equity-Income; and
                      10% SA PIMCO VCP Tactical Balanced
  C   10% Secure      18% SA American Funds(R) VCP Managed Asset
      Value Account   Allocation;
                      18% SA Invesco VCP Equity-Income;
                      18% SA PIMCO VCP Tactical Balanced;
                      18% SA VCP Dynamic Allocation; and
                      18% A VCP Dynamic Strategy
  D   10% Secure      30% SA VCP Dynamic Allocation;
      Value Account   20% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      20% SA Invesco VCP Equity-Income; and
                      20% SA PIMCO VCP Tactical Balanced
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Goldman Sachs VIT Government Money
                      Market Fund
                      SA American Funds(R) VCP Managed Asset
                      Allocation*
                      SA BlackRock VCP Global Multi Asset*
                      SA DFA Ultra Short Bond
                      SA Federated Corporate Bond
                      SA Goldman Sachs Global Bond
                      SA Invesco VCP Equity-Income*
                      SA JPMorgan MDS Core bond
                      SA PIMCO VCP Tactical Balanced*
                      SA Schroders VCP Global Allocation*
                      SA T. Rowe Price VCP Balanced*
                      SA VCP Dynamic Allocation
                      SA VCP Dynamic Strategy
                      SA Wellington Government and Quality Bond
                      SA Wellington Real Return
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


If your contract was issued between March 2, 2015 and April 30, 2015, and you elected the optional Polaris Income Builder, the following investment requirements are applicable to your living benefit:



  A   20% Secure      40% SA VCP Dynamic Allocation; and
      Value Account   40% SA VCP Dynamic Strategy
  B   20% Secure      30% SA VCP Dynamic Allocation;
      Value Account   30% SA VCP Dynamic Strategy;
                      6% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      7% SA Invesco VCP Equity-Income; and
                      7% SA PIMCO VCP Tactical Balanced
  C   20% Secure      16% SA American Funds(R) VCP Managed Asset
      Value Account   Allocation;
                      16% SA Invesco VCP Equity-Income;
                      16% SA PIMCO VCP Tactical Balanced;
                      16% SA VCP Dynamic Allocation; and
                      16% A VCP Dynamic Strategy
  D   20% Secure      20% SA VCP Dynamic Allocation;
      Value Account   20% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      20% SA Invesco VCP Equity-Income; and
                      20% SA PIMCO VCP Tactical Balanced
  E   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Goldman Sachs VIT Government Money
                      Market Fund
                      SA American Funds(R) VCP Managed Asset
                      Allocation*
                      SA BlackRock VCP Global Multi Asset*
                      SA DFA Ultra Short Bond
                      SA Federated Corporate Bond
                      SA Goldman Sachs Global Bond
                      SA Invesco VCP Equity-Income*
                      SA JPMorgan MDS Core bond
                      SA PIMCO VCP Tactical Balanced*
                      SA Schroders VCP Global Allocation*
                      SA T. Rowe Price VCP Balanced*
                      SA VCP Dynamic Allocation
                      SA VCP Dynamic Strategy
                      SA Wellington Government and Quality Bond
                      SA Wellington Real Return
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


If your contract was issued between May 1, 2013 and March 1, 2015, and you elected the optional Polaris Income


                                      D-6



Builder, the following investment requirements are applicable to your living benefit:



  A   20% Secure      40% SA VCP Dynamic Allocation; and
      Value Account   40% SA VCP Dynamic Strategy
  B   20% Secure      30% SA VCP Dynamic Allocation;
      Value Account   30% SA VCP Dynamic Strategy;
                      6% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      7% SA Invesco VCP Equity-Income; and
                      7% SA PIMCO VCP Tactical Balanced
  C   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Goldman Sachs VIT Government Money
                      Market Fund
                      SA American Funds(R) VCP Managed Asset
                      Allocation*
                      SA BlackRock VCP Global Multi Asset*
                      SA DFA Ultra Short Bond
                      SA Federated Corporate Bond
                      SA Goldman Sachs Global Bond
                      SA Invesco VCP Equity-Income*
                      SA JPMorgan MDS Core bond
                      SA PIMCO VCP Tactical Balanced*
                      SA Schroders VCP Global Allocation*
                      SA T. Rowe Price VCP Balanced*
                      SA VCP Dynamic Allocation
                      SA VCP Dynamic Strategy
                      SA Wellington Government and Quality Bond
                      SA Wellington Real Return
                      * You may invest up to a maximum of 10% in each
                      of these Variable Portfolios.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE /
PROTECTED INCOME PAYMENT PERCENTAGE:

If your contract was issued from May 1, 2013 through February 28, 2016, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


        NUMBER OF COVERED PERSONS
        AND AGE OF COVERED PERSON              POLARIS
          AT FIRST WITHDRAWAL*              INCOME BUILDER
 One Covered Person (Age 65 and Older)     5.5%  /  5.25%
 Two Covered Persons (Age 65 and Older)    5.0%  /  4.75%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

If your contract was issued from February 11, 2013 through April 30, 2013, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


        NUMBER OF COVERED PERSONS
        AND AGE OF COVERED PERSON              POLARIS
          AT FIRST WITHDRAWAL*              INCOME BUILDER
 One Covered Person (Age 65 and Older)     5.25%  /  5.0%
 Two Covered Persons (Age 65 and Older)    4.75%  /  4.5%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

If your contract was issued from June 18, 2012 through February 10, 2013, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


         NUMBER OF COVERED PERSONS
         AND AGE OF COVERED PERSON                POLARIS
           AT FIRST WITHDRAWAL*               INCOME BUILDER
 One Covered Person (Age 64 and Younger)     3.75%  /  3.75%
 One Covered Person (Age 65 and Older)       4.75%  /  4.75%
 Two Covered Persons (Age 64 and Younger)    3.25%  /  3.25%
 Two Covered Persons (Age 65 and Older)      4.25%  /  4.25%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.



INCOME CREDIT:

If your contract was issued prior to February 11, 2013, and you elected the optional Polaris Income Builder living benefit, the annual Income Credit percentage is 8%.


MINIMUM ISSUE AGE:

If your contract was issued prior to February 11, 2013, and you elected the optional Polaris Income Builder living benefit, the minimum issue age was 45.


POLARIS INCOME PLUS AND POLARIS INCOME BUILDER

If your contract was issued from January 23, 2012 through April 30, 2013, and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefit, the investment requirements under SunAmerica Income Plus or SunAmerica Income Builder are as follows:

Are there investment requirements if I elect a Living Benefit?

If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, we will allocate 20% of every Purchase Payment, and Continuation Contribution, if any, to the Secure Value Account. If you elect the SunAmerica Income Plus Income Option with Custom Allocation, we will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the


                                      D-7



duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless SunAmerica Income Plus or SunAmerica Income Builder have been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to another DCA Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.

If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, the remaining 80% of every Purchase Payment and Continuation Contribution, if any, can be invested among the following Variable Portfolios and available DCA Fixed Accounts:

You may allocate the remaining 80% of your assets among the following investment options:


Goldman Sachs VIT Government Money Market Fund
SA DFA Ultra Short Bond
SA Federated Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy


DCA FIXED ACCOUNTS*

6-Month DCA
1-Year DCA
2-Year DCA

You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

If you elect the SunAmerica Income Plus Income Option with Custom Allocation, the remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment requirements in one of four ways as outlined below.

SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION OPTIONS

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3 as follows:



 Option 1     90% in Allocation 1, 2 or 3*; or
              90% in Combination Allocation 1, 2 or 3*
              * Please see the allocations for the formerly available
              Polaris Portfolio Allocator Models and 50%-50%
              Combination Models in the POLARIS PORTFOLIO
              ALLOCATOR PROGRAM and 50%-50% COMBINATION
              MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR
              TO FEBRUARY 6, 2017 APPENDIX.
 Option 2     90% in one or more of the following balanced Variable
              Portfolios:
              SA American Funds(R) VCP Managed Asset
              Allocation
              SA Edge Asset Allocation
              SA JPMorgan Diversified Balanced
              Franklin Income VIP Fund
              SA Allocation Balanced
              SA Allocation Moderate
              SA Allocation Moderate Growth
              SA MFS Total Return
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
 Option 3     90% SA DFA Ultra Short Bond


SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION -- BUILD-YOUR-OWN OPTION

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available DCA Fixed Accounts, as follows:



   INVESTMENT         FLEXIBLE      VARIABLE PORTFOLIOS AND/OR DCA FIXED
      GROUP          ALLOCATION                   ACCOUNTS
 A. BOND, CASH     Minimum 20%     SA DFA Ultra Short Bond
   AND DCA         Maximum 90%     SA Federated Corporate Bond
   FIXED                           SA Goldman Sachs Global Bond
   ACCOUNTS                        SA JPMorgan MFS Core Bond
                                   SA Wellington Government and Quality
                                   Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS*
                                   DCA 6-Month
                                   1-Year DCA
                                   2-Year DCA


                                      D-8





  INVESTMENT        FLEXIBLE        VARIABLE PORTFOLIOS AND/OR DCA FIXED
     GROUP         ALLOCATION                     ACCOUNTS
 B. EQUITY**      Minimum 0%     Franklin Income VIP Fund
                 Maximum 70%     Franklin Founding Funds Allocation VIP
                                 Fund
                                 Invesco V.I. American Franchise Fund
                                 Invesco V.I. Comstock Fund
                                 Invesco V.I. Growth and Income Fund
                                 Lord Abbett Growth and Income
                                 SA AB Growth
                                 SA AB Small & Mid Cap Value
                                 SA Allocation Balanced
                                 SA Allocation Growth
                                 SA Allocation Moderate Growth
                                 SA Allocation Moderate
                                 SA American Funds(R) Asset Allocation
                                 SA American Funds(R) Global Growth
                                 SA American Funds(R) Growth
                                 SA American Funds(R) Growth-Income
                                 SA Dogs of Wall Street
                                 SA Edge Asset Allocation
                                 SA Federated Corporate Bond
                                 SA Janus Focused Growth
                                 SA JPMorgan Diversified Balanced
                                 SA JPMorgan Equity-Income
                                 SA JPMorgan Global Equities
                                 SA Legg Mason BW Large Cap Value
                                 SA MFS Massachusetts Investors Trust
                                 SA MFS Total Return
                                 SA MFS Blue Chip Growth
                                 SA MFS Telecom Utility
                                 SA Morgan Stanley International Equities
                                 SA Oppenheimer Main Street Large Cap
                                 SA PineBridge High-Yield Bond
                                 SA Putnam International Growth and
                                 Income
                                 SA Templeton Foreign Value
                                 SA VCP Dynamic Allocation
                                 SA VCP Dynamic Strategy
                                 SA Wellington Capital Appreciation
                                 SA Wellington Growth Portfolio
                                 SA WellsCap Aggressive Growth
                                 SA WellsCap Fundamental Growth
                                 Portfolio
 C. LIMITED       Minimum 0%     SA American Funds(R) VCP Managed
  EQUITY         Maximum 10%     Asset Allocation
                                 SA Boston Company Capital Growth
                                 SA Columbia Technology
                                 SA Fidelity Institutional AM Real Estate
                                 SA Franklin Small Company Value
                                 SA Invesco Growth Opportunities
                                 SA JPMorgan Emerging Markets
                                 SA JPMorgan Mid-Cap Growth
                                 SA Wellington Natural Resources


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

**    Not all funds listed in the Equity group invest in equity markets.

If your contract was issued from January 23, 2012 through November 11, 2012, and you elected either the optional Polaris Income Plus or Polaris Income Builder living benefit, the following provisions are applicable to the feature you elected:

Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Ineligible Purchase Payments" are defined as follows:


ELIGIBLE PURCHASE PAYMENTS

Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, the Continuation Contribution, if any, is included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval. We will not accept subsequent Purchase Payments after the 2nd Contract Year.


     FIRST CONTRACT YEAR         SUBSEQUENT CONTRACT YEARS
 100% of Purchase Payments   Purchase Payments received in
 received                    Contract Year 2, capped at 100%
                             of Purchase Payments received in
                             the first Contract Year

EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 in contract year 2 for a grand total maximum of $200,000 of Eligible Purchase Payments. We will not accept subsequent Purchase Payments after the 2nd Contract Year.


INELIGIBLE PURCHASE PAYMENTS

Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above. We will not accept subsequent Purchase Payments after the 2nd Contract Year.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE /
PROTECTED INCOME PAYMENT PERCENTAGE:

If your contract was issued between January 23, 2012 and June 17, 2012 and you elected the optional Polaris Income Plus or Polaris Income Builder living benefits, the following provisions are applicable to the feature you elected. All other Polaris Income Plus and Polaris Income Builder provisions discussed in the prospectus above apply to your elected feature except for the following:

Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" the income options under Polaris Income Plus and Polaris Income Builder are as follows:



   NUMBER OF COVERED
   PERSONS AND AGE OF           POLARIS             POLARIS
   COVERED PERSON AT          INCOME PLUS         INCOME PLUS
   FIRST WITHDRAWAL*        INCOME OPTION 1     INCOME OPTION 2
 One Covered Person
 (Age 64 and Younger)      6.0%  /  3.0%**      6.0%  /  3.0%**
 One Covered Person
 (Age 65 and Older)         6.0%  /  4.0%        7.0%  /  3.0%
 Two Covered Persons
 (Age 64 and Younger)     5.5%  /  3.0%***     5.5%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)         5.5%  /  4.0%        6.5%  /  3.0%




                                      D-9





   NUMBER OF COVERED
   PERSONS AND AGE OF          POLARIS              POLARIS
   COVERED PERSON AT         INCOME PLUS       INCOME PLUS WITH
   FIRST WITHDRAWAL*       INCOME OPTION 3     CUSTOM ALLOCATION
 One Covered Person
 (Age 64 and Younger)      4.0%  /  4.0%       5.0%  /  3.0%**
 One Covered Person
 (Age 65 and Older)       5.25%  /  5.25%       5.0%  /  4.0%
 Two Covered Persons
 (Age 64 and Younger)      3.5%  /  3.5%       4.5%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)       4.75%  /  4.75%       4.5%  /  4.0%




 NUMBER OF COVERED PERSONS
 AND AGE OF COVERED PERSON       POLARIS
   AT FIRST WITHDRAWAL*       INCOME BUILDER
 One Covered Person
 (Age 64 and Younger)         4.0%  /  4.0%
 One Covered Person
 (Age 65 and Older)           5.0%  /  5.0%
 Two Covered Persons
 (Age 64 and Younger)         3.5%  /  3.5%
 Two Covered Persons
 (Age 65 and Older)           4.5%  /  4.5%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

If your contract was issued prior to January 23, 2012 and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefits, the following provisions are applicable to the feature you elected. All other SunAmerica Income Plus and SunAmerica Income Builder provisions discussed in the prospectus above apply to your elected feature except for the following provisions:

Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Investment Requirements" are defined as follows:


     ELIGIBLE PURCHASE PAYMENTS

     Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, the Continuation Contribution, if any, is included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval. We will not accept subsequent Purchase Payments after the 5th contract year.


 FIRST CONTRACT YEAR        SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in
 Payments Received    contract years 2-5, capped at 200%
                      of Purchase Payments received in the
                      first contract year

     INVESTMENT REQUIREMENTS

     We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account ("Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE ANY INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOMEPLUS OR SUNAMERICA INCOME BUILDER?" BELOW.

     The following Living Benefit Defined Terms do not apply to the SunAmerica Income Plus or SunAmerica Income Builder you elected: "Custom Allocation Income Option" and "Dynamic Allocation Income Option."

Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" the income options under SunAmerica Income Plus and SunAmerica Income Builder are as follows:


SUNAMERICA INCOME PLUS


                               INCOME OPTION 1              INCOME OPTION 2
       NUMBER OF
    COVERED PERSONS         MAXIMUM       PROTECTED       MAXIMUM      PROTECTED
      AND AGE OF            ANNUAL         INCOME         ANNUAL         INCOME
    COVERED PERSON        WITHDRAWAL       PAYMENT      WITHDRAWAL      PAYMENT
 AT FIRST WITHDRAWAL*     PERCENTAGE     PERCENTAGE     PERCENTAGE     PERCENTAGE
  One Covered Person
(Age 64 and Younger)        6.0%          3.0%**          6.0%          3.0%**
  One Covered Person
  (Age 65 and Older)        6.0%           4.0%           7.0%           3.0%
 Two Covered Persons
(Age 64 and Younger)        5.5%          3.0%***         5.5%          3.0%***
 Two Covered Persons
  (Age 65 and Older)        5.5%           4.0%           6.5%           3.0%

SUNAMERICA INCOME BUILDER


                               INCOME OPTION 1              INCOME OPTION 2
       NUMBER OF
    COVERED PERSONS         MAXIMUM       PROTECTED       MAXIMUM      PROTECTED
      AND AGE OF            ANNUAL         INCOME         ANNUAL         INCOME
    COVERED PERSON        WITHDRAWAL       PAYMENT      WITHDRAWAL      PAYMENT
 AT FIRST WITHDRAWAL*     PERCENTAGE     PERCENTAGE     PERCENTAGE     PERCENTAGE
  One Covered Person
(Age 64 and Younger)        5.5%          3.0%**          5.5%          3.0%**
  One Covered Person
  (Age 65 and Older)        5.5%           4.0%           6.5%           3.0%
 Two Covered Persons
(Age 64 and Younger)        5.0%          3.0%***         5.0%          3.0%***
 Two Covered Persons
  (Age 65 and Older)        5.0%           4.0%           6.0%           3.0%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

Under the question, "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" the investment requirements under SunAmerica Income Plus or SunAmerica Income Builder are as follows:


Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus or SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:



 Option 1     90% in Allocation 1, 2 or 3*; or
              90% in Combination Allocation 1, 2 or 3*
              * Please see the allocations for the formerly available
              Polaris Portfolio Allocator Models and 50%-50%
              Combination Models in the POLARIS PORTFOLIO
              ALLOCATOR PROGRAM and 50%-50% COMBINATION
              MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR
              TO FEBRUARY 6, 2017 APPENDIX.
 Option 2     90% in one or more of the following Variable Portfolios:
              SA American Funds(R) VCP Managed Asset
              Allocation
              SA Edge Asset Allocation
              SA JPMorgan Diversified Balanced
              Franklin Income VIP Fund
              SA Allocation Balanced
              SA Allocation Moderate
              SA Allocation Moderate Growth
              SA MFS Total Return
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
 Option 3     90% in SA DFA Ultra Short Bond


FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:



   INVESTMENT        INVESTMENT             VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT            AND/OR FIXED ACCOUNTS
 A. BOND, CASH     Minimum 20%     SA DFA Ultra Short Bond
   AND FIXED       Maximum 90%     SA Federated Corporate Bond
   ACCOUNTS                        SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and Quality
                                   Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS*
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCA
                                   FIXED ACCOUNTS
                                   1-Year Fixed (if available)

  INVESTMENT      INVESTMENT               VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 B. EQUITY       Minimum 0%     Franklin Income VIP Fund
                Maximum 70%     Franklin Founding Funds Allocation VIP
                                Fund
                                Invesco V.I. American Franchise Fund
                                Invesco V.I. Comstock Fund
                                Invesco V.I. Growth and Income Fund
                                Lord Abbett Growth and Income
                                SA AB Growth
                                SA AB Small & Mid Cap Value
                                SA Allocation Balanced
                                SA Allocation Growth
                                SA Allocation Moderate Growth
                                SA Allocation Moderate
                                SA American Funds(R) Asset Allocation
                                SA American Funds(R) Global Growth
                                SA American Funds(R) Growth
                                SA American Funds(R) Growth-Income
                                SA Dogs of Wall Street
                                SA Edge Asset Allocation
                                SA Federated Corporate Bond
                                SA Janus Focused Growth
                                SA JPMorgan Diversified Balanced
                                SA JPMorgan Equity-Income
                                SA JPMorgan Global Equities
                                SA Legg Mason BW Large Cap Value
                                SA MFS Massachusetts Investors Trust
                                SA MFS Total Return
                                SA MFS Blue Chip Growth
                                SA MFS Telecom Utility
                                SA Morgan Stanley International Equities
                                SA Oppenheimer Main Street Large Cap
                                SA PineBridge High-Yield Bond
                                SA Putnam International Growth and
                                Income
                                SA Templeton Foreign Value
                                SA VCP Dynamic Allocation
                                SA VCP Dynamic Strategy
                                SA Wellington Capital Appreciation
                                SA Wellington Growth Portfolio
                                SA WellsCap Aggressive Growth
                                SA WellsCap Fundamental Growth
                                Portfolio
 C. LIMITED      Minimum 0%     SA American Funds(R) VCP Managed
  EQUITY        Maximum 10%     Asset Allocation
                                SA Boston Company Capital Growth
                                SA Columbia Technology
                                SA Fidelity Institutional AM Real Estate
                                SA Franklin Small Company Value
                                SA Invesco Growth Opportunities
                                SA JPMorgan Emerging Markets
                                SA JPMorgan Mid-Cap Growth
                                SA Wellington Natural Resources


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in an Allocation* or Combination Allocation* that complies with the investment requirements. Your Allocation* or Combination Allocation* will automatically be rebalanced quarterly if you elect this living benefit. You may not reallocate your money from the Secure Value Account to an other Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.
* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX.


Under the question, "WHAT IS THE FEE FOR SUNAMERICA INCOME PLUS OR SUNAMERICA INCOMEBUILDER?" the fee for SunAmerica Income Plus or SunAmerica Income Builder is as follows:


What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?

The fee for SunAmerica Income Plus and SunAmerica Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                        MAXIMUM
                                                                      ANNUALIZED
                                                                       FEE RATE
                                                                      DECREASE OR
                                                                       INCREASE
                           INITIAL        MAXIMUM        MINIMUM         EACH
      NUMBER OF          ANNUAL FEE     ANNUAL FEE     ANNUAL FEE       BENEFIT
   COVERED PERSONS          RATE           RATE           RATE         QUARTER*
 One Covered Person          1.10%          2.20%          0.60%     (+or-)0.25%
 Two Covered
 Persons                     1.35%          2.70%          0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to the addition of an Income Credit, attaining a higher Anniversary Value or the addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


MARKETLOCK FOR LIFE

MarketLock For Life is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the MarketLock For Life living benefit, the following provisions apply.


How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.


What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


     AGE OF THE COVERED PERSON AT            MAXIMUM ANNUAL
       TIME OF FIRST WITHDRAWAL           WITHDRAWAL PERCENTAGE
    At least age 45 but prior to 65th
                birthday                   4% of Income Base
    At least age 65 but prior to 76th
                birthday                   5% of Income Base
          On or after 76th birthday        6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


 AGE OF THE YOUNGER COVERED PERSON OR
      SURVIVING COVERED PERSON AT            MAXIMUM ANNUAL
       TIME OF FIRST WITHDRAWAL           WITHDRAWAL PERCENTAGE
    At least age 45 but prior to 65th
                birthday                   4% of Income Base
    At least age 65 but prior to 76th
                birthday                  4.75% of Income Base
          On or after 76th birthday       5.75% of Income Base

Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.


INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:



  1    Invest in one of the three available Allocations*:
       Allocation 1, Allocation 2 or Allocation 3
       or
       Invest in one of three available Combination
       Allocations*:
       Combination Allocation 1, 2 or 3
       * Please see the allocations for the formerly available
       Polaris Portfolio Allocator Models and 50%-50%
       Combination Models in the POLARIS PORTFOLIO
       ALLOCATOR PROGRAM and 50%-50% COMBINATION
       MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR
       TO FEBRUARY 6, 2017 APPENDIX.
  2    Invest in one or more of the following Variable
       Portfolios:
       Franklin Income VIP Fund
       SA Allocation Balanced
       SA Allocation Moderate
       SA Allocation Moderate Growth
       SA American Funds Asset Allocation
       SA Edge Asset Allocation
       SA JPMorgan Diversified Balanced
       SA MFS Total Return
       SA VCP Dynamic Allocation
       SA VCP Dynamic Strategy
  3    Invest in the SA DFA Ultra Short Bond
  4    In accordance with the requirements outlined in the
       table below:

   INVESTMENT        INVESTMENT               VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT              AND/OR FIXED ACCOUNTS
 A. BOND, CASH     Minimum 20%     SA DFA Ultra Short Bond
   AND FIXED       Maximum 90%     SA Federated Corporate Bond
   ACCOUNTS                        SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and Quality
                                   Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS*
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCA
                                   FIXED ACCOUNTS
                                   1-Year Fixed (if available)
 B. EQUITY          Minimum 0%     Franklin Income VIP Fund
                   Maximum 70%     Franklin Founding Funds Allocation VIP
                                   Fund
                                   Invesco V.I. American Franchise Fund
                                   Invesco V.I. Comstock Fund
                                   Invesco V.I. Growth and Income Fund
                                   Lord Abbett Growth and Income
                                   SA AB Growth
                                   SA AB Small & Mid Cap Value
                                   SA Allocation Balanced
                                   SA Allocation Growth
                                   SA Allocation Moderate Growth
                                   SA Allocation Moderate
                                   SA American Funds(R) Asset Allocation
                                   SA American Funds(R) Global Growth
                                   SA American Funds(R) Growth
                                   SA American Funds(R) Growth-Income
                                   SA Dogs of Wall Street
                                   SA Edge Asset Allocation
                                   SA Federated Corporate Bond
                                   SA Janus Focused Growth
                                   SA JPMorgan Diversified Balanced
                                   SA JPMorgan Equity-Income
                                   SA JPMorgan Global Equities
                                   SA Legg Mason BW Large Cap Value
                                   SA MFS Massachusetts Investors Trust
                                   SA MFS Total Return
                                   SA MFS Blue Chip Growth
                                   SA MFS Telecom Utility
                                   SA Morgan Stanley International Equities
                                   SA Oppenheimer Main Street Large Cap
                                   SA PineBridge High-Yield Bond
                                   SA Putnam International Growth and
                                   Income
                                   SA Templeton Foreign Value
                                   SA VCP Dynamic Allocation
                                   SA VCP Dynamic Strategy
                                   SA Wellington Capital Appreciation
                                   SA Wellington Growth Portfolio
                                   SA WellsCap Aggressive Growth
                                   SA WellsCap Fundamental Growth
                                   Portfolio
 C. LIMITED         Minimum 0%     SA Boston Company Capital Growth
   EQUITY          Maximum 10%     SA Columbia Technology
                                   SA Fidelity Institutional AM Real Estate
                                   SA Franklin Small Company Value
                                   SA Invesco Growth Opportunities
                                   SA JPMorgan Emerging Markets
                                   SA JPMorgan Mid-Cap Growth
                                   SA Wellington Natural Resources


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below:

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. We will not accept subsequent Purchase Payments after the 5th contract year.


ELIGIBLE PURCHASE PAYMENTS


 FIRST CONTRACT YEAR        SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in
 Payments Received    contract years 2-5, capped at 100%
                      of Purchase Payments received in the
                      first contract year

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.


How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.

Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


What is the fee for MarketLock For Life?

The fee for MarketLock For Life is calculated as a percentage of the Income Base and deducted quarterly from your contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:


        NUMBER OF
     COVERED PERSONS           ANNUAL FEE RATE
 For One Covered Person     0.70% of Income Base
 For Two Covered Persons    0.95% of Income Base

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals. Excess Withdrawals may significantly reduce the value of or terminate the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.


Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than 30 days after the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

ALL REFERENCES TO "LIVING BENEFIT" BELOW REFER TO MARKETLOCK FOR LIFE.


When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:


                             COVERED PERSON
                           MINIMUM     MAXIMUM
                             AGE         AGE
        One Owner            45          80
     Joint Owners(1)         45          80

IF YOU ELECT TWO COVERED PERSONS:


                            COVERED PERSON #1      COVERED PERSON #2
                           MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                             AGE         AGE         AGE         AGE
       NON-QUALIFIED:
      Joint Owners(2)        45          80          45          85
       NON-QUALIFIED:
      One Owner with
   Spousal Beneficiary       45          80          45        N/A(3)
        QUALIFIED:
      One Owner with
   Spousal Beneficiary       45          80          45        N/A(3)


(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.



If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


 CANCELLATION REQUEST
       RECEIVED             CANCELLATION EFFECTIVE DATE
       Years 1-5            5th Benefit Year Anniversary
      Years 6-10           10th Benefit Year Anniversary
       Years 10+       Benefit Year Anniversary following the
                        receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you cancelled MarketLock For Life, you may not extend the Income Base Evaluation Period.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Year in which the cancellation occurs, on the Benefit Year Anniversary. Thereafter, the fee will no longer be charged.

If you cancelled MarketLock For Life, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?


Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:


     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the living benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.


Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to January 23, 2012, please see Appendix F for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

The following details the standard and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


                                      E-1



          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      E-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX F - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                  CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Combination HV & Roll-Up death benefit is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the optional Combination HV & Roll-Up death benefit, the following provisions are applicable to the benefit you elected.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

If you elected the Combination HV & Roll-Up death benefit, you may not elect any available Fixed Accounts and you cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit may only have been elected prior to your 76th birthday at contract issue. It was not available for election in New York and Washington.

The death benefit is the greatest of:

     1.   Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, plus Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          a.  15 years after the contract date; or

          b.  The day before your 80th birthday; or

          c.  The date of death,

          adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.


COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the original Owner elected the optional Combination HV& Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1.   Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          a.  15 years after the contract date; or

          b.  The day before the Continuing Spouse's 80th birthday; or

          c.  The Continuing Spouse's date of death,

          adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.


                                      F-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX G - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL
            PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES, THE POLARIS ALLOCATOR PROGRAM IS NO LONGER OFFERED.

IF YOU INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.


ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your living benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the table below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for living benefits which previously allowed Polaris Portfolio Allocator Models.


ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)



                               ALLOCATION     ALLOCATION     ALLOCATION     ALLOCATION
    VARIABLE PORTFOLIOS             1              2              3             4*
 Invesco V.I. Comstock
   Fund                            5.00%          5.00%          6.00%         8.00%
 Invesco V.I. Growth
   and Income Fund                 6.00%          7.00%          8.00%         8.00%
 SA AB Growth                      1.00%          1.00%          1.00%         2.00%
 SA AB Small & Mid
   Cap Value                       1.00%          1.00%          1.00%         2.00%
 SA American Funds(R)
   Global Growth                   2.00%          3.00%          4.00%         6.00%
 SA American Funds(R)
   Growth-Income                   0.00%          0.00%          1.00%         4.00%
 SA Boston Company
   Capital Growth                  2.00%          3.00%          3.00%         4.00%
 SA DFA Ultra Short
   Bond                            2.00%          1.00%          0.00%         0.00%
 SA Dogs of Wall Street            3.00%          3.00%          3.00%         5.00%
 SA Federated Corporate
   Bond                           10.00%          8.00%          7.00%         1.00%
 SA Fidelity Institutional
   AM(SM) Real Estate              0.00%          0.00%          0.00%         1.00%
 SA Franklin Small
   Company Value                   0.00%          2.00%          2.00%         1.00%
 SA Goldman Sachs
   Global Bond                     4.00%          4.00%          2.00%         2.00%
 SA Janus Focused
   Growth*                         0.00%          1.00%          1.00%         2.00%
 SA JPMorgan
   Emerging Markets                0.00%          1.00%          2.00%         2.00%
 SA JPMorgan
   Equity-Income                   6.00%          7.00%          8.00%         8.00%
 SA JPMorgan MFS
   Core Bond                      17.00%         13.00%         10.00%         5.00%
 SA Legg Mason BW
   Large Cap Value                 4.00%          4.00%          4.00%         5.00%
 SA MFS Blue Chip
   Growth                          2.00%          3.00%          4.00%         4.00%
 SA MFS Massachusetts
   Investors Trust                 6.00%          6.00%          7.00%         8.00%
 SA Morgan Stanley
   International
   Equities                        3.00%          3.00%          4.00%         5.00%
 SA Oppenheimer Main
   Street Large Cap                3.00%          4.00%          4.00%         6.00%
 SA PineBridge
   High-Yield Bond                 4.00%          3.00%          2.00%         0.00%
 SA Templeton Foreign
   Value                           3.00%          3.00%          3.00%         4.00%
 SA Wellington Capital
   Appreciation                    3.00%          3.00%          4.00%         5.00%
 SA Wellington
   Government and
   Quality Bond                    8.00%          8.00%          7.00%         2.00%
 SA Wellington Real
   Return                          5.00%          3.00%          2.00%         0.00%
                     TOTAL          100%           100%           100%          100%



* Allocation 4 above is only available if you elected the Polaris Income Plus Daily living benefit prior to February 6, 2017.



                                      G-1

EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES THE COMBINATION MODEL PROGRAM WILL NO LONGER BE OFFERED.

IF YOU INVESTED IN A COMBINATION MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.


                                      G-2



     Please forward a copy (without charge) of the Polaris Choice IV Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY


                        THE UNITED STATES LIFE INSURANCE
                        COMPANY IN THE CITY OF NEW YORK


                               IN CONNECTION WITH


                          FS VARIABLE SEPARATE ACCOUNT

                       POLARIS CHOICE IV VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2018, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                        THE UNITED STATES LIFE INSURANCE
                        COMPANY IN THE CITY OF NEW YORK
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  MAY 1, 2018


                               TABLE OF CONTENTS



                                                                      Page
                                                                     -----
Separate Account and the Company....................................    3
General Account.....................................................    3
Master-Feeder Structure.............................................    4
Information Regarding the Use of the Volatility Index ("VIX").......    4
Performance Data....................................................    5
Annuity Income Payments.............................................    7
Annuity Unit Values.................................................    7
Taxes...............................................................    9
Broker-Dealer Firms Receiving Revenue Sharing Payments..............   17
Distribution of Contracts...........................................   17
Financial Statements................................................   18

                        SEPARATE ACCOUNT AND THE COMPANY

The United States Life Insurance Company in the City of New York ("US Life" or the "Company") is a stock life insurance company organized under the laws of the State of New York on February 25, 1850. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation, is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contracts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica") merged with the Company. Prior to this date, the contracts were issued by First SunAmerica.

FS Variable Separate Account ("Separate Account") was originally established by First SunAmerica on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account. Prior to December 31, 2011, the Separate Account was a separate account of First SunAmerica. On December 30, 2011, and in conjunction with the merger of US Life and First SunAmerica, the Separate Account was transferred to and became a Separate Account of US Life under New York law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                            MASTER-FEEDER STRUCTURE


The following underlying funds currently do not buy individual securities directly: SA American Funds(R) Global Growth Portfolio, SA American Funds(R) Growth Portfolio, SA American Funds(R) Growth-Income Portfolio, SA American Funds(R) Asset Allocation Portfolio, and SA American Funds(R) VCP Managed Asset Allocation Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").


Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

      - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

      - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.


         INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the

VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV - SV - CMF) / (SV)

where:


     SV    =   value of one Accumulation Unit at the start of a 7 day period
     EV    =   value of one Accumulation Unit at the end of the 7 day period
     CMF   =   an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                         365/7
       Effective Yield   =   [(Base Period Return + 1)           - 1]

The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.


The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2018 is the lesser of 100% of includible compensation or $18,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2018 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2018 may not exceed the lesser of $55,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2018 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2018. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2018 of less than $101,000, your contribution may be fully deductible; if your income is between $101,000 and $121,000, your contribution may be partially deductible and if your income is $121,000 or more, your contribution may not be deductible. If you are single and your income in 2018 is less than $63,000, your contribution may be fully deductible; if your income is between $63,000 and $73,000, your contribution may be partially deductible and if your income is $73,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2018 is between $189,000 and $199,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2018 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2018. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2018 is less than: $189,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $120,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2017, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.




  Ameriprise Financial Services, Inc.       LPL Financial Corporation
  BancWest Investment Services, Inc.        M&T Securities, Inc.
  BBVA Compass Investment Solutions, Inc.   MML Investors Services, LLC
  BOSC, Inc.                                Morgan Stanley & Co., Incorporated
  Cetera Advisor Network LLC                NEXT Financial Group, Inc.
  Cetera Advisors LLC                       PNC Investments
  Cetera Financial Specialists LLC          Primerica Financial Services
  Cetera Investment Services LLC            Raymond James & Associates
  cfd Investment, Inc                       Raymond James Financial
  Citigroup Global Markets Inc.             RBC Capital Markets Corporation
  Citizens Securities, Inc.                 Royal Alliance Associates, Inc.
  CUSO Financial Services, L.P.             SagePoint Financial, Inc.
  Edward D. Jones & Co., L.P.               Santander Securities LLC
  First Allied Securities                   Securities Services Network
  FSC Securities Corp.                      Securities America, Inc.
  Girard Securities                         Signator Investors/John Hancock Financial Network
  Infinex Investments, Inc.                 Summit Brokerage Services
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  Janney Montgomery Scott LLC.              UnionBanc Investment Services
  Kestra Investment Services                United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Woodbury Financial Services, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for FS Variable Separate Account and The United States Life Insurance Company in the City of New York ("US Life").

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:


      - The Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York as of December 31, 2017 and for each of the two years in the period ended December 31, 2017.



      - The Audited Consolidated Financial Statements of The United States Life Insurance Company in the City of New York as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017.


The financial statements of US Life should be considered only as bearing on the ability of US Life to meet its obligation under the contracts.

                                                   FS Variable Separate Account
               The United States Life Insurance Company in the City of New York

                                                                           2017

                                                                  Annual Report

                                                              December 31, 2017

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of The United States Life Insurance Company in the City of New York and the Contract Owners of FS Variable Separate Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts indicated in Note 1 (constituting FS Variable Separate Account sponsored by The United States Life Insurance Company in the City of New York, hereafter collectively referred to as the "sub-accounts") as of December 31, 2017, and the related statements of operations and changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts in FS Variable Separate Account as of December 31, 2017, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of The United States Life Insurance Company in the City of New York's management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts in FS Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to each of the sub-accounts in FS Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the mutual fund companies and transfer agents. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2018

We have served as the auditor of one or more of the sub-accounts in the AIG Life and Retirement Separate Account Group since at least 1994. We have not determined the specific year we began serving as auditor.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES
December 31,2017


                                                                    Due from
                                                                      (to)                                        Net Assets
                                                                    Company's             Contract   Contract   Attributable to
                                                                     General              Owners -   Owners -      Contract
                                                     Investments at Account,              Annuity  Accumulation      Owner
Sub-accounts                                           Fair Value      Net    Net Assets  Reserves   Reserves      Reserves
------------                                         -------------- --------- ----------- -------- ------------ ---------------
American Funds Asset Allocation Fund Class 2          $ 2,223,843      $--    $ 2,223,843 $     -- $ 2,223,843    $ 2,223,843
American Funds Asset Allocation Portfolio Class 4         168,535       --        168,535       --     168,535        168,535
American Funds Bond Class 4                                39,452       --         39,452       --      39,452         39,452
American Funds Global Bond Class 4                         29,679       --         29,679       --      29,679         29,679
American Funds Global Growth Fund Class 2               6,054,456       --      6,054,456       --   6,054,456      6,054,456
American Funds Global Growth Portfolio Class 4            260,743       --        260,743       --     260,743        260,743
American Funds Growth Fund Class 2                      6,758,981       --      6,758,981       --   6,758,981      6,758,981
American Funds Growth Portfolio Class 4                    79,309       --         79,309       --      79,309         79,309
American Funds Growth-Income Fund Class 2               8,337,919       --      8,337,919       --   8,337,919      8,337,919
American Funds Growth-Income Portfolio Class 4            312,174       --        312,174       --     312,174        312,174
American Funds Insurance Series Capital Income
  Builder Class 4                                         120,964       --        120,964       --     120,964        120,964
AST SA BlackRock Multi-Asset Income Portfolio
  Class 3                                                 959,308       --        959,308       --     959,308        959,308
AST SA Edge Asset Allocation Portfolio Class 1          3,117,191       --      3,117,191   66,377   3,050,814      3,117,191
AST SA Edge Asset Allocation Portfolio Class 3          3,764,869       --      3,764,869       --   3,764,869      3,764,869
AST SA Wellington Capital Appreciation Portfolio
  Class 1                                               9,073,551       --      9,073,551  433,863   8,639,688      9,073,551
AST SA Wellington Capital Appreciation Portfolio
  Class 3                                              25,313,415       --     25,313,415    7,943  25,305,472     25,313,415
AST SA Wellington Government and Quality Bond
  Portfolio Class 1                                     2,302,872       --      2,302,872   58,927   2,243,945      2,302,872
AST SA Wellington Government and Quality Bond
  Portfolio Class 3                                    37,195,801       --     37,195,801    1,521  37,194,280     37,195,801
AST SA Wellington Growth Portfolio Class 1              3,400,283       --      3,400,283   65,854   3,334,429      3,400,283
AST SA Wellington Growth Portfolio Class 3              5,489,659       --      5,489,659       --   5,489,659      5,489,659
AST SA Wellington Multi-Asset Income Portfolio
  Class 3                                                 728,261       --        728,261       --     728,261        728,261
AST SA Wellington Natural Resources Portfolio
  Class 1                                                 984,414       --        984,414    8,407     976,007        984,414
AST SA Wellington Natural Resources Portfolio
  Class 3                                               3,947,258       --      3,947,258    3,774   3,943,484      3,947,258
BlackRock Global Allocation V.I. Fund Class III            60,756       --         60,756       --      60,756         60,756
BlackRock iShares Alternative Strategies V.I. Fund
  Class III                                                75,778       --         75,778       --      75,778         75,778
BlackRock iShares Dynamic Allocation V.I. Fund
  Class III                                                25,576       --         25,576       --      25,576         25,576
BlackRock iShares Dynamic Fixed Income V.I. Fund
  Class III                                                32,981       --         32,981       --      32,981         32,981
Columbia VP Income Opportunities Fund Class 1             140,349       --        140,349       --     140,349        140,349
Columbia VP Large Cap Growth Fund Class 1                 444,482       --        444,482       --     444,482        444,482
Columbia VP Limited Duration Credit Fund Class 2           11,806       --         11,806       --      11,806         11,806
FTVIP Franklin Founding Funds Allocation VIP Fund
  Class 2                                               3,645,810       --      3,645,810       --   3,645,810      3,645,810
FTVIP Franklin Income VIP Fund Class 2                 15,530,400       --     15,530,400       --  15,530,400     15,530,400
FTVIP Franklin Mutual Global Discovery VIP Fund
  Class 2                                                  77,270       --         77,270       --      77,270         77,270
FTVIP Franklin Rising Dividends VIP Fund Class 2            8,063       --          8,063       --       8,063          8,063
FTVIP Franklin Strategic Income VIP Fund Class 2           25,549       --         25,549       --      25,549         25,549
FTVIP Templeton Global Bond VIP Fund Class 2                1,541       --          1,541       --       1,541          1,541
Goldman Sachs VIT Global Trends Allocation Fund
  Service Class                                            12,880       --         12,880       --      12,880         12,880
Goldman Sachs VIT Government Money Market Fund
  Service Class                                         2,289,243       --      2,289,243       --   2,289,243      2,289,243
Goldman Sachs VIT Multi-Strategy Alternatives
  Portfolio Advisor Class                                  51,886       --         51,886       --      51,886         51,886
Goldman Sachs VIT Strategic Income Fund Advisor
  Class                                                     7,870       --          7,870       --       7,870          7,870
Invesco V.I. American Franchise Fund Series II          1,228,143       --      1,228,143       --   1,228,143      1,228,143
Invesco V.I. Balanced-Risk Allocation Fund Series II        6,966       --          6,966       --       6,966          6,966
Invesco V.I. Comstock Fund Series II                   16,397,707       --     16,397,707    5,487  16,392,220     16,397,707
Invesco V.I. Equity and Income Fund Series II              27,310       --         27,310       --      27,310         27,310
Invesco V.I. Growth and Income Fund Series II          25,939,361       --     25,939,361    2,026  25,937,335     25,939,361
Lord Abbett Fund Bond Debenture Portfolio Class VC         81,133       --         81,133       --      81,133         81,133
Lord Abbett Fund Fundamental Equity Portfolio
  Class VC                                                 21,512       --         21,512       --      21,512         21,512
Lord Abbett Fund Growth and Income Portfolio
  Class VC                                             11,076,720       --     11,076,720      670  11,076,050     11,076,720
Lord Abbett Fund Mid Cap Stock Portfolio Class VC         240,502       --        240,502       --     240,502        240,502
Lord Abbett Fund Short Duration Portfolio Class VC        193,771       --        193,771       --     193,771        193,771
Morgan Stanley VIF Global Infrastructure Portfolio
  II Class II Shares                                       75,336       --         75,336       --      75,336         75,336
Neuberger Berman AMT Absolute Return Multi- Manager
  Fund Portfolio S Class                                   40,721       --         40,721       --      40,721         40,721
PIMCO VIT All Asset Portfolio Advisor Class                13,188       --         13,188       --      13,188         13,188
PIMCO VIT Emerging Markets Bond Portfolio Advisor
  Class                                                    24,281       --         24,281       --      24,281         24,281
PIMCO VIT Unconstrained Bond Portfolio Advisor Class       27,747       --         27,747       --      27,747         27,747
PVC Diversified International Account Class 2              39,527       --         39,527       --      39,527         39,527
PVC Equity Income Account Class 2                         353,140       --        353,140       --     353,140        353,140
PVC Government & High Quality Bond Account Class 2            585       --            585       --         585            585
PVC Income Account Class 2                                 33,555       --         33,555       --      33,555         33,555
PVC LargeCap Growth Account Class 2                        19,454       --         19,454       --      19,454         19,454
PVC Mid Cap Blend Acct Class 2                            852,013       --        852,013       --     852,013        852,013
PVC Principal Capital Appreciation Account Class 2        174,285       --        174,285       --     174,285        174,285

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES
December 31,2017


                                                                    Due from
                                                                      (to)                                         Net Assets
                                                                    Company's              Contract   Contract   Attributable to
                                                                     General               Owners -   Owners -      Contract
                                                     Investments at Account,               Annuity  Accumulation      Owner
Sub-accounts                                           Fair Value      Net     Net Assets  Reserves   Reserves      Reserves
------------                                         -------------- --------- ------------ -------- ------------ ---------------
PVC Real Estate Securities Account Class 2            $     13,159     $--    $     13,159 $     -- $     13,159  $     13,159
PVC SAM Balanced Portfolio Class 2                       6,943,462      --       6,943,462   31,601    6,911,861     6,943,462
PVC SAM Conservative Balanced Portfolio Class 2             36,481      --          36,481       --       36,481        36,481
PVC SAM Conservative Growth Portfolio Class 2              683,059      --         683,059       --      683,059       683,059
PVC SAM Flexible Income Portfolio Class 2                  110,698      --         110,698   29,069       81,629       110,698
PVC SAM Strategic Growth Portfolio Class 2                 330,426      --         330,426       --      330,426       330,426
PVC Short-Term Income Account Class 2                       45,697      --          45,697       --       45,697        45,697
PVC Small Cap Blend Account Class 2                         23,430      --          23,430       --       23,430        23,430
SST SA Allocation Balanced Portfolio Class 3            14,718,638      --      14,718,638       --   14,718,638    14,718,638
SST SA Allocation Growth Portfolio Class 3               3,244,628      --       3,244,628       --    3,244,628     3,244,628
SST SA Allocation Moderate Growth Portfolio Class 3     11,654,394      --      11,654,394       --   11,654,394    11,654,394
SST SA Allocation Moderate Portfolio Class 3            14,100,179      --      14,100,179   33,572   14,066,607    14,100,179
SST Asset Allocation Diversified Growth Portfolio
  Class 3                                                1,514,972      --       1,514,972       --    1,514,972     1,514,972
SST SA Mult-Managed Diversified Fixed Income
  Portfolio Class 3                                         99,619      --          99,619       --       99,619        99,619
SST SA Multi-Managed International Equity Portfolio
  Class 3                                                   52,769      --          52,769       --       52,769        52,769
SST SA Mult-Managed Large Cap Growth Portfolio
  Class 3                                                   43,359      --          43,359       --       43,359        43,359
SST SA Multi-Managed Mid Cap Growth Portfolio
  Class 3                                                    4,521      --           4,521       --        4,521         4,521
SST SA Wellington Real Return Portfolio Class 3         21,976,277      --      21,976,277    7,645   21,968,632    21,976,277
SST SA Columbia Focused Value Portfolio Class 3              4,631      --           4,631       --        4,631         4,631
SST SA Multi-Managed Mid Cap Value Portfolio Class 3        30,043      --          30,043       --       30,043        30,043
SST SA T. Rowe Price Growth Stock Portfolio Class 3          3,335      --           3,335       --        3,335         3,335
SAST Invesco VCP Value Portfolio Class 3               163,931,158      --     163,931,158       --  163,931,158   163,931,158
SAST SA AB Growth Portfolio Class 1                      9,603,490      --       9,603,490  178,179    9,425,311     9,603,490
SAST SA AB Growth Portfolio Class 3                      7,691,545      --       7,691,545       --    7,691,545     7,691,545
SAST SA AB Small & Mid Cap Value Portfolio Class 3      24,483,204      --      24,483,204   23,509   24,459,695    24,483,204
SAST SA American Funds Asset Allocation Portfolio
  Class 3                                               26,685,638      --      26,685,638       --   26,685,638    26,685,638
SAST SA American Funds Global Growth Portfolio
  Class 3                                               21,327,118      --      21,327,118   10,515   21,316,603    21,327,118
SAST SA American Funds Growth Portfolio Class 3         16,736,388      --      16,736,388   27,729   16,708,659    16,736,388
SAST SA American Funds Growth-Income Portfolio
  Class 3                                               15,342,992      --      15,342,992    8,200   15,334,792    15,342,992
SAST SA American Funds VCP Managed Asset Allocation
  Portfolio Class 3                                    153,040,305      --     153,040,305       --  153,040,305   153,040,305
SAST SA BlackRock VCP Global Multi Asset Portfolio
  Class 3                                               67,170,399      --      67,170,399       --   67,170,399    67,170,399
SAST SA Boston Company Capital Growth Portfolio
  Class 1                                                  280,300      --         280,300    2,827      277,473       280,300
SAST SA Boston Company Capital Growth Portfolio
  Class 3                                                2,578,276      --       2,578,276       --    2,578,276     2,578,276
SAST SA Columbia Technology Portfolio Class 1              323,045      --         323,045       --      323,045       323,045
SAST SA Columbia Technology Portfolio Class 3            3,172,910      --       3,172,910       --    3,172,910     3,172,910
SAST SA DFA Ultra Short Bond Portfolio Class 1           1,221,883      --       1,221,883    5,243    1,216,640     1,221,883
SAST SA DFA Ultra Short Bond Portfolio Class 3          12,867,421      --      12,867,421  140,199   12,727,222    12,867,421
SAST SA Dogs of Wall Street Portfolio Class 1            1,420,150      --       1,420,150       --    1,420,150     1,420,150
SAST SA Dogs of Wall Street Portfolio Class 3            8,463,544      --       8,463,544   20,050    8,443,494     8,463,544
SAST SA Federated Corporate Bond Portfolio Class 1       2,274,978      --       2,274,978   26,773    2,248,205     2,274,978
SAST SA Federated Corporate Bond Portfolio Class 3      49,823,787      --      49,823,787   17,140   49,806,647    49,823,787
SAST SA Fixed Income Index Portfolio Class 3                51,675      --          51,675       --       51,675        51,675
SAST SA Fixed Income Intermediate Index Portfolio
  Class 3                                                    4,003      --           4,003       --        4,003         4,003
SAST SA Franklin Foreign Value Portfolio Class 3        24,104,772      --      24,104,772    5,714   24,099,058    24,104,772
SAST SA Franklin Small Company Value Portfolio
  Class 3                                               10,460,782      --      10,460,782      971   10,459,811    10,460,782
SAST SA Goldman Sachs Global Bond Portfolio Class 1      1,006,378      --       1,006,378   18,395      987,983     1,006,378
SAST SA Goldman Sachs Global Bond Portfolio Class 3     21,589,068      --      21,589,068    5,508   21,583,560    21,589,068
SAST SA Index Allocation 60-40 Portfolio Class 3         2,717,199      --       2,717,199       --    2,717,199     2,717,199
SAST SA Index Allocation 80-20 Portfolio Class 3         9,544,053      --       9,544,053       --    9,544,053     9,544,053
SAST SA Index Allocation 90-10 Portfolio Class 3        12,344,776      --      12,344,776       --   12,344,776    12,344,776
SAST SA International Index Portfolio Class 3                4,001      --           4,001       --        4,001         4,001
SAST SA Invesco Growth Opportunities Portfolio
  Class 1                                                  351,909      --         351,909    2,890      349,019       351,909
SAST SA Invesco Growth Opportunities Portfolio
  Class 3                                                8,586,319      --       8,586,319    1,109    8,585,210     8,586,319
SAST SA Janus Focused Growth Portfolio Class 3           5,342,729      --       5,342,729      385    5,342,344     5,342,729
SAST SA JPMorgan Balanced Portfolio Class 1              2,813,079      --       2,813,079   10,924    2,802,155     2,813,079
SAST SA JPMorgan Balanced Portfolio Class 3             13,538,398      --      13,538,398       --   13,538,398    13,538,398
SAST SA JPMorgan Emerging Markets Portfolio Class 1      1,471,271      --       1,471,271   48,644    1,422,627     1,471,271
SAST SA JPMorgan Emerging Markets Portfolio Class 3      7,702,069      --       7,702,069    7,175    7,694,894     7,702,069
SAST SA JPMorgan Equity-Income Portfolio Class 1         7,697,607      --       7,697,607   97,597    7,600,010     7,697,607
SAST SA JPMorgan Equity-Income Portfolio Class 3        10,734,698      --      10,734,698       --   10,734,698    10,734,698

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES
December 31,2017


                                                                    Due from
                                                                      (to)                                         Net Assets
                                                                    Company's              Contract   Contract   Attributable to
                                                                     General               Owners -   Owners -      Contract
                                                     Investments at Account,               Annuity  Accumulation      Owner
Sub-accounts                                           Fair Value      Net     Net Assets  Reserves   Reserves      Reserves
------------                                         -------------- --------- ------------ -------- ------------ ---------------
SAST SA JPMorgan Global Equities Portfolio Class 1    $  1,366,708     $--    $  1,366,708 $  1,657 $  1,365,051  $  1,366,708
SAST SA JPMorgan Global Equities Portfolio Class 3       2,239,833      --       2,239,833       --    2,239,833     2,239,833
SAST SA JPMorgan MFS Core Bond Portfolio Class 1         1,487,146      --       1,487,146   51,048    1,436,098     1,487,146
SAST SA JPMorgan MFS Core Bond Portfolio Class 3        55,503,550      --      55,503,550   19,669   55,483,881    55,503,550
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1        2,035,821      --       2,035,821    9,117    2,026,704     2,035,821
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3        7,784,279      --       7,784,279      383    7,783,896     7,784,279
SAST SA Legg Mason BW Large Cap Value Portfolio
  Class 1                                               13,078,765      --      13,078,765  208,180   12,870,585    13,078,765
SAST SA Legg Mason BW Large Cap Value Portfolio
  Class 3                                               21,777,831      --      21,777,831    1,430   21,776,401    21,777,831
SAST SA Legg Mason Tactical Opportunities Portfolio
  Class 3                                                   37,027      --          37,027       --       37,027        37,027
SAST SA MFS Blue Chip Growth Portfolio Class 1             715,022      --         715,022       --      715,022       715,022
SAST SA MFS Blue Chip Growth Portfolio Class 3           7,011,959      --       7,011,959      753    7,011,206     7,011,959
SAST SA MFS Massachusetts Investors Trust Portfolio
  Class 1                                                2,704,926      --       2,704,926   26,455    2,678,471     2,704,926
SAST SA MFS Massachusetts Investors Trust Portfolio
  Class 3                                               17,539,771      --      17,539,771   18,103   17,521,668    17,539,771
SAST SA MFS Telecom Utility Portfolio Class 1              777,578      --         777,578    5,754      771,824       777,578
SAST SA MFS Telecom Utility Portfolio Class 3            1,533,845      --       1,533,845    5,351    1,528,494     1,533,845
SAST SA MFS Total Return Bond Portfolio Class 1          3,629,942      --       3,629,942   88,141    3,541,801     3,629,942
SAST SA MFS Total Return Bond Portfolio Class 3         10,951,682      --      10,951,682    1,995   10,949,687    10,951,682
SAST SA Mid Cap Index Portfolio Class 3                      1,178      --           1,178       --        1,178         1,178
SAST SA Morgan Stanley International Equities
  Portfolio Class 1                                      1,707,605      --       1,707,605   26,834    1,680,771     1,707,605
SAST SA Morgan Stanley International Equities
  Portfolio Class 3                                      7,920,738      --       7,920,738       --    7,920,738     7,920,738
SAST SA Oppenheimer Main Street Large Cap Portfolio
  Class 1                                                1,753,324      --       1,753,324  103,315    1,650,009     1,753,324
SAST SA Oppenheimer Main Street Large Cap Portfolio
  Class 3                                                4,031,814      --       4,031,814       --    4,031,814     4,031,814
SAST SA PIMCO VCP Tactical Balanced Portfolio
  Class 3                                              121,336,298      --     121,336,298       --  121,336,298   121,336,298
SAST SA PineBridge High-Yield Bond Portfolio Class 1     2,218,162      --       2,218,162   40,998    2,177,164     2,218,162
SAST SA PineBridge High-Yield Bond Portfolio Class 3     8,159,074      --       8,159,074    1,409    8,157,665     8,159,074
SAST SA Putnam International Growth and Income
  Portfolio Class 1                                      1,567,375      --       1,567,375   27,859    1,539,516     1,567,375
SAST SA Putnam International Growth and Income
  Portfolio Class 3                                      7,397,965      --       7,397,965       --    7,397,965     7,397,965
SAST SA Pyramis Real Estate Portfolio Class 1            1,303,471      --       1,303,471       --    1,303,471     1,303,471
SAST SA Pyramis Real Estate Portfolio Class 3           11,595,243      --      11,595,243    4,728   11,590,515    11,595,243
SAST SA Schroder's VCP Global Allocation Portfolio
  Class 3                                               59,279,225      --      59,279,225       --   59,279,225    59,279,225
SAST SA T. Rowe Price Asset Allocation Growth
  Portfolio Class 3                                        143,541      --         143,541       --      143,541       143,541
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3   110,615,734      --     110,615,734       --  110,615,734   110,615,734
SAST SA VCP Dynamic Allocation Portfolio Class 3       959,825,435      --     959,825,435       --  959,825,435   959,825,435
SAST SA VCP Dynamic Strategy Portfolio Class 3         610,999,598      --     610,999,598       --  610,999,598   610,999,598
SAST SA VCP Index Allocation Portfolio Class 3             753,797      --         753,797       --      753,797       753,797
SAST SA WellsCap Aggressive Growth Portfolio Class 1     1,505,241      --       1,505,241    6,851    1,498,390     1,505,241
SAST SA WellsCap Aggressive Growth Portfolio Class 3     2,436,791      --       2,436,791    8,559    2,428,232     2,436,791
SAST SA WellsCap Fundamental Growth Portfolio
  Class 1                                                2,271,052      --       2,271,052   11,761    2,259,291     2,271,052
SAST SA WellsCap Fundamental Growth Portfolio
  Class 3                                                3,272,251      --       3,272,251       --    3,272,251     3,272,251
VALIC Company I International Equities Index Fund          160,870      --         160,870       --      160,870       160,870
VALIC Company I Mid Cap Index Fund                         850,458      --         850,458       --      850,458       850,458
VALIC Company I Nasdaq-100 Index Fund                      174,273      --         174,273       --      174,273       174,273
VALIC Company I Small Cap Index Fund                       215,749      --         215,749       --      215,749       215,749
VALIC Company I Stock Index Fund                         1,251,868      --       1,251,868       --    1,251,868     1,251,868

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31,2017


                                                                                 Net Asset
                                                                                 Value per Shares at Fair Cost of Shares
Sub-accounts                                                            Shares     Share       Value           Held      Level*
------------                                                           --------- --------- -------------- -------------- ------
American Funds Asset Allocation Fund Class 2                              94,672  $23.49    $ 2,223,843    $ 1,875,828     1
American Funds Asset Allocation Portfolio Class 4                          7,202   23.40        168,535        162,228     1
American Funds Bond Class 4                                                3,694   10.68         39,452         40,594     1
American Funds Global Bond Class 4                                         2,537   11.70         29,679         29,372     1
American Funds Global Growth Fund Class 2                                200,213   30.24      6,054,456      4,899,729     1
American Funds Global Growth Portfolio Class 4                             8,654   30.13        260,743        223,224     1
American Funds Growth Fund Class 2                                        87,382   77.35      6,758,981      5,625,119     1
American Funds Growth Portfolio Class 4                                    1,036   76.56         79,309         76,091     1
American Funds Growth-Income Fund Class 2                                167,731   49.71      8,337,919      7,075,911     1
American Funds Growth-Income Portfolio Class 4                             6,331   49.31        312,174        277,721     1
American Funds Insurance Series Capital Income Builder Class 4            11,654   10.38        120,964        112,990     1
AST SA BlackRock Multi-Asset Income Portfolio Class 3                    148,771    6.45        959,308        962,246     1
AST SA Edge Asset Allocation Portfolio Class 1                           218,441   14.27      3,117,191      3,078,284     1
AST SA Edge Asset Allocation Portfolio Class 3                           266,034   14.15      3,764,870      3,751,602     1
AST SA Wellington Capital Appreciation Portfolio Class 1                 194,047   46.76      9,073,551      7,851,266     1
AST SA Wellington Capital Appreciation Portfolio Class 3                 580,348   43.62     25,313,415     23,552,190     1
AST SA Wellington Government and Quality Bond Portfolio Class 1          153,150   15.04      2,302,872      2,360,015     1
AST SA Wellington Government and Quality Bond Portfolio Class 3        2,480,428   15.00     37,195,801     37,424,022     1
AST SA Wellington Growth Portfolio Class 1                               109,295   31.11      3,400,283      2,470,670     1
AST SA Wellington Growth Portfolio Class 3                               176,672   31.07      5,489,659      4,146,005     1
AST SA Wellington Multi-Asset Income Portfolio Class 3                    89,692    8.12        728,261        711,108     1
AST SA Wellington Natural Resources Portfolio Class 1                     47,923   20.54        984,414      1,011,439     1
AST SA Wellington Natural Resources Portfolio Class 3                    193,516   20.40      3,947,258      3,474,895     1
BlackRock Global Allocation V.I. Fund Class III                            4,094   14.84         60,756         57,331     1
BlackRock iShares Alternative Strategies V.I. Fund Class III               6,827   11.10         75,778         71,504     1
BlackRock iShares Dynamic Allocation V.I. Fund Class III                   2,306   11.09         25,576         23,636     1
BlackRock iShares Dynamic Fixed Income V.I. Fund Class III                 3,292   10.02         32,981         32,692     1
Columbia VP Income Opportunities Fund Class 1                             18,565    7.56        140,349        155,271     1
Columbia VP Large Cap Growth Fund Class 1                                 26,520   16.76        444,482        330,904     1
Columbia VP Limited Duration Credit Fund Class 2                           1,256    9.40         11,806         11,766     1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2                493,344    7.39      3,645,810      3,472,847     1
FTVIP Franklin Income VIP Fund Class 2                                   960,445   16.17     15,530,400     14,899,327     1
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2                    3,903   19.80         77,270         76,941     1
FTVIP Franklin Rising Dividends VIP Fund Class 2                             283   28.46          8,063          7,232     1
FTVIP Franklin Strategic Income VIP Fund Class 2                           2,366   10.80         25,549         24,395     1
FTVIP Templeton Global Bond VIP Fund Class 2                                  93   16.51          1,541          1,474     1
Goldman Sachs VIT Global Trends Allocation Fund Service Class              1,035   12.45         12,880         12,946     1
Goldman Sachs VIT Government Money Market Fund Service Class           2,289,243    1.00      2,289,243      2,289,243     1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class      5,543    9.36         51,886         51,698     1
Goldman Sachs VIT Strategic Income Fund Advisor Class                        890    8.84          7,870          8,173     1
Invesco V.I. American Franchise Fund Series II                            20,200   60.80      1,228,143        960,121     1
Invesco V.I. Balanced-Risk Allocation Fund Series II                         624   11.17          6,966          6,673     1
Invesco V.I. Comstock Fund Series II                                     798,330   20.54     16,397,707     12,525,759     1
Invesco V.I. Equity and Income Fund Series II                              1,441   18.95         27,310         26,488     1
Invesco V.I. Growth and Income Fund Series II                          1,144,720   22.66     25,939,361     23,715,545     1
Lord Abbett Fund Bond Debenture Portfolio Class VC                         6,554   12.38         81,133         81,661     1
Lord Abbett Fund Fundamental Equity Portfolio Class VC                     1,141   18.86         21,512         21,401     1
Lord Abbett Fund Growth and Income Portfolio Class VC                    298,162   37.15     11,076,720      8,528,794     1
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                          9,812   24.51        240,502        187,693     1
Lord Abbett Fund Short Duration Portfolio Class VC                        13,475   14.38        193,771        197,363     1
Morgan Stanley VIF Global Infrastructure Portfolio II Class II Shares      9,597    7.85         75,336         74,423     1
Neuberger Berman AMT Absolute Return Multi-Manager Fund Portfolio
  S Class                                                                  4,113    9.90         40,721         39,948     1
PIMCO VIT All Asset Portfolio Advisor Class                                1,202   10.97         13,188         11,090     1
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class                    1,848   13.14         24,281         22,317     1
PIMCO VIT Unconstrained Bond Portfolio Advisor Class                       2,633   10.54         27,747         27,184     1
PVC Diversified International Account Class 2                              2,306   17.14         39,527         37,723     1
PVC Equity Income Account Class 2                                         13,651   25.87        353,140        248,440     1
PVC Government & High Quality Bond Account Class 2                            60    9.75            585            619     1
PVC Income Account Class 2                                                 3,242   10.35         33,555         33,283     1
PVC LargeCap Growth Account Class 2                                          596   32.63         19,454          9,681     1
PVC Mid Cap Blend Acct Class 2                                            14,426   59.06        852,013        626,902     1
PVC Principal Capital Appreciation Account Class 2                         6,167   28.26        174,285        134,691     1
PVC Real Estate Securities Account Class 2                                   636   20.70         13,159         10,039     1
PVC SAM Balanced Portfolio Class 2                                       441,696   15.72      6,943,462      6,776,351     1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31,2017


                                                                           Net Asset
                                                                           Value per Shares at Fair Cost of Shares
Sub-accounts                                                      Shares     Share       Value           Held      Level*
------------                                                    ---------- --------- -------------- -------------- ------
PVC SAM Conservative Balanced Portfolio Class 2                      2,993  $12.19    $     36,481   $     34,951    1
PVC SAM Conservative Growth Portfolio Class 2                       34,850   19.60         683,059        580,289    1
PVC SAM Flexible Income Portfolio Class 2                            8,628   12.83         110,698        107,868    1
PVC SAM Strategic Growth Portfolio Class 2                          15,397   21.46         330,426        301,900    1
PVC Short-Term Income Account Class 2                               18,062    2.53          45,697         45,137    1
PVC Small Cap Blend Account Class 2                                  1,374   17.05          23,430         20,431    1
SST SA Allocation Balanced Portfolio Class 3                     1,349,643   10.91      14,718,638     15,208,288    1
SST SA Allocation Growth Portfolio Class 3                         223,787   14.50       3,244,628      2,861,092    1
SST SA Allocation Moderate Growth Portfolio Class 3                987,108   11.81      11,654,394     11,301,568    1
SST SA Allocation Moderate Portfolio Class 3                     1,208,147   11.67      14,100,179     13,670,969    1
SST Asset Allocation Diversified Growth Portfolio Class 3          123,103   12.31       1,514,972      1,553,026    1
SST SA Mult-Managed Diversified Fixed Income Portfolio Class 3       8,553   11.65          99,619         99,355    1
SST SA Multi-Managed International Equity Portfolio Class 3          5,408    9.76          52,769         44,835    1
SST SA Mult-Managed Large Cap Growth Portfolio Class 3               2,977   14.57          43,359         37,914    1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3                  264   17.14           4,521          4,155    1
SST SA Wellington Real Return Portfolio Class 3                  2,291,445    9.59      21,976,277     22,357,293    1
SST SA Columbia Focused Value Portfolio Class 3                        220   21.06           4,631          4,048    1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3                 1,765   17.03          30,043         31,328    1
SST SA T. Rowe Price Growth Stock Portfolio Class 3                    132   25.20           3,335          3,273    1
SAST Invesco VCP Value Portfolio Class 3                        12,054,303   13.60     163,931,158    143,881,360    1
SAST SA AB Growth Portfolio Class 1                                215,354   44.59       9,603,490      6,383,015    1
SAST SA AB Growth Portfolio Class 3                                175,287   43.88       7,691,545      5,673,095    1
SAST SA AB Small & Mid Cap Value Portfolio Class 3               1,278,946   19.14      24,483,204     23,312,622    1
SAST SA American Funds Asset Allocation Portfolio Class 3        1,801,551   14.81      26,685,638     25,243,776    1
SAST SA American Funds Global Growth Portfolio Class 3           1,629,322   13.09      21,327,118     20,327,746    1
SAST SA American Funds Growth Portfolio Class 3                  1,276,013   13.12      16,736,388     15,692,057    1
SAST SA American Funds Growth-Income Portfolio Class 3           1,184,798   12.95      15,342,992     14,717,339    1
SAST SA American Funds VCP Managed Asset Allocation Portfolio
  Class 3                                                       10,678,842   14.33     153,040,305    135,499,317    1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3       5,766,273   11.65      67,170,399     61,757,075    1
SAST SA Boston Company Capital Growth Portfolio Class 1             16,627   16.86         280,300        152,229    1
SAST SA Boston Company Capital Growth Portfolio Class 3            156,727   16.45       2,578,276      1,660,348    1
SAST SA Columbia Technology Portfolio Class 1                       45,951    7.03         323,045        232,564    1
SAST SA Columbia Technology Portfolio Class 3                      471,572    6.73       3,172,910      2,270,128    1
SAST SA DFA Ultra Short Bond Portfolio Class 1                     115,631   10.57       1,221,883      1,221,596    1
SAST SA DFA Ultra Short Bond Portfolio Class 3                   1,242,851   10.35      12,867,421     12,850,544    1
SAST SA Dogs of Wall Street Portfolio Class 1                       97,796   14.52       1,420,150      1,175,309    1
SAST SA Dogs of Wall Street Portfolio Class 3                      588,185   14.39       8,463,544      7,746,847    1
SAST SA Federated Corporate Bond Portfolio Class 1                 168,677   13.49       2,274,978      2,241,409    1
SAST SA Federated Corporate Bond Portfolio Class 3               3,718,840   13.40      49,823,787     49,953,448    1
SAST SA Fixed Income Index Portfolio Class 3                         5,042   10.25          51,675         51,578    1
SAST SA Fixed Income Intermediate Index Portfolio Class 3              402    9.95           4,003          4,001    1
SAST SA Franklin Foreign Value Portfolio Class 3                 1,425,962   16.90      24,104,772     20,772,146    1
SAST SA Franklin Small Company Value Portfolio Class 3             445,016   23.51      10,460,782      9,698,556    1
SAST SA Goldman Sachs Global Bond Portfolio Class 1                 89,760   11.21       1,006,378      1,050,683    1
SAST SA Goldman Sachs Global Bond Portfolio Class 3              1,961,793   11.00      21,589,068     21,683,969    1
SAST SA Index Allocation 60-40 Portfolio Class 3                   247,785   10.97       2,717,199      2,609,144    1
SAST SA Index Allocation 80-20 Portfolio Class 3                   847,811   11.26       9,544,053      9,168,795    1
SAST SA Index Allocation 90-10 Portfolio Class 3                 1,082,476   11.40      12,344,776     11,883,534    1
SAST SA International Index Portfolio Class 3                          347   11.54           4,001          3,999    1
SAST SA Invesco Growth Opportunities Portfolio Class 1              38,375    9.17         351,909        318,337    1
SAST SA Invesco Growth Opportunities Portfolio Class 3             996,586    8.62       8,586,319      7,949,026    1
SAST SA Janus Focused Growth Portfolio Class 3                     409,052   13.06       5,342,729      4,767,581    1
SAST SA JPMorgan Balanced Portfolio Class 1                        138,019   20.38       2,813,079      2,274,786    1
SAST SA JPMorgan Balanced Portfolio Class 3                        668,051   20.27      13,538,398     12,957,080    1
SAST SA JPMorgan Emerging Markets Portfolio Class 1                158,520    9.28       1,471,271      1,043,375    1
SAST SA JPMorgan Emerging Markets Portfolio Class 3                840,706    9.16       7,702,069      6,085,084    1
SAST SA JPMorgan Equity-Income Portfolio Class 1                   214,158   35.94       7,697,607      5,314,465    1
SAST SA JPMorgan Equity-Income Portfolio Class 3                   300,300   35.75      10,734,698      9,084,861    1
SAST SA JPMorgan Global Equities Portfolio Class 1                  58,789   23.25       1,366,708        942,671    1
SAST SA JPMorgan Global Equities Portfolio Class 3                  97,057   23.08       2,239,833      1,483,376    1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                   166,123    8.95       1,487,146      1,515,734    1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                 6,263,371    8.86      55,503,550     55,821,615    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31,2017


                                                                             Net Asset
                                                                             Value per Shares at Fair Cost of Shares
Sub-accounts                                                        Shares     Share       Value           Held      Level*
------------                                                      ---------- --------- -------------- -------------- ------
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                    110,404  $18.44    $  2,035,821   $  1,473,676    1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                    444,961   17.49       7,784,279      6,691,408    1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1              579,982   22.55      13,078,765     12,572,858    1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3              970,832   22.43      21,777,831     21,373,325    1
SAST SA Legg Mason Tactical Opportunities Portfolio Class 3            3,602   10.28          37,027         36,395    1
SAST SA MFS Blue Chip Growth Portfolio Class 1                        54,465   13.13         715,022        492,518    1
SAST SA MFS Blue Chip Growth Portfolio Class 3                       539,400   13.00       7,011,959      5,170,028    1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1          111,804   24.19       2,704,926      1,805,171    1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3          728,174   24.09      17,539,771     13,341,050    1
SAST SA MFS Telecom Utility Portfolio Class 1                         51,253   15.17         777,578        662,819    1
SAST SA MFS Telecom Utility Portfolio Class 3                        101,399   15.13       1,533,845      1,440,039    1
SAST SA MFS Total Return Bond Portfolio Class 1                      186,418   19.47       3,629,942      3,030,497    1
SAST SA MFS Total Return Bond Portfolio Class 3                      563,721   19.43      10,951,682     10,138,193    1
SAST SA Mid Cap Index Portfolio Class 3                                  105   11.20           1,178          1,188    1
SAST SA Morgan Stanley International Equities Portfolio Class 1      156,332   10.92       1,707,605      1,469,135    1
SAST SA Morgan Stanley International Equities Portfolio Class 3      729,729   10.85       7,920,738      6,700,025    1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1           77,305   22.68       1,753,324        847,087    1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3          178,518   22.58       4,031,814      3,186,270    1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3              9,877,162   12.28     121,336,298    108,240,523    1
SAST SA PineBridge High-Yield Bond Portfolio Class 1                 385,498    5.75       2,218,162      2,296,148    1
SAST SA PineBridge High-Yield Bond Portfolio Class 3               1,427,223    5.72       8,159,074      8,193,120    1
SAST SA Putnam International Growth and Income Portfolio Class 1     139,880   11.21       1,567,375      1,273,050    1
SAST SA Putnam International Growth and Income Portfolio Class 3     658,747   11.23       7,397,965      5,205,794    1
SAST SA Pyramis Real Estate Portfolio Class 1                         98,156   13.28       1,303,471      1,284,278    1
SAST SA Pyramis Real Estate Portfolio Class 3                        881,574   13.15      11,595,243     12,819,977    1
SAST SA Schroder's VCP Global Allocation Portfolio Class 3         4,897,017   12.11      59,279,225     53,689,529    1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3       13,951   10.29         143,541        143,508    1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3               8,740,537   12.66     110,615,734     96,314,313    1
SAST SA VCP Dynamic Allocation Portfolio Class 3                  67,557,074   14.21     959,825,435    833,728,730    1
SAST SA VCP Dynamic Strategy Portfolio Class 3                    43,136,666   14.16     610,999,598    535,407,457    1
SAST SA VCP Index Allocation Portfolio Class 3                        72,661   10.37         753,797        747,150    1
SAST SA WellsCap Aggressive Growth Portfolio Class 1                  67,551   22.28       1,505,241        817,866    1
SAST SA WellsCap Aggressive Growth Portfolio Class 3                 112,607   21.64       2,436,791      1,681,173    1
SAST SA WellsCap Fundamental Growth Portfolio Class 1                 86,224   26.34       2,271,052      1,761,291    1
SAST SA WellsCap Fundamental Growth Portfolio Class 3                129,554   25.26       3,272,251      2,473,152    1
VALIC Company I International Equities Index Fund                     21,001    7.66         160,870        139,276    1
VALIC Company I Mid Cap Index Fund                                    28,907   29.42         850,458        765,252    1
VALIC Company I Nasdaq-100 Index Fund                                 12,986   13.42         174,273        147,312    1
VALIC Company I Small Cap Index Fund                                   9,459   22.81         215,749        179,260    1
VALIC Company I Stock Index Fund                                      30,676   40.81       1,251,868      1,070,274    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                 American
                                                                     American   Funds Asset                           American
                                                                   Funds Asset  Allocation   American    American   Funds Global
                                                                    Allocation   Portfolio  Funds Bond Funds Global Growth Fund
                                                                   Fund Class 2   Class 4    Class 4   Bond Class 4   Class 2
                                                                   ------------ ----------- ---------- ------------ ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                        $   32,841   $  1,912    $   734     $   108    $    37,767
   Mortality and expense risk and administrative charges               (18,444)      (895)      (413)       (351)       (79,279)
                                                                    ----------   --------    -------     -------    -----------
   Net investment income (loss)                                         14,397      1,017        321        (243)       (41,512)
   Net realized gain (loss)                                             47,333         88        (16)         (5)       340,350
   Capital gain distribution from mutual funds                          98,083      2,629        498         180        177,077
   Change in unrealized appreciation (depreciation) of
     investments                                                       144,260      5,220       (118)      1,584      1,074,126
                                                                    ----------   --------    -------     -------    -----------
Increase (decrease) in net assets from operations                      304,073      8,954        685       1,516      1,550,041
                                                                    ----------   --------    -------     -------    -----------
From contract transactions:
   Payments received from contract owners                                   --    106,158      4,999          --          5,286
   Payments for contract benefits or terminations                     (118,667)        --         --          --       (733,389)
   Transfers between sub-accounts (including fixed account), net        (6,837)     3,769        582          --       (611,364)
   Contract maintenance charges                                        (14,601)      (356)      (177)       (136)       (22,993)
                                                                    ----------   --------    -------     -------    -----------
Increase (decrease) in net assets from contract transactions          (140,105)   109,571      5,404        (136)    (1,362,460)
                                                                    ----------   --------    -------     -------    -----------
Increase (decrease) in net assets                                      163,968    118,525      6,089       1,380        187,581
Net assets at beginning of period                                    2,059,875     50,010     33,363      28,299      5,866,875
                                                                    ----------   --------    -------     -------    -----------
Net assets at end of period                                         $2,223,843   $168,535    $39,452     $29,679    $ 6,054,456
                                                                    ==========   ========    =======     =======    ===========
Beginning units                                                         76,030      4,706      3,343       2,937        171,332
Units issued                                                               325      9,172        548          --          2,209
Units redeemed                                                          (5,139)       (31)       (18)        (14)       (37,450)
                                                                    ----------   --------    -------     -------    -----------
Ending units                                                            71,216     13,847      3,873       2,923        136,091
                                                                    ==========   ========    =======     =======    ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                        $   32,615   $    548    $   396     $   135    $    53,978
   Mortality and expense risk and administrative charges               (17,744)      (238)      (210)       (194)       (81,000)
                                                                    ----------   --------    -------     -------    -----------
   Net investment income (loss)                                         14,871        310        186         (59)       (27,022)
   Net realized gain (loss)                                             75,462          2         (3)         (2)       140,064
   Capital gain distribution from mutual funds                          52,108        238         34          18        516,796
   Change in unrealized appreciation (depreciation) of
     investments                                                        22,086      1,087     (1,024)     (1,277)      (694,863)
                                                                    ----------   --------    -------     -------    -----------
Increase (decrease) in net assets from operations                      164,527      1,637       (807)     (1,320)       (65,025)
                                                                    ----------   --------    -------     -------    -----------
From contract transactions:
   Payments received from contract owners                                   --     29,691     34,136      29,691          8,657
   Payments for contract benefits or terminations                     (241,597)        --         --          --       (637,918)
   Transfers between sub-accounts (including fixed account), net          (686)    18,798        114          --        (14,315)
   Contract maintenance charges                                        (14,531)      (116)       (80)        (72)       (26,102)
                                                                    ----------   --------    -------     -------    -----------
Increase (decrease) in net assets from contract transactions          (256,814)    48,373     34,170      29,619       (669,678)
                                                                    ----------   --------    -------     -------    -----------
Increase (decrease) in net assets                                      (92,287)    50,010     33,363      28,299       (734,703)
Net assets at beginning of period                                    2,152,162         --         --          --      6,601,578
                                                                    ----------   --------    -------     -------    -----------
Net assets at end of period                                         $2,059,875   $ 50,010    $33,363     $28,299    $ 5,866,875
                                                                    ==========   ========    =======     =======    ===========
Beginning units                                                         86,175         --         --          --        191,719
Units issued                                                             2,583      4,717      3,353       2,944          8,016
Units redeemed                                                         (12,728)       (11)       (10)         (7)       (28,403)
                                                                    ----------   --------    -------     -------    -----------
Ending units                                                            76,030      4,706      3,343       2,937        171,332
                                                                    ==========   ========    =======     =======    ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                   American
                                                                 American                              American      Funds
                                                               Funds Global                American      Funds      Growth-
                                                                  Growth      American   Funds Growth   Growth-     Income
                                                                Portfolio   Funds Growth  Portfolio   Income Fund  Portfolio
                                                                 Class 4    Fund Class 2   Class 4      Class 2     Class 4
                                                               ------------ ------------ ------------ -----------  ---------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $  1,381   $    32,566    $   250    $   111,241  $  3,648
   Mortality and expense risk and administrative charges           (2,667)      (95,983)      (214)      (114,115)   (2,441)
                                                                 --------   -----------    -------    -----------  --------
   Net investment income (loss)                                    (1,286)      (63,417)        36         (2,874)    1,207
   Net realized gain (loss)                                           394       378,836          8        414,462       323
   Capital gain distribution from mutual funds                      6,677       642,754         --        531,020    15,141
   Change in unrealized appreciation (depreciation) of
     investments                                                   50,640       624,762      3,219        635,175    29,738
                                                                 --------   -----------    -------    -----------  --------
Increase (decrease) in net assets from operations                  56,425     1,582,935      3,263      1,577,783    46,409
                                                                 --------   -----------    -------    -----------  --------
From contract transactions:
   Payments received from contract owners                          15,000         7,409         --          7,640    53,080
   Payments for contract benefits or terminations                      --      (953,939)        --     (1,002,550)       --
   Transfers between sub-accounts (including fixed account),
     net                                                              336      (453,687)    76,079       (690,701)     (906)
   Contract maintenance charges                                      (937)      (24,468)       (33)       (26,465)   (1,075)
                                                                 --------   -----------    -------    -----------  --------
Increase (decrease) in net assets from contract transactions       14,399    (1,424,685)    76,046     (1,712,076)   51,099
                                                                 --------   -----------    -------    -----------  --------
Increase (decrease) in net assets                                  70,824       158,250     79,309       (134,293)   97,508
Net assets at beginning of period                                 189,919     6,600,731         --      8,472,212   214,666
                                                                 --------   -----------    -------    -----------  --------
Net assets at end of period                                      $260,743   $ 6,758,981    $79,309    $ 8,337,919  $312,174
                                                                 ========   ===========    =======    ===========  ========
Beginning units                                                    19,959       193,548         --        288,014    20,290
Units issued                                                        1,398         2,203      5,905          3,021     4,312
Units redeemed                                                       (208)      (39,039)        (3)       (56,562)     (169)
                                                                 --------   -----------    -------    -----------  --------
Ending units                                                       21,149       156,712      5,902        234,473    24,433
                                                                 ========   ===========    =======    ===========  ========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $  1,310   $    50,385    $    --    $   121,767  $  2,183
   Mortality and expense risk and administrative charges           (2,162)      (96,842)        --       (118,731)     (807)
                                                                 --------   -----------    -------    -----------  --------
   Net investment income (loss)                                      (852)      (46,457)        --          3,036     1,376
   Net realized gain (loss)                                          (188)      235,428         --        282,913       (22)
   Capital gain distribution from mutual funds                     15,166       622,103         --        970,138     1,096
   Change in unrealized appreciation (depreciation) of
     investments                                                  (15,790)     (309,823)        --       (464,111)    4,715
                                                                 --------   -----------    -------    -----------  --------
Increase (decrease) in net assets from operations                  (1,664)      501,251         --        791,976     7,165
                                                                 --------   -----------    -------    -----------  --------
From contract transactions:
   Payments received from contract owners                              --         6,612         --          1,621   207,451
   Payments for contract benefits or terminations                      --    (1,083,572)        --     (1,381,690)       --
   Transfers between sub-accounts (including fixed account),
     net                                                            7,686      (265,940)        --       (157,217)      352
   Contract maintenance charges                                      (913)      (27,906)        --        (29,369)     (302)
                                                                 --------   -----------    -------    -----------  --------
Increase (decrease) in net assets from contract transactions        6,773    (1,370,806)        --     (1,566,655)  207,501
                                                                 --------   -----------    -------    -----------  --------
Increase (decrease) in net assets                                   5,109      (869,555)        --       (774,679)  214,666
Net assets at beginning of period                                 184,810     7,470,286         --      9,246,891        --
                                                                 --------   -----------    -------    -----------  --------
Net assets at end of period                                      $189,919   $ 6,600,731    $    --    $ 8,472,212  $214,666
                                                                 ========   ===========    =======    ===========  ========
Beginning units                                                    19,265       236,443         --        346,276        --
Units issued                                                          793         2,212         --          8,830    20,332
Units redeemed                                                        (99)      (45,107)        --        (67,092)      (42)
                                                                 --------   -----------    -------    -----------  --------
Ending units                                                       19,959       193,548         --        288,014    20,290
                                                                 ========   ===========    =======    ===========  ========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                   American       AST SA                               AST SA
                                                                     Funds       BlackRock  AST SA Edge AST SA Edge  Wellington
                                                                   Insurance    Multi-Asset    Asset       Asset      Capital
                                                                Series Capital    Income    Allocation  Allocation  Appreciation
                                                                    Income       Portfolio   Portfolio   Portfolio   Portfolio
                                                                Builder Class 4   Class 3     Class 1     Class 3     Class 1
                                                                --------------- ----------- ----------- ----------- ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                       $  2,478      $ 15,993   $   92,383  $   88,483  $        --
   Mortality and expense risk and administrative charges             (1,181)       (7,252)     (52,014)    (52,944)    (128,811)
                                                                   --------      --------   ----------  ----------  -----------
   Net investment income (loss)                                       1,297         8,741       40,369      35,539     (128,811)
   Net realized gain (loss)                                             359        (5,833)      61,502      37,495      207,381
   Capital gain distribution from mutual funds                           --            --      281,317     293,007      680,986
   Change in unrealized appreciation (depreciation) of
     investments                                                      8,309        18,892        8,590      36,910    1,489,979
                                                                   --------      --------   ----------  ----------  -----------
Increase (decrease) in net assets from operations                     9,965        21,800      391,778     402,951    2,249,535
                                                                   --------      --------   ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                            30,416       436,210        5,000     176,649        5,075
   Payments for contract benefits or terminations                    (3,535)      (27,961)    (341,847)   (341,280)    (760,158)
   Transfers between sub-accounts (including fixed account),
     net                                                                 70       214,675     (431,200)     28,705     (163,341)
   Contract maintenance charges                                        (194)       (5,182)        (734)    (17,522)      (2,223)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --            --       (3,603)         --       (5,767)
                                                                   --------      --------   ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions         26,757       617,742     (772,384)   (153,448)    (926,414)
                                                                   --------      --------   ----------  ----------  -----------
Increase (decrease) in net assets                                    36,722       639,542     (380,606)    249,503    1,323,121
Net assets at beginning of period                                    84,242       319,766    3,497,797   3,515,367    7,750,430
                                                                   --------      --------   ----------  ----------  -----------
Net assets at end of period                                        $120,964      $959,308   $3,117,191  $3,764,870  $ 9,073,551
                                                                   ========      ========   ==========  ==========  ===========
Beginning units                                                       8,704        28,362       88,858     148,944       81,019
Units issued                                                          2,893        59,556        5,144      55,848        2,072
Units redeemed                                                         (358)       (6,957)     (23,324)    (57,032)     (10,566)
                                                                   --------      --------   ----------  ----------  -----------
Ending units                                                         11,239        80,961       70,678     147,760       72,525
                                                                   ========      ========   ==========  ==========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                       $  2,091      $  6,917   $  100,843  $   92,515  $        --
   Mortality and expense risk and administrative charges               (807)       (1,642)     (53,860)    (50,803)    (123,367)
                                                                   --------      --------   ----------  ----------  -----------
   Net investment income (loss)                                       1,284         5,275       46,983      41,712     (123,367)
   Net realized gain (loss)                                              15          (533)      20,506      15,362      184,325
   Capital gain distribution from mutual funds                           --        18,934      250,647     252,661    1,023,056
   Change in unrealized appreciation (depreciation) of
     investments                                                       (113)      (21,830)     (12,091)    (30,368)  (1,055,663)
                                                                   --------      --------   ----------  ----------  -----------
Increase (decrease) in net assets from operations                     1,186         1,846      306,045     279,367       28,351
                                                                   --------      --------   ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                            44,637       318,935        6,502     259,483        1,724
   Payments for contract benefits or terminations                      (824)       (3,265)    (351,591)   (170,317)    (951,307)
   Transfers between sub-accounts (including fixed account),
     net                                                             12,519         3,191      (34,362)    (85,780)    (166,451)
   Contract maintenance charges                                         (87)         (941)        (794)    (17,739)      (2,459)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --            --       (1,377)         --          154
                                                                   --------      --------   ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions         56,245       317,920     (381,622)    (14,353)  (1,118,339)
                                                                   --------      --------   ----------  ----------  -----------
Increase (decrease) in net assets                                    57,431       319,766      (75,577)    265,014   (1,089,988)
Net assets at beginning of period                                    26,811            --    3,573,374   3,250,353    8,840,418
                                                                   --------      --------   ----------  ----------  -----------
Net assets at end of period                                        $ 84,242      $319,766   $3,497,797  $3,515,367  $ 7,750,430
                                                                   ========      ========   ==========  ==========  ===========
Beginning units                                                       2,803            --       99,047     145,786       92,829
Units issued                                                          5,994        28,852        2,293      21,603        1,245
Units redeemed                                                          (93)         (490)     (12,482)    (18,445)     (13,055)
                                                                   --------      --------   ----------  ----------  -----------
Ending units                                                          8,704        28,362       88,858     148,944       81,019
                                                                   ========      ========   ==========  ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                               AST SA      AST SA
                                                                   AST SA    Wellington  Wellington
                                                                 Wellington  Government  Government     AST SA      AST SA
                                                                  Capital    and Quality and Quality  Wellington  Wellington
                                                                Appreciation    Bond        Bond        Growth      Growth
                                                                 Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                                                  Class 3      Class 1     Class 3     Class 1     Class 3
                                                                ------------ ----------- -----------  ----------  ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $        --  $   43,287  $   590,385  $   37,760  $   50,483
   Mortality and expense risk and administrative charges           (395,252)    (36,291)    (545,505)    (49,342)    (84,335)
                                                                -----------  ----------  -----------  ----------  ----------
   Net investment income (loss)                                    (395,252)      6,996       44,880     (11,582)    (33,852)
   Net realized gain (loss)                                         501,933     (10,413)     (83,254)     96,944     256,341
   Capital gain distribution from mutual funds                    2,150,881          --           --          --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                  4,688,777      36,823      506,477     452,396     669,127
                                                                -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from operations                 6,946,339      33,406      468,103     537,758     891,616
                                                                -----------  ----------  -----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                           216,219         600    4,558,453      20,812      47,159
   Payments for contract benefits or terminations                (2,801,166)   (286,663)  (3,326,496)   (209,018)   (559,690)
   Transfers between sub-accounts (including fixed account),
     net                                                         (1,263,420)     17,495   (1,054,681)   (108,934)   (355,633)
   Contract maintenance charges                                    (116,611)       (708)    (282,461)       (951)    (18,047)
   Adjustments to net assets allocated to contracts in payout
     period                                                            (381)        441          (85)         39          --
                                                                -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from contract transactions     (3,965,359)   (268,835)    (105,270)   (298,052)   (886,211)
                                                                -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets                                 2,980,980    (235,429)     362,833     239,706       5,405
Net assets at beginning of period                                22,332,435   2,538,301   36,832,968   3,160,577   5,484,254
                                                                -----------  ----------  -----------  ----------  ----------
Net assets at end of period                                     $25,313,415  $2,302,872  $37,195,801  $3,400,283  $5,489,659
                                                                ===========  ==========  ===========  ==========  ==========
Beginning units                                                     586,629     119,432    2,537,271      61,949     164,474
Units issued                                                        183,841       3,730      918,672         890       4,541
Units redeemed                                                     (240,995)    (16,290)    (897,157)     (6,350)    (26,757)
                                                                -----------  ----------  -----------  ----------  ----------
Ending units                                                        529,475     106,872    2,558,786      56,489     142,258
                                                                ===========  ==========  ===========  ==========  ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $        --  $   41,457  $   608,997  $   31,915  $   41,187
   Mortality and expense risk and administrative charges           (330,347)    (46,035)    (709,841)    (47,609)    (83,246)
                                                                -----------  ----------  -----------  ----------  ----------
   Net investment income (loss)                                    (330,347)     (4,578)    (100,844)    (15,694)    (42,059)
   Net realized gain (loss)                                          97,637      16,057     (699,671)     99,775      92,624
   Capital gain distribution from mutual funds                    2,984,558      19,985      354,621     215,180     381,868
   Change in unrealized appreciation (depreciation) of
     investments                                                 (2,682,121)    (13,141)    (243,094)   (131,734)   (143,272)
                                                                -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from operations                    69,727      18,323     (688,988)    167,527     289,161
                                                                -----------  ----------  -----------  ----------  ----------
   From contract transactions:
   Payments received from contract owners                           706,597       1,497   12,448,859       1,990       7,467
   Payments for contract benefits or terminations                (1,909,506)   (708,483)  (3,072,473)   (288,084)   (361,967)
   Transfers between sub-accounts (including fixed account),
     net                                                            908,519     (88,482)  (4,401,453)   (136,328)    (66,479)
   Contract maintenance charges                                    (129,857)       (950)    (470,333)     (1,066)    (20,474)
   Adjustments to net assets allocated to contracts in payout
     period                                                            (198)     (2,847)          --      (3,242)         --
                                                                -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from contract transactions       (424,445)   (799,265)   4,504,600    (426,730)   (441,453)
                                                                -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets                                  (354,718)   (780,942)   3,815,612    (259,203)   (152,292)
Net assets at beginning of period                                22,687,153   3,319,243   33,017,356   3,419,780   5,636,546
                                                                -----------  ----------  -----------  ----------  ----------
Net assets at end of period                                     $22,332,435  $2,538,301  $36,832,968  $3,160,577  $5,484,254
                                                                ===========  ==========  ===========  ==========  ==========
Beginning units                                                     576,900     156,083    2,174,093      70,906     176,927
Units issued                                                        108,831       3,470    2,419,429       1,370       9,745
Units redeemed                                                      (99,102)    (40,121)  (2,056,251)    (10,327)    (22,198)
                                                                -----------  ----------  -----------  ----------  ----------
Ending units                                                        586,629     119,432    2,537,271      61,949     164,474
                                                                -----------  ----------  -----------  ----------  ----------

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                         AST SA
                                                                       Wellington   AST SA     AST SA                BlackRock
                                                                         Multi-   Wellington Wellington  BlackRock    iShares
                                                                         Asset     Natural    Natural      Global   Alternative
                                                                         Income   Resources  Resources   Allocation Strategies
                                                                       Portfolio  Portfolio  Portfolio   V.I. Fund   V.I. Fund
                                                                        Class 3    Class 1    Class 3    Class III   Class III
                                                                       ---------- ---------- ----------  ---------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                            $    625  $  23,700  $   88,535   $   710     $ 1,858
   Mortality and expense risk and administrative charges                  (1,970)   (13,715)    (61,844)     (674)       (992)
                                                                        --------  ---------  ----------   -------     -------
   Net investment income (loss)                                           (1,345)     9,985      26,691        36         866
   Net realized gain (loss)                                                1,080    (69,639)   (318,913)        4          71
   Capital gain distribution from mutual funds                                --         --          --       691          --
                                                                          17,163    177,495     777,346     5,044       5,388
Change in unrealized appreciation (depreciation) of investments         --------  ---------  ----------   -------     -------
Increase (decrease) in net assets from operations                         16,898    117,841     485,124     5,775       6,325
                                                                        --------  ---------  ----------   -------     -------
From contract transactions:
   Payments received from contract owners                                707,702        120      26,688     7,748      10,988
   Payments for contract benefits or terminations                         (5,946)   (33,046)   (719,911)       --        (468)
   Transfers between sub-accounts (including fixed account), net           4,069    (20,545)     51,955       827      14,964
   Contract maintenance charges                                           (1,338)      (358)    (20,722)       --          (3)
   Adjustments to net assets allocated to contracts in payout period          --         12          --        --          --
                                                                        --------  ---------  ----------   -------     -------
Increase (decrease) in net assets from contract transactions             704,487    (53,817)   (661,990)    8,575      25,481
                                                                        --------  ---------  ----------   -------     -------
Increase (decrease) in net assets                                        721,385     64,024    (176,866)   14,350      31,806
Net assets at beginning of period                                          6,876    920,390   4,124,124    46,406      43,972
                                                                        --------  ---------  ----------   -------     -------
Net assets at end of period                                             $728,261  $ 984,414  $3,947,258   $60,756     $75,778
                                                                        ========  =========  ==========   =======     =======
Beginning units                                                              694     23,497     271,328     4,762       4,389
Units issued                                                              66,139        957      76,151       783       2,498
Units redeemed                                                            (2,708)    (2,279)   (109,321)       (6)        (57)
                                                                        --------  ---------  ----------   -------     -------
Ending units                                                              64,125     22,175     238,158     5,539       6,830
                                                                        ========  =========  ==========   =======     =======
For the Year Ended December 31, 2016
From operations:
   Dividends                                                            $     --  $  36,025  $  159,732   $   563     $ 1,123
   Mortality and expense risk and administrative charges                     (17)   (12,987)    (60,894)     (565)       (299)
                                                                        --------  ---------  ----------   -------     -------
   Net investment income (loss)                                              (17)    23,038      98,838        (2)        824
   Net realized gain (loss)                                                   --   (190,999)   (629,240)      (50)          4
   Change in unrealized appreciation (depreciation) of investments            (9)   380,820   1,484,813     1,503        (141)
                                                                            (26)    212,859     954,411     1,451         687
Increase (decrease) in net assets from operations                       --------  ---------  ----------   -------     -------
From contract transactions:                                             --------  ---------  ----------   -------     -------
Payments received from contract owners                                     6,717     (7,202)    143,920        --      22,707
   Payments for contract benefits or terminations                             --   (127,346)   (371,123)       --          --
   Transfers between sub-accounts (including fixed account), net             185       (444)   (226,826)   12,200       2,053
   Contract maintenance charges                                               --       (452)    (24,847)       --          --
   Adjustments to net assets allocated to contracts in payout period          --        101         (50)       --          --
                                                                        --------  ---------  ----------   -------     -------
Increase (decrease) in net assets from contract transactions               6,902   (135,343)   (478,926)   12,200      24,760
                                                                        --------  ---------  ----------   -------     -------
Increase (decrease) in net assets                                          6,876     77,516     475,485    13,651      25,447
Net assets at beginning of period                                             --    842,874   3,648,639    32,755      18,525
                                                                        --------  ---------  ----------   -------     -------
Net assets at end of period                                             $  6,876  $ 920,390  $4,124,124   $46,406     $43,972
                                                                        --------  ---------  ----------   -------     -------
Beginning units                                                               --     27,544     281,828     3,444       1,906
Units issued                                                                 694      1,982      46,641     1,321       2,538
Units redeemed                                                                --     (6,029)    (57,141)       (3)        (55)
                                                                        --------  ---------  ----------   -------     -------
Ending units                                                                 694     23,497     271,328     4,762       4,389
                                                                        ========  =========  ==========   =======     =======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                BlackRock                         Columbia
                                                                     BlackRock   iShares                Columbia     VP
                                                                      iShares    Dynamic                VP Large  Limited
                                                                      Dynamic     Fixed    Columbia VP    Cap     Duration
                                                                     Allocation  Income      Income      Growth    Credit
                                                                     V.I. Fund  V.I. Fund Opportunities   Fund      Fund
                                                                     Class III  Class III Fund Class 1  Class 1   Class 2
                                                                     ---------- --------- ------------- --------  --------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                          $   424    $   590    $  7,132    $     --  $   160
   Mortality and expense risk and administrative charges                 (174)      (337)     (2,029)     (7,134)     (98)
                                                                      -------    -------    --------    --------  -------
   Net investment income (loss)                                           250        253       5,103      (7,134)      62
   Net realized gain (loss)                                                20         24      (1,364)     17,174        1
   Change in unrealized appreciation (depreciation) of investments      1,313        441       1,641      94,183      (29)
                                                                      -------    -------    --------    --------  -------
Increase (decrease) in net assets from operations                       1,583        718       5,380     104,223       34
                                                                      -------    -------    --------    --------  -------
From contract transactions:
   Payments received from contract owners                                  --      3,321         (65)         --    3,322
   Payments for contract benefits or terminations                          --       (805)       (634)    (24,859)      --
   Transfers between sub-accounts (including fixed account), net       12,773        932      26,341     (51,566)   1,089
   Contract maintenance charges                                            --         --        (825)     (2,182)      --
                                                                      -------    -------    --------    --------  -------
Increase (decrease) in net assets from contract transactions           12,773      3,448      24,817     (78,607)   4,411
                                                                      -------    -------    --------    --------  -------
Increase (decrease) in net assets                                      14,356      4,166      30,197      25,616    4,445
Net assets at beginning of period                                      11,220     28,815     110,152     418,866    7,361
                                                                      -------    -------    --------    --------  -------
Net assets at end of period                                           $25,576    $32,981    $140,349    $444,482  $11,806
                                                                      =======    =======    ========    ========  =======
Beginning units                                                         1,152      2,880       4,535      40,064      743
Units issued                                                            1,130        416       1,122          31      440
Units redeemed                                                             --        (79)       (160)     (6,392)      --
                                                                      -------    -------    --------    --------  -------
Ending units                                                            2,282      3,217       5,497      33,703    1,183
                                                                      =======    =======    ========    ========  =======
For the Year Ended December 31, 2016
From operations:
   Dividends                                                          $   215    $   490    $ 12,177    $     --  $   261
   Mortality and expense risk and administrative charges                 (129)      (324)     (1,864)     (4,476)     (77)
                                                                      -------    -------    --------    --------  -------
   Net investment income (loss)                                            86        166      10,313      (4,476)     184
   Net realized gain (loss)                                                 7         12      (2,560)      4,295       --
   Capital gain distribution from mutual funds                             --         --       5,081          --       --
   Change in unrealized appreciation (depreciation) of investments        627        443      (3,148)     19,394       98
                                                                      -------    -------    --------    --------  -------
Increase (decrease) in net assets from operations                         720        621       9,686      19,213      282
                                                                      -------    -------    --------    --------  -------
From contract transactions:
   Payments received from contract owners                              10,500         --          --          --       --
   Payments for contract benefits or terminations                          --       (817)     (6,376)    (71,236)      --
   Transfers between sub-accounts (including fixed account), net           --        368      (2,465)    472,316      232
   Contract maintenance charges                                            --         --        (806)     (1,427)      --
                                                                      -------    -------    --------    --------  -------
Increase (decrease) in net assets from contract transactions           10,500       (449)     (9,647)    399,653      232
                                                                      -------    -------    --------    --------  -------
Increase (decrease) in net assets                                      11,220        172          39     418,866      514
Net assets at beginning of period                                          --     28,643     110,113          --    6,847
                                                                      -------    -------    --------    --------  -------
Net assets at end of period                                           $11,220    $28,815    $110,152    $418,866  $ 7,361
                                                                      =======    =======    ========    ========  =======
Beginning units                                                            --      2,926       4,944          --      720
Units issued                                                            1,152         50          21      93,426       27
Units redeemed                                                             --        (96)       (430)    (53,362)      (4)
                                                                      -------    -------    --------    --------  -------
Ending units                                                            1,152      2,880       4,535      40,064      743
                                                                      =======    =======    ========    ========  =======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                FTVIP
                                                                       FTVIP                  Franklin              FTVIP
                                                                      Franklin                 Mutual     FTVIP   Franklin
                                                                      Founding                 Global   Franklin  Strategic
                                                                       Funds        FTVIP     Discovery  Rising    Income
                                                                     Allocation    Franklin      VIP    Dividends    VIP
                                                                      VIP Fund    Income VIP    Fund    VIP Fund    Fund
                                                                      Class 2    Fund Class 2  Class 2   Class 2   Class 2
                                                                     ----------  ------------ --------- --------- ---------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                         $   96,493  $   609,275   $   268   $   86    $   738
   Mortality and expense risk and administrative charges                (53,932)    (216,805)     (209)     (69)      (296)
                                                                     ----------  -----------   -------   ------    -------
   Net investment income (loss)                                          42,561      392,470        59       17        442
   Net realized gain (loss)                                               5,455      159,851       (16)      23         15
   Capital gain distribution from mutual funds                          148,747           --       852      205         --
   Change in unrealized appreciation (depreciation) of investments      148,660      606,294       330      775        314
                                                                     ----------  -----------   -------   ------    -------
Increase (decrease) in net assets from operations                       345,423    1,158,615     1,225    1,020        771
                                                                     ----------  -----------   -------   ------    -------
From contract transactions:
   Payments received from contract owners                               177,260      444,508        --    2,001      1,777
   Payments for contract benefits or terminations                      (392,352)    (794,450)       --       --         --
   Transfers between sub-accounts (including fixed account), net        259,571      373,782    76,078      353        154
   Contract maintenance charges                                         (18,892)     (89,725)      (33)     (48)        --
                                                                     ----------  -----------   -------   ------    -------
Increase (decrease) in net assets from contract transactions             25,587      (65,885)   76,045    2,306      1,931
                                                                     ----------  -----------   -------   ------    -------
Increase (decrease) in net assets                                       371,010    1,092,730    77,270    3,326      2,702
Net assets at beginning of period                                     3,274,800   14,437,670        --    4,737     22,847
                                                                     ----------  -----------   -------   ------    -------
Net assets at end of period                                          $3,645,810  $15,530,400   $77,270   $8,063    $25,549
                                                                     ==========  ===========   =======   ======    =======
Beginning units                                                         253,987    1,036,403        --      437      2,304
Units issued                                                             44,633      234,614     7,245      204        188
Units redeemed                                                          (42,599)    (244,225)       (3)     (16)        --
                                                                     ----------  -----------   -------   ------    -------
Ending units                                                            256,021    1,026,792     7,242      625      2,492
                                                                     ==========  ===========   =======   ======    =======
For the Year Ended December 31, 2016
From operations:
   Dividends                                                         $  121,293  $   705,678   $    --   $   --    $   761
   Mortality and expense risk and administrative charges                (47,412)    (210,524)       --      (13)      (236)
                                                                     ----------  -----------   -------   ------    -------
   Net investment income (loss)                                          73,881      495,154        --      (13)       525
   Net realized gain (loss)                                             (54,121)      20,307        --       --          6
   Capital gain distribution from mutual funds                          102,674           --        --       --         --
   Change in unrealized appreciation (depreciation) of investments      211,246    1,135,830        --       55        933
                                                                     ----------  -----------   -------   ------    -------
Increase (decrease) in net assets from operations                       333,680    1,651,291        --       42      1,464
                                                                     ----------  -----------   -------   ------    -------
From contract transactions:
   Payments received from contract owners                                53,605      414,423        --    2,223         --
   Payments for contract benefits or terminations                      (302,428)  (1,169,082)       --       --         --
   Transfers between sub-accounts (including fixed account), net          3,851     (328,826)       --    2,481     12,671
   Contract maintenance charges                                         (20,174)    (115,795)       --       (9)        --
                                                                     ----------  -----------   -------   ------    -------
Increase (decrease) in net assets from contract transactions           (265,146)  (1,199,280)       --    4,695     12,671
                                                                     ----------  -----------   -------   ------    -------
Increase (decrease) in net assets                                        68,534      452,011        --    4,737     14,135
Net assets at beginning of period                                     3,206,266   13,985,659        --       --      8,712
                                                                     ----------  -----------   -------   ------    -------
Net assets at end of period                                          $3,274,800  $14,437,670   $    --   $4,737    $22,847
                                                                     ==========  ===========   =======   ======    =======
Beginning units                                                         277,065    1,129,535        --       --        931
Units issued                                                             12,973       88,224        --      442      1,373
Units redeemed                                                          (36,051)    (181,356)       --       (5)        --
                                                                     ----------  -----------   -------   ------    -------
Ending units                                                            253,987    1,036,403        --      437      2,304
                                                                     ==========  ===========   =======   ======    =======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                Goldman
                                                                                 Sachs                    Goldman
                                                                                  VIT                    Sachs VIT    Goldman
                                                                       FTVIP     Global      Goldman       Multi-    Sachs VIT
                                                                     Templeton   Trends     Sachs VIT     Strategy   Strategic
                                                                      Global   Allocation  Government   Alternatives  Income
                                                                     Bond VIP     Fund        Money      Portfolio     Fund
                                                                       Fund     Service    Market Fund    Advisor     Advisor
                                                                      Class 2    Class    Service Class    Class       Class
                                                                     --------- ---------- ------------- ------------ ---------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                          $   --    $    19    $     9,752    $ 1,005    $     44
   Mortality and expense risk and administrative charges                 (18)        (7)       (23,230)      (672)        (65)
                                                                      ------    -------    -----------    -------    --------
   Net investment income (loss)                                          (18)        12        (13,478)       333         (21)
   Net realized gain (loss)                                                2         --             --        (53)         (2)
   Capital gain distribution from mutual funds                             5        161             --         --          --
   Change in unrealized appreciation (depreciation) of investments        22        (66)            --      1,349        (217)
                                                                      ------    -------    -----------    -------    --------
Increase (decrease) in net assets from operations                         11        107        (13,478)     1,629        (240)
                                                                      ------    -------    -----------    -------    --------
From contract transactions:
   Payments received from contract owners                                 --         --      2,355,810         --       2,213
   Payments for contract benefits or terminations                         --         --     (1,543,989)      (465)         --
   Transfers between sub-accounts (including fixed account), net         250     12,773        779,733     11,086         990
   Contract maintenance charges                                          (13)        --        (17,158)        (3)         --
                                                                      ------    -------    -----------    -------    --------
Increase (decrease) in net assets from contract transactions             237     12,773      1,574,396     10,618       3,203
                                                                      ------    -------    -----------    -------    --------
Increase (decrease) in net assets                                        248     12,880      1,560,918     12,247       2,963
Net assets at beginning of period                                      1,293         --        728,325     39,639       4,907
                                                                      ------    -------    -----------    -------    --------
Net assets at end of period                                           $1,541    $12,880    $ 2,289,243    $51,886    $  7,870
                                                                      ======    =======    ===========    =======    ========
Beginning units                                                          135         --         73,488      4,440         520
Units issued                                                              26      1,176        563,795      1,216         343
Units redeemed                                                            (1)        --       (404,263)       (51)         --
                                                                      ------    -------    -----------    -------    --------
Ending units                                                             160      1,176        233,020      5,605         863
                                                                      ======    =======    ===========    =======    ========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                          $   --    $    --    $       292    $   268    $    259
   Mortality and expense risk and administrative charges                  (2)        --         (6,624)      (404)       (154)
                                                                      ------    -------    -----------    -------    --------
   Net investment income (loss)                                           (2)        --         (6,332)      (136)        105
   Net realized gain (loss)                                               --         --             --        (35)       (821)
   Change in unrealized appreciation (depreciation) of investments        45         --             --         72         459
                                                                      ------    -------    -----------    -------    --------
Increase (decrease) in net assets from operations                         43         --         (6,332)       (99)       (257)
                                                                      ------    -------    -----------    -------    --------
From contract transactions:
   Payments received from contract owners                                 --         --        729,390     18,900          --
   Payments for contract benefits or terminations                         --         --       (973,415)        --          --
   Transfers between sub-accounts (including fixed account), net       1,253         --        986,881      2,565     (17,024)
   Contract maintenance charges                                           (3)        --         (8,199)        --         (15)
                                                                      ------    -------    -----------    -------    --------
Increase (decrease) in net assets from contract transactions           1,250         --        734,657     21,465     (17,039)
                                                                      ------    -------    -----------    -------    --------
Increase (decrease) in net assets                                      1,293         --        728,325     21,366     (17,296)
Net assets at beginning of period                                         --         --             --     18,273      22,203
                                                                      ------    -------    -----------    -------    --------
Net assets at end of period                                           $1,293    $    --    $   728,325    $39,639    $  4,907
                                                                      ======    =======    ===========    =======    ========
Beginning units                                                           --         --             --      2,024       2,343
Units issued                                                             135         --        286,047      2,416          38
Units redeemed                                                            --         --       (212,559)        --      (1,861)
                                                                      ------    -------    -----------    -------    --------
Ending units                                                             135         --         73,488      4,440         520
                                                                      ======    =======    ===========    =======    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 Invesco                   Invesco
                                                                   V.I.                     V.I.
                                                   Invesco V.I. Balanced-                  Equity
                                                     American      Risk                      and    Invesco V.I.
                                                    Franchise   Allocation  Invesco V.I.   Income    Growth and
                                                       Fund        Fund       Comstock      Fund    Income Fund
                                                    Series II   Series II  Fund Series II Series II  Series II
                                                   ------------ ---------- -------------- --------- ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                        $       --   $   215    $   314,040    $    --  $   335,825
   Mortality and expense risk and administrative
     charges                                           (18,348)      (98)      (234,161)       (52)    (387,109)
                                                    ----------   -------    -----------    -------  -----------
   Net investment income (loss)                        (18,348)      117         79,879        (52)     (51,284)
   Net realized gain (loss)                             40,966       219      1,397,561          1      834,077
   Capital gain distribution from mutual funds          95,745       309        687,988         --    1,080,614
   Change in unrealized appreciation
     (depreciation) of investments                     126,817      (207)       217,045        821    1,149,052
                                                    ----------   -------    -----------    -------  -----------
Increase (decrease) in net assets from operations      245,180       438      2,382,473        770    3,012,459
                                                    ----------   -------    -----------    -------  -----------
From contract transactions:
   Payments received from contract owners               22,527     3,875        251,136     26,540      282,520
   Payments for contract benefits or terminations      (45,886)   (2,759)    (1,560,185)        --   (2,913,256)
   Transfers between sub-accounts (including
     fixed account), net                                34,317        --       (345,984)        --     (127,641)
   Contract maintenance charges                         (3,088)       (5)      (113,842)        --     (172,049)
   Adjustments to net assets allocated to
     contracts in payout period                             --        --             17         --         (104)
                                                    ----------   -------    -----------    -------  -----------
Increase (decrease) in net assets from contract
  transactions                                           7,870     1,111     (1,768,858)    26,540   (2,930,530)
                                                    ----------   -------    -----------    -------  -----------
Increase (decrease) in net assets                      253,050     1,549        613,615     27,310       81,929
Net assets at beginning of period                      975,093     5,417     15,784,092         --   25,857,432
                                                    ----------   -------    -----------    -------  -----------
Net assets at end of period                         $1,228,143   $ 6,966    $16,397,707    $27,310  $25,939,361
                                                    ==========   =======    ===========    =======  ===========
Beginning units                                         55,000       548        859,634         --    1,263,588
Units issued                                             4,503       341        118,043      2,323      138,737
Units redeemed                                          (4,009)     (263)      (204,786)        --     (264,538)
                                                    ----------   -------    -----------    -------  -----------
Ending units                                            55,494       626        772,891      2,323    1,137,787
                                                    ==========   =======    ===========    =======  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                        $       --   $    10    $   201,640    $    --  $   223,279
   Mortality and expense risk and administrative
     charges                                           (13,813)      (89)      (222,671)        --     (374,694)
                                                    ----------   -------    -----------    -------  -----------
   Net investment income (loss)                        (13,813)      (79)       (21,031)        --     (151,415)
   Net realized gain (loss)                             18,028         6      1,168,291         --      638,652
   Capital gain distribution from mutual funds          88,371        --      1,212,193         --    2,362,637
   Change in unrealized appreciation
     (depreciation) of investments                     (73,605)      550       (129,692)        --    1,337,553
                                                    ----------   -------    -----------    -------  -----------
Increase (decrease) in net assets from operations       18,981       477      2,229,761         --    4,187,427
                                                    ----------   -------    -----------    -------  -----------
From contract transactions:
   Payments received from contract owners                   --        --        681,655         --      814,994
   Payments for contract benefits or terminations      (16,308)       --     (1,263,142)        --   (1,900,516)
   Transfers between sub-accounts (including
     fixed account), net                               245,107        --       (791,011)        --   (1,763,344)
   Contract maintenance charges                         (3,634)       (5)      (133,976)        --     (200,984)
   Adjustments to net assets allocated to
     contracts in payout period                             --        --           (533)        --           --
                                                    ----------   -------    -----------    -------  -----------
Increase (decrease) in net assets from contract
  transactions                                         225,165        (5)    (1,507,007)        --   (3,049,850)
                                                    ----------   -------    -----------    -------  -----------
Increase (decrease) in net assets                      244,146       472        722,754         --    1,137,577
Net assets at beginning of period                      730,947     4,945     15,061,338         --   24,719,855
                                                    ----------   -------    -----------    -------  -----------
Net assets at end of period                         $  975,093   $ 5,417    $15,784,092    $    --  $25,857,432
                                                    ==========   =======    ===========    =======  ===========
Beginning units                                         41,845       549        931,609         --    1,399,970
Units issued                                            18,419        --         99,978         --      121,480
Units redeemed                                          (5,264)       (1)      (171,953)        --     (257,862)
                                                    ----------   -------    -----------    -------  -----------
Ending units                                            55,000       548        859,634         --    1,263,588
                                                    ==========   =======    ===========    =======  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                               Lord Abbett
                                                   Lord Abbett    Fund     Lord Abbett  Lord Abbett Lord Abbett
                                                    Fund Bond  Fundamental Fund Growth   Fund Mid   Fund Short
                                                    Debenture    Equity    and Income    Cap Stock   Duration
                                                    Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                                                    Class VC    Class VC    Class VC     Class VC    Class VC
                                                   ----------- ----------- -----------  ----------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                         $ 3,349     $   153   $   144,068   $  1,415    $  6,543
   Mortality and expense risk and administrative
     charges                                            (471)        (88)     (169,352)    (1,494)     (2,413)
                                                     -------     -------   -----------   --------    --------
   Net investment income (loss)                        2,878          65       (25,284)       (79)      4,130
   Net realized gain (loss)                               71           9       865,632      4,819         190
   Capital gain distribution from mutual funds           789       1,074     1,066,154     21,406          --
   Change in unrealized appreciation
     (depreciation) of investments                      (824)        (97)     (690,648)   (15,411)     (2,681)
                                                     -------     -------   -----------   --------    --------
Increase (decrease) in net assets from operations      2,914       1,051     1,215,854     10,735       1,639
                                                     -------     -------   -----------   --------    --------
From contract transactions:
   Payments received from contract owners                 --          --       133,666     10,232     145,491
   Payments for contract benefits or terminations       (918)         --    (1,268,186)    (7,191)         --
   Transfers between sub-accounts (including
     fixed account), net                              51,329      15,310       (71,174)    77,709     (57,975)
   Contract maintenance charges                          (68)         --       (72,743)      (497)         --
   Adjustments to net assets allocated to
     contracts in payout period                           --          --           (36)        --          --
                                                     -------     -------   -----------   --------    --------
Increase (decrease) in net assets from contract
  transactions                                        50,343      15,310    (1,278,473)    80,253      87,516
                                                     -------     -------   -----------   --------    --------
Increase (decrease) in net assets                     53,257      16,361       (62,619)    90,988      89,155
Net assets at beginning of period                     27,876       5,151    11,139,339    149,514     104,616
                                                     -------     -------   -----------   --------    --------
Net assets at end of period                          $81,133     $21,512   $11,076,720   $240,502    $193,771
                                                     =======     =======   ===========   ========    ========
Beginning units                                        2,592         455       657,268      6,036      10,357
Units issued                                           4,629       1,253        66,197      3,583      14,868
Units redeemed                                           (85)         --      (135,426)      (302)     (6,210)
                                                     -------     -------   -----------   --------    --------
Ending units                                           7,136       1,708       588,039      9,317      19,015
                                                     =======     =======   ===========   ========    ========
For the Year Ended December 31, 2016
From operations:
   Dividends                                         $ 1,247     $    53   $   163,292   $    717    $  2,294
   Mortality and expense risk and administrative
     charges                                            (263)        (17)     (167,367)    (1,161)       (849)
                                                     -------     -------   -----------   --------    --------
   Net investment income (loss)                          984          36        (4,075)      (444)      1,445
   Net realized gain (loss)                               14           1       599,751      3,144         (12)
   Capital gain distribution from mutual funds            --          73       148,973      8,121          --
   Change in unrealized appreciation
     (depreciation) of investments                     1,408         209       826,384      9,228         208
                                                     -------     -------   -----------   --------    --------
Increase (decrease) in net assets from operations      2,406         319     1,571,033     20,049       1,641
                                                     -------     -------   -----------   --------    --------
From contract transactions:
   Payments received from contract owners              2,223          --       169,559        231      51,911
   Payments for contract benefits or terminations       (885)         --      (833,672)    (3,372)         --
   Transfers between sub-accounts (including
     fixed account), net                               2,467       4,832      (567,406)    (1,280)      6,943
   Contract maintenance charges                           (9)         --       (86,734)      (477)        (16)
                                                     -------     -------   -----------   --------    --------
Increase (decrease) in net assets from contract
  transactions                                         3,796       4,832    (1,318,253)    (4,898)     58,838
                                                     -------     -------   -----------   --------    --------
Increase (decrease) in net assets                      6,202       5,151       252,780     15,151      60,479
Net assets at beginning of period                     21,674          --    10,886,559    134,363      44,137
                                                     -------     -------   -----------   --------    --------
Net assets at end of period                          $27,876     $ 5,151   $11,139,339   $149,514    $104,616
                                                     =======     =======   ===========   ========    ========
Beginning units                                        2,220          --       735,771      6,260       4,460
Units issued                                             458         455        29,762         21       7,694
Units redeemed                                           (86)         --      (108,265)      (245)     (1,797)
                                                     -------     -------   -----------   --------    --------
Ending units                                           2,592         455       657,268      6,036      10,357
                                                     =======     =======   ===========   ========    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                    Neuberger
                                                                                     Berman
                                                                                       AMT                PIMCO
                                                                         Morgan     Absolute               VIT
                                                                      Stanley VIF    Return     PIMCO   Emerging
                                                                         Global      Multi-    VIT All   Markets    PIMCO VIT
                                                                     Infrastructure  Manager    Asset     Bond    Unconstrained
                                                                      Portfolio II    Fund    Portfolio Portfolio     Bond
                                                                        Class II    Portfolio  Advisor   Advisor    Portfolio
                                                                         Shares      S Class    Class     Class   Advisor Class
                                                                     -------------- --------- --------- --------- -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                            $ 1,564      $    --   $   574   $ 1,218     $   415
   Mortality and expense risk and administrative charges                 (1,001)        (514)     (175)     (269)       (353)
                                                                        -------      -------   -------   -------     -------
   Net investment income (loss)                                             563         (514)      399       949          62
   Net realized gain (loss)                                                (194)         (70)       27       101          (3)
   Capital gain distribution from mutual funds                            3,403           --        --        --          --
   Change in unrealized appreciation (depreciation) of investments        2,723        2,486       967       937         754
                                                                        -------      -------   -------   -------     -------
Increase (decrease) in net assets from operations                         6,495        1,902     1,393     1,987         813
                                                                        -------      -------   -------   -------     -------
From contract transactions:
   Payments received from contract owners                                22,112           --        --        --          --
   Payments for contract benefits or terminations                          (390)        (463)       --      (925)       (312)
   Transfers between sub-accounts (including fixed account), net          8,368       10,666        --        --       7,392
   Contract maintenance charges                                              (2)          (3)       --        --          (2)
                                                                        -------      -------   -------   -------     -------
Increase (decrease) in net assets from contract transactions             30,088       10,200        --      (925)      7,078
                                                                        -------      -------   -------   -------     -------
Increase (decrease) in net assets                                        36,583       12,102     1,393     1,062       7,891
Net assets at beginning of period                                        38,753       28,619    11,795    23,219      19,856
                                                                        -------      -------   -------   -------     -------
Net assets at end of period                                             $75,336      $40,721   $13,188   $24,281     $27,747
                                                                        =======      =======   =======   =======     =======
Beginning units                                                           4,090        3,122     1,197     2,244       1,992
Units issued                                                              3,156        1,150        --        --         729
Units redeemed                                                              (79)         (49)       --       (82)        (31)
                                                                        -------      -------   -------   -------     -------
Ending units                                                              7,167        4,223     1,197     2,162       2,690
                                                                        =======      =======   =======   =======     =======
For the Year Ended December 31, 2016
From operations:
   Dividends                                                            $   321      $    --   $   287   $ 1,206     $   224
   Mortality and expense risk and administrative charges                   (242)        (276)     (134)     (256)       (192)
                                                                        -------      -------   -------   -------     -------
   Net investment income (loss)                                              79         (276)      153       950          32
   Net realized gain (loss)                                                (254)         (30)       12        49         (11)
   Capital gain distribution from mutual funds                              930          129        --        --          --
   Change in unrealized appreciation (depreciation) of investments        1,009         (289)    1,130     1,575         416
                                                                        -------      -------   -------   -------     -------
Increase (decrease) in net assets from operations                         1,764         (466)    1,295     2,574         437
                                                                        -------      -------   -------   -------     -------
From contract transactions:
   Payments received from contract owners                                21,305        8,400    10,500        --       5,600
   Payments for contract benefits or terminations                            --           --        --      (886)         --
   Transfers between sub-accounts (including fixed account), net          1,089        2,648        --        (1)      1,453
                                                                        -------      -------   -------   -------     -------
Increase (decrease) in net assets from contract transactions             22,394       11,048    10,500      (887)      7,053
                                                                        -------      -------   -------   -------     -------
Increase (decrease) in net assets                                        24,158       10,582    11,795     1,687       7,490
Net assets at beginning of period                                        14,595       18,037        --    21,532      12,366
                                                                        -------      -------   -------   -------     -------
Net assets at end of period                                             $38,753      $28,619   $11,795   $23,219     $19,856
                                                                        =======      =======   =======   =======     =======
Beginning units                                                           1,711        1,928        --     2,330       1,280
Units issued                                                              2,483        1,194     1,197        --         715
Units redeemed                                                             (104)          --        --       (86)         (3)
                                                                        -------      -------   -------   -------     -------
Ending units                                                              4,090        3,122     1,197     2,244       1,992
                                                                        =======      =======   =======   =======     =======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                        PVC                     PVC                   PVC
                                                                    Diversified  PVC Equity Government &            LargeCap
                                                                   International   Income   High Quality PVC Income  Growth
                                                                      Account     Account   Bond Account  Account   Account
                                                                      Class 2     Class 2     Class 2     Class 2   Class 2
                                                                   ------------- ---------- ------------ ---------- --------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                         $    723     $  6,554      $ 22      $  1,472  $    27
   Mortality and expense risk and administrative charges                 (700)      (5,268)      (10)         (698)    (270)
                                                                     --------     --------      ----      --------  -------
   Net investment income (loss)                                            23        1,286        12           774     (243)
   Net realized gain (loss)                                            (3,145)      13,094        --            75      278
   Capital gain distribution from mutual funds                             --       15,698        --            --       --
   Change in unrealized appreciation (depreciation) of
     investments                                                       13,904       26,976       (13)          523    4,797
                                                                     --------     --------      ----      --------  -------
Increase (decrease) in net assets from operations                      10,782       57,054        (1)        1,372    4,832
                                                                     --------     --------      ----      --------  -------
From contract transactions:
   Payments received from contract owners                               2,500        2,500        --            --       --
   Payments for contract benefits or terminations                        (772)     (42,916)       --       (31,436)    (336)
   Transfers between sub-accounts (including fixed account), net      (62,417)      10,647         1            30       --
   Contract maintenance charges                                            (6)        (451)       (2)         (156)      (4)
                                                                     --------     --------      ----      --------  -------
Increase (decrease) in net assets from contract transactions          (60,695)     (30,220)       (1)      (31,562)    (340)
                                                                     --------     --------      ----      --------  -------
Increase (decrease) in net assets                                     (49,913)      26,834        (2)      (30,190)   4,492
Net assets at beginning of period                                      89,440      326,306       587        63,745   14,962
                                                                     --------     --------      ----      --------  -------
Net assets at end of period                                          $ 39,527     $353,140      $585      $ 33,555  $19,454
                                                                     ========     ========      ====      ========  =======
Beginning units                                                        12,942       20,788        73         6,334    1,440
Units issued                                                              313          748        --             3       --
Units redeemed                                                         (8,685)      (2,608)       --        (3,076)     (27)
                                                                     --------     --------      ----      --------  -------
Ending units                                                            4,570       18,928        73         3,261    1,413
                                                                     ========     ========      ====      ========  =======
For the Year Ended December 31, 2016
From operations:
   Dividends                                                         $  1,856     $  7,846      $ 20      $  2,976  $    12
   Mortality and expense risk and administrative charges               (1,459)      (5,465)      (11)       (1,308)    (242)
                                                                     --------     --------      ----      --------  -------
   Net investment income (loss)                                           397        2,381         9         1,668     (230)
   Net realized gain (loss)                                           (19,051)      21,219        --         2,017      394
   Capital gain distribution from mutual funds                             --       15,922        --            --       --
   Change in unrealized appreciation (depreciation) of
     investments                                                       17,272        4,683       (11)          308   (1,288)
                                                                     --------     --------      ----      --------  -------
Increase (decrease) in net assets from operations                      (1,382)      44,205        (2)        3,993   (1,124)
                                                                     --------     --------      ----      --------  -------
From contract transactions:
   Payments for contract benefits or terminations                          --      (79,569)       --       (34,105)    (860)
   Transfers between sub-accounts (including fixed account), net           --           --         1            31       --
   Contract maintenance charges                                           (73)        (629)       (2)         (277)      (4)
                                                                     --------     --------      ----      --------  -------
Increase (decrease) in net assets from contract transactions              (73)     (80,198)       (1)      (34,351)    (864)
                                                                     --------     --------      ----      --------  -------
Increase (decrease) in net assets                                      (1,455)     (35,993)       (3)      (30,358)  (1,988)
Net assets at beginning of period                                      90,895      362,299       590        94,103   16,950
                                                                     --------     --------      ----      --------  -------
Net assets at end of period                                          $ 89,440     $326,306      $587      $ 63,745  $14,962
                                                                     ========     ========      ====      ========  =======
Beginning units                                                        13,146       26,193        74         9,679    1,520
Units issued                                                            7,625           --        --             3       --
Units redeemed                                                         (7,829)      (5,405)       (1)       (3,348)     (80)
                                                                     --------     --------      ----      --------  -------
Ending units                                                           12,942       20,788        73         6,334    1,440
                                                                     ========     ========      ====      ========  =======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                         PVC Principal  PVC Real
                                                                               PVC Money    Capital      Estate     PVC SAM
                                                                   PVC Mid Cap  Market   Appreciation  Securities  Balanced
                                                                   Blend Acct   Account     Account     Account    Portfolio
                                                                     Class 2    Class 2     Class 2     Class 2     Class 2
                                                                   ----------- --------- ------------- ---------- ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                       $    2,610    $ --      $  1,749     $   188   $  130,575
   Mortality and expense risk and administrative charges              (13,287)     --        (2,844)       (196)    (112,474)
                                                                   ----------    ----      --------     -------   ----------
   Net investment income (loss)                                       (10,677)     --        (1,095)         (8)      18,101
   Net realized gain (loss)                                            19,660      --         5,866          74        9,757
   Capital gain distribution from mutual funds                         52,619      --            --       1,228      160,851
   Change in unrealized appreciation (depreciation) of
     investments                                                      103,652      --        24,744        (402)     628,908
                                                                   ----------    ----      --------     -------   ----------
Increase (decrease) in net assets from operations                     165,254      --        29,515         892      817,617
                                                                   ----------    ----      --------     -------   ----------
From contract transactions:
   Payments for contract benefits or terminations                     (67,301)     --       (36,002)         --     (363,465)
   Transfers between sub-accounts (including fixed account), net         (608)     --          (859)         --       18,964
   Contract maintenance charges                                        (1,367)     --          (458)         --      (21,615)
   Adjustments to net assets allocated to contracts in payout
     period                                                                --      --            --          --       (1,549)
                                                                   ----------    ----      --------     -------   ----------
Increase (decrease) in net assets from contract transactions          (69,276)     --       (37,319)         --     (367,665)
                                                                   ----------    ----      --------     -------   ----------
Increase (decrease) in net assets                                      95,978      --        (7,804)        892      449,952
Net assets at beginning of period                                     756,035      --       182,089      12,267    6,493,510
                                                                   ----------    ----      --------     -------   ----------
Net assets at end of period                                        $  852,013    $ --      $174,285     $13,159   $6,943,462
                                                                   ==========    ====      ========     =======   ==========
Beginning units                                                        38,293      --         8,744         396      464,048
Units issued                                                               --      --             1          --        1,391
Units redeemed                                                         (3,243)     --        (1,674)         --      (25,929)
                                                                   ----------    ----      --------     -------   ----------
Ending units                                                           35,050      --         7,071         396      439,510
                                                                   ==========    ====      ========     =======   ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                       $    1,034    $ --      $  1,635     $   152   $  123,856
   Mortality and expense risk and administrative charges              (14,728)     --        (2,993)       (188)    (109,646)
                                                                   ----------    ----      --------     -------   ----------
   Net investment income (loss)                                       (13,694)     --        (1,358)        (36)      14,210
   Net realized gain (loss)                                           108,670       2           548          77      (23,299)
   Capital gain distribution from mutual funds                        121,879      --         1,400       1,038      405,549
   Change in unrealized appreciation (depreciation) of
     investments                                                     (156,660)     (3)       11,628        (617)     (83,747)
                                                                   ----------    ----      --------     -------   ----------
Increase (decrease) in net assets from operations                      60,195      (1)       12,218         462      312,713
                                                                   ----------    ----      --------     -------   ----------
From contract transactions:
   Payments for contract benefits or terminations                    (389,029)     --       (20,653)         --     (398,187)
   Transfers between sub-accounts (including fixed account), net      (52,087)    (59)         (298)         --      (86,083)
   Contract maintenance charges                                        (4,016)     --          (608)         --      (23,254)
   Adjustments to net assets allocated to contracts in payout
     period                                                                --      --            --          --         (859)
                                                                   ----------    ----      --------     -------   ----------
Increase (decrease) in net assets from contract transactions         (445,132)    (59)      (21,559)         --     (508,383)
                                                                   ----------    ----      --------     -------   ----------
Increase (decrease) in net assets                                    (384,937)    (60)       (9,341)        462     (195,670)
Net assets at beginning of period                                   1,140,972      60       191,430      11,805    6,689,180
                                                                   ----------    ----      --------     -------   ----------
Net assets at end of period                                        $  756,035    $ --      $182,089     $12,267   $6,493,510
                                                                   ==========    ====      ========     =======   ==========
Beginning units                                                        62,612      11         9,847         396      500,991
Units issued                                                               --      --             3          --       33,516
Units redeemed                                                        (24,319)    (11)       (1,106)         --      (70,459)
                                                                   ----------    ----      --------     -------   ----------
Ending units                                                           38,293      --         8,744         396      464,048
                                                                   ==========    ====      ========     =======   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                        PVC
                                                                         PVC SAM      PVC SAM     PVC SAM    PVC SAM  Short-
                                                                       Conservative Conservative Flexible   Strategic  Term
                                                                         Balanced      Growth     Income     Growth   Income
                                                                        Portfolio    Portfolio   Portfolio  Portfolio Account
                                                                         Class 2      Class 2     Class 2    Class 2  Class 2
                                                                       ------------ ------------ ---------  --------- -------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                             $    914     $  9,155   $   3,624  $  4,048  $   802
   Mortality and expense risk and administrative charges                     (615)     (10,434)     (2,054)   (5,054)    (704)
                                                                         --------     --------   ---------  --------  -------
   Net investment income (loss)                                               299       (1,279)      1,570    (1,006)      98
   Net realized gain (loss)                                                   (44)      11,729         899     3,609       27
   Capital gain distribution from mutual funds                                378       14,932         845     9,121       --
   Change in unrealized appreciation (depreciation) of investments          2,582       82,255       4,647    46,648      (27)
                                                                         --------     --------   ---------  --------  -------
Increase (decrease) in net assets from operations                           3,215      107,637       7,961    58,372       98
                                                                         --------     --------   ---------  --------  -------
From contract transactions:
   Payments received from contract owners                                      --        2,500          --        --    1,788
   Payments for contract benefits or terminations                          (9,085)     (71,920)    (41,974)  (23,276)    (251)
   Transfers between sub-accounts (including fixed account), net                1       14,720          --        --      883
   Contract maintenance charges                                               (99)      (1,200)        (89)     (448)     (64)
   Adjustments to net assets allocated to contracts in payout period           --           --        (953)       --       --
                                                                         --------     --------   ---------  --------  -------
Increase (decrease) in net assets from contract transactions               (9,183)     (55,900)    (43,016)  (23,724)   2,356
                                                                         --------     --------   ---------  --------  -------
Increase (decrease) in net assets                                          (5,968)      51,737     (35,055)   34,648    2,454
Net assets at beginning of period                                          42,449      631,322     145,753   295,778   43,243
                                                                         --------     --------   ---------  --------  -------
Net assets at end of period                                              $ 36,481     $683,059   $ 110,698  $330,426  $45,697
                                                                         ========     ========   =========  ========  =======
Beginning units                                                             4,142       42,467      12,963    18,293    5,854
Units issued                                                                   --        1,026          22        --      368
Units redeemed                                                               (897)      (4,416)     (3,695)   (1,291)     (43)
                                                                         --------     --------   ---------  --------  -------
Ending units                                                                3,245       39,077       9,290    17,002    6,179
                                                                         ========     ========   =========  ========  =======
For the Year Ended December 31, 2016
From operations:
   Dividends                                                             $    985     $  7,546   $   4,817  $  3,477  $   859
   Mortality and expense risk and administrative charges                   (1,331)      (9,709)     (5,372)   (4,503)    (673)
                                                                         --------     --------   ---------  --------  -------
   Net investment income (loss)                                              (346)      (2,163)       (555)   (1,026)     186
   Net realized gain (loss)                                                 6,594        2,504      27,110      (261)      47
   Capital gain distribution from mutual funds                              1,643       33,312       3,055    15,708       --
   Change in unrealized appreciation (depreciation) of investments         (3,577)      (2,721)     (7,616)   (2,380)     (37)
                                                                         --------     --------   ---------  --------  -------
Increase (decrease) in net assets from operations                           4,314       30,932      21,994    12,041      196
                                                                         --------     --------   ---------  --------  -------
From contract transactions:
   Payments for contract benefits or terminations                         (74,872)     (24,818)   (333,155)     (922)    (753)
   Transfers between sub-accounts (including fixed account), net              341          560         (43)       --      388
   Contract maintenance charges                                               (99)      (1,184)       (210)     (447)     (56)
   Adjustments to net assets allocated to contracts in payout period           --           --        (378)       --       --
                                                                         --------     --------   ---------  --------  -------
Increase (decrease) in net assets from contract transactions              (74,630)     (25,442)   (333,786)   (1,369)    (421)
                                                                         --------     --------   ---------  --------  -------
Increase (decrease) in net assets                                         (70,316)       5,490    (311,792)   10,672     (225)
Net assets at beginning of period                                         112,765      625,832     457,545   285,106   43,468
                                                                         --------     --------   ---------  --------  -------
Net assets at end of period                                              $ 42,449     $631,322   $ 145,753  $295,778  $43,243
                                                                         ========     ========   =========  ========  =======
Beginning units                                                            11,725       44,245      39,046    18,383    5,911
Units issued                                                                   35           39         201        --       56
Units redeemed                                                             (7,618)      (1,817)    (26,284)      (90)    (113)
                                                                         --------     --------   ---------  --------  -------
Ending units                                                                4,142       42,467      12,963    18,293    5,854
                                                                         ========     ========   =========  ========  =======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                       SST SA
                                                                             SST SA       SST SA     Allocation     SST SA
                                                                PVC Small  Allocation   Allocation    Moderate    Allocation
                                                                Cap Blend   Balanced      Growth       Growth      Moderate
                                                                 Account   Portfolio    Portfolio    Portfolio    Portfolio
                                                                 Class 2    Class 3      Class 3      Class 3      Class 3
                                                                --------- ------------  ----------  -----------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $    33  $    229,379  $   29,874  $   152,726  $   202,328
   Mortality and expense risk and administrative charges            (339)     (217,322)    (38,507)    (153,829)    (216,821)
                                                                 -------  ------------  ----------  -----------  -----------
   Net investment income (loss)                                     (306)       12,057      (8,633)      (1,103)     (14,493)
   Net realized gain (loss)                                           28      (456,751)    182,888       68,072      175,620
   Capital gain distribution from mutual funds                        --       475,685      69,594      350,286      301,305
   Change in unrealized appreciation (depreciation) of
     investments                                                   2,575     1,242,605     145,182      868,810    1,119,827
                                                                 -------  ------------  ----------  -----------  -----------
Increase (decrease) in net assets from operations                  2,297     1,273,596     389,031    1,286,065    1,582,259
                                                                 -------  ------------  ----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                             --       456,731     905,205    1,470,501      494,219
   Payments for contract benefits or terminations                   (194)   (1,948,135)    (79,808)    (566,298)  (2,176,913)
   Transfers between sub-accounts (including fixed account),
     net                                                              15       263,278    (134,529)     (13,921)     104,589
   Contract maintenance charges                                       (2)     (105,962)    (17,725)     (89,748)    (103,988)
   Adjustments to net assets allocated to contracts in payout
     period                                                           --            --          --           --       (1,733)
                                                                 -------  ------------  ----------  -----------  -----------
Increase (decrease) in net assets from contract transactions        (181)   (1,334,088)    673,143      800,534   (1,683,826)
                                                                 -------  ------------  ----------  -----------  -----------
Increase (decrease) in net assets                                  2,116       (60,492)  1,062,174    2,086,599     (101,567)
Net assets at beginning of period                                 21,314    14,779,130   2,182,454    9,567,795   14,201,746
                                                                 -------  ------------  ----------  -----------  -----------
Net assets at end of period                                      $23,430  $ 14,718,638  $3,244,628  $11,654,394  $14,100,179
                                                                 =======  ============  ==========  ===========  ===========
Beginning units                                                    1,767     1,043,857     148,173      677,696      999,019
Units issued                                                           1       454,600      84,760      201,732      245,799
Units redeemed                                                       (16)     (551,283)    (44,735)    (153,932)    (360,665)
                                                                 -------  ------------  ----------  -----------  -----------
Ending units                                                       1,752       947,174     188,198      725,496      884,153
                                                                 =======  ============  ==========  ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $    15  $    274,171  $   35,962  $   164,999  $   249,546
   Mortality and expense risk and administrative charges            (292)     (235,369)    (31,480)    (143,250)    (215,784)
                                                                 -------  ------------  ----------  -----------  -----------
   Net investment income (loss)                                     (277)       38,802       4,482       21,749       33,762
   Net realized gain (loss)                                          (76)       60,371      70,844       83,817       69,893
   Capital gain distribution from mutual funds                       820     1,361,476      49,293    1,260,089    1,464,313
   Change in unrealized appreciation (depreciation) of
     investments                                                   2,374      (881,229)    (41,071)    (994,246)  (1,030,493)
                                                                 -------  ------------  ----------  -----------  -----------
Increase (decrease) in net assets from operations                  2,841       579,420      83,548      371,409      537,475
                                                                 -------  ------------  ----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                             --       191,796     147,484      232,506       99,607
   Payments for contract benefits or terminations                   (457)   (1,041,084)   (219,065)    (547,566)    (758,386)
   Transfers between sub-accounts (including fixed account),
     net                                                              15      (550,189)     43,901      134,313      204,273
   Contract maintenance charges                                       (2)     (129,912)    (16,437)    (106,745)    (133,092)
                                                                 -------  ------------  ----------  -----------  -----------
                                                                   (444)   (1,529,389)    (44,117)    (287,492)    (587,598)
Increase (decrease) in net assets from contract transactions     -------  ------------  ----------  -----------  -----------
Increase (decrease) in net assets                                  2,397      (949,969)     39,431       83,917      (50,123)
Net assets at beginning of period                                 18,917    15,729,099   2,143,023    9,483,878   14,251,869
                                                                 -------  ------------  ----------  -----------  -----------
                                                                 $21,314  $ 14,779,130  $2,182,454  $ 9,567,795  $14,201,746
Net assets at end of period                                      =======  ============  ==========  ===========  ===========
Beginning units                                                    1,809     1,153,596     151,736      699,550    1,042,428
Units issued                                                           1        61,096      21,243       38,246       32,251
Units redeemed                                                       (43)     (170,835)    (24,806)     (60,100)     (75,660)
                                                                 -------  ------------  ----------  -----------  -----------
                                                                   1,767     1,043,857     148,173      677,696      999,019
Ending units                                                     =======  ============  ==========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                               SST Asset  SST SA Mult- SST SA Multi- SST SA Mult-
                                                              Allocation    Managed       Managed      Managed    SST SA Multi-
                                                              Diversified Diversified  International  Large Cap    Managed Mid
                                                                Growth    Fixed Income    Equity        Growth     Cap Growth
                                                               Portfolio   Portfolio     Portfolio    Portfolio     Portfolio
                                                                Class 3     Class 3       Class 3      Class 3       Class 3
                                                              ----------- ------------ ------------- ------------ -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $   18,397    $ 1,908      $    952      $   110       $   --
   Mortality and expense risk and administrative charges          (5,203)      (989)         (513)        (446)         (42)
                                                              ----------    -------      --------      -------       ------
   Net investment income (loss)                                   13,194        919           439         (336)         (42)
   Net realized gain (loss)                                        2,094         36           290          182            5
   Capital gain distribution from mutual funds                    96,754        200            --        2,550          396
   Change in unrealized appreciation (depreciation) of
     investments                                                 (36,837)       614         8,702        4,998          453
                                                              ----------    -------      --------      -------       ------
Increase (decrease) in net assets from operations                 75,205      1,769         9,431        7,394          812
                                                              ----------    -------      --------      -------       ------
From contract transactions:
   Payments received from contract owners                      1,364,724     11,799        17,055       26,701           --
   Payments for contract benefits or terminations                 (9,775)    (1,304)         (948)          --           --
   Transfers between sub-accounts (including fixed
     account), net                                                63,719     49,795          (845)      (1,942)       1,270
   Contract maintenance charges                                   (3,913)        (4)           --           --           --
                                                              ----------    -------      --------      -------       ------
                                                               1,414,755     60,286        15,262       24,759        1,270
Increase (decrease) in net assets from contract transactions  ----------    -------      --------      -------       ------
Increase (decrease) in net assets                              1,489,960     62,055        24,693       32,153        2,082
Net assets at beginning of period                                 25,012     37,564        28,076       11,206        2,439
                                                              ----------    -------      --------      -------       ------
                                                              $1,514,972    $99,619      $ 52,769      $43,359       $4,521
Net assets at end of period                                   ==========    =======      ========      =======       ======
Beginning units                                                    2,425      3,702         3,097        1,071          226
Units issued                                                     127,825      6,076         1,718        2,257          111
Units redeemed                                                    (5,712)      (128)         (167)        (151)          --
                                                              ----------    -------      --------      -------       ------
                                                                 124,538      9,650         4,648        3,177          337
Ending units                                                  ==========    =======      ========      =======       ======
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $      164    $   367      $    470      $    22       $   --
   Mortality and expense risk and administrative charges            (249)      (347)         (428)        (129)          (8)
                                                              ----------    -------      --------      -------       ------
   Net investment income (loss)                                      (85)        20            42         (107)          (8)
   Net realized gain (loss)                                          859          1        (3,076)           7            1
   Capital gain distribution from mutual funds                     2,246        301            --          359          118
   Change in unrealized appreciation (depreciation) of
     investments                                                  (1,217)        99         2,059          447          (87)
                                                              ----------    -------      --------      -------       ------
                                                                   1,803        421         (975)          706           24
Increase (decrease) in net assets from operations             ----------    -------      --------      -------       ------
From contract transactions:
   Payments received from contract owners                             --      6,000            --       10,500           --
   Payments for contract benefits or terminations                   (459)        --          (786)          --           --
   Transfers between sub-accounts (including fixed
     account), net                                                23,668      9,092       (20,313)          --        2,415
   Contract maintenance charges                                       --         --           (19)          --           --
                                                              ----------    -------      --------      -------       ------
Increase (decrease) in net assets from contract transactions      23,209     15,092       (21,118)      10,500        2,415
                                                              ----------    -------      --------      -------       ------
Increase (decrease) in net assets                                 25,012     15,513       (22,093)      11,206        2,439
                                                                      --     22,051        50,169           --           --
Net assets at beginning of period                             ----------    -------      --------      -------       ------
Net assets at end of period                                   $   25,012    $37,564      $ 28,076      $11,206       $2,439
                                                              ==========    =======      ========      =======       ======
Beginning units                                                       --      2,218         5,456           --           --
Units issued                                                      31,597      1,492            87        1,071          226
Units redeemed                                                   (29,172)        (8)       (2,446)          --           --
                                                              ----------    -------      --------      -------       ------
                                                                   2,425      3,702         3,097        1,071          226
Ending units                                                  ==========    =======      ========      =======       ======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                              SST SA
                                                                  SST SA     Columbia  SST SA Multi-  SST SA T.
                                                                Wellington    Focused   Managed Mid   Rowe Price  SAST Invesco
                                                                Real Return    Value     Cap Value   Growth Stock  VCP Value
                                                                 Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                                                                  Class 3     Class 3     Class 3      Class 3      Class 3
                                                                -----------  --------- ------------- ------------ ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   467,904   $   59      $   308      $     --   $  1,273,805
   Mortality and expense risk and administrative charges           (307,731)     (42)        (317)          (97)    (2,037,578)
                                                                -----------   ------      -------      --------   ------------
   Net investment income (loss)                                     160,173       17           (9)          (97)      (763,773)
   Net realized gain (loss)                                        (166,138)       5         (106)          (63)       502,005
   Capital gain distribution from mutual funds                           --      125        3,677           765             --
   Change in unrealized appreciation (depreciation) of
     investments                                                    101,810      587         (426)          925     11,980,422
                                                                -----------   ------      -------      --------   ------------
                                                                     95,845      734        3,136         1,530     11,718,654
Increase (decrease) in net assets from operations               -----------   ------      -------      --------   ------------
From contract transactions:
   Payments received from contract owners                         1,770,683       --           --            --     18,879,124
   Payments for contract benefits or terminations                (1,657,954)      --         (985)       (3,091)    (4,817,756)
   Transfers between sub-accounts (including fixed
     account), net                                                1,822,469    1,268        1,269            --     21,436,748
   Contract maintenance charges                                    (194,483)      --           --            (5)    (1,462,434)
   Adjustments to net assets allocated to contracts in payout
     period                                                            (153)      --           --            --             --
                                                                -----------   ------      -------      --------   ------------
                                                                  1,740,562    1,268          284       (3,096)     34,035,682
Increase (decrease) in net assets from contract transactions    -----------   ------      -------      --------   ------------
Increase (decrease) in net assets                                 1,836,407    2,002        3,420        (1,566)    45,754,336
Net assets at beginning of period                                20,139,870    2,629       26,623         4,901    118,176,822
                                                                -----------   ------      -------      --------   ------------
                                                                $21,976,277   $4,631      $30,043      $  3,335   $163,931,158
Net assets at end of period                                     ===========   ======      =======      ========   ============
Beginning units                                                   1,783,541      226        2,375           495      9,653,486
Units issued                                                        626,159      106          110            --      3,365,045
Units redeemed                                                     (478,203)      --          (79)         (237)      (673,380)
                                                                -----------   ------      -------      --------   ------------
                                                                  1,931,497      332        2,406           258     12,345,151
Ending units                                                    ===========   ======      =======      ========   ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $        --   $   23      $   215      $     --   $    591,060
   Mortality and expense risk and administrative charges           (288,522)      (8)        (258)          (80)    (1,287,545)
                                                                -----------   ------      -------      --------   ------------
   Net investment income (loss)                                    (288,522)      15          (43)          (80)      (696,485)
   Net realized gain (loss)                                        (101,300)      --         (104)          (12)       587,383
   Capital gain distribution from mutual funds                           --      203          497           518         10,370
   Change in unrealized appreciation (depreciation) of
     investments                                                    779,469       (5)       2,942          (461)     9,190,789
                                                                -----------   ------      -------      --------   ------------
                                                                    389,647      213        3,292          (35)      9,092,057
Increase (decrease) in net assets from operations               -----------   ------      -------      --------   ------------
From contract transactions:
Payments received from contract owners                              959,629       --           --            --     23,363,434
   Payments for contract benefits or terminations                (1,181,358)      --         (923)           --     (2,220,406)
   Transfers between sub-accounts (including fixed
     account), net                                                1,965,173    2,416        2,416             1     24,069,013
   Contract maintenance charges                                    (229,496)      --           --            (5)    (1,238,165)
   Adjustments to net assets allocated to contracts in payout
     period                                                              (6)      --           --            --             --
                                                                -----------   ------      -------      --------   ------------
                                                                  1,513,942    2,416        1,493           (4)     43,973,876
Increase (decrease) in net assets from contract transactions    -----------   ------      -------      --------   ------------
Increase (decrease) in net assets                                 1,903,589    2,629        4,785           (39)    53,065,933
Net assets at beginning of period                                18,236,281       --       21,838         4,940     65,110,889
                                                                -----------   ------      -------      --------   ------------
                                                                $20,139,870   $2,629      $26,623      $  4,901   $118,176,822
Net assets at end of period                                     ===========   ======      =======      ========   ============
Beginning units                                                   1,651,670       --        2,231           496      5,755,824
Units issued                                                        328,391      226          227            --      4,906,962
Units redeemed                                                     (196,520)      --          (83)           (1)    (1,009,300)
                                                                -----------   ------      -------      --------   ------------
                                                                  1,783,541      226        2,375           495      9,653,486
Ending units                                                    ===========   ======      =======      ========   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                       SAST SA      SAST SA
                                                                                        SAST SA AB    American      American
                                                               SAST SA AB   SAST SA AB  Small & Mid  Funds Asset  Funds Global
                                                                 Growth       Growth     Cap Value   Allocation      Growth
                                                               Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                                Class 1      Class 3      Class 3      Class 3      Class 3
                                                              -----------  -----------  -----------  -----------  ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $     3,352  $        --  $    33,244  $   159,220  $   190,207
   Mortality and expense risk and administrative charges         (140,172)    (111,765)    (368,615)    (224,752)    (324,965)
                                                              -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                  (136,820)    (111,765)    (335,371)     (65,532)    (134,758)
   Net realized gain (loss)                                       584,169      678,305      585,672      304,235      807,605
   Capital gain distribution from mutual funds                    644,139      529,525    2,238,919      355,165    2,023,977
   Change in unrealized appreciation (depreciation) of
     investments                                                1,307,815      796,837       53,771    1,410,059    2,683,550
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations               2,399,303    1,892,902    2,542,991    2,003,927    5,380,374
                                                              -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                          31,500      161,299      326,799   14,199,952      230,378
   Payments for contract benefits or terminations              (1,215,207)    (782,480)  (2,448,610)  (1,211,365)  (1,946,164)
   Transfers between sub-accounts (including fixed
     account), net                                                 29,246     (179,922)     254,055    1,726,463   (2,120,066)
   Contract maintenance charges                                    (3,274)     (21,458)    (159,995)    (126,834)    (155,453)
   Adjustments to net assets allocated to contracts in
     payout period                                                (10,446)          --           39           --         (552)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (1,168,181)    (822,561)  (2,027,712)  14,588,216   (3,991,857)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                               1,231,122    1,070,341      515,279   16,592,143    1,388,517
Net assets at beginning of period                               8,372,368    6,621,204   23,967,925   10,093,495   19,938,601
                                                              -----------  -----------  -----------  -----------  -----------
Net assets at end of period                                   $ 9,603,490  $ 7,691,545  $24,483,204  $26,685,638  $21,327,118
                                                              ===========  ===========  ===========  ===========  ===========
Beginning units                                                   136,149      173,463      926,388      647,533    1,245,290
Units issued                                                        2,898       31,328      140,690    1,020,527       98,190
Units redeemed                                                    (18,930)     (39,119)    (204,789)    (181,449)    (313,064)
                                                              -----------  -----------  -----------  -----------  -----------
Ending units                                                      120,117      165,672      862,289    1,486,611    1,030,416
                                                              ===========  ===========  ===========  ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $    18,348  $        --  $    30,602  $   157,935  $   339,606
   Mortality and expense risk and administrative charges         (132,710)    (106,591)    (360,736)    (126,466)    (300,160)
                                                              -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                  (114,362)    (106,591)    (330,134)      31,469       39,446
   Net realized gain (loss)                                       445,909      454,885      441,794      101,818      380,364
   Capital gain distribution from mutual funds                  1,132,155      875,369    1,169,548      577,345    2,993,597
   Change in unrealized appreciation (depreciation) of
     investments                                               (1,371,915)  (1,115,348)   3,573,380      (93,249)  (3,595,223)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                  91,787      108,315    4,854,588      617,383     (181,816)
                                                              -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                          20,640      297,177      724,650    1,957,823      600,092
   Payments for contract benefits or terminations                (934,127)    (575,210)  (1,934,010)    (610,760)  (1,428,078)
   Transfers between sub-accounts (including fixed
     account), net                                               (199,978)    (830,798)  (2,498,552)     425,857    1,337,555
   Contract maintenance charges                                    (3,714)     (21,094)    (197,519)     (68,060)    (183,316)
   Adjustments to net assets allocated to contracts in
     payout period                                                  8,230           --          113           --         (199)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (1,108,949)  (1,129,925)  (3,905,318)   1,704,860      326,054
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                              (1,017,162)  (1,021,610)     949,270    2,322,243      144,238
Net assets at beginning of period                               9,389,530    7,642,814   23,018,655    7,771,252   19,794,363
                                                              -----------  -----------  -----------  -----------  -----------
Net assets at end of period                                   $ 8,372,368  $ 6,621,204  $23,967,925  $10,093,495  $19,938,601
                                                              ===========  ===========  ===========  ===========  ===========
Beginning units                                                   154,627      194,099    1,075,854      534,603    1,222,262
Units issued                                                        1,355       52,841       72,212      197,200      192,755
Units redeemed                                                    (19,833)     (73,477)    (221,678)     (84,270)    (169,727)
                                                              -----------  -----------  -----------  -----------  -----------
Ending units                                                      136,149      173,463      926,388      647,533    1,245,290
                                                              ===========  ===========  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                         SAST SA
                                                                              SAST SA                        SAST SA     Boston
                                                                SAST SA      American         SAST SA       BlackRock    Company
                                                                American   Funds Growth-  American Funds   VCP Global    Capital
                                                              Funds Growth    Income        VCP Managed    Multi Asset   Growth
                                                               Portfolio     Portfolio   Asset Allocation   Portfolio   Portfolio
                                                                Class 3       Class 3    Portfolio Class 3   Class 3     Class 1
                                                              ------------ ------------- ----------------- -----------  ---------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $    72,755   $   230,662    $  1,039,702    $     6,751  $    856
   Mortality and expense risk and administrative charges         (250,797)     (218,508)     (1,899,601)      (769,286)   (4,184)
                                                              -----------   -----------    ------------    -----------  --------
   Net investment income (loss)                                  (178,042)       12,154        (859,899)      (762,535)   (3,328)
   Net realized gain (loss)                                       680,973       619,044         732,457        182,332    16,344
   Capital gain distribution from mutual funds                  1,788,877     1,780,930       2,825,071        215,865     2,751
   Change in unrealized appreciation (depreciation) of
     investments                                                1,416,811       260,639      13,133,981      5,757,646    38,530
                                                              -----------   -----------    ------------    -----------  --------
Increase (decrease) in net assets from operations               3,708,619     2,672,767      15,831,610      5,393,308    54,297
                                                              -----------   -----------    ------------    -----------  --------
From contract transactions:
   Payments received from contract owners                         525,111     1,202,263      17,198,311     12,688,081        --
   Payments for contract benefits or terminations              (1,437,611)   (1,236,877)     (4,583,303)    (1,871,176)  (20,046)
   Transfers between sub-accounts (including fixed
     account), net                                               (817,258)     (167,833)     14,013,860     11,079,590    (3,635)
   Contract maintenance charges                                   (86,983)      (67,762)     (1,427,781)      (641,270)      (69)
   Adjustments to net assets allocated to contracts in
     payout period                                                   (106)         (113)             --             --        13
                                                              -----------   -----------    ------------    -----------  --------
Increase (decrease) in net assets from contract transactions   (1,816,847)     (270,322)     25,201,087     21,255,225   (23,737)
                                                              -----------   -----------    ------------    -----------  --------
Increase (decrease) in net assets                               1,891,772     2,402,445      41,032,697     26,648,533    30,560
Net assets at beginning of period                              14,844,616    12,940,547     112,007,608     40,521,866   249,740
                                                              -----------   -----------    ------------    -----------  --------
Net assets at end of period                                   $16,736,388   $15,342,992    $153,040,305    $67,170,399  $280,300
                                                              ===========   ===========    ============    ===========  ========
Beginning units                                                   869,856       797,506       9,046,744      3,899,036    21,362
Units issued                                                       91,427       136,093       2,579,737      2,339,776        18
Units redeemed                                                   (183,664)     (148,517)       (676,460)      (391,354)   (1,716)
                                                              -----------   -----------    ------------    -----------  --------
Ending units                                                      777,619       785,082      10,950,021      5,847,458    19,664
                                                              ===========   ===========    ============    ===========  ========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $    48,407   $   176,441    $    653,634    $    23,796  $    474
   Mortality and expense risk and administrative charges         (230,602)     (186,634)     (1,215,557)      (245,787)   (3,842)
                                                              -----------   -----------    ------------    -----------  --------
   Net investment income (loss)                                  (182,195)      (10,193)       (561,923)      (221,991)   (3,368)
   Net realized gain (loss)                                       768,594       499,716         232,387         18,846    12,146
   Capital gain distribution from mutual funds                  3,958,641     2,204,947         920,934        323,305     1,044
   Change in unrealized appreciation (depreciation) of
     investments                                               (3,456,769)   (1,580,526)      4,655,551       (344,321)   (7,990)
                                                              -----------   -----------    ------------    -----------  --------
Increase (decrease) in net assets from operations               1,088,271     1,113,944       5,246,949       (224,161)    1,832
                                                              -----------   -----------    ------------    -----------  --------
From contract transactions:
   Payments received from contract owners                         651,866       961,472      29,511,378     22,753,108     9,698
   Payments for contract benefits or terminations              (1,572,078)     (885,864)     (2,357,685)      (418,521)  (23,710)
   Transfers between sub-accounts (including fixed
     account), net                                               (237,505)     (222,238)     23,364,731     18,644,949     2,227
   Contract maintenance charges                                  (106,576)      (77,285)     (1,202,136)      (233,509)      (93)
   Adjustments to net assets allocated to contracts in
     payout period                                                   (299)         (486)             --             --       (26)
                                                              -----------   -----------    ------------    -----------  --------
Increase (decrease) in net assets from contract transactions   (1,264,592)     (224,401)     49,316,288     40,746,027   (11,904)
                                                              -----------   -----------    ------------    -----------  --------
Increase (decrease) in net assets                                (176,321)      889,543      54,563,237     40,521,866   (10,072)
Net assets at beginning of period                              15,020,937    12,051,004      57,444,371             --   259,812
                                                              -----------   -----------    ------------    -----------  --------
Net assets at end of period                                   $14,844,616   $12,940,547    $112,007,608    $40,521,866  $249,740
                                                              ===========   ===========    ============    ===========  ========
Beginning units                                                   947,138       812,989       4,896,904             --    22,404
Units issued                                                       93,029        99,117       4,712,454      4,015,239     1,036
Units redeemed                                                   (170,311)     (114,600)       (562,614)      (116,203)   (2,078)
                                                              -----------   -----------    ------------    -----------  --------
Ending units                                                      869,856       797,506       9,046,744      3,899,036    21,362
                                                              ===========   ===========    ============    ===========  ========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA
                                                                  Boston
                                                                  Company    SAST SA    SAST SA     SAST SA
                                                                  Capital    Columbia   Columbia   DFA Ultra    SAST SA DFA
                                                                  Growth    Technology Technology  Short Bond   Ultra Short
                                                                 Portfolio  Portfolio  Portfolio   Portfolio   Bond Portfolio
                                                                  Class 3    Class 1    Class 3     Class 1       Class 3
                                                                ----------  ---------- ----------  ----------  --------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $    2,217   $     --  $       --  $    3,915   $     3,724
   Mortality and expense risk and administrative charges           (41,023)    (4,582)    (46,701)    (18,823)     (168,442)
                                                                ----------   --------  ----------  ----------   -----------
   Net investment income (loss)                                    (38,806)    (4,582)    (46,701)    (14,908)     (164,718)
   Net realized gain (loss)                                        307,600     35,540     408,919        (563)       (9,215)
   Capital gain distribution from mutual funds                      25,517     40,217     388,316          --            --
   Change in unrealized appreciation (depreciation) of
     investments                                                   220,789      8,473      83,709       5,474        58,150
                                                                ----------   --------  ----------  ----------   -----------
Increase (decrease) in net assets from operations                  515,100     79,648     834,243      (9,997)     (115,783)
                                                                ----------   --------  ----------  ----------   -----------
From contract transactions:
   Payments received from contract owners                           50,413        160      98,745       1,025     1,178,291
   Payments for contract benefits or terminations                 (326,616)   (14,131)   (465,939)    (83,306)   (1,130,013)
   Transfers between sub-accounts (including fixed account),
     net                                                          (213,424)    31,046     108,124      13,351     1,659,181
   Contract maintenance charges                                    (19,249)       (60)     (9,032)       (978)      (91,100)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --         --          --         111            12
                                                                ----------   --------  ----------  ----------   -----------
Increase (decrease) in net assets from contract transactions      (508,876)    17,015    (268,102)    (69,797)    1,616,371
                                                                ----------   --------  ----------  ----------   -----------
Increase (decrease) in net assets                                    6,224     96,663     566,141     (79,794)    1,500,588
Net assets at beginning of period                                2,572,052    226,382   2,606,769   1,301,677    11,366,833
                                                                ----------   --------  ----------  ----------   -----------
Net assets at end of period                                     $2,578,276   $323,045  $3,172,910  $1,221,883   $12,867,421
                                                                ==========   ========  ==========  ==========   ===========
Beginning units                                                    213,109     49,368     336,672     108,656     1,162,071
Units issued                                                        12,909     11,858      35,501       1,429       490,800
Units redeemed                                                     (53,308)    (8,320)    (92,367)     (7,261)     (299,989)
                                                                ----------   --------  ----------  ----------   -----------
Ending units                                                       172,710     52,906     279,806     102,824     1,352,882
                                                                ==========   ========  ==========  ==========   ===========
For the Year Ended December 31, 2016
From operations:
   Mortality and expense risk and administrative charges        $  (36,218)  $ (3,102) $  (36,231) $  (23,567)  $  (175,208)
                                                                ----------   --------  ----------  ----------   -----------
   Net investment income (loss)                                    (36,218)    (3,102)    (36,231)    (23,567)     (175,208)
   Net realized gain (loss)                                         66,100     23,134     140,396      (4,100)      (39,069)
   Capital gain distribution from mutual funds                       9,881         --          --          --            --
   Change in unrealized appreciation (depreciation) of
     investments                                                   (21,610)     8,987     214,546       2,726        (1,491)
                                                                ----------   --------  ----------  ----------   -----------
Increase (decrease) in net assets from operations                   18,153     29,019     318,711     (24,941)     (215,768)
                                                                ----------   --------  ----------  ----------   -----------
From contract transactions:
   Payments received from contract owners                          294,890        280     210,281       9,413     1,315,888
   Payments for contract benefits or terminations                 (131,472)   (27,377)   (113,582)   (184,062)   (1,890,755)
   Transfers between sub-accounts (including fixed account),
     net                                                           251,459     22,357    (192,285)   (177,681)    3,952,055
   Contract maintenance charges                                    (16,267)       (73)     (9,747)     (1,035)     (114,673)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --         --          --         102            28
                                                                ----------   --------  ----------  ----------   -----------
Increase (decrease) in net assets from contract transactions       398,610     (4,813)   (105,333)   (353,263)    3,262,543
                                                                ----------   --------  ----------  ----------   -----------
Increase (decrease) in net assets                                  416,763     24,206     213,378    (378,204)    3,046,775
Net assets at beginning of period                                2,155,289    202,176   2,393,391   1,679,881     8,320,058
                                                                ----------   --------  ----------  ----------   -----------
Net assets at end of period                                     $2,572,052   $226,382  $2,606,769  $1,301,677   $11,366,833
                                                                ==========   ========  ==========  ==========   ===========
Beginning units                                                    185,896     50,733     369,502     137,987       801,895
Units issued                                                        41,306      8,302      20,387      10,659     1,969,978
Units redeemed                                                     (14,093)    (9,667)    (53,217)    (39,990)   (1,609,802)
                                                                ----------   --------  ----------  ----------   -----------
                                                                   213,109     49,368     336,672     108,656     1,162,071
Ending units                                                    ==========   ========  ==========  ==========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                               SAST SA                   SAST SA
                                                                     SAST SA      SAST SA     Federated     SAST SA       Fixed
                                                                   Dogs of Wall Dogs of Wall  Corporate    Federated     Income
                                                                      Street       Street       Bond       Corporate      Index
                                                                    Portfolio    Portfolio    Portfolio  Bond Portfolio Portfolio
                                                                     Class 1      Class 3      Class 1      Class 3      Class 3
                                                                   ------------ ------------ ----------  -------------- ---------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                        $   31,041   $  170,909  $  101,543   $ 2,096,639    $    --
   Mortality and expense risk and administrative charges               (20,239)    (116,627)    (36,600)     (717,785)       (65)
                                                                    ----------   ----------  ----------   -----------    -------
   Net investment income (loss)                                         10,802       54,282      64,943     1,378,854        (65)
   Net realized gain (loss)                                            137,188      315,423      78,527       225,673         --
   Capital gain distribution from mutual funds                         107,572      653,001      10,331       225,038         --
   Change in unrealized appreciation (depreciation) of
     investments                                                       (42,829)     204,472     (33,402)      451,120         97
                                                                    ----------   ----------  ----------   -----------    -------
Increase (decrease) in net assets from operations                      212,733    1,227,178     120,399     2,280,685         32
                                                                    ----------   ----------  ----------   -----------    -------
From contract transactions:
   Payments received from contract owners                                   --      609,222       6,369     2,897,088     17,113
   Payments for contract benefits or terminations                     (127,886)    (702,856)   (551,567)   (4,538,322)       (12)
   Transfers between sub-accounts (including fixed account), net         2,715      458,749     159,044     3,147,834     34,542
   Contract maintenance charges                                           (362)     (31,480)       (553)     (423,384)        --
   Adjustments to net assets allocated to contracts in payout
     period                                                                 --            1       1,369          (121)        --
                                                                    ----------   ----------  ----------   -----------    -------
Increase (decrease) in net assets from contract transactions          (125,533)     333,636    (385,338)    1,083,095     51,643
                                                                    ----------   ----------  ----------   -----------    -------
Increase (decrease) in net assets                                       87,200    1,560,814    (264,939)    3,363,780     51,675
Net assets at beginning of period                                    1,332,950    6,902,730   2,539,917    46,460,007         --
                                                                    ----------   ----------  ----------   -----------    -------
Net assets at end of period                                         $1,420,150   $8,463,544  $2,274,978   $49,823,787    $51,675
                                                                    ==========   ==========  ==========   ===========    =======
Beginning units                                                         50,344      308,818      85,268     2,452,999         --
Units issued                                                             4,134       87,314       7,003       677,777      5,166
Units redeemed                                                          (8,646)     (63,140)    (19,558)     (578,491)        (6)
                                                                    ----------   ----------  ----------   -----------    -------
Ending units                                                            45,832      332,992      72,713     2,552,285      5,160
                                                                    ==========   ==========  ==========   ===========    =======
For the Year Ended December 31, 2016
From operations:
   Dividends                                                        $   27,866   $  124,031  $  121,503   $ 1,864,207    $    --
   Mortality and expense risk and administrative charges               (18,735)     (89,690)    (41,179)     (614,333)        --
                                                                    ----------   ----------  ----------   -----------    -------
   Net investment income (loss)                                          9,131       34,341      80,324     1,249,874         --
   Net realized gain (loss)                                            103,374      220,673      61,838       112,672         --
   Capital gain distribution from mutual funds                          64,374      317,882          --            --         --
   Change in unrealized appreciation (depreciation) of
     investments                                                         1,805      271,402      48,507     1,143,692         --
                                                                    ----------   ----------  ----------   -----------    -------
Increase (decrease) in net assets from operations                      178,684      844,298     190,669     2,506,238         --
                                                                    ----------   ----------  ----------   -----------    -------
From contract transactions:
   Payments received from contract owners                                   --      840,956       6,381     4,668,957         --
   Payments for contract benefits or terminations                     (132,356)    (452,402)   (547,930)   (2,864,301)        --
   Transfers between sub-accounts (including fixed account), net       133,712      709,756      94,489     5,729,361         --
   Contract maintenance charges                                           (361)     (32,085)       (632)     (411,349)        --
   Adjustments to net assets allocated to contracts in payout
     period                                                                 --          116       1,276            (3)        --
                                                                    ----------   ----------  ----------   -----------    -------
Increase (decrease) in net assets from contract transactions               995    1,066,341    (446,416)    7,122,665         --
                                                                    ----------   ----------  ----------   -----------    -------
Increase (decrease) in net assets                                      179,679    1,910,639    (255,747)    9,628,903         --
Net assets at beginning of period                                    1,153,271    4,992,091   2,795,664    36,831,104         --
                                                                    ----------   ----------  ----------   -----------    -------
Net assets at end of period                                         $1,332,950   $6,902,730  $2,539,917   $46,460,007    $    --
                                                                    ==========   ==========  ==========   ===========    =======
Beginning units                                                         50,595      250,192     100,529     1,976,862         --
Units issued                                                             7,893       96,526       6,378       778,623         --
Units redeemed                                                          (8,144)     (37,900)    (21,639)     (302,486)        --
                                                                    ----------   ----------  ----------   -----------    -------
Ending units                                                            50,344      308,818      85,268     2,452,999         --
                                                                    ==========   ==========  ==========   ===========    =======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                     SAST SA
                                                      Fixed                                     SAST SA
                                                      Income       SAST SA        SAST SA       Goldman       SAST SA
                                                   Intermediate   Franklin    Franklin Small  Sachs Global    Goldman
                                                      Index     Foreign Value     Company         Bond      Sachs Global
                                                    Portfolio     Portfolio   Value Portfolio  Portfolio   Bond Portfolio
                                                     Class 3       Class 3        Class 3       Class 1       Class 3
                                                   ------------ ------------- --------------- ------------ --------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                          $   --     $   578,439    $    40,393    $   30,076   $   581,380
   Mortality and expense risk and administrative
     charges                                              (5)       (364,383)      (165,474)      (13,284)     (292,334)
                                                      ------     -----------    -----------    ----------   -----------
   Net investment income (loss)                           (5)        214,056       (125,081)       16,792       289,046
   Net realized gain (loss)                               --         778,088        717,125        (9,476)     (192,321)
   Capital gain distribution from mutual funds            --              --      1,266,221            --            --
   Change in unrealized appreciation
     (depreciation) of investments                         3       3,323,931     (1,125,671)       36,181       848,888
                                                      ------     -----------    -----------    ----------   -----------
Increase (decrease) in net assets from operations         (2)      4,316,075        732,594        43,497       945,613
                                                      ------     -----------    -----------    ----------   -----------
From contract transactions:
   Payments received from contract owners                 --          95,006         66,501           256     1,838,578
   Payments for contract benefits or terminations         (6)     (2,339,499)    (1,033,889)      (62,298)   (2,019,451)
   Transfers between sub-accounts (including
     fixed account), net                               4,011      (1,163,616)    (2,637,965)      188,866     2,549,672
   Contract maintenance charges                           --        (168,814)       (75,223)         (222)     (192,134)
   Adjustments to net assets allocated to
     contracts in payout period                           --            (274)           (52)          405           (35)
                                                      ------     -----------    -----------    ----------   -----------
Increase (decrease) in net assets from contract
  transactions                                         4,005      (3,577,197)    (3,680,628)      127,007     2,176,630
                                                      ------     -----------    -----------    ----------   -----------
Increase (decrease) in net assets                      4,003         738,878     (2,948,034)      170,504     3,122,243
Net assets at beginning of period                         --      23,365,894     13,408,816       835,874    18,466,825
                                                      ------     -----------    -----------    ----------   -----------
Net assets at end of period                           $4,003     $24,104,772    $10,460,782    $1,006,378   $21,589,068
                                                      ======     ===========    ===========    ==========   ===========
Beginning units                                           --       1,890,243        783,881        38,674     1,430,897
Units issued                                             405         182,009        127,567         9,382       527,597
Units redeemed                                            (1)       (433,434)      (346,357)       (3,797)     (349,208)
                                                      ------     -----------    -----------    ----------   -----------
Ending units                                             404       1,638,818        565,091        44,259     1,609,286
                                                      ======     ===========    ===========    ==========   ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                          $   --     $   397,531    $    51,421    $    2,737   $    12,095
   Mortality and expense risk and administrative
     charges                                              --        (348,577)      (169,035)      (14,540)     (243,663)
                                                      ------     -----------    -----------    ----------   -----------
   Net investment income (loss)                           --          48,954       (117,614)      (11,803)     (231,568)
   Net realized gain (loss)                               --         116,031        813,542       (15,390)     (200,610)
   Capital gain distribution from mutual funds            --         457,965      1,260,670            --            --
   Change in unrealized appreciation
     (depreciation) of investments                        --        (672,423)       911,378        30,754       172,787
                                                      ------     -----------    -----------    ----------   -----------
Increase (decrease) in net assets from operations         --         (49,473)     2,867,976         3,561      (259,391)
                                                      ------     -----------    -----------    ----------   -----------
From contract transactions:
   Payments received from contract owners                 --         352,467        238,307           308     2,240,063
   Payments for contract benefits or terminations         --      (1,646,346)      (696,069)     (127,252)   (1,046,544)
   Transfers between sub-accounts (including
     fixed account), net                                  --       1,329,750      1,424,508       (19,069)    3,029,696
   Contract maintenance charges                           --        (204,285)       (92,701)         (290)     (183,121)
   Adjustments to net assets allocated to
     contracts in payout period                           --            (236)            --           847            16
                                                      ------     -----------    -----------    ----------   -----------
Increase (decrease) in net assets from contract
  transactions                                            --        (168,650)       874,045      (145,456)    4,040,110
                                                      ------     -----------    -----------    ----------   -----------
Increase (decrease) in net assets                         --        (218,123)     3,742,021      (141,895)    3,780,719
Net assets at beginning of period                         --      23,584,017      9,666,795       977,769    14,686,106
                                                      ------     -----------    -----------    ----------   -----------
Net assets at end of period                           $   --     $23,365,894    $13,408,816    $  835,874   $18,466,825
                                                      ======     ===========    ===========    ==========   ===========
Beginning units                                           --       1,872,632        728,098        45,142     1,099,765
Units issued                                              --         228,200        233,339           763       494,426
Units redeemed                                            --        (210,589)      (177,556)       (7,231)     (163,294)
                                                      ------     -----------    -----------    ----------   -----------
Ending units                                              --       1,890,243        783,881        38,674     1,430,897
                                                      ======     ===========    ===========    ==========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                        SAST SA     SAST SA                                     SAST SA
                                                         Index       Index         SAST SA        SAST SA       Invesco
                                                       Allocation  Allocation       Index      International    Growth
                                                         60-40       80-20       Allocation        Index     Opportunities
                                                       Portfolio   Portfolio   90-10 Portfolio   Portfolio     Portfolio
                                                        Class 3     Class 3        Class 3        Class 3       Class 1
                                                       ----------  ----------  --------------- ------------- -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                           $   18,497  $   91,871    $   139,201      $   72       $     --
   Mortality and expense risk and administrative
     charges                                              (16,654)    (41,438)       (49,434)         (5)        (5,228)
                                                       ----------  ----------    -----------      ------       --------
   Net investment income (loss)                             1,843      50,433         89,767          67         (5,228)
   Net realized gain (loss)                                 8,782      11,544         19,885          --         17,418
   Capital gain distribution from mutual funds             18,873      48,879         64,116          10         11,192
   Change in unrealized appreciation (depreciation)
     of investments                                       108,055     375,258        461,242           2         47,536
                                                       ----------  ----------    -----------      ------       --------
Increase (decrease) in net assets from operations         137,553     486,114        635,010          79         70,918
                                                       ----------  ----------    -----------      ------       --------
From contract transactions:
   Payments received from contract owners               2,589,780   8,416,216     10,113,647       3,932             --
   Payments for contract benefits or terminations          (8,187)   (115,603)       (78,016)         --        (20,234)
   Transfers between sub-accounts (including fixed
     account), net                                          3,977     791,061      1,708,338         (10)       (14,806)
   Contract maintenance charges                            (5,924)    (33,735)       (34,203)         --            (74)
   Adjustments to net assets allocated to contracts
     in payout period                                          --          --             --          --           (256)
                                                       ----------  ----------    -----------      ------       --------
Increase (decrease) in net assets from contract
  transactions                                          2,579,646   9,057,939     11,709,766       3,922        (35,370)
                                                       ----------  ----------    -----------      ------       --------
Increase (decrease) in net assets                       2,717,199   9,544,053     12,344,776       4,001         35,548
Net assets at beginning of period                              --          --             --          --        316,361
                                                       ----------  ----------    -----------      ------       --------
Net assets at end of period                            $2,717,199  $9,544,053    $12,344,776      $4,001       $351,909
                                                       ==========  ==========    ===========      ======       ========
Beginning units                                                --          --             --          --         33,462
Units issued                                              262,115     862,600      1,136,483         388          1,639
Units redeemed                                            (14,865)    (17,790)       (59,211)         (1)        (4,833)
                                                       ----------  ----------    -----------      ------       --------
Ending units                                              247,250     844,810      1,077,272         387         30,268
                                                       ==========  ==========    ===========      ======       ========
For the Year Ended December 31, 2016
From operations:
   Mortality and expense risk and administrative
     charges                                           $       --  $       --    $        --      $   --       $ (4,584)
                                                       ----------  ----------    -----------      ------       --------
   Net investment income (loss)                                --          --             --          --         (4,584)
   Net realized gain (loss)                                    --          --             --          --          5,100
   Capital gain distribution from mutual funds                 --          --             --          --         25,547
   Change in unrealized appreciation (depreciation)
     of investments                                            --          --             --          --        (19,840)
                                                       ----------  ----------    -----------      ------       --------
   Increase (decrease) in net assets from operations           --          --             --          --          6,223
                                                       ----------  ----------    -----------      ------       --------
From contract transactions:
   Payments for contract benefits or terminations              --          --             --          --        (14,498)
   Transfers between sub-accounts (including fixed
     account), net                                             --          --             --          --            703
   Contract maintenance charges                                --          --             --          --            (91)
   Adjustments to net assets allocated to contracts
     in payout period                                          --          --             --          --           (320)
                                                       ----------  ----------    -----------      ------       --------
Increase (decrease) in net assets from contract
  transactions                                                 --          --             --          --        (14,206)
                                                       ----------  ----------    -----------      ------       --------
Increase (decrease) in net assets                              --          --             --          --         (7,983)
Net assets at beginning of period                              --          --             --          --        324,344
                                                       ----------  ----------    -----------      ------       --------
Net assets at end of period                            $       --  $       --    $        --      $   --       $316,361
                                                       ==========  ==========    ===========      ======       ========
                                                               --          --             --          --         35,114
Beginning units                                        ----------  ----------    -----------      ------       --------
Units issued                                                   --          --             --          --            812
Units redeemed                                                 --          --             --          --         (2,464)
                                                       ----------  ----------    -----------      ------       --------
Ending units                                                   --          --             --          --         33,462
                                                       ==========  ==========    ===========      ======       ========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                   SAST SA      SAST SA                              SAST SA
                                                                   Invesco       Janus      SAST SA     SAST SA     JPMorgan
                                                                   Growth       Focused    JPMorgan    JPMorgan     Emerging
                                                                Opportunities   Growth     Balanced    Balanced      Markets
                                                                  Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
                                                                   Class 3      Class 3     Class 1     Class 3      Class 1
                                                                ------------- ----------  ----------  -----------  ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $        --  $       --  $   44,182  $   178,330  $   26,529
   Mortality and expense risk and administrative charges            (130,483)    (81,410)    (41,214)    (178,966)    (20,154)
                                                                 -----------  ----------  ----------  -----------  ----------
   Net investment income (loss)                                     (130,483)    (81,410)      2,968         (636)      6,375
   Net realized gain (loss)                                          296,673     207,086      90,686    1,147,348      56,711
   Capital gain distribution from mutual funds                       296,886     406,087     132,987      619,004          --
   Change in unrealized appreciation (depreciation) of
     investments                                                   1,283,128     765,339     101,906     (292,019)    374,774
                                                                 -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from operations                  1,746,204   1,297,102     328,547    1,473,697     437,860
                                                                 -----------  ----------  ----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                             18,140      35,380          75    1,601,710          --
   Payments for contract benefits or terminations                   (881,757)   (448,169)   (275,915)  (1,352,244)   (180,903)
   Transfers between sub-accounts (including fixed account),
     net                                                            (521,041)   (502,656)    123,166      313,505      44,546
   Contract maintenance charges                                      (64,642)    (34,506)       (935)     (90,767)       (380)
   Adjustments to net assets allocated to contracts in payout
     period                                                              (53)        (18)         40           --       1,055
                                                                 -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract transactions      (1,449,353)   (949,969)   (153,569)     472,204    (135,682)
                                                                 -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets                                    296,851     347,133     174,978    1,945,901     302,178
Net assets at beginning of period                                  8,289,468   4,995,596   2,638,101   11,592,497   1,169,093
                                                                 -----------  ----------  ----------  -----------  ----------
Net assets at end of period                                      $ 8,586,319  $5,342,729  $2,813,079  $13,538,398  $1,471,271
                                                                 ===========  ==========  ==========  ===========  ==========
Beginning units                                                      651,361     313,083     104,659      717,125      72,748
Units issued                                                          43,952      14,240       4,779      524,545       3,885
Units redeemed                                                      (151,052)    (64,974)    (10,535)    (507,271)    (11,305)
                                                                 -----------  ----------  ----------  -----------  ----------
Ending units                                                         544,261     262,349      98,903      734,399      65,328
                                                                 ===========  ==========  ==========  ===========  ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $        --  $       --  $   43,204  $   164,798  $   23,895
   Mortality and expense risk and administrative charges            (123,446)    (76,063)    (40,077)    (181,290)    (17,558)
                                                                 -----------  ----------  ----------  -----------  ----------
   Net investment income (loss)                                     (123,446)    (76,063)      3,127      (16,492)      6,337
   Net realized gain (loss)                                          116,929     198,057     103,317      254,476      10,926
   Capital gain distribution from mutual funds                       722,463     478,202     113,725      506,209          --
   Change in unrealized appreciation (depreciation) of
     investments                                                    (543,241)   (798,956)    (79,466)    (146,416)     83,360
                                                                 -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from operations                    172,705    (198,760)    140,703      597,777     100,623
                                                                 -----------  ----------  ----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                            285,815     138,368          75      461,377       5,054
   Payments for contract benefits or terminations                   (557,694)   (387,050)   (228,510)  (1,125,933)    (91,424)
   Transfers between sub-accounts (including fixed account),
     net                                                             214,765    (194,626)     63,526      (30,009)    (10,171)
   Contract maintenance charges                                      (79,581)    (40,540)     (1,013)    (110,534)       (389)
   Adjustments to net assets allocated to contracts in payout
     period                                                               --          --        (329)          --         628
                                                                 -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract transactions        (136,695)   (483,848)   (166,251)    (805,099)    (96,302)
                                                                 -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets                                     36,010    (682,608)    (25,548)    (207,322)      4,321
Net assets at beginning of period                                  8,253,458   5,678,204   2,663,649   11,799,819   1,164,772
                                                                 -----------  ----------  ----------  -----------  ----------
Net assets at end of period                                      $ 8,289,468  $4,995,596  $2,638,101  $11,592,497  $1,169,093
                                                                 ===========  ==========  ==========  ===========  ==========
Beginning units                                                      679,309     341,200     111,539      764,922      79,031
Units issued                                                          61,119      40,897       8,615       50,592       3,783
Units redeemed                                                       (89,067)    (69,014)    (15,495)     (98,389)    (10,066)
                                                                 -----------  ----------  ----------  -----------  ----------
Ending units                                                         651,361     313,083     104,659      717,125      72,748
                                                                 ===========  ==========  ==========  ===========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA      SAST SA      SAST SA      SAST SA     SAST SA
                                                                 JPMorgan     JPMorgan     JPMorgan     JPMorgan    JPMorgan
                                                                 Emerging      Equity-      Equity-      Global      Global
                                                                  Markets      Income       Income      Equities    Equities
                                                                 Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                                                  Class 3      Class 1      Class 3      Class 1     Class 3
                                                                -----------  -----------  -----------  ----------  ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   122,734  $   156,797  $   198,842  $   22,736  $   33,770
   Mortality and expense risk and administrative charges           (116,011)    (112,939)    (153,039)    (19,540)    (32,651)
                                                                -----------  -----------  -----------  ----------  ----------
   Net investment income (loss)                                       6,723       43,858       45,803       3,196       1,119
   Net realized gain (loss)                                         285,934      455,807      705,293      60,042     103,988
   Capital gain distribution from mutual funds                           --      367,989      522,477          --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                  2,163,631      274,257      300,040     197,671     318,682
                                                                -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from operations                 2,456,288    1,141,911    1,573,613     260,909     423,789
                                                                -----------  -----------  -----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                            82,865        6,150      222,744          75      53,939
   Payments for contract benefits or terminations                  (704,840)    (986,268)    (781,253)   (123,303)   (102,876)
   Transfers between sub-accounts (including fixed
     account), net                                                 (771,869)     (55,206)     (25,814)      3,955     (77,835)
   Contract maintenance charges                                     (49,370)      (2,331)     (69,046)       (387)    (11,391)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --       (4,863)          --          48          --
                                                                -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from contract transactions     (1,443,214)  (1,042,518)    (653,369)   (119,612)   (138,163)
                                                                -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets                                 1,013,074       99,393      920,244     141,297     285,626
Net assets at beginning of period                                 6,688,995    7,598,214    9,814,454   1,225,411   1,954,207
                                                                -----------  -----------  -----------  ----------  ----------
Net assets at end of period                                     $ 7,702,069  $ 7,697,607  $10,734,698  $1,366,708  $2,239,833
                                                                ===========  ===========  ===========  ==========  ==========
Beginning units                                                     537,340      147,116      531,957      44,041     113,765
Units issued                                                         50,714        2,574      129,892       2,055       9,063
Units redeemed                                                     (134,755)     (21,769)    (162,073)     (5,990)    (14,975)
                                                                -----------  -----------  -----------  ----------  ----------
Ending units                                                        453,299      127,921      499,776      40,106     107,853
                                                                ===========  ===========  ===========  ==========  ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $   112,291  $   140,843  $   155,402  $   17,209  $   22,097
   Mortality and expense risk and administrative charges           (101,569)    (110,777)    (136,989)    (18,629)    (29,388)
                                                                -----------  -----------  -----------  ----------  ----------
   Net investment income (loss)                                      10,722       30,066       18,413      (1,420)     (7,291)
   Net realized gain (loss)                                         (92,578)     256,291      361,371      29,218      59,478
   Capital gain distribution from mutual funds                           --      243,647      307,599          --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                    636,390      423,317      493,938      16,980      18,982
                                                                -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from operations                   554,534      953,321    1,181,321      44,778      71,169
                                                                -----------  -----------  -----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                           218,344        3,054      758,186       4,116      35,591
   Payments for contract benefits or terminations                  (419,518)    (652,747)    (485,771)   (127,742)   (134,836)
   Transfers between sub-accounts (including fixed
     account), net                                                 (108,581)      25,767     (127,229)    (18,772)     36,955
   Contract maintenance charges                                     (52,581)      (2,443)     (76,157)       (483)    (13,069)
   Adjustments to net assets allocated to contracts in payout
     period                                                             (60)       1,050           --          40          --
                                                                -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from contract transactions       (362,396)    (625,319)      69,029    (142,841)    (75,359)
                                                                -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets                                   192,138      328,002    1,250,350     (98,063)     (4,190)
Net assets at beginning of period                                 6,496,857    7,270,212    8,564,104   1,323,474   1,958,397
                                                                -----------  -----------  -----------  ----------  ----------
Net assets at end of period                                     $ 6,688,995  $ 7,598,214  $ 9,814,454  $1,225,411  $1,954,207
                                                                ===========  ===========  ===========  ==========  ==========
Beginning units                                                     560,047      160,208      518,863      49,502     115,350
Units issued                                                         60,982        1,645       90,005         495       8,559
Units redeemed                                                      (83,689)     (14,737)     (76,911)     (5,956)    (10,144)
                                                                -----------  -----------  -----------  ----------  ----------
Ending units                                                        537,340      147,116      531,957      44,041     113,765
                                                                ===========  ===========  ===========  ==========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA     SAST SA      SAST SA     SAST SA      SAST SA
                                                                 JPMorgan    JPMorgan     JPMorgan    JPMorgan     Legg Mason
                                                                 MFS Core    MFS Core      Mid-Cap     Mid-Cap      BW Large
                                                                   Bond        Bond        Growth      Growth      Cap Value
                                                                 Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                                                                  Class 1     Class 3      Class 1     Class 3      Class 1
                                                                ----------  -----------  ----------  -----------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   35,216  $ 1,176,906  $       --  $        --  $   223,417
   Mortality and expense risk and administrative charges           (20,432)    (791,871)    (29,017)    (112,264)    (194,898)
                                                                ----------  -----------  ----------  -----------  -----------
   Net investment income (loss)                                     14,784      385,035     (29,017)    (112,264)      28,519
   Net realized gain (loss)                                          8,400     (113,750)     85,834      459,835      (53,333)
   Capital gain distribution from mutual funds                          --           --     105,955      428,531      435,583
   Change in unrealized appreciation (depreciation) of
     investments                                                     7,648      857,374     300,475    1,008,305    1,795,291
                                                                ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from operations                   30,832    1,128,659     463,247    1,784,407    2,206,060
                                                                ----------  -----------  ----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                            5,000    2,358,939      10,620       87,466       20,705
   Payments for contract benefits or terminations                  (70,421)  (4,320,958)   (138,043)    (655,551)  (1,558,277)
   Transfers between sub-accounts (including fixed
     account), net                                                 228,744    5,524,206      (7,772)    (302,614)    (393,159)
   Contract maintenance charges                                       (371)    (476,050)       (458)     (32,946)      (3,600)
   Adjustments to net assets allocated to contracts in payout
     period                                                              9         (117)        167          (18)      (1,748)
                                                                ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract transactions       162,961    3,086,020    (135,486)    (903,663)  (1,936,079)
                                                                ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets                                  193,793    4,214,679     327,761      880,744      269,981
Net assets at beginning of period                                1,293,353   51,288,871   1,708,060    6,903,535   12,808,784
                                                                ----------  -----------  ----------  -----------  -----------
Net assets at end of period                                     $1,487,146  $55,503,550  $2,035,821  $ 7,784,279  $13,078,765
                                                                ==========  ===========  ==========  ===========  ===========
Beginning units                                                     44,896    3,324,578      86,434      363,553      218,299
Units issued                                                         8,975      991,973       2,240       37,461        2,286
Units redeemed                                                      (3,451)    (757,386)     (8,000)     (79,461)     (32,894)
                                                                ----------  -----------  ----------  -----------  -----------
Ending units                                                        50,420    3,559,165      80,674      321,553      187,691
                                                                ==========  ===========  ==========  ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $   27,624  $   814,061  $       --  $        --  $   111,986
   Mortality and expense risk and administrative charges           (22,369)    (732,462)    (25,669)     (99,342)    (188,754)
                                                                ----------  -----------  ----------  -----------  -----------
   Net investment income (loss)                                      5,255       81,599     (25,669)     (99,342)     (76,768)
   Net realized gain (loss)                                         28,448      (34,892)     78,892      193,465      (31,944)
   Capital gain distribution from mutual funds                          --           --     201,538      849,549    3,172,729
   Change in unrealized appreciation (depreciation) of
     investments                                                    (2,998)     599,625    (279,880)  (1,040,477)  (1,555,834)
                                                                ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from operations                   30,705      646,332     (25,119)     (96,805)   1,508,183
                                                                ----------  -----------  ----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                            2,233    3,375,796      17,470      305,858      (44,867)
   Payments for contract benefits or terminations                 (244,075)  (3,309,768)    (91,458)    (497,901)  (1,269,302)
   Transfers between sub-accounts (including fixed
     account), net                                                 (58,566)   5,006,101      (4,077)     529,606     (361,672)
   Contract maintenance charges                                       (467)    (535,180)       (476)     (39,328)      (4,082)
   Adjustments to net assets allocated to contracts in payout
     period                                                             24           82          10           --       (3,604)
                                                                ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract transactions      (300,851)   4,537,031     (78,531)     298,235   (1,683,527)
                                                                ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets                                 (270,146)   5,183,363    (103,650)     201,430     (175,344)
Net assets at beginning of period                                1,563,499   46,105,508   1,811,710    6,702,105   12,984,128
                                                                ----------  -----------  ----------  -----------  -----------
Net assets at end of period                                     $1,293,353  $51,288,871  $1,708,060  $ 6,903,535  $12,808,784
                                                                ==========  ===========  ==========  ===========  ===========
Beginning units                                                     55,260    2,959,341      90,483      347,997      249,773
Units issued                                                         1,694      748,312       5,352       52,964        3,671
Units redeemed                                                     (12,058)    (383,075)     (9,401)     (37,408)     (35,145)
                                                                ----------  -----------  ----------  -----------  -----------
Ending units                                                        44,896    3,324,578      86,434      363,553      218,299
                                                                ==========  ===========  ==========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                    SAST SA
                                                                  SAST SA       SAST SA     SAST SA    SAST SA        MFS
                                                                 Legg Mason   Legg Mason   MFS Blue   MFS Blue   Massachusetts
                                                                  BW Large     Tactical      Chip       Chip       Investors
                                                                 Cap Value   Opportunities  Growth     Growth        Trust
                                                                 Portfolio     Portfolio   Portfolio  Portfolio    Portfolio
                                                                  Class 3       Class 3     Class 1    Class 3      Class 1
                                                                -----------  ------------- --------- ----------  -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   332,230     $   114    $  4,573  $   31,284   $   26,466
   Mortality and expense risk and administrative charges           (322,987)        (46)     (9,221)    (98,657)     (38,335)
                                                                -----------     -------    --------  ----------   ----------
   Net investment income (loss)                                       9,243          68      (4,648)    (67,373)     (11,869)
   Net realized gain (loss)                                        (445,657)          1      56,749     504,484       95,821
   Capital gain distribution from mutual funds                      749,754          --      13,983     141,045       65,564
   Change in unrealized appreciation (depreciation) of
     investments                                                  3,357,102         632      71,386     896,630      342,283
                                                                -----------     -------    --------  ----------   ----------
Increase (decrease) in net assets from operations                 3,670,442         701     137,470   1,474,786      491,799
                                                                -----------     -------    --------  ----------   ----------
From contract transactions:
   Payments received from contract owners                            86,686      36,259       6,450     213,297       23,814
   Payments for contract benefits or terminations                (2,457,590)         --     (20,538)   (578,087)    (133,433)
   Transfers between sub-accounts (including fixed account),
     net                                                           (813,413)         67      31,850    (181,385)     (12,584)
   Contract maintenance charges                                    (114,590)         --        (225)    (36,865)        (649)
   Adjustments to net assets allocated to contracts in payout
     period                                                             (66)         --          --         (34)        (718)
                                                                -----------     -------    --------  ----------   ----------
Increase (decrease) in net assets from contract transactions     (3,298,973)     36,326      17,537    (583,074)    (123,570)
                                                                -----------     -------    --------  ----------   ----------
Increase (decrease) in net assets                                   371,469      37,027     155,007     891,712      368,229
Net assets at beginning of period                                21,406,362          --     560,015   6,120,247    2,336,697
                                                                -----------     -------    --------  ----------   ----------
Net assets at end of period                                     $21,777,831     $37,027    $715,022  $7,011,959   $2,704,926
                                                                ===========     =======    ========  ==========   ==========
Beginning units                                                     807,871          --      54,598     448,638       59,142
Units issued                                                         86,048       3,601      10,546      52,230        1,505
Units redeemed                                                     (183,734)         --      (9,432)    (96,785)      (4,328)
                                                                -----------     -------    --------  ----------   ----------
Ending units                                                        710,185       3,601      55,712     404,083       56,319
                                                                ===========     =======    ========  ==========   ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $   131,634     $    --    $  3,315  $   21,310   $   20,472
   Mortality and expense risk and administrative charges           (316,522)         --      (8,470)    (84,740)     (35,939)
                                                                -----------     -------    --------  ----------   ----------
   Net investment income (loss)                                    (184,888)         --      (5,155)    (63,430)     (15,467)
   Net realized gain (loss)                                        (344,434)         --      39,456     141,248      168,261
   Capital gain distribution from mutual funds                    5,370,960          --      16,892     180,353      198,902
   Change in unrealized appreciation (depreciation) of
     investments                                                 (2,314,889)         --     (29,788)      1,411     (193,093)
                                                                -----------     -------    --------  ----------   ----------
Increase (decrease) in net assets from operations                 2,526,749          --      21,405     259,582      158,603
                                                                -----------     -------    --------  ----------   ----------
From contract transactions:
   Payments received from contract owners                           503,420          --       1,425     556,403          293
   Payments for contract benefits or terminations                (2,134,821)         --     (85,608)   (283,281)    (343,083)
   Transfers between sub-accounts (including fixed account),
     net                                                           (741,783)         --        (767)    149,585       (9,259)
   Contract maintenance charges                                    (135,920)         --        (273)    (40,593)        (712)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --          --          --          --         (598)
                                                                -----------     -------    --------  ----------   ----------
Increase (decrease) in net assets from contract transactions     (2,509,104)         --     (85,223)    382,114     (353,359)
                                                                -----------     -------    --------  ----------   ----------
Increase (decrease) in net assets                                    17,645          --     (63,818)    641,696     (194,756)
Net assets at beginning of period                                21,388,717          --     623,833   5,478,551    2,531,453
                                                                -----------     -------    --------  ----------   ----------
Net assets at end of period                                     $21,406,362     $    --    $560,015  $6,120,247   $2,336,697
                                                                ===========     =======    ========  ==========   ==========
Beginning units                                                     869,634          --      63,709     430,164       68,557
Units issued                                                         67,001          --       1,248      57,022          696
Units redeemed                                                     (128,764)         --     (10,359)    (38,548)     (10,111)
                                                                -----------     -------    --------  ----------   ----------
Ending units                                                        807,871          --      54,598     448,638       59,142
                                                                ===========     =======    ========  ==========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                   SAST SA
                                                                     MFS       SAST SA    SAST SA
                                                                Massachusetts    MFS        MFS       SAST SA     SAST SA
                                                                  Investors    Telecom    Telecom    MFS Total   MFS Total
                                                                    Trust      Utility    Utility   Return Bond Return Bond
                                                                  Portfolio   Portfolio  Portfolio   Portfolio   Portfolio
                                                                   Class 3     Class 1    Class 3     Class 1     Class 3
                                                                ------------- --------- ----------  ----------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $   138,697  $ 20,573  $   37,298  $   89,009  $   238,746
   Mortality and expense risk and administrative charges            (260,638)  (11,767)    (23,313)    (55,959)    (139,085)
                                                                 -----------  --------  ----------  ----------  -----------
   Net investment income (loss)                                     (121,941)    8,806      13,985      33,050       99,661
   Net realized gain (loss)                                        1,512,601    22,535      51,855     141,633      513,138
   Capital gain distribution from mutual funds                       444,853     7,562      15,134     192,876      572,014
   Change in unrealized appreciation (depreciation) of
     investments                                                   1,529,019    56,745     108,083       2,448     (226,090)
                                                                 -----------  --------  ----------  ----------  -----------
Increase (decrease) in net assets from operations                  3,364,532    95,648     189,057     370,007      958,723
                                                                 -----------  --------  ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                            156,506        --      45,619         920    1,548,637
   Payments for contract benefits or terminations                 (1,655,553)  (51,618)   (143,716)   (395,659)    (882,599)
   Transfers between sub-accounts (including fixed account),
     net                                                            (957,511)  (20,563)    (46,528)    (57,779)     506,693
   Contract maintenance charges                                     (127,541)     (202)     (6,289)     (1,331)     (56,149)
   Adjustments to net assets allocated to contracts in payout
     period                                                              (87)       27          --      (1,459)         (32)
                                                                 -----------  --------  ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions      (2,584,186)  (72,356)   (150,914)   (455,308)   1,116,550
                                                                 -----------  --------  ----------  ----------  -----------
Increase (decrease) in net assets                                    780,346    23,292      38,143     (85,301)   2,075,273
Net assets at beginning of period                                 16,759,425   754,286   1,495,702   3,715,243    8,876,409
                                                                 -----------  --------  ----------  ----------  -----------
Net assets at end of period                                      $17,539,771  $777,578  $1,533,845  $3,629,942  $10,951,682
                                                                 ===========  ========  ==========  ==========  ===========
Beginning units                                                      779,675    32,185      83,142      91,359      405,701
Units issued                                                          98,602        20       8,554       1,060      241,796
Units redeemed                                                      (198,347)   (2,913)    (15,822)    (11,668)    (155,159)
                                                                 -----------  --------  ----------  ----------  -----------
Ending units                                                         679,930    29,292      75,874      80,751      492,338
                                                                 ===========  ========  ==========  ==========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $   103,085  $ 22,937  $   39,230  $   90,218  $   176,460
   Mortality and expense risk and administrative charges            (243,544)  (11,916)    (21,817)    (59,708)    (128,683)
                                                                 -----------  --------  ----------  ----------  -----------
   Net investment income (loss)                                     (140,459)   11,021      17,413      30,510       47,777
   Net realized gain (loss)                                          658,132    27,793      35,546     142,961      348,709
   Capital gain distribution from mutual funds                     1,419,363    16,134      30,348     227,542      503,494
   Change in unrealized appreciation (depreciation) of
     investments                                                    (866,959)   13,137      31,526    (114,668)    (298,061)
                                                                 -----------  --------  ----------  ----------  -----------
Increase (decrease) in net assets from operations                  1,070,077    68,085     114,833     286,345      601,919
                                                                 -----------  --------  ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                            838,984   (13,327)    156,521     (69,234)     447,714
   Payments for contract benefits or terminations                 (1,183,609)  (91,247)    (74,920)   (320,309)  (1,076,803)
   Transfers between sub-accounts (including fixed account),
     net                                                             178,789    25,776      14,791    (164,814)     128,584
   Contract maintenance charges                                     (146,806)     (246)     (7,970)     (1,519)     (56,724)
   Adjustments to net assets allocated to contracts in payout
     period                                                              143        (9)        (13)    (19,275)         (68)
                                                                 -----------  --------  ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions        (312,499)  (79,053)     88,409    (575,151)    (557,297)
                                                                 -----------  --------  ----------  ----------  -----------
Increase (decrease) in net assets                                    757,578   (10,968)    203,242    (288,806)      44,622
Net assets at beginning of period                                 16,001,847   765,254   1,292,460   4,004,049    8,831,787
                                                                 -----------  --------  ----------  ----------  -----------
Net assets at end of period                                      $16,759,425  $754,286  $1,495,702  $3,715,243  $ 8,876,409
                                                                 ===========  ========  ==========  ==========  ===========
Beginning units                                                      772,417    35,560      77,409     105,777      413,382
Units issued                                                          87,049     2,515      18,437       2,333       58,292
Units redeemed                                                       (79,791)   (5,890)    (12,704)    (16,751)     (65,973)
                                                                 -----------  --------  ----------  ----------  -----------
Ending units                                                         779,675    32,185      83,142      91,359      405,701
                                                                 ===========  ========  ==========  ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                               SAST SA       SAST SA
                                                                               Morgan        Morgan       SAST SA     SAST SA
                                                                               Stanley       Stanley    Oppenheimer Oppenheimer
                                                                SAST SA Mid International International Main Street Main Street
                                                                 Cap Index    Equities      Equities     Large Cap   Large Cap
                                                                 Portfolio    Portfolio     Portfolio    Portfolio   Portfolio
                                                                  Class 3      Class 1       Class 3      Class 1     Class 3
                                                                ----------- ------------- ------------- ----------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                      $    7     $   19,501    $   74,437   $   17,537  $   32,523
   Mortality and expense risk and administrative charges              (1)       (25,208)     (119,389)     (25,560)    (59,187)
                                                                  ------     ----------    ----------   ----------  ----------
   Net investment income (loss)                                        6         (5,707)      (44,952)      (8,023)    (26,664)
   Net realized gain (loss)                                           --          2,789       184,605       78,868     203,990
   Capital gain distribution from mutual funds                         8             --            --       40,595      95,584
   Change in unrealized appreciation (depreciation) of
     investments                                                     (10)       346,752     1,446,641      124,131     267,500
                                                                  ------     ----------    ----------   ----------  ----------
Increase (decrease) in net assets from operations                      4        343,834     1,586,294      235,571     540,410
                                                                  ------     ----------    ----------   ----------  ----------
From contract transactions:
   Payments received from contract owners                          1,174          1,440       187,604           --      78,540
   Payments for contract benefits or terminations                     --       (174,330)     (896,228)    (101,545)   (253,376)
   Transfers between sub-accounts (including fixed account),
     net                                                              --        (12,191)     (235,158)       9,029      35,495
   Contract maintenance charges                                       --           (464)      (38,530)        (414)    (17,537)
   Adjustments to net assets allocated to contracts in payout
     period                                                           --            171            --           69          --
                                                                  ------     ----------    ----------   ----------  ----------
Increase (decrease) in net assets from contract transactions       1,174       (185,374)     (982,312)     (92,861)   (156,878)
                                                                  ------     ----------    ----------   ----------  ----------
Increase (decrease) in net assets                                  1,178        158,460       603,982      142,710     383,532
Net assets at beginning of period                                     --      1,549,145     7,316,756    1,610,614   3,648,282
                                                                  ------     ----------    ----------   ----------  ----------
Net assets at end of period                                       $1,178     $1,707,605    $7,920,738   $1,753,324  $4,031,814
                                                                  ======     ==========    ==========   ==========  ==========
Beginning units                                                       --        116,360       624,446       48,495     179,239
Units issued                                                         113          4,690        65,302          536      24,782
Units redeemed                                                        --        (16,913)     (127,057)      (3,171)    (27,473)
                                                                  ------     ----------    ----------   ----------  ----------
Ending units                                                         113        104,137       562,691       45,860     176,548
                                                                  ======     ==========    ==========   ==========  ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                      $   --     $   20,340    $   70,454   $   13,316  $   17,827
   Mortality and expense risk and administrative charges              --        (25,237)     (108,038)     (26,165)    (47,918)
                                                                  ------     ----------    ----------   ----------  ----------
   Net investment income (loss)                                       --         (4,897)      (37,584)     (12,849)    (30,091)
   Net realized gain (loss)                                           --        (59,790)      (18,432)     216,505      99,406
   Capital gain distribution from mutual funds                        --             --            --       54,602     105,092
   Change in unrealized appreciation (depreciation) of
     investments                                                      --         (4,898)     (212,224)     (95,284)    129,959
                                                                  ------     ----------    ----------   ----------  ----------
Increase (decrease) in net assets from operations                     --        (69,585)     (268,240)     162,974     304,366
                                                                  ------     ----------    ----------   ----------  ----------
From contract transactions:
   Payments received from contract owners                             --          1,559       379,911           --     435,098
   Payments for contract benefits or terminations                     --       (189,728)     (526,266)    (174,670)   (182,502)
   Transfers between sub-accounts (including fixed account),
     net                                                              --       (187,880)      597,589     (198,873)    205,215
   Contract maintenance charges                                       --           (505)      (35,004)        (430)    (13,842)
   Adjustments to net assets allocated to contracts in payout
     period                                                           --            267            --       (5,607)         --
                                                                  ------     ----------    ----------   ----------  ----------
Increase (decrease) in net assets from contract transactions          --       (376,287)      416,230     (379,580)    443,969
                                                                  ------     ----------    ----------   ----------  ----------
Increase (decrease) in net assets                                     --       (445,872)      147,990     (216,606)    748,335
Net assets at beginning of period                                     --      1,995,017     7,168,766    1,827,220   2,899,947
                                                                  ------     ----------    ----------   ----------  ----------
Net assets at end of period                                       $   --     $1,549,145    $7,316,756   $1,610,614  $3,648,282
                                                                  ======     ==========    ==========   ==========  ==========
Beginning units                                                       --        144,708       577,759       60,507     148,035
Units issued                                                          --          4,780        99,811        1,351      46,207
Units redeemed                                                        --        (33,128)      (53,124)     (13,363)    (15,003)
                                                                  ------     ----------    ----------   ----------  ----------
Ending units                                                          --        116,360       624,446       48,495     179,239
                                                                  ======     ==========    ==========   ==========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                      SAST SA      SAST SA
                                                                       Putnam       Putnam
                                  SAST SA     SAST SA     SAST SA     Interna      Interna
                                 PIMCO VCP   PineBridge  PineBridge    tional       tional
                                 Tactical    High-Yield  High-Yield  Growth and   Growth and
                                 Balanced       Bond        Bond       Income       Income
                                 Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                  Class 3     Class 1     Class 3     Class 1      Class 3
                               ------------  ----------  ----------  ----------  -----------
For the Year Ended
  December 31, 2017
From operations:
   Dividends                   $    201,657  $  199,419  $  707,571  $   22,811  $    89,972
   Mortality and expense risk
     and administrative
     charges                     (1,558,475)    (34,374)   (116,786)    (22,478)    (117,186)
                               ------------  ----------  ----------  ----------  -----------
   Net investment income
     (loss)                      (1,356,818)    165,045     590,785         333      (27,214)
   Net realized gain (loss)         509,764      (8,509)     73,311       3,803      326,096
   Capital gain distribution
     from mutual funds            5,625,921          --          --          --           --
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  9,988,062      19,550     (61,297)    295,020    1,226,393
                               ------------  ----------  ----------  ----------  -----------
Increase (decrease) in net
  assets from operations         14,766,929     176,086     602,799     299,156    1,525,275
                               ------------  ----------  ----------  ----------  -----------
From contract transactions:
   Payments received from
     contract owners             10,053,125       5,250     294,909       5,950       34,660
   Payments for contract
     benefits or terminations    (3,676,990)   (133,810)   (661,260)    (97,270)  (1,284,852)
   Transfers between
     sub-accounts (including
     fixed account), net          9,061,923     (47,201)    249,890       7,323     (599,217)
   Contract maintenance
     charges                     (1,191,203)       (571)    (41,771)       (398)     (49,667)
   Adjustments to net assets
     allocated to contracts
     in payout period                    --         842          35       1,059           --
                               ------------  ----------  ----------  ----------  -----------
Increase (decrease) in net
  assets from contract
  transactions                   14,246,855    (175,490)   (158,197)    (83,336)  (1,899,076)
                               ------------  ----------  ----------  ----------  -----------
Increase (decrease) in net
  assets                         29,013,784         596     444,602     215,820     (373,801)
Net assets at beginning of
  period                         92,322,514   2,217,566   7,714,472   1,351,555    7,771,766
                               ------------  ----------  ----------  ----------  -----------
Net assets at end of period    $121,336,298  $2,218,162  $8,159,074  $1,567,375  $ 7,397,965
                               ============  ==========  ==========  ==========  ===========
Beginning units                   8,162,079      72,836     450,349      90,864      632,576
Units issued                      1,857,257         666     133,150       3,699       25,813
Units redeemed                     (656,204)     (6,096)   (135,740)     (8,629)    (168,996)
                               ------------  ----------  ----------  ----------  -----------
Ending units                      9,363,132      67,406     447,759      85,934      489,393
                               ============  ==========  ==========  ==========  ===========
For the Year Ended
  December 31, 2016
From operations:
   Dividends                   $         --  $  136,550  $  490,986  $   26,950  $   123,462
   Mortality and expense risk
     and administrative
     charges                       (989,822)    (30,890)   (112,090)    (21,477)    (121,142)
                               ------------  ----------  ----------  ----------  -----------
   Net investment income
     (loss)                        (989,822)    105,660     378,896       5,473        2,320
   Net realized gain (loss)          57,370     (46,076)    (41,073)    (24,292)      58,444
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  4,753,395     247,788     777,435      18,451      (88,040)
                               ------------  ----------  ----------  ----------  -----------
Increase (decrease) in net        3,820,943     307,372   1,115,258       (368)     (27,276)
  assets from operations       ------------  ----------  ----------  ----------  -----------
From contract transactions:
   Payments received from
     contract owners             25,998,097       7,453     353,262      14,566       83,842
   Payments for contract
     benefits or terminations    (2,007,240)   (239,154)   (510,749)   (139,797)    (625,124)
   Transfers between
     sub-accounts (including
     fixed account), net         17,235,682     202,789    (556,773)    (24,927)     234,869
   Contract maintenance
     charges                       (976,917)       (626)    (50,150)       (517)     (54,143)
   Adjustments to net assets
     allocated to contracts
     in payout period                    --         731        (134)        615           --
                               ------------  ----------  ----------  ----------  -----------
Increase (decrease) in net
  assets from contract           40,249,622    (28,807)   (764,544)   (150,060)    (360,556)
  transactions                 ------------  ----------  ----------  ----------  -----------
Increase (decrease) in net
  assets                         44,070,565     278,565     350,714    (150,428)    (387,832)
Net assets at beginning of
  period                         48,251,949   1,939,001   7,363,758   1,501,983    8,159,598
                               ------------  ----------  ----------  ----------  -----------
                               $ 92,322,514  $2,217,566  $7,714,472  $1,351,555  $ 7,771,766
Net assets at end of period    ============  ==========  ==========  ==========  ===========
Beginning units                   4,493,484      74,176     495,622     100,958      655,694
Units issued                      4,184,742      11,960      50,994       7,734       58,373
Units redeemed                     (516,147)    (13,300)    (96,267)    (17,828)     (81,491)
                               ------------  ----------  ----------  ----------  -----------
                                  8,162,079      72,836     450,349      90,864      632,576
Ending units                   ============  ==========  ==========  ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                     SAST SA T.
                                                                                          SAST SA    Rowe Price  SAST SA T.
                                                                SAST SA      SAST SA     Schroder's    Asset     Rowe Price
                                                              Pyramis Real Pyramis Real  VCP Global  Allocation     VCP
                                                                 Estate       Estate     Allocation    Growth     Balanced
                                                               Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
                                                                Class 1      Class 3      Class 3     Class 3     Class 3
                                                              ------------ ------------ -----------  ---------- ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $   41,683  $   304,593  $        --   $    138  $     29,094
   Mortality and expense risk and administrative charges          (22,293)    (181,480)    (676,988)       (58)   (1,202,045)
                                                               ----------  -----------  -----------   --------  ------------
   Net investment income (loss)                                    19,390      123,113     (676,988)        80    (1,172,951)
   Net realized gain (loss)                                        80,237      425,499      209,387         --       553,377
   Capital gain distribution from mutual funds                    194,786    1,566,627      600,084         12       329,691
   Change in unrealized appreciation (depreciation) of
     investments                                                 (237,642)  (1,705,059)   5,221,894         32    13,640,530
                                                               ----------  -----------  -----------   --------  ------------
Increase (decrease) in net assets from operations                  56,771      410,180    5,354,377        124    13,350,647
                                                               ----------  -----------  -----------   --------  ------------
From contract transactions:
   Payments received from contract owners                              --       24,656   11,097,557    143,306    24,711,007
   Payments for contract benefits or terminations                (243,348)  (1,370,924)  (1,436,282)        --    (2,887,335)
   Transfers between sub-accounts (including fixed
     account), net                                                (39,253)     611,946   10,904,461        111    17,638,911
   Contract maintenance charges                                      (258)     (81,143)    (561,645)        --      (985,928)
   Adjustments to net assets allocated to contracts in
     payout period                                                     --         (135)          --         --            --
                                                               ----------  -----------  -----------   --------  ------------
Increase (decrease) in net assets from contract transactions     (282,859)    (815,600)  20,004,091    143,417    38,476,655
                                                               ----------  -----------  -----------   --------  ------------
Increase (decrease) in net assets                                (226,088)    (405,420)  25,358,468    143,541    51,827,302
Net assets at beginning of period                               1,529,559   12,000,663   33,920,757         --    58,788,432
                                                               ----------  -----------  -----------   --------  ------------
Net assets at end of period                                    $1,303,471  $11,595,243  $59,279,225   $143,541  $110,615,734
                                                               ==========  ===========  ===========   ========  ============
Beginning units                                                    42,312      638,220    3,130,489         --     5,557,056
Units issued                                                          383      115,636    2,071,397     13,953     4,015,888
Units redeemed                                                     (7,957)    (150,402)    (297,621)        (1)     (658,246)
                                                               ----------  -----------  -----------   --------  ------------
Ending units                                                       34,738      603,454    4,904,265     13,952     8,914,698
                                                               ==========  ===========  ===========   ========  ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                                   $   36,796  $   232,669  $        --   $     --  $    164,225
   Mortality and expense risk and administrative charges          (23,974)    (183,982)    (182,994)        --      (288,826)
                                                               ----------  -----------  -----------   --------  ------------
   Net investment income (loss)                                    12,822       48,687     (182,994)        --      (124,601)
   Net realized gain (loss)                                        56,977      582,492       16,839         --        27,947
   Capital gain distribution from mutual funds                     78,316      565,418      441,055         --            --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (39,339)    (394,666)     367,802         --       660,889
                                                               ----------  -----------  -----------   --------  ------------
Increase (decrease) in net assets from operations                 108,776      801,931      642,702         --       564,235
                                                               ----------  -----------  -----------   --------  ------------
From contract transactions:
   Payments received from contract owners                         (30,525)     124,915   18,548,750         --    30,065,710
   Payments for contract benefits or terminations                 (90,096)    (940,037)    (291,558)        --      (430,672)
   Transfers between sub-accounts (including fixed
     account), net                                                 (5,144)      17,530   15,183,090         --    28,855,050
   Contract maintenance charges                                      (345)     (99,063)    (162,227)        --      (265,891)
   Adjustments to net assets allocated to contracts in
     payout period                                                   (403)          14           --         --            --
                                                               ----------  -----------  -----------   --------  ------------
Increase (decrease) in net assets from contract transactions     (126,513)    (896,641)  33,278,055         --    58,224,197
                                                               ----------  -----------  -----------   --------  ------------
Increase (decrease) in net assets                                 (17,737)     (94,710)  33,920,757         --    58,788,432
Net assets at beginning of period                               1,547,296   12,095,373           --         --            --
                                                               ----------  -----------  -----------   --------  ------------
Net assets at end of period                                    $1,529,559  $12,000,663  $33,920,757   $     --  $ 58,788,432
                                                               ==========  ===========  ===========   ========  ============
Beginning units                                                    45,797      672,903           --         --            --
Units issued                                                        1,913       75,159    3,227,951         --     5,693,479
Units redeemed                                                     (5,398)    (109,842)     (97,462)        --      (136,423)
                                                               ----------  -----------  -----------   --------  ------------
Ending units                                                       42,312      638,220    3,130,489         --     5,557,056
                                                               ==========  ===========  ===========   ========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                          SAST SA      SAST SA
                                                                                              SAST SA     WellsCap     WellsCap
                                                            SAST SA VCP                      VCP Index   Aggressive   Aggressive
                                                              Dynamic         SAST SA VCP    Allocation    Growth       Growth
                                                            Allocation     Dynamic Strategy  Portfolio   Portfolio    Portfolio
                                                         Portfolio Class 3 Portfolio Class 3  Class 3     Class 1      Class 3
                                                         ----------------- ----------------- ---------- -----------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                               $  10,058,688     $   6,215,305    $  1,325  $        --  $        --
   Mortality and expense risk and administrative
     charges                                                 (13,277,633)       (8,462,591)       (776)     (21,555)     (37,122)
                                                           -------------     -------------    --------  -----------  -----------
   Net investment income (loss)                               (3,218,945)       (2,247,286)        549      (21,555)     (37,122)
   Net realized gain (loss)                                   16,871,691         7,738,639          68       81,408      162,615
   Capital gain distribution from mutual funds                19,096,941        11,830,205         561           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                             118,524,137        71,398,885       6,646      284,497      442,315
                                                           -------------     -------------    --------  -----------  -----------
Increase (decrease) in net assets from operations            151,273,824        88,720,443       7,824      344,350      567,808
                                                           -------------     -------------    --------  -----------  -----------
From contract transactions:
   Payments received from contract owners                     25,025,246        18,093,182     521,812          840       18,903
   Payments for contract benefits or terminations            (45,310,301)      (28,288,081)        (78)    (169,809)    (174,087)
   Transfers between sub-accounts (including fixed
     account), net                                           (11,728,470)       (6,478,580)    224,579       27,542     (238,709)
   Contract maintenance charges                               (9,937,660)       (6,291,163)       (340)        (686)     (11,130)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --                --          --          570           --
                                                           -------------     -------------    --------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                               (41,951,185)      (22,964,642)    745,973     (141,543)    (405,023)
                                                           -------------     -------------    --------  -----------  -----------
Increase (decrease) in net assets                            109,322,639        65,755,801     753,797      202,807      162,785
Net assets at beginning of period                            850,502,796       545,243,797          --    1,302,434    2,274,006
                                                           -------------     -------------    --------  -----------  -----------
Net assets at end of period                                $ 959,825,435     $ 610,999,598    $753,797  $ 1,505,241  $ 2,436,791
                                                           =============     =============    ========  ===========  ===========
Beginning units                                               70,792,916        45,534,805          --       61,797      155,054
Units issued                                                   4,829,007         2,805,956      72,807        1,478        6,063
Units redeemed                                                (8,071,952)       (4,608,491)       (247)      (7,320)     (31,112)
                                                           -------------     -------------    --------  -----------  -----------
Ending units                                                  67,549,971        43,732,270      72,560       55,955      130,005
                                                           =============     =============    ========  ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                               $  12,412,030     $   7,637,340    $     --  $        --  $        --
   Mortality and expense risk and administrative
     charges                                                 (12,399,509)       (7,861,222)         --      (20,017)     (36,706)
                                                           -------------     -------------    --------  -----------  -----------
   Net investment income (loss)                                   12,521          (223,882)         --      (20,017)     (36,706)
   Net realized gain (loss)                                    9,260,736         3,349,141          --       57,098      (24,795)
   Change in unrealized appreciation (depreciation) of
     investments                                              15,799,959        16,379,120          --       35,670      152,598
                                                           -------------     -------------    --------  -----------  -----------
Increase (decrease) in net assets from operations             25,073,216        19,504,379          --       72,751       91,097
                                                           -------------     -------------    --------  -----------  -----------
From contract transactions:
   Payments received from contract owners                     60,014,858        34,004,206          --          840       69,768
   Payments for contract benefits or terminations            (31,860,535)      (19,259,773)         --     (154,030)    (139,205)
   Transfers between sub-accounts (including fixed
     account), net                                           (13,310,364)        1,816,814          --      (27,347)    (376,268)
   Contract maintenance charges                              (12,741,303)       (8,057,984)         --         (722)     (13,030)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --                --          --          452           70
                                                           -------------     -------------    --------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                                 2,102,656         8,503,263          --    (180,807)    (458,665)
                                                           -------------     -------------    --------  -----------  -----------
Increase (decrease) in net assets                             27,175,872        28,007,642          --    (108,056)    (367,568)
Net assets at beginning of period                            823,326,924       517,236,155          --    1,410,490    2,641,574
                                                           -------------     -------------    --------  -----------  -----------
Net assets at end of period                                 $850,502,796      $545,243,797         $--   $1,302,434   $2,274,006
                                                           =============     =============    ========  ===========  ===========
Beginning units                                               70,608,260        44,764,887          --       70,782      194,340
Units issued                                                   9,291,453         5,892,284          --          743       29,010
Units redeemed                                                (9,106,797)       (5,122,366)         --       (9,728)     (68,296)
                                                           -------------     -------------    --------  -----------  -----------
Ending units                                                  70,792,916        45,534,805          --       61,797      155,054
                                                           =============     =============    ========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                         SAST SA       SAST SA
                                        WellsCap      WellsCap        VALIC
                                       Fundamental   Fundamental    Company I      VALIC      VALIC
                                         Growth        Growth     International  Company I  Company I
                                        Portfolio     Portfolio   Equities Index  Mid Cap   Nasdaq-100
                                         Class 1       Class 3         Fund      Index Fund Index Fund
                                       -----------  ------------  -------------- ---------- ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                           $     5,494  $        714    $   2,912    $   5,813   $    387
   Mortality and expense risk and
     administrative charges                (31,274)      (53,332)      (1,600)      (7,654)    (1,612)
                                       -----------  ------------    ---------    ---------   --------
   Net investment income (loss)            (25,780)      (52,618)       1,312       (1,841)    (1,225)
   Net realized gain (loss)                 28,694       433,472          644          503      1,180
   Capital gain distribution from
     mutual funds                          105,720       166,416           --       39,804      2,412
   Change in unrealized appreciation
     (depreciation) of investments         480,388       420,536       23,963       56,279     26,945
                                       -----------  ------------    ---------    ---------   --------
Increase (decrease) in net assets
  from operations                          589,022       967,806       25,919       94,745     29,312
                                       -----------  ------------    ---------    ---------   --------
From contract transactions:
   Payments received from contract
     owners                                  2,078        21,647       22,112       84,304    101,819
   Payments for contract benefits or
     terminations                         (115,505)     (397,306)      (2,843)     (23,962)      (432)
   Transfers between sub-accounts
     (including fixed account), net         (5,823)     (613,585)      11,508      260,882      5,153
   Contract maintenance charges               (926)      (25,441)          (5)         (49)        --
   Adjustments to net assets
     allocated to contracts in payout
     period                                     21            --           --           --         --
Increase (decrease) in net assets
  from contract transactions             (120,155)   (1,014,685)       30,772      321,175    106,540
                                       -----------  ------------    ---------    ---------   --------
Increase (decrease) in net assets          468,867       (46,879)      56,691      415,920    135,852
                                         1,802,185     3,319,130      104,179      434,538     38,421
Net assets at beginning of period      -----------  ------------    ---------    ---------   --------
                                       $ 2,271,052  $  3,272,251    $ 160,870    $ 850,458   $174,273
Net assets at end of period            ===========  ============    =========    =========   ========
Beginning units                             65,751       146,108       11,135       36,079      3,375
Units issued                                   148        10,913        3,250       28,112      8,641
                                           (3,899)      (45,263)        (406)      (2,528)      (560)
Units redeemed                         -----------  ------------    ---------    ---------   --------
                                            62,000       111,758       13,979       61,663     11,456
Ending units                           ===========  ============    =========    =========   ========
For the Year Ended December 31, 2016
From operations:
   Dividends                           $        --  $         --    $   2,702    $   3,287   $     --
   Mortality and expense risk and
     administrative charges                (28,394)      (54,347)      (1,225)      (3,579)       (31)
                                       -----------  ------------    ---------    ---------   --------
   Net investment income (loss)            (28,394)      (54,347)       1,477         (292)       (31)
   Net realized gain (loss)                 23,489       102,695          (56)      (1,061)        --
   Capital gain distribution from
     mutual funds                          161,685       299,485           --       25,081         --
   Change in unrealized appreciation
     (depreciation) of investments        (171,704)     (396,659)        (730)      35,264         16
                                       -----------  ------------    ---------    ---------   --------
Increase (decrease) in net assets         (14,924)      (48,826)          691       58,992       (15)
  from operations                      -----------  ------------    ---------    ---------   --------
From contract transactions:
   Payments received from contract
     owners                                  1,833        28,309           --       91,478     38,567
   Payments for contract benefits or
     terminations                         (228,621)     (193,965)          --       (5,278)        --
   Transfers between sub-accounts
     (including fixed account), net          1,674      (342,551)       8,317       34,394       (131)
   Contract maintenance charges               (966)      (26,090)          (5)         (26)        --
   Adjustments to net assets
     allocated to contracts in payout
     period                                   (139)           --           --           --         --
                                       -----------  ------------    ---------    ---------   --------
Increase (decrease) in net assets        (226,219)     (534,297)        8,312      120,568     38,436
  from contract transactions           -----------  ------------    ---------    ---------   --------
Increase (decrease) in net assets         (241,143)     (583,123)       9,003      179,560     38,421
Net assets at beginning of period        2,043,328     3,902,253       95,176      254,978         --
                                       -----------  ------------    ---------    ---------   --------
Net assets at end of period             $1,802,185    $3,319,130     $104,179     $434,538    $38,421
                                       ===========  ============    =========    =========   ========
Beginning units                             74,154       176,411       10,175       25,150         --
Units issued                                   400        35,855          997       12,199      3,386
Units redeemed                              (8,803)      (66,158)         (37)      (1,270)       (11)
                                       -----------  ------------    ---------    ---------   --------
Ending units                                65,751       146,108       11,135       36,079      3,375
                                       ===========  ============    =========    =========   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                       VALIC       VALIC
                                                                     Company I   Company I
                                                                     Small Cap  Stock Index
                                                                     Index Fund    Fund
                                                                     ---------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                         $   1,856  $   14,747
   Mortality and expense risk and administrative charges                (2,315)    (12,979)
                                                                     ---------  ----------
   Net investment income (loss)                                           (459)      1,768
   Net realized gain (loss)                                                333       7,316
   Capital gain distribution from mutual funds                           8,858      43,257
   Change in unrealized appreciation (depreciation) of investments      15,508     152,882
                                                                     ---------  ----------
Increase (decrease) in net assets from operations                       24,240     205,223
                                                                     ---------  ----------
From contract transactions:
   Payments received from contract owners                               36,154     214,880
   Payments for contract benefits or terminations                       (1,556)    (22,081)
   Transfers between sub-accounts (including fixed account), net         5,378     (48,380)
   Contract maintenance charges                                            (23)        (38)
                                                                     ---------  ----------
Increase (decrease) in net assets from contract transactions            39,953     144,381
                                                                     ---------  ----------
Increase (decrease) in net assets                                       64,193     349,604
Net assets at beginning of period                                      151,556     902,264
                                                                     ---------  ----------
Net assets at end of period                                          $ 215,749  $1,251,868
                                                                     =========  ==========
Beginning units                                                         12,662      78,701
Units issued                                                             3,583      18,688
Units redeemed                                                            (263)     (6,451)
                                                                     ---------  ----------
Ending units                                                            15,982      90,938
                                                                     =========  ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                         $   2,036  $   15,382
   Mortality and expense risk and administrative charges                (2,159)     (8,455)
                                                                     ---------  ----------
   Net investment income (loss)                                           (123)      6,927
   Net realized gain (loss)                                              3,499      (1,147)
   Capital gain distribution from mutual funds                          11,668      44,985
   Change in unrealized appreciation (depreciation) of investments      25,768      32,350
                                                                     ---------  ----------
Increase (decrease) in net assets from operations                       40,812      83,115
                                                                     ---------  ----------
From contract transactions:
   Payments received from contract owners                               68,994     132,805
   Payments for contract benefits or terminations                         (419)     (5,125)
   Transfers between sub-accounts (including fixed account), net      (111,513)    100,185
   Contract maintenance charges                                            (15)        (25)
                                                                     ---------  ----------
Increase (decrease) in net assets from contract transactions           (42,953)    227,840
                                                                     ---------  ----------
Increase (decrease) in net assets                                       (2,141)    310,955
Net assets at beginning of period                                      153,697     591,309
                                                                     ---------  ----------
Net assets at end of period                                          $ 151,556  $  902,264
                                                                     ---------  ----------
Beginning units                                                         14,991      56,826
Units issued                                                             8,026      22,807
Units redeemed                                                         (10,355)       (932)
Ending units                                                            12,662      78,701
                                                                     =========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS


1. Organization

FS Variable Separate Account (the Separate Account) is a segregated investment account established by The United States Life Insurance Company in the City of New York (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

 FSA Advisor                            FSA Polaris II A-Class Platinum Series
 FSA Polaris                            FSA Polaris Platinum III
 FSA Polaris Advantage                  FSA Polaris Platinum O-Series
 FSA Polaris Advantage II               FSA Polaris Preferred Solution
 FSA Polaris Choice                     FSA Polaris Retirement Protector
 FSA Polaris Choice III                 FSA WM Diversified Strategies III
 FSA Polaris Choice IV                  Polaris Select Investor
 FSA Polaris II

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2017 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

 American Fund Insurance Series
 (American Funds)
 American Funds Asset Allocation Fund   American Funds Growth Portfolio
 Class 2                                Class 4
 American Funds Asset Allocation        American Funds Growth Fund Class 2
 Portfolio Class 4
 American Funds Bond Class 4            American Funds Growth-Income Fund
                                        Class 2
 American Funds Global Bond Class 4     American Funds Growth-Income
                                        Portfolio Class 4
 American Funds Global Growth Fund      American Funds Insurance Series
 Class 2                                Capital Income Builder Class 4

 Anchor Series Trust (AST)/(a)/
 AST SA BlackRock Multi-Asset Income    AST SA Wellington Government and
 Portfolio Class 3/(bk)/                Quality Bond Portfolio Class 3/(d)/
 AST SA Edge Asset Allocation           AST SA Wellington Growth Portfolio
 Portfolio Class 1/(b)/                 Class 1/(e)/
 AST SA Edge Asset Allocation           AST SA Wellington Growth Portfolio
 Portfolio Class 3/(b)/                 Class 3/(e)/
 AST SA Wellington Capital              AST SA Wellington Multi-Asset Income
 Appreciation Portfolio Class 1/(c)/    Portfolio Class 3/(f)/
 AST SA Wellington Capital              AST SA Wellington Natural Resources
 Appreciation Portfolio Class 3/(c)/    Portfolio Class 1/(g)/
 AST SA Wellington Government and       AST SA Wellington Natural Resources
 Quality Bond Portfolio Class 1/(d)/    Portfolio Class 3/(g)/

 BlackRock Variable Series Funds
 (BlackRock)
 BlackRock Global Allocation V.I. Fund  BlackRock iShares Dynamic Allocation
 Class III                              V.I. Fund Class III
 BlackRock iShares Alternative          BlackRock iShares Dynamic Fixed
 Strategies V.I. Fund Class III         Income V.I. Fund Class III

 Columbia Funds Variable Insurance
 Trust I (Columbia VP)
 Columbia VP Income Opportunities Fund  Columbia VP Limited Duration Credit
 Class 1                                Fund Class 2
 Columbia VP Large Cap Growth Fund
 Class 1/(bn)/

 Franklin Templeton Variable Insurance
 Products Trust (FTVIP)
 FTVIP Franklin Founding Funds          FTVIP Franklin Rising Dividends VIP
 Allocation VIP Fund Class 2            Fund Class 2

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


FTVIP Franklin Income VIP Fund Class 2                        FTVIP Franklin Strategic Income VIP Fund Class 2
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2/(i)/  FTVIP Templeton Global Bond VIP Fund Class 2

Goldman Sachs Variable Insurance Trust (Goldman
Sachs VIT)
Goldman Sachs VIT Global Trends Allocation Fund Service       Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
Class/(bm)/                                                   Advisor Class
Goldman Sachs VIT Government Money Market Fund                Goldman Sachs VIT Strategic Income Fund Advisor Class
Service Class/(bj)/

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series II                Invesco V.I. Equity and Income Fund Series II/(j)/
Invesco V.I. Balanced-Risk Allocation Fund Series II          Invesco V.I. Growth and Income Fund Series II
Invesco V.I. Comstock Fund Series II

Ivy Funds Variable Insurance Portfolios (Ivy Funds VIP)
Ivy Funds VIP Asset Strategy Class A/(h)/

Lord Abbett Series Fund, Inc. (Lord Abbett Fund)
Lord Abbett Fund Bond Debenture Portfolio Class VC            Lord Abbett Fund Mid Cap Stock Portfolio Class VC
Lord Abbett Fund Fundamental Equity Portfolio Class VC        Lord Abbett Fund Short Duration Portfolio Class VC
Lord Abbett Fund Growth and Income Portfolio Class VC

Morgan Stanley Variable Insurance Fund, Inc./(k)/
Morgan Stanley VIF Global Infrastructure Portfolio II
Class II Shares/(l)/

Neuberger Berman Advisers Management Trust
(Neuberger Berman AMT)
Neuberger Berman AMT Absolute Return Multi-Manager
Fund Portfolio S Class

PIMCO Variable Insurance Trust (PIMCO VIT)
PIMCO VIT All Asset Portfolio Advisor Class                   PIMCO VIT Unconstrained Bond Portfolio Advisor Class
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class

Principal Variable Contracts Funds, Inc. (PVC)
PVC Diversified International Account Class 2                 PVC Real Estate Securities Account Class 2
PVC Equity Income Account Class 2                             PVC SAM Balanced Portfolio Class 2
PVC Government & High Quality Bond Account Class 2            PVC SAM Conservative Balanced Portfolio Class 2
PVC Income Account Class 2                                    PVC SAM Conservative Growth Portfolio Class 2
PVC LargeCap Growth Account Class 2                           PVC SAM Flexible Income Portfolio Class 2
PVC Mid Cap Blend Acct Class 2                                PVC SAM Strategic Growth Portfolio Class 2
PVC Money Market Account Class 2/(bl)/                        PVC Short-Term Income Account Class 2
PVC Principal Capital Appreciation Account Class 2            PVC Small Cap Blend Account Class 2

Seasons Series Trust (SST)/(a)/
SST SA Allocation Balanced Portfolio Class 3/(m)/             SST SA Mult-Managed Large Cap Growth Portfolio Class 3/(s)/
SST SA Allocation Growth Portfolio Class 3/(n)/               SST SA Multi-Managed Mid Cap Growth Portfolio Class 3/(t)/
SST SA Allocation Moderate Growth Portfolio Class 3/(o)/      SST SA Wellington Real Return Portfolio Class 3/(u)/
SST SA Allocation Moderate Portfolio Class 3/(p)/             SST SA Columbia Focused Value Portfolio Class 3
SST Asset Allocation Diversified Growth Portfolio Class 3     SST SA Multi-Managed Mid Cap Value Portfolio Class 3/(v)/
SST SA Mult-Managed Diversified Fixed Income Portfolio        SST SA T. Rowe Price Growth Stock Portfolio Class 3/(w)/
Class 3/(q)/
SST SA Multi-Managed International Equity Portfolio
Class 3/(r)/

SunAmerica Series Trust (SAST)/(a)/
SAST Invesco VCP Value Portfolio Class 3/(x)/                 SAST SA JPMorgan Global Equities Portfolio Class 1/(at)/
SAST SA AB Growth Portfolio Class 1                           SAST SA JPMorgan Global Equities Portfolio Class 3/(at)/
SAST SA AB Growth Portfolio Class 3                           SAST SA JPMorgan MFS Core Bond Portfolio Class 1
SAST SA AB Small & Mid Cap Value Portfolio Class 3/(y)/       SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio             SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1/(au)/
Class 3/(z)/
SAST SA American Funds Global Growth Portfolio                SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3/(au)/
Class 3/(aa)/
SAST SA American Funds Growth Portfolio Class 3/(ab)/         SAST SA Legg Mason BW Large Cap Value Portfolio Class 1
SAST SA American Funds Growth-Income Portfolio
Class 3/(ac)/                                                 SAST SA Legg Mason BW Large Cap Value Portfolio Class 3
SAST SA American Funds VCP Managed Asset Allocation           SAST SA Legg Mason Tactical Opportunities Portfolio
Portfolio Class 3/(ad)/                                       Class 3/(al)/
SAST SA BlackRock VCP Global Multi Asset Portfolio
Class 3/(ae)/                                                 SAST SA MFS Blue Chip Growth Portfolio Class 1/(av)/
SAST SA Boston Company Capital Growth Portfolio
Class 1/(af)/                                                 SAST SA MFS Blue Chip Growth Portfolio Class 3/(av)/
SAST SA Boston Company Capital Growth Portfolio
Class 3/(af)/                                                 SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Columbia Technology Portfolio Class 1/(ag)/           SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Columbia Technology Portfolio Class 3/(ag)/           SAST SA MFS Telecom Utility Portfolio Class 1/(aw)/
SAST SA DFA Ultra Short Bond Portfolio Class 1/(ah)/          SAST SA MFS Telecom Utility Portfolio Class 3/(aw)/
SAST SA DFA Ultra Short Bond Portfolio Class 3/(ah)/          SAST SA MFS Total Return Bond Portfolio Class 1
SAST SA Dogs of Wall Street Portfolio Class 1/(ai)/           SAST SA MFS Total Return Bond Portfolio Class 3
SAST SA Dogs of Wall Street Portfolio Class 3/(ai)/           SAST SA Mid Cap Index Portfolio Class 3/(ak)/
                                                              SAST SA Morgan Stanley International Equities Portfolio
SAST SA Federated Corporate Bond Portfolio Class 1/(aj)/      Class 1/(ax)/
                                                              SAST SA Morgan Stanley International Equities Portfolio
SAST SA Federated Corporate Bond Portfolio Class 3/(aj)/      Class 3/(ax)/
SAST SA Fixed Income Index Portfolio Class 3/(ak)/                    SAST SA Oppenheimer Main Street Large Cap Portfolio
                                                                                                            Class 1/(ay)/

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



 SAST SA Fixed Income Intermediate      SAST SA Oppenheimer Main Street Large
 Index Portfolio Class 3/(al)/          Cap Portfolio Class 3/(ay)/
 SAST SA Franklin Foreign Value         SAST SA PIMCO VCP Tactical Balanced
 Portfolio Class 3/(am)/                Portfolio Class 3/(az)/
 SAST SA Franklin Small Company Value   SAST SA PineBridge High-Yield Bond
 Portfolio Class 3/(an)/                Portfolio Class 1/(ba)/
 SAST SA Goldman Sachs Global Bond      SAST SA PineBridge High-Yield Bond
 Portfolio Class 1/(ao)/                Portfolio Class 3/(ba)/
 SAST SA Goldman Sachs Global Bond      SAST SA Putnam International Growth
 Portfolio Class 3/(ao)/                and Income Portfolio Class 1/(bb)/
 SAST SA Index Allocation 60-40         SAST SA Putnam International Growth
 Portfolio Class 3/(ak)/                and Income Portfolio Class 3/(bb)/
 SAST SA Index Allocation 80-20         SAST SA Pyramis Real Estate Portfolio
 Portfolio Class 3/(ak)/                Class 1/(bc)/
 SAST SA Index Allocation 90-10         SAST SA Pyramis Real Estate Portfolio
 Portfolio Class 3/(ak)/                Class 3/(bc)/
 SAST SA International Index Portfolio  SAST SA Schroder's VCP Global
 Class 3/(ak)/                          Allocation Portfolio Class 3/(bd)/
 SAST SA Invesco Growth Opportunities   SAST SA T. Rowe Price Asset
 Portfolio Class 1/(ap)/                Allocation Growth Portfolio
                                        Class 3/(al)/
 SAST SA Invesco Growth Opportunities   SAST SA T. Rowe Price VCP Balanced
 Portfolio Class 3/(ap)/                Portfolio Class 3
 SAST SA Janus Focused Growth           SAST SA VCP Dynamic Allocation
 Portfolio Class 3                      Portfolio Class 3/(be)/
 SAST SA JPMorgan Balanced Portfolio    SAST SA VCP Dynamic Strategy
 Class 1/(aq)/                          Portfolio Class 3/(bf)/
 SAST SA JPMorgan Balanced Portfolio    SAST SA VCP Index Allocation
 Class 3/(aq)/                          Portfolio Class 3/(al)/
 SAST SA JPMorgan Emerging Markets      SAST SA WellsCap Aggressive Growth
 Portfolio Class 1/(ar)/                Portfolio Class 1/(bg)/
 SAST SA JPMorgan Emerging Markets      SAST SA WellsCap Aggressive Growth
 Portfolio Class 3/(ar)/                Portfolio Class 3/(bg)/
 SAST SA JPMorgan Equity-Income         SAST SA WellsCap Fundamental Growth
 Portfolio Class 1/(as)/                Portfolio Class 1/(bh)/
 SAST SA JPMorgan Equity-Income         SAST SA WellsCap Fundamental Growth
 Portfolio Class 3/(as)/                Portfolio Class 3/(bh)/

 VALIC Company I/(bi)/
 VALIC Company I International          VALIC Company I Small Cap Index Fund
 Equities Index Fund
 VALIC Company I Mid Cap Index Fund     VALIC Company I Stock Index Fund
 VALIC Company I Nasdaq-100 Index Fund

(a) These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.
(b) Formerly AST Asset Allocation Portfolio.
(c) Formerly AST Capital Appreciation Portfolio.
(d) Formerly AST Government and Quality Bond Portfolio.
(e) Formerly AST Growth Portfolio.
(f) Formerly AST Strategic Multi-Asset Portfolio. For the period September 26, 2016 (commencement of operations) to December 31, 2016.
(g) Formerly AST Natural Resources Portfolio.
(h) Fund had no activity during the current year.
(i) For the period August 7, 2017 to December 31, 2017.
(j) For the period October 31, 2017 to December 31, 2017.
(k) On May 1, 2017, Universal Institutional Funds, Inc. and its underlying funds were re-branded to Morgan Stanley Variable Insurance Fund, Inc.
(l) Formerly UIF Global Infrastructure Portfolio.
(m) Formerly SST Allocation Balanced Portfolio.
(n) Formerly SST Allocation Growth Portfolio.
(o) Formerly SST Allocation Moderate Growth Portfolio.
(p) Formerly SST Allocation Moderate Portfolio.
(q) Formerly SST Diversified Fixed Income Portfolio.
(r) Formerly SST International Equity Portfolio.
(s) Formerly SST Large Cap Growth Portfolio.
(t) Formerly SST Mid Cap Growth Portfolio.
(u) Formerly SST Real Return Portfolio.
(v) Formerly SST Mid Cap Value Portfolio.
(w) Formerly SST Stock Portfolio.
(x) Formerly SAST VCP Value Portfolio.
(y) Formerly SAST Small Company Value Portfolio.
(z) Formerly SAST American Funds Asset Allocation Portfolio.
(aa)Formerly SAST American Funds Global Growth Portfolio.
(ab)Formerly SAST American Funds Growth Portfolio.
(ac)Formerly SAST American Funds Growth-Income Portfolio.
(ad)Formerly SAST VCP Managed Asset Allocation SAST Portfolio.
(ae)Formerly SAST BlackRock VCP Global Multi-Asset Portfolio. For the period January 25, 2016 (commencement of operations) to December 31, 2016.
(af)Formerly SAST Capital Growth Portfolio.
(ag)Formerly SAST Technology Portfolio.
(ah)Formerly SAST Ultra Short Bond Portfolio.
(ai)Formerly SAST Dogs of Wall Street Portfolio.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(aj)Formerly SAST Corporate Bond Portfolio.
(ak)For the period February 3, 2017 (commencement of operations) to December 31, 2017.
(al)For the period October 9, 2017 (commencement of operations) to December 31, 2017.
(am)Formerly SAST Foreign Value Portfolio.
(an)Formerly SAST Small Company Value Portfolio.
(ao)Formerly SAST Global Bond Portfolio.
(ap)Formerly SAST Growth Opportunities Portfolio.
(aq)Formerly SAST Balanced Portfolio.
(ar)Formerly SAST Emerging Markets Portfolio.
(as)Formerly SAST Growth-Income Portfolio.
(at)Formerly SAST Global Equities Portfolio.
(au)Formerly SAST Mid-Cap Growth Portfolio.
(av)Formerly SAST Blue Chip Growth Portfolio.
(aw)Formerly SAST Telecom Utility Portfolio.
(ax)Formerly SAST International Diversified Equities Portfolio.
(ay)Formerly SAST Equity Opportunities Portfolio.
(az)Formerly SAST VCP Total Return Balanced Portfolio.
(ba)Formerly SAST High-Yield Bond Portfolio.
(bb)Formerly SAST International Growth and Income Portfolio.
(bc)Formerly SAST Real Estate Portfolio.
(bd)Formerly SAST Schroder's VCP Global Allocation Portfolio.
(be)Formerly SAST Dynamic Allocation Portfolio.
(bf)Formerly SAST Dynamic Strategy Portfolio.
(bg)Formerly SAST Aggressive Growth Portfolio.
(bh)Formerly SAST Fundamental Growth Portfolio.
(bi)VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of the Company, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as investment sub-adviser to certain underlying mutual funds of VALIC Company I.
(bj)For the period May 2, 2016 (commencement of operations) to December 31,
    2016.
(bk)For the period September 26, 2016 (commencement of operations) to December 31, 2016.
(bl)For the period January 1, 2015 to April 8, 2016 (cessation of operations).
(bm)For the period November 27, 2017 (commencement of operations) to December 31, 2017.
(bn)For the period April 29, 2016 (commencement of operations) to December 31, 2017.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

..   Level 1-- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

..   Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other that quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


The Separate Account assets measured at fair value as of December 31, 2017 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2017, and respective hierarchy levels.

4. Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

 Products                                 Separate Account Annual Charges*
 --------                               -------------------------------------
 FSA Advisor                            1.52%
 FSA Polaris                            1.52%
 FSA Polaris Advantage                  1.65% or 1.90%
 FSA Polaris Advantage II               1.30%, 1.55%, 1.90% or 2.15%
 FSA Polaris Choice                     1.52% or 1.72%
 FSA Polaris Choice III                 1.52% or 1.77%
 FSA Polaris Choice IV                  1.65% or 1.90%
 FSA Polaris II                         1.52%
 FSA Polaris II A-Class Platinum Series 0.85%
 FSA Polaris Platinum III               1.15% or 1.55%
 FSA Polaris Platinum O-Series          0.95% or 1.20%
 FSA Polaris Preferred Solution         1.00%, 1.40%, 1.55%, or 1.80%
 FSA Polaris Retirement Protector       1.30%, 1.55% or 1.80%
 FSA WM Diversified Strategies III      1.55% or 1.70%
 Polaris Select Investor                1.10%, 1.35%, 1.40% or 1.70%

* The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $30 to $50 for certain contracts. No contract maintenance charge is assessed under the FSA Advisor contract.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. There are no withdrawal charges under the FSA Advisor contract.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

Premium Based Charge: For certain products, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and the year of receipt, and is deducted from the contract value on a quarterly basis over a period of seven years. The premium based charge is paid to the Company by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The premium based charge ranges from 1.25 percent to 5 percent and is assessed on the Polaris Platinum O-Series contract.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90/th/ day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.25 percent to
0.65 percent. This optional feature is offered under FSA Polaris Advantage, FSA Polaris Choice, FSA Polaris Choice III, FSA Polaris II, FSA Polaris Preferred Solution, and FSA WM Diversified Strategies III contracts.

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

    .  MarketLock, MarketLock for Two and Income Rewards

       The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


       eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

    .  MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

       The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

       The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------- --------------------------------------
MarketLock                             FSA Polaris Advantage                  0.50% to 0.65%
                                       FSA Polaris Choice
                                       FSA Polaris Choice III
                                       FSA Polaris II
                                       FSA Polaris II A-Class Platinum Series
                                       FSA Polaris Preferred Solution
                                       FSA WM Diversified Strategies III
MarketLock for Two                     FSA Polaris Choice                     0.40% prior to the first withdrawal
                                       FSA Polaris Choice III                 0.80% after the first withdrawal
                                       FSA Polaris II
                                       FSA Polaris Preferred Solution
                                       FSA WM Diversified Strategies III
Income Rewards                         FSA Polaris Choice                     0.65% in years zero to seven
                                       FSA Polaris Choice III                 0.45% in years eight to 10
                                       FSA Polaris II
                                       FSA Polaris Preferred Solution
                                       FSA WM Diversified Strategies III
MarketLock for Life                    FSA Polaris Advantage                  0.70% for one covered person
                                       FSA Polaris Choice III                 0.95% for two covered person
                                       FSA Polaris Choice IV
                                       FSA Polaris II
                                       FSA Polaris II A-Class Platinum Series
                                       FSA Polaris Platinum III
                                       FSA Polaris Preferred Solution
MarketLock for Life Plus               FSA Polaris Advantage                  0.65% to 0.95% for one covered person
                                       FSA Polaris Choice III                 0.90% to 1.25% for two covered person
                                       FSA Polaris II

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                       FSA Polaris II A-Class Platinum Series
                                       FSA Polaris Platinum III
                                       FSA Polaris Preferred Solution
MarketLock Income Plus                 FSA Polaris Advantage                  0.85% to 1.10% for one covered person
                                       FSA Polaris Choice III                 1.10% to 1.35% for two covered person
                                       FSA Polaris II
                                       FSA Polaris II A-Class Platinum Series
                                       FSA Polaris Platinum III
                                       FSA Polaris Preferred Solution

Polaris Income Plus and Polaris Income Builder Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  --------------------------------------
Polaris Income Plus                    FSA Polaris Advantage                  0.60% to 2.20% for one covered person
                                       FSA Polaris Advantage II               0.60% to 2.70% for two covered
                                                                              persons
                                       FSA Polaris Choice III
                                       FSA Polaris Choice IV
                                       FSA Polaris Platinum III
                                       FSA Polaris Platinum O-Series
                                       FSA Polaris Preferred Solution
                                       FSA Polaris Retirement Protector
Polaris Income Builder                 FSA Polaris Advantage                  0.60% to 2.20% for one covered person
                                       FSA Polaris Advantage II               0.60% to 2.70% for two covered
                                                                              persons
                                       FSA Polaris Choice III
                                       FSA Polaris Choice IV
                                       FSA Polaris Platinum III
                                       FSA Polaris Preferred Solution

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


5. Purchases and Sales of Investments

For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                         Cost of   Proceeds from
Sub-accounts                                                            Purchases      Sales
------------                                                           ----------- -------------
American Funds Asset Allocation Fund Class 2                           $   134,120  $   161,745
American Funds Asset Allocation Portfolio Class 4                          114,421        1,204
American Funds Bond Class 4                                                  6,808          585
American Funds Global Bond Class 4                                             288          487
American Funds Global Growth Fund Class 2                                  282,201    1,509,096
American Funds Global Growth Portfolio Class 4                              24,763        4,972
American Funds Growth Fund Class 2                                         743,577    1,588,926
American Funds Growth Portfolio Class 4                                     76,288          206
American Funds Growth-Income Fund Class 2                                  712,510    1,896,440
American Funds Growth-Income Portfolio Class 4                              71,867        4,420
American Funds Insurance Series Capital Income Builder Class 4              32,995        4,942
AST SA BlackRock Multi-Asset Income Portfolio Class 3                      698,826       72,343
AST SA Edge Asset Allocation Portfolio Class 1                             522,591      973,289
AST SA Edge Asset Allocation Portfolio Class 3                           1,331,006    1,155,942
AST SA Wellington Capital Appreciation Portfolio Class 1                   732,987    1,107,226
AST SA Wellington Capital Appreciation Portfolio Class 3                 8,136,028   10,345,756
AST SA Wellington Government and Quality Bond Portfolio Class 1            114,661      376,501
AST SA Wellington Government and Quality Bond Portfolio Class 3         11,378,467   11,438,856
AST SA Wellington Growth Portfolio Class 1                                  79,623      389,257
AST SA Wellington Growth Portfolio Class 3                                 162,784    1,082,845
AST SA Wellington Multi-Asset Income Portfolio Class 3                     721,141       17,998
AST SA Wellington Natural Resources Portfolio Class 1                       52,349       96,182
AST SA Wellington Natural Resources Portfolio Class 3                      815,751    1,451,001
BlackRock Global Allocation V.I. Fund Class III                             10,037          735
BlackRock iShares Alternative Strategies V.I. Fund Class III                27,911        1,565
BlackRock iShares Dynamic Allocation V.I. Fund Class III                    13,196          173
BlackRock iShares Dynamic Fixed Income V.I. Fund Class III                   4,838        1,137
Columbia VP Income Opportunities Fund Class 1                               35,856        5,936
Columbia VP Large Cap Growth Fund Class 1                                       --       85,741
Columbia VP Limited Duration Credit Fund Class 2                             4,569           96
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2                  836,574      619,679
FTVIP Franklin Income VIP Fund Class 2                                   3,574,984    3,248,398
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2                     77,158          201
FTVIP Franklin Rising Dividends VIP Fund Class 2                             2,783          255
FTVIP Franklin Strategic Income VIP Fund Class 2                             2,667          294
FTVIP Templeton Global Bond VIP Fund Class 2                                   253           28
Goldman Sachs VIT Global Trends Allocation Fund Service Class               12,952            6
Goldman Sachs VIT Government Money Market Fund Service Class             5,538,955    3,978,036
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class       12,042        1,091
Goldman Sachs VIT Strategic Income Fund Advisor Class                        3,247           64
Invesco V.I. American Franchise Fund Series II                             179,915       94,653
Invesco V.I. Balanced-Risk Allocation Fund Series II                         4,399        2,862
Invesco V.I. Comstock Fund Series II                                     2,851,872    3,852,862
Invesco V.I. Equity and Income Fund Series II                               26,540           52
Invesco V.I. Growth and Income Fund Series II                            3,659,328    5,560,529
Lord Abbett Fund Bond Debenture Portfolio Class VC                          55,416        1,407
Lord Abbett Fund Fundamental Equity Portfolio Class VC                      16,527           79
Lord Abbett Fund Growth and Income Portfolio Class VC                    2,192,826    2,430,426
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                          110,602        9,022

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             Cost of    Proceeds
Sub-accounts                                                                Purchases  from Sales
------------                                                               ----------- ----------
Lord Abbett Fund Short Duration Portfolio Class VC                         $   157,049 $   65,403
Morgan Stanley VIF Global Infrastructure Portfolio II Class II Shares           35,821      1,767
Neuberger Berman AMT Absolute Return Multi-Manager Fund Portfolio S Class       10,625        939
PIMCO VIT All Asset Portfolio Advisor Class                                        574        175
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class                          1,218      1,194
PIMCO VIT Unconstrained Bond Portfolio Advisor Class                             7,779        639
PVC Diversified International Account Class 2                                    3,222     63,894
PVC Equity Income Account Class 2                                               31,566     44,802
PVC Government & High Quality Bond Account Class 2                                  22         12
PVC Income Account Class 2                                                       1,495     32,283
PVC LargeCap Growth Account Class 2                                                 27        611
PVC Mid Cap Blend Acct Class 2                                                  55,229     82,564
PVC Principal Capital Appreciation Account Class 2                               1,750     40,165
PVC Real Estate Securities Account Class 2                                       1,416        196
PVC SAM Balanced Portfolio Class 2                                             309,867    498,671
PVC SAM Conservative Balanced Portfolio Class 2                                  1,293      9,799
PVC SAM Conservative Growth Portfolio Class 2                                   40,435     82,682
PVC SAM Flexible Income Portfolio Class 2                                        4,615     45,215
PVC SAM Strategic Growth Portfolio Class 2                                      13,169     28,778
PVC Short-Term Income Account Class 2                                            3,463      1,009
PVC Small Cap Blend Account Class 2                                                 35        522
SST SA Allocation Balanced Portfolio Class 3                                 7,029,265  7,875,611
SST SA Allocation Growth Portfolio Class 3                                   1,478,125    744,561
SST SA Allocation Moderate Growth Portfolio Class 3                          3,452,752  2,303,035
SST SA Allocation Moderate Portfolio Class 3                                 3,988,655  5,385,669
SST Asset Allocation Diversified Growth Portfolio Class 3                    1,587,697     62,994
SST SA Mult-Managed Diversified Fixed Income Portfolio Class 3                  63,447      2,041
SST SA Multi-Managed International Equity Portfolio Class 3                     18,019      2,318
SST SA Mult-Managed Large Cap Growth Portfolio Class 3                          29,361      2,388
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3                            1,661         39
SST SA Wellington Real Return Portfolio Class 3                              6,852,205  4,951,470
SST SA Columbia Focused Value Portfolio Class 3                                  1,448         39
SST SA Multi-Managed Mid Cap Value Portfolio Class 3                             5,224      1,271
SST SA T. Rowe Price Growth Stock Portfolio Class 3                                765      3,192
SAST Invesco VCP Value Portfolio Class 3                                    38,161,914  4,890,004
SAST SA AB Growth Portfolio Class 1                                            738,387  1,399,248
SAST SA AB Growth Portfolio Class 3                                          1,278,615  1,683,418
SAST SA AB Small & Mid Cap Value Portfolio Class 3                           5,146,984  5,271,147
SAST SA American Funds Asset Allocation Portfolio Class 3                   17,731,456  2,853,607
SAST SA American Funds Global Growth Portfolio Class 3                       3,706,897  5,809,534
SAST SA American Funds Growth Portfolio Class 3                              3,464,837  3,670,849
SAST SA American Funds Growth-Income Portfolio Class 3                       4,226,818  2,704,055
SAST SA American Funds VCP Managed Asset Allocation Portfolio Class 3       32,437,960  5,271,700
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3                  22,822,355  2,113,799
SAST SA Boston Company Capital Growth Portfolio Class 1                          3,753     28,067
SAST SA Boston Company Capital Growth Portfolio Class 3                        213,098    735,263
SAST SA Columbia Technology Portfolio Class 1                                  106,351     53,700
SAST SA Columbia Technology Portfolio Class 3                                  971,762    898,249
SAST SA DFA Ultra Short Bond Portfolio Class 1                                  18,592    103,297
SAST SA DFA Ultra Short Bond Portfolio Class 3                               4,318,914  2,867,258
SAST SA Dogs of Wall Street Portfolio Class 1                                  254,320    261,480
SAST SA Dogs of Wall Street Portfolio Class 3                                2,530,527  1,489,609
SAST SA Federated Corporate Bond Portfolio Class 1                             323,190    633,255
SAST SA Federated Corporate Bond Portfolio Class 3                          12,623,087  9,936,100

                                                                    Cost of   Proceeds from
Sub-accounts                                                       Purchases      Sales
------------                                                      ----------- -------------
SAST SA Fixed Income Index Portfolio Class 3                      $    51,699  $       121
SAST SA Fixed Income Intermediate Index Portfolio Class 3               4,011           10
SAST SA Franklin Foreign Value Portfolio Class 3                    2,309,189    5,672,329
SAST SA Franklin Small Company Value Portfolio Class 3              3,366,798    5,906,288
SAST SA Goldman Sachs Global Bond Portfolio Class 1                   239,733       95,934
SAST SA Goldman Sachs Global Bond Portfolio Class 3                 6,443,298    3,977,621
SAST SA Index Allocation 60-40 Portfolio Class 3                    2,767,426      167,064
SAST SA Index Allocation 80-20 Portfolio Class 3                    9,327,837      170,587
SAST SA Index Allocation 90-10 Portfolio Class 3                   12,459,748      596,099
SAST SA International Index Portfolio Class 3                           4,014           14
SAST SA Invesco Growth Opportunities Portfolio Class 1                 24,349       53,755
SAST SA Invesco Growth Opportunities Portfolio Class 3                991,207    2,273,896
SAST SA Janus Focused Growth Portfolio Class 3                        618,460    1,243,752
SAST SA JPMorgan Balanced Portfolio Class 1                           292,108      309,721
SAST SA JPMorgan Balanced Portfolio Class 3                         8,610,528    7,519,957
SAST SA JPMorgan Emerging Markets Portfolio Class 1                   103,374      232,682
SAST SA JPMorgan Emerging Markets Portfolio Class 3                   694,522    2,131,013
SAST SA JPMorgan Equity-Income Portfolio Class 1                      556,588    1,187,260
SAST SA JPMorgan Equity-Income Portfolio Class 3                    2,802,848    2,887,937
SAST SA JPMorgan Global Equities Portfolio Class 1                     85,790      202,204
SAST SA JPMorgan Global Equities Portfolio Class 3                    150,516      287,560
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                      297,608      119,864
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                   13,623,550   10,152,495
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                     143,654      202,202
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                   1,160,659    1,748,055
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1               697,820    2,169,797
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3             2,384,087    4,924,062
SAST SA Legg Mason Tactical Opportunities Portfolio Class 3            36,440           45
SAST SA MFS Blue Chip Growth Portfolio Class 1                        142,189      115,317
SAST SA MFS Blue Chip Growth Portfolio Class 3                      1,010,062    1,519,461
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1           139,769      209,644
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3         2,207,358    4,468,632
SAST SA MFS Telecom Utility Portfolio Class 1                          28,481       84,469
SAST SA MFS Telecom Utility Portfolio Class 3                         208,400      330,194
SAST SA MFS Total Return Bond Portfolio Class 1                       321,583      550,966
SAST SA MFS Total Return Bond Portfolio Class 3                     4,471,537    2,683,311
SAST SA Mid Cap Index Portfolio Class 3                                 1,189            1
SAST SA Morgan Stanley International Equities Portfolio Class 1        78,195      269,277
SAST SA Morgan Stanley International Equities Portfolio Class 3       755,686    1,782,950
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1            76,476      136,763
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3           563,968      651,927
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3              23,146,045    4,630,086
SAST SA PineBridge High-Yield Bond Portfolio Class 1                  212,187      222,633
SAST SA PineBridge High-Yield Bond Portfolio Class 3                2,607,453    2,174,865
SAST SA Putnam International Growth and Income Portfolio Class 1       76,161      159,163
SAST SA Putnam International Growth and Income Portfolio Class 3      369,011    2,295,302
SAST SA Pyramis Real Estate Portfolio Class 1                         250,073      318,755
SAST SA Pyramis Real Estate Portfolio Class 3                       3,502,852    2,628,713
SAST SA Schroder's VCP Global Allocation Portfolio Class 3         21,738,315    1,811,127
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3       143,559           51
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3               41,811,796    4,178,431
SAST SA VCP Dynamic Allocation Portfolio Class 3                   66,653,564   92,726,726
SAST SA VCP Dynamic Strategy Portfolio Class 3                     38,938,209   52,319,933
SAST SA VCP Index Allocation Portfolio Class 3                        749,455        2,373

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)


                                                          Cost of   Proceeds
  Sub-accounts                                           Purchases from Sales
  ------------                                           --------- ----------
  SAST SA WellsCap Aggressive Growth Portfolio Class 1   $ 34,315  $  197,412
  SAST SA WellsCap Aggressive Growth Portfolio Class 3    108,433     550,578
  SAST SA WellsCap Fundamental Growth Portfolio Class 1   114,658     154,874
  SAST SA WellsCap Fundamental Growth Portfolio Class 3   357,666   1,258,551
  VALIC Company I International Equities Index Fund        37,866       5,781
  VALIC Company I Mid Cap Index Fund                      396,802      37,664
  VALIC Company I Nasdaq-100 Index Fund                   116,913       9,185
  VALIC Company I Small Cap Index Fund                     53,866       5,514
  VALIC Company I Stock Index Fund                        283,153      93,747

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)


6. Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2017, follows:

                                                       December 31, 2017
                                            --------------------------------------------

                                                      Unit Value ($)/(a)/      Net
                                            --------- ------------------- --------------

Sub-accounts                                  Units   Lowest    Highest   Assets ($)/(b)/
------------                                --------- ------    -------   --------------
American Funds Asset Allocation Fund
  Class 2                                      71,216 29.92      31.25       2,223,843
American Funds Asset Allocation Portfolio
  Class 4                                      13,847            12.17         168,535
American Funds Bond Class 4                     3,873            10.19          39,452
American Funds Global Bond Class 4              2,923            10.15          29,679
American Funds Global Growth Fund
  Class 2                                     136,091 41.91      47.84       6,054,456
American Funds Global Growth Portfolio
  Class 4                                      21,149 12.33      12.40         260,743
American Funds Growth Fund Class 2            156,712 41.27      47.11       6,758,981
American Funds Growth Portfolio Class 4         5,902            13.44          79,309
American Funds Growth-Income Fund
  Class 2                                     234,473 33.72      38.51       8,337,919
American Funds Growth-Income Portfolio
  Class 4                                      24,433 12.72      12.80         312,174
American Funds Insurance Series Capital
  Income Builder Class 4                       11,239 10.47      11.02         120,964
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                            80,961 10.78      11.74         959,308
AST SA Edge Asset Allocation Portfolio
  Class 1                                      70,678            44.10       3,117,191
AST SA Edge Asset Allocation Portfolio
  Class 3                                     147,760 17.19      25.15       3,764,870
AST SA Wellington Capital Appreciation
  Portfolio Class 1                            72,525           125.11       9,073,551
AST SA Wellington Capital Appreciation
  Portfolio Class 3                           529,475 28.55      42.36      25,313,415
AST SA Wellington Government and
  Quality Bond Portfolio Class 1              106,872            21.55       2,302,872
AST SA Wellington Government and
  Quality Bond Portfolio Class 3            2,558,786 11.52      17.74      37,195,801
AST SA Wellington Growth Portfolio
  Class 1                                      56,489            60.19       3,400,283
AST SA Wellington Growth Portfolio
  Class 3                                     142,258 17.80      23.15       5,489,659
AST SA Wellington Multi-Asset Income
  Portfolio Class 3                            64,125 11.32      11.38         728,261
AST SA Wellington Natural Resources
  Portfolio Class 1                            22,175            44.39         984,414
AST SA Wellington Natural Resources
  Portfolio Class 3                           238,158  8.91       9.57       3,947,258
BlackRock Global Allocation V.I. Fund
  Class III                                     5,539 10.87      11.21          60,756
BlackRock iShares Alternative Strategies
  V.I. Fund Class III                           6,830 10.72      11.60          75,778
BlackRock iShares Dynamic Allocation V.I.
  Fund Class III                                2,282 11.02      11.40          25,576
BlackRock iShares Dynamic Fixed Income
  V.I. Fund Class III                           3,217            10.25          32,981
Columbia VP Income Opportunities Fund
  Class 1                                       5,497 25.10      26.16         140,349
Columbia VP Large Cap Growth Fund
  Class 1                                      33,703 13.14      13.20         444,482
Columbia VP Limited Duration Credit Fund
  Class 2                                       1,183             9.98          11,806
FTVIP Franklin Founding Funds Allocation
  VIP Fund Class 2                            256,021 13.71      15.22       3,645,810
FTVIP Franklin Income VIP Fund Class 2      1,026,792 14.39      16.01      15,530,400
FTVIP Franklin Mutual Global Discovery
  VIP Fund Class 2                              7,242            10.67          77,270
FTVIP Franklin Rising Dividends VIP Fund
  Class 2                                         625            12.91           8,063
FTVIP Franklin Strategic Income VIP Fund
  Class 2                                       2,492 10.10      10.33          25,549
FTVIP Templeton Global Bond VIP Fund
  Class 2                                         160             9.62           1,541
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class                 1,176            10.95          12,880
Goldman Sachs VIT Government Money
  Market Fund Service Class                   233,020  9.74       9.86       2,289,243
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class          5,605             9.26          51,886
Goldman Sachs VIT Strategic Income Fund
  Advisor Class                                   863             9.12           7,870
Invesco V.I. American Franchise Fund
  Series II                                    55,494 22.30      23.40       1,228,143
Invesco V.I. Balanced-Risk Allocation Fund
  Series II                                       626 10.67      11.53           6,966
Invesco V.I. Comstock Fund Series II          772,891 17.97      27.58      16,397,707
Invesco V.I. Equity and Income Fund Series
  II                                            2,323            11.75          27,310
Invesco V.I. Growth and Income Fund
  Series II                                 1,137,787 18.20      30.51      25,939,361
Lord Abbett Fund Bond Debenture Portfolio
  Class VC                                      7,136 11.24      11.70          81,133
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                            1,708            12.60          21,512
Lord Abbett Fund Growth and Income
  Portfolio Class VC                          588,039 15.40      23.57      11,076,720
Lord Abbett Fund Mid Cap Stock Portfolio
  Class VC                                      9,317 25.11      26.24         240,502
Lord Abbett Fund Short Duration Portfolio
  Class VC                                     19,015 10.02      10.24         193,771
Morgan Stanley VIF Global Infrastructure
  Portfolio II Class II Shares                  7,167 10.13      10.90          75,336
Neuberger Berman AMT Absolute Return
  Multi-Manager Fund Portfolio S Class          4,223             9.64          40,721
PIMCO VIT All Asset Portfolio Advisor
  Class                                         1,197            11.02          13,188
PIMCO VIT Emerging Markets Bond
  Portfolio Advisor Class                       2,162            11.23          24,281
PIMCO VIT Unconstrained Bond Portfolio
  Advisor Class                                 2,690            10.31          27,747
PVC Diversified International Account
  Class 2                                       4,570  8.59       8.82          39,527
PVC Equity Income Account Class 2              18,928 18.39      18.84         353,140
PVC Government & High Quality Bond
  Account Class 2                                  73  7.92       8.11             585
PVC Income Account Class 2                      3,261 10.29      10.53          33,555
PVC LargeCap Growth Account Class 2             1,413            13.76          19,454
PVC Mid Cap Blend Acct Class 2                 35,050 24.26      24.76         852,013
PVC Principal Capital Appreciation
  Account Class 2                               7,071 24.46      25.06         174,285
PVC Real Estate Securities Account Class 2        396            33.24          13,159

                                              For the Year Ended December 31, 2017
                                            ----------------------------------------
                                            Investment    Expense         Total
                                              Income   Ratio (%)/(d)/ Return (%)/(e)/
                                            ---------- -------------- --------------
                                              Ratio
Sub-accounts                                 (%)/(c)/  Lowest Highest Lowest  Highest
------------                                ---------- ------ ------- ------  -------
American Funds Asset Allocation Fund
  Class 2                                      1.53     0.85   1.20    14.85   15.25
American Funds Asset Allocation Portfolio
  Class 4                                      1.75            1.20            14.53
American Funds Bond Class 4                    2.02            1.20             2.06
American Funds Global Bond Class 4             0.37            1.20             5.36
American Funds Global Growth Fund
  Class 2                                      0.63     0.85   1.72    29.24   30.36
American Funds Global Growth Portfolio
  Class 4                                      0.61     0.95   1.20    29.56   29.88
American Funds Growth Fund Class 2             0.49     0.85   1.72    26.11   27.21
American Funds Growth Portfolio Class 4        0.32            1.20            26.46
American Funds Growth-Income Fund
  Class 2                                      1.32     0.85   1.72    20.30   21.35
American Funds Growth-Income Portfolio
  Class 4                                      1.38     0.95   1.20    20.62   20.93
American Funds Insurance Series Capital
  Income Builder Class 4                       2.42     1.10   1.70    10.76   11.42
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                            2.50     1.10   1.55     4.52    4.99
AST SA Edge Asset Allocation Portfolio
  Class 1                                      2.79            1.52            12.04
AST SA Edge Asset Allocation Portfolio
  Class 3                                      2.43     0.85   1.90    11.34   12.51
AST SA Wellington Capital Appreciation
  Portfolio Class 1                            0.00            1.52            30.78
AST SA Wellington Capital Appreciation
  Portfolio Class 3                            0.00     0.85   2.15    29.64   31.33
AST SA Wellington Government and
  Quality Bond Portfolio Class 1               1.79            1.52             1.39
AST SA Wellington Government and
  Quality Bond Portfolio Class 3               1.60     0.85   2.15     0.57    1.88
AST SA Wellington Growth Portfolio
  Class 1                                      1.15            1.52            17.98
AST SA Wellington Growth Portfolio
  Class 3                                      0.92     0.85   1.90    17.24   18.48
AST SA Wellington Multi-Asset Income
  Portfolio Class 3                            0.17     1.15   1.55    14.28   14.74
AST SA Wellington Natural Resources
  Portfolio Class 1                            2.49            1.52            13.33
AST SA Wellington Natural Resources
  Portfolio Class 3                            2.19     0.85   1.90    12.62   13.81
BlackRock Global Allocation V.I. Fund
  Class III                                    1.33     1.10   1.40    12.13   12.47
BlackRock iShares Alternative Strategies
  V.I. Fund Class III                          3.10     1.10   1.70    10.56   11.22
BlackRock iShares Dynamic Allocation V.I.
  Fund Class III                               2.30     1.10   1.40    13.13   13.47
BlackRock iShares Dynamic Fixed Income
  V.I. Fund Class III                          1.91            1.10             2.47
Columbia VP Income Opportunities Fund
  Class 1                                      5.69     1.52   1.77     4.69    4.96
Columbia VP Large Cap Growth Fund
  Class 1                                      0.00     1.52   1.77   -27.93   25.90
Columbia VP Limited Duration Credit Fund
  Class 2                                      1.67            1.10             0.69
FTVIP Franklin Founding Funds Allocation
  VIP Fund Class 2                             2.79     0.85   1.90     9.88   11.03
FTVIP Franklin Income VIP Fund Class 2         4.07     0.85   1.90     7.62    8.75
FTVIP Franklin Mutual Global Discovery
  VIP Fund Class 2                             0.35            1.20             7.31
FTVIP Franklin Rising Dividends VIP Fund
  Class 2                                      1.34            1.20            19.12
FTVIP Franklin Strategic Income VIP Fund
  Class 2                                      3.05     1.10   1.40     3.11    3.42
FTVIP Templeton Global Bond VIP Fund
  Class 2                                      0.00            1.20             0.71
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class                0.15            1.10            11.88
Goldman Sachs VIT Government Money
  Market Fund Service Class                    0.65     1.15   1.90    -1.38   -0.64
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class         2.20            1.40             3.69
Goldman Sachs VIT Strategic Income Fund
  Advisor Class                                0.69            1.10            -3.39
Invesco V.I. American Franchise Fund
  Series II                                    0.00     0.85   1.90    24.64   25.95
Invesco V.I. Balanced-Risk Allocation Fund
  Series II                                    3.47     1.10   1.70     7.99    8.63
Invesco V.I. Comstock Fund Series II           1.95     0.85   2.15    15.08   16.58
Invesco V.I. Equity and Income Fund Series
  II                                           0.00            1.20             9.46
Invesco V.I. Growth and Income Fund
  Series II                                    1.30     0.85   2.15    11.62   13.07
Lord Abbett Fund Bond Debenture Portfolio
  Class VC                                     6.14     1.10   1.20     7.91    8.02
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                           1.15            1.10            11.35
Lord Abbett Fund Growth and Income
  Portfolio Class VC                           1.30     0.85   2.15    10.98   12.42
Lord Abbett Fund Mid Cap Stock Portfolio
  Class VC                                     0.73     0.85   1.20     5.56    5.93
Lord Abbett Fund Short Duration Portfolio
  Class VC                                     4.39     1.10   1.70     0.47    1.07
Morgan Stanley VIF Global Infrastructure
  Portfolio II Class II Shares                 2.08     1.10   1.70    10.65   11.32
Neuberger Berman AMT Absolute Return
  Multi-Manager Fund Portfolio S Class         0.00            1.40             5.20
PIMCO VIT All Asset Portfolio Advisor
  Class                                        4.60            1.40            11.81
PIMCO VIT Emerging Markets Bond
  Portfolio Advisor Class                      5.13            1.10             8.57
PIMCO VIT Unconstrained Bond Portfolio
  Advisor Class                                1.74            1.40             3.45
PVC Diversified International Account
  Class 2                                      1.12     1.55   1.70    26.63   26.82
PVC Equity Income Account Class 2              1.93     1.55   1.70    18.74   18.92
PVC Government & High Quality Bond
  Account Class 2                              3.75     1.55   1.70    -0.20   -0.05
PVC Income Account Class 2                     3.03     1.55   1.70     3.11    3.26
PVC LargeCap Growth Account Class 2            0.16            1.55            32.48
PVC Mid Cap Blend Acct Class 2                 0.32     1.55   1.70    23.09   23.27
PVC Principal Capital Appreciation
  Account Class 2                              0.98     1.55   1.70    18.44   18.61
PVC Real Estate Securities Account Class 2     1.48            1.55             7.27

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)


                                                     December 31, 2017
                                          ---------------------------------------------

                                                     Unit Value ($)/(a)/      Net
                                          ---------- ------------------- --------------

Sub-accounts                                Units    Lowest    Highest   Assets ($)/(b)/
------------                              ---------- ------    -------   --------------
PVC SAM Balanced Portfolio Class 2           439,510 15.56      16.22       6,943,462
PVC SAM Conservative Balanced
  Portfolio Class 2                            3,245 10.97      14.94          36,481
PVC SAM Conservative Growth Portfolio
  Class 2                                     39,077 17.15      17.55         683,059
PVC SAM Flexible Income Portfolio
  Class 2                                      9,290 11.81      12.09         110,698
PVC SAM Strategic Growth Portfolio
  Class 2                                     17,002 19.05      19.51         330,426
PVC Short-Term Income Account Class 2          6,179  7.24       7.40          45,697
PVC Small Cap Blend Account Class 2            1,752            13.37          23,430
SST SA Allocation Balanced Portfolio
  Class 3                                    947,174 14.87      16.11      14,718,638
SST SA Allocation Growth Portfolio
  Class 3                                    188,198 16.44      17.88       3,244,628
SST SA Allocation Moderate Growth
  Portfolio Class 3                          725,496 15.47      16.80      11,654,394
SST SA Allocation Moderate Portfolio
  Class 3                                    884,154 15.08      16.21      14,100,179
SST Asset Allocation Diversified Growth
  Portfolio Class 3                          124,538 12.13      12.19       1,514,972
SST SA Mult-Managed Diversified Fixed
  Income Portfolio Class 3                     9,650 10.23      10.41          99,619
SST SA Multi-Managed International
  Equity Portfolio Class 3                     4,648 11.33      11.39          52,769
SST SA Mult-Managed Large Cap Growth
  Portfolio Class 3                            3,177 13.14      13.91          43,359
SST SA Multi-Managed Mid Cap Growth
  Portfolio Class 3                              337            13.42           4,521
SST SA Wellington Real Return Portfolio
  Class 3                                  1,931,497 10.81      12.12      21,976,277
SST SA Columbia Focused Value
  Portfolio Class 3                              332            13.94           4,631
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                            2,406            12.49          30,043
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                              258            12.93           3,335
SAST Invesco VCP Value Portfolio
  Class 3                                 12,345,151 12.85      13.59     163,931,158
SAST SA AB Growth Portfolio Class 1          120,117            79.95       9,603,490
SAST SA AB Growth Portfolio Class 3          165,672 20.66      23.98       7,691,545
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                          862,289 22.20      23.88      24,483,204
SAST SA American Funds Asset
  Allocation Portfolio Class 3             1,486,611 14.04      17.01      26,685,638
SAST SA American Funds Global Growth
  Portfolio Class 3                        1,030,416 15.59      19.68      21,327,118
SAST SA American Funds Growth
  Portfolio Class 3                          777,619 17.40      20.42      16,736,388
SAST SA American Funds Growth-
  Income Portfolio Class 3                   785,082 16.55      18.66      15,342,992
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3      10,950,021 13.44      14.17     153,040,305
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3                  5,847,458 11.32      11.54      67,170,399
SAST SA Boston Company Capital
  Growth Portfolio Class 1                    19,664            14.25         280,300
SAST SA Boston Company Capital
  Growth Portfolio Class 3                   172,710 15.22      17.44       2,578,276
SAST SA Columbia Technology Portfolio
  Class 1                                     52,906             6.11         323,045
SAST SA Columbia Technology Portfolio
  Class 3                                    279,806  6.20      25.34       3,172,910
SAST SA DFA Ultra Short Bond Portfolio
  Class 1                                    102,824            11.88       1,221,883
SAST SA DFA Ultra Short Bond Portfolio
  Class 3                                  1,352,882  8.35      10.69      12,867,421
SAST SA Dogs of Wall Street Portfolio
  Class 1                                     45,832            30.99       1,420,150
SAST SA Dogs of Wall Street Portfolio
  Class 3                                    332,992 24.09      38.41       8,463,544
SAST SA Federated Corporate Bond
  Portfolio Class 1                           72,713            31.29       2,274,978
SAST SA Federated Corporate Bond
  Portfolio Class 3                        2,552,285 16.40      26.90      49,823,787
SAST SA Fixed Income Index Portfolio
  Class 3                                      5,160 10.01      10.02          51,675
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                        404             9.91           4,003
SAST SA Franklin Foreign Value Portfolio
  Class 3                                  1,638,818 11.39      12.91      24,104,772
SAST SA Franklin Small Company Value
  Portfolio Class 3                          565,091 18.22      19.16      10,460,782
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                           44,259            22.74       1,006,378
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                        1,609,286 11.74      17.70      21,589,068
SAST SA Index Allocation 60-40 Portfolio
  Class 3                                    247,250 10.97      11.01       2,717,199
SAST SA Index Allocation 80-20 Portfolio
  Class 3                                    844,810 11.27      11.31       9,544,053
SAST SA Index Allocation 90-10 Portfolio
  Class 3                                  1,077,272 11.44      11.48      12,344,776
SAST SA International Index Portfolio
  Class 3                                        387            10.34           4,001
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                           30,268            11.63         351,909
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                          544,261 12.15      20.47       8,586,319
SAST SA Janus Focused Growth Portfolio
  Class 3                                    262,349 18.87      20.06       5,342,729
SAST SA JPMorgan Balanced Portfolio
  Class 1                                     98,903            28.44       2,813,079
SAST SA JPMorgan Balanced Portfolio
  Class 3                                    734,399 17.17      17.70      13,538,398
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                           65,328            22.52       1,471,271
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                          453,299 12.72      29.40       7,702,069
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                          127,921            60.17       7,697,607
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                          499,776 18.65      20.60      10,734,698
SAST SA JPMorgan Global Equities
  Portfolio Class 1                           40,106            34.08       1,366,708
SAST SA JPMorgan Global Equities
  Portfolio Class 3                          107,853 14.28      14.66       2,239,833
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                           50,420            29.50       1,487,146
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                        3,559,165 13.22      21.28      55,503,550
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                           80,674            25.24       2,035,821
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                          321,553 21.53      23.39       7,784,279
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1                    187,691            69.68      13,078,765
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3                    710,185 17.87      29.18      21,777,831
SAST SA Legg Mason Tactical
  Opportunities Portfolio Class 3              3,601 10.28      10.29          37,027
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                           55,712            12.83         715,022
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                          404,083 12.91      20.03       7,011,959
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                     56,319            48.03       2,704,926

                                            For the Year Ended December 31, 2017
                                          ----------------------------------------
                                          Investment    Expense         Total
                                            Income   Ratio (%)/(d)/ Return (%)/(e)/
                                          ---------- -------------- --------------
                                            Ratio
Sub-accounts                               (%)/(c)/  Lowest Highest Lowest  Highest
------------                              ---------- ------ ------- ------  -------
PVC SAM Balanced Portfolio Class 2           1.94     1.52   1.77   12.87    13.15
PVC SAM Conservative Balanced
  Portfolio Class 2                          2.32     1.55   1.77    9.20     9.44
PVC SAM Conservative Growth Portfolio
  Class 2                                    1.39     1.55   1.70   17.45    17.63
PVC SAM Flexible Income Portfolio
  Class 2                                    2.83     1.55   1.70    6.32     6.47
PVC SAM Strategic Growth Portfolio
  Class 2                                    1.29     1.55   1.70   19.90    20.08
PVC Short-Term Income Account Class 2        1.80     1.55   1.70    0.07     0.22
PVC Small Cap Blend Account Class 2          0.15            1.55            10.84
SST SA Allocation Balanced Portfolio
  Class 3                                    1.56     1.15   1.90    8.45     9.27
SST SA Allocation Growth Portfolio
  Class 3                                    1.10     1.15   1.90   15.61    16.48
SST SA Allocation Moderate Growth
  Portfolio Class 3                          1.44     1.15   1.90   12.98    13.83
SST SA Allocation Moderate Portfolio
  Class 3                                    1.43     1.30   2.15   10.88    11.83
SST Asset Allocation Diversified Growth
  Portfolio Class 3                          2.39     1.15   1.55   17.65    18.12
SST SA Mult-Managed Diversified Fixed
  Income Portfolio Class 3                   2.78     1.10   1.40    2.29     2.60
SST SA Multi-Managed International
  Equity Portfolio Class 3                   2.36     1.10   1.40   24.66    25.04
SST SA Mult-Managed Large Cap Growth
  Portfolio Class 3                          0.40     1.10   1.40   25.61    25.99
SST SA Multi-Managed Mid Cap Growth
  Portfolio Class 3                          0.00            1.10            24.62
SST SA Wellington Real Return Portfolio
  Class 3                                    2.22     0.85   2.15   -0.23     1.07
SST SA Columbia Focused Value
  Portfolio Class 3                          1.63            1.10            20.07
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                          1.09            1.10            11.40
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                          0.00            1.70            30.65
SAST Invesco VCP Value Portfolio
  Class 3                                    0.90     0.95   2.15    7.66     8.95
SAST SA AB Growth Portfolio Class 1          0.04            1.52            30.01
SAST SA AB Growth Portfolio Class 3          0.00     0.85   1.90   29.20    30.56
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                          0.14     0.85   2.15   10.41    11.85
SAST SA American Funds Asset
  Allocation Portfolio Class 3               0.87     1.00   1.90   13.71    14.74
SAST SA American Funds Global Growth
  Portfolio Class 3                          0.92     1.10   2.15   28.32    29.67
SAST SA American Funds Growth
  Portfolio Class 3                          0.46     1.10   2.15   25.22    26.54
SAST SA American Funds Growth-
  Income Portfolio Class 3                   1.63     1.10   2.15   19.44    20.70
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3         0.78     1.15   2.15   12.03    13.15
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3                    0.01     1.15   2.15    9.67    10.76
SAST SA Boston Company Capital
  Growth Portfolio Class 1                   0.32            1.52            21.93
SAST SA Boston Company Capital
  Growth Portfolio Class 3                   0.09     0.85   1.90   21.17    22.44
SAST SA Columbia Technology Portfolio
  Class 1                                    0.00            1.52            33.16
SAST SA Columbia Technology Portfolio
  Class 3                                    0.00     0.95   1.90   32.32    33.58
SAST SA DFA Ultra Short Bond Portfolio
  Class 1                                    0.31            1.52            -0.81
SAST SA DFA Ultra Short Bond Portfolio
  Class 3                                    0.03     0.85   1.90   -1.43    -0.39
SAST SA Dogs of Wall Street Portfolio
  Class 1                                    2.25            1.52            17.03
SAST SA Dogs of Wall Street Portfolio
  Class 3                                    2.22     0.85   2.15   16.01    17.52
SAST SA Federated Corporate Bond
  Portfolio Class 1                          4.22            1.52             5.03
SAST SA Federated Corporate Bond
  Portfolio Class 3                          4.36     0.85   2.15    4.12     5.47
SAST SA Fixed Income Index Portfolio
  Class 3                                    0.00     1.15   1.55    0.10     0.20
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                    0.00            1.55            -0.89
SAST SA Franklin Foreign Value Portfolio
  Class 3                                    2.44     0.85   2.15   18.89    20.44
SAST SA Franklin Small Company Value
  Portfolio Class 3                          0.34     0.85   2.15    7.22     8.62
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                          3.27            1.52             5.20
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                          2.90     0.85   2.15    4.28     5.65
SAST SA Index Allocation 60-40 Portfolio
  Class 3                                    0.68     1.15   1.55    9.67    10.06
SAST SA Index Allocation 80-20 Portfolio
  Class 3                                    0.96     1.15   1.55   12.69    13.09
SAST SA Index Allocation 90-10 Portfolio
  Class 3                                    1.13     1.15   1.55   14.37    14.78
SAST SA International Index Portfolio
  Class 3                                    1.80            1.30             3.44
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                          0.00            1.52            22.97
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                          0.00     0.85   2.15   21.90    23.49
SAST SA Janus Focused Growth Portfolio
  Class 3                                    0.00     0.85   2.15   27.08    28.73
SAST SA JPMorgan Balanced Portfolio
  Class 1                                    1.62            1.52            12.84
SAST SA JPMorgan Balanced Portfolio
  Class 3                                    1.42     0.85   1.90   12.13    13.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                          2.01            1.52            40.14
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                          1.71     0.85   2.15   38.92    40.73
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                          2.05            1.52            16.51
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                          1.94     0.85   2.15   15.49    17.00
SAST SA JPMorgan Global Equities
  Portfolio Class 1                          1.75            1.52            22.47
SAST SA JPMorgan Global Equities
  Portfolio Class 3                          1.61     1.10   1.90   21.71    22.68
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                          2.53            1.52             2.39
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                          2.20     0.85   2.15    1.49     2.82
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                          0.00            1.52            27.70
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                          0.00     0.85   2.15   26.58    28.23
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1                    1.73            1.52            18.76
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3                    1.54     0.85   2.15   17.72    19.26
SAST SA Legg Mason Tactical
  Opportunities Portfolio Class 3            0.31     1.15   1.55    2.76     2.85
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                          0.72            1.52            25.13
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                          0.48     0.85   1.90   24.34    25.65
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                    1.05            1.52            21.56

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)


                                                    December 31, 2017                     For the Year Ended December 31, 2017
                                         ---------------------------------------------  ----------------------------------------
                                                                                        Investment    Expense         Total
                                                    Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                         ---------- ------------------- --------------  ---------- -------------- --------------
                                                                                          Ratio
Sub-accounts                               Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                             ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3                   679,930 20.20      23.52      17,539,771       0.81     0.85   2.15   20.50    22.07
SAST SA MFS Telecom Utility Portfolio
  Class 1                                    29,292            26.55         777,578       2.69            1.52            13.27
SAST SA MFS Telecom Utility Portfolio
  Class 3                                    75,874 18.23      19.61       1,533,845       2.46     0.85   1.90   12.56    13.74
SAST SA MFS Total Return Bond
  Portfolio Class 1                          80,751            44.95       3,629,942       2.42            1.52            10.54
SAST SA MFS Total Return Bond
  Portfolio Class 3                         492,338 15.93      26.75      10,951,682       2.41     0.85   1.90    9.85    11.00
SAST SA Mid Cap Index Portfolio Class 3         113            10.45           1,178       0.59            1.30             4.50
SAST SA Morgan Stanley International
  Equities Portfolio Class 1                104,137            16.40       1,707,605       1.20            1.52            23.17
SAST SA Morgan Stanley International
  Equities Portfolio Class 3                562,691 11.33      11.56       7,920,738       0.98     0.85   2.15   22.09    23.68
SAST SA Oppenheimer Main Street Large
  Cap Portfolio Class 1                      45,860            38.23       1,753,324       1.04            1.52            15.11
SAST SA Oppenheimer Main Street Large
  Cap Portfolio Class 3                     176,548 18.41      25.71       4,031,814       0.85     0.85   2.15   14.11    15.60
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                       9,363,132 11.75      12.53     121,336,298       0.19     1.10   2.15   13.72    14.92
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                          67,406            32.91       2,218,162       8.99            1.52             8.08
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                         447,759 14.94      24.57       8,159,074       8.92     0.85   2.15    7.14     8.54
SAST SA Putnam International Growth
  and Income Portfolio Class 1               85,934            18.24       1,567,375       1.56            1.52            22.62
SAST SA Putnam International Growth
  and Income Portfolio Class 3              489,393 10.00      15.31       7,397,965       1.19     0.85   1.90   21.85    23.13
SAST SA Pyramis Real Estate Portfolio
  Class 1                                    34,738            37.52       1,303,471       2.94            1.52             3.80
SAST SA Pyramis Real Estate Portfolio
  Class 3                                   603,454 12.15      47.60      11,595,243       2.58     0.85   2.15    2.89     4.23
SAST SA Schroder's VCP Global
  Allocation Portfolio Class 3            4,904,265 11.91      12.14      59,279,225       0.00     1.15   2.15   10.69    11.80
SAST SA T. Rowe Price Asset Allocation
  Growth Portfolio Class 3                   13,952            10.29         143,541       0.10            1.30             2.88
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                       8,914,698 12.23      12.51     110,615,734       0.03     0.95   2.15   16.38    17.78
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                      67,549,971 13.64      14.64     959,825,435       1.11     0.95   2.15   17.40    18.82
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                      43,732,270 13.46      14.22     610,999,598       1.08     1.15   2.15   15.85    17.01
SAST SA VCP Index Allocation Portfolio
  Class 3                                    72,560            10.39         753,797       0.18     1.15   1.55    3.85     3.95
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                          55,955            26.90       1,505,241       0.00            1.52            27.64
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                         130,005 16.15      17.36       2,436,791       0.00     0.85   1.90   26.84    28.17
SAST SA WellsCap Fundamental Growth
  Portfolio Class 1                          62,000            36.63       2,271,052       0.27            1.52            33.64
SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                         111,758 14.94      19.90       3,272,251       0.02     0.85   1.90   32.80    34.20
VALIC Company I International Equities
  Index Fund                                 13,979 10.76      11.50         160,870       2.20     1.10   1.70   22.26    22.99
VALIC Company I Mid Cap Index Fund           61,663 12.29      13.98         850,458       0.90     1.10   1.70   13.96    14.64
VALIC Company I Nasdaq-100 Index
  Fund                                       11,456 13.74      15.59         174,273       0.36     1.10   1.70   30.07    30.85
VALIC Company I Small Cap Index Fund         15,982 11.98      14.02         215,749       1.01     1.10   1.70   12.46    13.13
VALIC Company I Stock Index Fund             90,938 12.66      13.85       1,251,868       1.37     1.10   1.70   19.37    20.09

                                                          December 31, 2016
                                               --------------------------------------------

                                                         Unit Value ($)/(a)/      Net
                                               --------- ------------------- --------------

Sub-accounts                                     Units   Lowest    Highest   Assets ($)/(b)/
------------                                   --------- ------    -------   --------------
American Funds Asset Allocation Fund
  Class 2                                         76,030 26.05      27.12       2,059,875
American Funds Asset Allocation Portfolio
  Class 4                                          4,706            10.63          50,010
American Funds Bond Class 4                        3,343             9.98          33,363
American Funds Global Bond Class 4                 2,937             9.64          28,299
American Funds Global Growth Fund Class 2        171,332 32.43      36.70       5,866,875
American Funds Global Growth Portfolio
  Class 4                                         19,959  9.51       9.55         189,919
American Funds Growth Fund Class 2               193,548 32.72      37.03       6,600,731
American Funds Growth-Income Fund
  Class 2                                        288,014 28.03      31.74       8,472,212
American Funds Growth-Income Portfolio
  Class 4                                         20,290 10.55      10.59         214,666
American Funds Insurance Series Capital
  Income Builder Class 4                           8,704  9.45       9.89          84,242
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                               28,362 10.27      11.23         319,766
AST SA Edge Asset Allocation Portfolio
  Class 1                                         88,858            39.36       3,497,797
AST SA Edge Asset Allocation Portfolio
  Class 3                                        148,944 15.44      22.35       3,515,367
AST SA Wellington Capital Appreciation
  Portfolio Class 1                               81,019            95.66       7,750,430
AST SA Wellington Capital Appreciation
  Portfolio Class 3                              586,629 22.02      32.25      22,332,435
AST SA Wellington Government and Quality
  Bond Portfolio Class 1                         119,432            21.25       2,538,301
AST SA Wellington Government and Quality
  Bond Portfolio Class 3                       2,537,271 11.45      17.41      36,832,968
AST SA Wellington Growth Portfolio
  Class 1                                         61,949            51.02       3,160,577
AST SA Wellington Growth Portfolio
  Class 3                                        164,474 15.19      19.54       5,484,254
AST SA Wellington Multi-Asset Income
  Portfolio Class 3                                  694             9.91           6,876
AST SA Wellington Natural Resources
  Portfolio Class 1                               23,497            39.17         920,390
AST SA Wellington Natural Resources
  Portfolio Class 3                              271,328  7.91       8.41       4,124,074
BlackRock Global Allocation V.I. Fund
  Class III                                        4,762  9.69       9.97          46,406
BlackRock iShares Alternative Strategies V.I.
  Fund Class III                                   4,389  9.70      10.18          43,972
BlackRock iShares Dynamic Allocation V.I.
  Fund Class III                                   1,152             9.74          11,220
BlackRock iShares Dynamic Fixed Income
  V.I. Fund Class III                              2,880            10.00          28,815
Columbia VP Income Opportunities Fund
  Class 1                                          4,535 23.98      24.93         110,152
Columbia VP Large Cap Growth Fund
  Class 1                                         40,064 10.44      10.46         418,866
Columbia VP Limited Duration Credit Fund
  Class 2                                            743             9.91           7,361
FTVIP Franklin Founding Funds Allocation
  VIP Fund Class 2                               253,987 12.47      13.71       3,274,800
FTVIP Franklin Income VIP Fund Class 2         1,036,403 13.38      14.72      14,437,670
FTVIP Franklin Rising Dividends VIP Fund
  Class 2                                            437            10.84           4,737

                                                 For the Year Ended December 31, 2016
                                               ----------------------------------------
                                               Investment    Expense         Total
                                                 Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               ---------- -------------- --------------
                                                 Ratio
Sub-accounts                                    (%)/(c)/  Lowest Highest Lowest  Highest
------------                                   ---------- ------ ------- ------  -------
American Funds Asset Allocation Fund
  Class 2                                         1.55     0.85   1.20    8.11     8.49
American Funds Asset Allocation Portfolio
  Class 4                                         1.10            1.20             7.87
American Funds Bond Class 4                       1.19            1.20             1.58
American Funds Global Bond Class 4                0.48            1.20             1.20
American Funds Global Growth Fund Class 2         0.87     0.85   1.72   -1.09    -0.23
American Funds Global Growth Portfolio
  Class 4                                         0.70     0.95   1.20   -0.82    -0.58
American Funds Growth Fund Class 2                0.72     0.85   1.72    7.63     8.56
American Funds Growth-Income Fund
  Class 2                                         1.37     0.85   1.72    9.62    10.58
American Funds Growth-Income Portfolio
  Class 4                                         1.02     0.95   1.20    9.93    10.21
American Funds Insurance Series Capital
  Income Builder Class 4                          3.77     1.10   1.70    2.04     2.65
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                               2.16     1.10   1.55    4.64     5.11
AST SA Edge Asset Allocation Portfolio
  Class 1                                         2.85            1.52             9.11
AST SA Edge Asset Allocation Portfolio
  Class 3                                         2.73     0.85   1.90    8.42     9.57
AST SA Wellington Capital Appreciation
  Portfolio Class 1                               0.00            1.52             0.45
AST SA Wellington Capital Appreciation
  Portfolio Class 3                               0.00     0.85   2.15   -0.43     0.87
AST SA Wellington Government and Quality
  Bond Portfolio Class 1                          1.42            1.52            -0.06
AST SA Wellington Government and Quality
  Bond Portfolio Class 3                          1.74     0.85   2.15   -0.93     0.36
AST SA Wellington Growth Portfolio
  Class 1                                         0.97            1.52             5.78
AST SA Wellington Growth Portfolio
  Class 3                                         0.74     0.85   1.90    5.12     6.23
AST SA Wellington Multi-Asset Income
  Portfolio Class 3                               0.00            1.30            -0.87
AST SA Wellington Natural Resources
  Portfolio Class 1                               4.09            1.52            28.00
AST SA Wellington Natural Resources
  Portfolio Class 3                               4.11     0.85   1.90   27.20    28.54
BlackRock Global Allocation V.I. Fund
  Class III                                       1.42     1.10   1.40    2.37     2.67
BlackRock iShares Alternative Strategies V.I.
  Fund Class III                                  3.59     1.40   1.70    4.43     4.75
BlackRock iShares Dynamic Allocation V.I.
  Fund Class III                                  1.91            1.40             4.69
BlackRock iShares Dynamic Fixed Income
  V.I. Fund Class III                             1.71            1.10             2.19
Columbia VP Income Opportunities Fund
  Class 1                                        11.06     1.52   1.77    8.99     9.26
Columbia VP Large Cap Growth Fund
  Class 1                                         0.00     1.52   1.77    4.41     4.59
Columbia VP Limited Duration Credit Fund
  Class 2                                         3.67            1.10             4.13
FTVIP Franklin Founding Funds Allocation
  VIP Fund Class 2                                3.74     0.85   1.90   11.06    12.23
FTVIP Franklin Income VIP Fund Class 2            4.97     0.85   1.90   11.88    13.06
FTVIP Franklin Rising Dividends VIP Fund
  Class 2                                         0.00            1.20            14.66

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)


                                                       December 31, 2016
                                            --------------------------------------------

                                                      Unit Value ($)/(a)/      Net
                                            --------- ------------------- --------------
Sub-accounts                                  Units   Lowest    Highest   Assets ($)/(b)/
------------                                --------- ------    -------   --------------
FTVIP Franklin Strategic Income VIP Fund
  Class 2                                       2,304  9.80       9.99          22,847
FTVIP Templeton Global Bond VIP Fund
  Class 2                                         135             9.55           1,293
Goldman Sachs VIT Government Money
  Market Fund Service Class                    73,488  9.88       9.92         728,325
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class          4,440             8.93          39,639
Goldman Sachs VIT Strategic Income Fund
  Advisor Class                                   520             9.44           4,907
Invesco V.I. American Franchise Fund
  Series II                                    55,000 17.89      18.57         975,093
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                                  548             9.88           5,417
Invesco V.I. Comstock Fund Series II          859,634 15.62      23.66      15,784,092
Invesco V.I. Growth and Income Fund
  Series II                                 1,263,588 16.31      26.98      25,857,432
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                            2,592 10.41      10.83          27,876
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                              455            11.31           5,151
Lord Abbett Fund Growth and Income
  Portfolio Class VC                          657,268 13.88      20.97      11,139,339
Lord Abbett Fund Mid Cap Stock Portfolio
  Class VC                                      6,036            24.77         149,514
Lord Abbett Fund Short Duration Portfolio
  Class VC                                     10,357  9.98      10.13         104,616
Morgan Stanley VIF Global Infrastructure
  Portfolio II Class II Shares                  4,090  9.16       9.67          38,753
Neuberger Berman AMT Absolute Return
  Multi-Manager Fund Portfolio S Class          3,122             9.17          28,619
PIMCO VIT All Asset Portfolio Advisor
  Class                                         1,197             9.86          11,795
PIMCO VIT Emerging Markets Bond
  Portfolio Advisor Class                       2,244            10.35          23,219
PIMCO VIT Unconstrained Bond Portfolio
  Advisor Class                                 1,992             9.97          19,856
PVC Diversified International Account
  Class 2                                      12,942  6.78       6.96          89,440
PVC Equity Income Account Class 2              20,788 15.49      15.84         326,306
PVC Government & High Quality Bond
  Account Class 2                                  73  7.94       8.11             587
PVC Income Account Class 2                      6,334  9.97      10.20          63,745
PVC LargeCap Growth Account Class 2             1,440            10.39          14,962
PVC Mid Cap Blend Acct Class 2                 38,293 19.71      20.09         756,035
PVC Principal Capital Appreciation
  Account Class 2                               8,744 20.65      21.12         182,089
PVC Real Estate Securities Account Class 2        396            30.99          12,267
PVC SAM Balanced Portfolio Class 2            464,048 13.78      14.33       6,493,510
PVC SAM Conservative Balanced Portfolio
  Class 2                                       4,142 10.02      13.68          42,449
PVC SAM Conservative Growth Portfolio
  Class 2                                      42,467 14.60      14.92         631,322
PVC SAM Flexible Income Portfolio
  Class 2                                      12,963 11.10      11.35         145,753
PVC SAM Strategic Growth Portfolio
  Class 2                                      18,293 15.89      16.25         295,778
PVC Short-Term Income Account Class 2           5,854             7.39          43,243
PVC Small Cap Blend Account Class 2             1,767            12.06          21,314
SST SA Allocation Balanced Portfolio
  Class 3                                   1,043,857 13.71      14.75      14,779,130
SST SA Allocation Growth Portfolio
  Class 3                                     148,173 14.22      15.35       2,182,454
SST SA Allocation Moderate Growth
  Portfolio Class 3                           677,696 13.69      14.76       9,567,795
SST SA Allocation Moderate Portfolio
  Class 3                                     999,019 13.60      14.49      14,201,746
SST Asset Allocation Diversified Growth
  Portfolio Class 3                             2,425            10.31          25,012
SST SA Mult-Managed Diversified Fixed
  Income Portfolio Class 3                      3,702            10.15          37,564
SST SA Multi-Managed International
  Equity Portfolio Class 3                      3,097             9.06          28,076
SST SA Mult-Managed Large Cap Growth
  Portfolio Class 3                             1,071            10.46          11,206
SST SA Multi-Managed Mid Cap Growth
  Portfolio Class 3                               226            10.77           2,439
SST SA Wellington Real Return Portfolio
  Class 3                                   1,783,541 10.83      11.99      20,139,870
SST SA Columbia Focused Value Portfolio
  Class 3                                         226            11.61           2,629
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                             2,375            11.21          26,623
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                               495             9.90           4,901
SAST Invesco VCP Value Portfolio Class 3    9,653,486 11.94      12.48     118,176,822
SAST SA AB Growth Portfolio Class 1           136,149            61.49       8,372,368
SAST SA AB Growth Portfolio Class 3           173,463 15.83      18.56       6,621,204
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                           926,388 20.11      21.35      23,967,925
SAST SA American Funds Asset
  Allocation Portfolio Class 3                647,533 14.96      16.13      10,093,495
SAST SA American Funds Global Growth
  Portfolio Class 3                         1,245,290 12.02      15.33      19,938,601
SAST SA American Funds Growth
  Portfolio Class 3                           869,856 13.75      16.30      14,844,616
SAST SA American Funds Growth-Income
  Portfolio Class 3                           797,506 13.71      15.63      12,940,547
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3        9,046,744 10.38      12.00     112,007,608
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3                   3,899,036 10.32      10.42      40,521,866
SAST SA Boston Company Capital Growth
  Portfolio Class 1                            21,362            11.69         249,740
SAST SA Boston Company Capital Growth
  Portfolio Class 3                           213,109 12.43      14.39       2,572,052
SAST SA Columbia Technology Portfolio
  Class 1                                      49,368             4.59         226,382
SAST SA Columbia Technology Portfolio
  Class 3                                     336,672 17.74      19.15       2,606,769
SAST SA DFA Ultra Short Bond Portfolio
  Class 1                                     108,656            11.98       1,301,677
SAST SA DFA Ultra Short Bond Portfolio
  Class 3                                   1,162,071  8.47      10.73      11,366,833
SAST SA Dogs of Wall Street Portfolio
  Class 1                                      50,344            26.48       1,332,950
SAST SA Dogs of Wall Street Portfolio
  Class 3                                     308,818 20.77      32.68       6,902,730
SAST SA Federated Corporate Bond
  Portfolio Class 1                            85,268            29.79       2,539,917
SAST SA Federated Corporate Bond
  Portfolio Class 3                         2,452,999 15.75      25.51      46,460,007
SAST SA Franklin Foreign Value Portfolio
  Class 3                                   1,890,243  9.58      10.72      23,365,894
SAST SA Franklin Small Company Value
  Portfolio Class 3                           783,881 16.99      17.64      13,408,816
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                            38,674            21.61         835,874
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                         1,430,897 11.25      16.76      18,466,825

                                               For the Year Ended December 31, 2016
                                            -------------------------------------------
                                             Investment       Expense         Total
                                               Income      Ratio (%)/(d)/ Return (%)/(e)/
                                            -------------  -------------- --------------
Sub-accounts                                Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                                -------------  ------ ------- ------  -------
FTVIP Franklin Strategic Income VIP Fund
  Class 2                                       4.82        1.10   1.40    6.44     6.76
FTVIP Templeton Global Bond VIP Fund
  Class 2                                       0.00               1.20             1.71
Goldman Sachs VIT Government Money
  Market Fund Service Class                     0.04        1.30   1.90   -1.23    -0.84
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class          0.93               1.40            -1.12
Goldman Sachs VIT Strategic Income Fund
  Advisor Class                                 1.91               1.10            -0.36
Invesco V.I. American Franchise Fund
  Series II                                     0.00        0.85   1.90    0.10     1.16
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                                0.19               1.70             9.64
Invesco V.I. Comstock Fund Series II            1.31        0.85   2.15   14.51    16.00
Invesco V.I. Growth and Income Fund
  Series II                                     0.88        0.85   2.15   16.90    18.42
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                            5.03        1.10   1.20   10.80    10.91
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                            1.03               1.10            14.48
Lord Abbett Fund Growth and Income
  Portfolio Class VC                            1.48        0.85   2.15   14.63    16.13
Lord Abbett Fund Mid Cap Stock Portfolio
  Class VC                                      0.51               0.85            15.41
Lord Abbett Fund Short Duration Portfolio
  Class VC                                      3.08        1.10   1.70    1.73     2.34
Morgan Stanley VIF Global Infrastructure
  Portfolio II Class II Shares                  1.20        1.40   1.70   13.03    13.37
Neuberger Berman AMT Absolute Return
  Multi-Manager Fund Portfolio S Class          0.00               1.40            -2.02
PIMCO VIT All Asset Portfolio Advisor
  Class                                         2.43               1.40            11.34
PIMCO VIT Emerging Markets Bond
  Portfolio Advisor Class                       5.39               1.10            11.96
PIMCO VIT Unconstrained Bond Portfolio
  Advisor Class                                 1.39               1.40             3.18
PVC Diversified International Account
  Class 2                                       2.06        1.55   1.70   -1.57    -1.42
PVC Equity Income Account Class 2               2.28        1.55   1.70   13.49    13.66
PVC Government & High Quality Bond
  Account Class 2                               3.40        1.55   1.70   -0.17    -0.02
PVC Income Account Class 2                      3.77        1.55   1.70    3.74     3.90
PVC LargeCap Growth Account Class 2             0.08               1.55            -6.83
PVC Mid Cap Blend Acct Class 2                  0.11        1.55   1.70    8.26     8.42
PVC Principal Capital Appreciation
  Account Class 2                               0.88        1.55   1.70    7.02     7.18
PVC Real Estate Securities Account Class 2      1.26               1.55             3.91
PVC SAM Balanced Portfolio Class 2              1.88        1.52   1.77    4.75     5.02
PVC SAM Conservative Balanced Portfolio
  Class 2                                       1.27        1.55   1.77    4.22     4.45
PVC SAM Conservative Growth Portfolio
  Class 2                                       1.20        1.55   1.70    4.97     5.12
PVC SAM Flexible Income Portfolio
  Class 2                                       1.60        1.55   1.70    4.94     5.10
PVC SAM Strategic Growth Portfolio
  Class 2                                       1.20        1.55   1.70    4.12     4.28
PVC Short-Term Income Account Class 2           1.98               1.55             0.44
PVC Small Cap Blend Account Class 2             0.07               1.55            15.36
SST SA Allocation Balanced Portfolio
  Class 3                                       1.80        1.15   1.90    3.26     4.03
SST SA Allocation Growth Portfolio
  Class 3                                       1.66        1.15   1.90    3.76     4.54
SST SA Allocation Moderate Growth
  Portfolio Class 3                             1.73        1.15   1.90    3.67     4.45
SST SA Allocation Moderate Portfolio
  Class 3                                       1.75        1.30   2.15    3.33     4.21
SST Asset Allocation Diversified Growth
  Portfolio Class 3                             0.66               1.30             3.15
SST SA Mult-Managed Diversified Fixed
  Income Portfolio Class 3                      1.23               1.10             2.06
SST SA Multi-Managed International
  Equity Portfolio Class 3                      1.20               1.10            -1.42
SST SA Mult-Managed Large Cap Growth
  Portfolio Class 3                             0.20               1.40             1.44
SST SA Multi-Managed Mid Cap Growth
  Portfolio Class 3                             0.00               1.10             3.37
SST SA Wellington Real Return Portfolio
  Class 3                                       0.00        0.85   2.15    1.50     2.82
SST SA Columbia Focused Value Portfolio
  Class 3                                       0.87               1.10            17.72
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                             0.89               1.10            14.48
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                             0.00               1.70            -0.71
SAST Invesco VCP Value Portfolio Class 3        0.64        0.95   2.15    7.52     8.81
SAST SA AB Growth Portfolio Class 1             0.21               1.52             1.27
SAST SA AB Growth Portfolio Class 3             0.00        0.85   1.90    0.63     1.69
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                             0.13        0.85   2.15   22.00    23.60
SAST SA American Funds Asset
  Allocation Portfolio Class 3                  1.77        1.15   1.90    7.05     7.85
SAST SA American Funds Global Growth
  Portfolio Class 3                             1.71        1.10   2.15   -1.79    -0.75
SAST SA American Funds Growth
  Portfolio Class 3                             0.32        1.10   2.15    6.86     7.99
SAST SA American Funds Growth-Income
  Portfolio Class 3                             1.41        1.10   2.15    8.85     9.99
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3            0.77        1.10   2.15    4.73     5.83
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3                       0.06        1.10   2.15    3.19     4.21
SAST SA Boston Company Capital Growth
  Portfolio Class 1                             0.19               1.52             0.81
SAST SA Boston Company Capital Growth
  Portfolio Class 3                             0.00        0.85   1.90    0.18     1.23
SAST SA Columbia Technology Portfolio
  Class 1                                       0.00               1.52            15.07
SAST SA Columbia Technology Portfolio
  Class 3                                       0.00        1.10   1.90   14.35    15.26
SAST SA DFA Ultra Short Bond Portfolio
  Class 1                                       0.00               1.52            -1.60
SAST SA DFA Ultra Short Bond Portfolio
  Class 3                                       0.00        0.85   1.90   -2.21    -1.18
SAST SA Dogs of Wall Street Portfolio
  Class 1                                       2.24               1.52            16.15
SAST SA Dogs of Wall Street Portfolio
  Class 3                                       2.09        0.85   2.15   15.14    16.64
SAST SA Federated Corporate Bond
  Portfolio Class 1                             4.55               1.52             7.11
SAST SA Federated Corporate Bond
  Portfolio Class 3                             4.48        0.85   2.15    6.18     7.56
SAST SA Franklin Foreign Value Portfolio
  Class 3                                       1.69        0.85   2.15   -0.99     0.30
SAST SA Franklin Small Company Value
  Portfolio Class 3                             0.45        0.85   2.15   27.79    29.45
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                             0.30               1.52            -0.22
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                             0.07        0.85   2.15   -1.09     0.20

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2016                      For the Year Ended December 31, 2016
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA Invesco Growth
  Opportunities Portfolio Class 1        33,462             9.45         316,361        0.00               1.52             2.35
SAST SA Invesco Growth
  Opportunities Portfolio Class 3       651,361  9.84      16.79       8,289,468        0.00        0.85   2.15    1.46     2.78
SAST SA Janus Focused Growth
  Portfolio Class 3                     313,083 14.85      15.58       4,995,596        0.00        0.85   2.15   -3.78    -2.52
SAST SA JPMorgan Balanced Portfolio
  Class 1                               104,659            25.21       2,638,101        1.63               1.52             5.55
SAST SA JPMorgan Balanced Portfolio
  Class 3                               717,125 15.32      15.62      11,592,497        1.41        0.85   1.90    4.89     5.99
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                      72,748            16.07       1,169,093        2.05               1.52             9.04
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     537,340  9.16      20.89       6,688,995        1.70        0.85   2.15    8.09     9.50
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     147,116            51.65       7,598,214        1.89               1.52            13.81
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                     531,957 16.15      17.61       9,814,454        1.69        0.85   2.15   12.82    14.29
SAST SA JPMorgan Global Equities
  Portfolio Class 1                      44,041            27.82       1,225,411        1.35               1.52             4.07
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     113,765 11.64      12.04       1,954,207        1.13        1.10   1.90    3.42     4.25
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      44,896            28.81       1,293,353        1.93               1.52             1.82
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                   3,324,578 13.03      20.70      51,288,871        1.67        0.85   2.15    0.93     2.24
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                      86,434            19.76       1,708,060        0.00               1.52            -1.31
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                     363,553 16.79      18.48       6,903,535        0.00        0.85   2.15   -2.17    -0.89
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               218,299            58.68      12,808,784        0.87               1.52            12.87
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3               807,871 15.18      24.47      21,406,362        0.62        0.85   2.15   11.89    13.35
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                      54,598            10.26         560,015        0.56               1.52             4.75
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                     448,638 10.28      16.11       6,120,247        0.37        0.85   1.90    4.09     5.19
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                59,142            39.51       2,336,697        0.84               1.52             7.00
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3               779,675 16.76      19.26      16,759,425        0.63        0.85   2.15    6.07     7.45
SAST SA MFS Telecom Utility
  Portfolio Class 1                      32,185            23.44         754,286        3.02               1.52             8.90
SAST SA MFS Telecom Utility
  Portfolio Class 3                      83,142 16.20      17.24       1,495,702        2.81        0.85   1.90    8.22     9.36
SAST SA MFS Total Return Bond
  Portfolio Class 1                      91,359            40.67       3,715,243        2.34               1.52             7.43
SAST SA MFS Total Return Bond
  Portfolio Class 3                     405,701 14.50      24.10       8,876,409        1.99        0.85   1.90    6.76     7.88
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               116,360            13.31       1,549,145        1.15               1.52            -3.43
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                               624,446  9.28       9.35       7,316,756        0.97        0.85   2.15   -4.28    -3.03
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1            48,495            33.21       1,610,614        0.77               1.52             9.98
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3           179,239 16.13      22.24       3,648,282        0.54        0.85   2.15    9.02    10.44
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                   8,162,079 10.22      11.02      92,322,514        0.00        1.10   2.15    4.51     5.61
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                      72,836            30.45       2,217,566        6.57               1.52            16.47
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                     450,349 13.94      22.63       7,714,472        6.51        0.85   2.15   15.45    16.96
SAST SA Putnam International Growth
  and Income Portfolio Class 1           90,864            14.87       1,351,555        1.89               1.52            -0.02
SAST SA Putnam International Growth
  and Income Portfolio Class 3          632,576  8.21      12.43       7,771,766        1.55        0.85   1.90   -0.65     0.40
SAST SA Pyramis Real Estate
  Portfolio Class 1                      42,312            36.15       1,529,559        2.39               1.52             6.99
SAST SA Pyramis Real Estate
  Portfolio Class 3                     638,220 11.81      45.67      12,000,663        1.93        0.85   2.15    6.06     7.44
SAST SA Schroder's VCP Global
  Allocation Portfolio Class 3        3,130,489 10.76      10.86      33,920,757        0.00        1.15   2.15    7.59     8.60
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                   5,557,056 10.50      10.62      58,788,432        0.28        0.95   2.15    5.05     6.24
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                  70,792,916 11.62      12.33     850,502,796        1.48        0.95   2.15    2.29     3.52
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                  45,534,805 11.62      12.15     545,243,797        1.44        1.15   2.15    2.92     3.95
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                      61,797            21.08       1,302,434        0.00               1.52             5.76
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                     155,054 12.74      13.54       2,274,006        0.00        0.85   1.90    5.10     6.21
SAST SA WellsCap Fundamental Growth
  Portfolio Class 1                      65,751            27.41       1,802,185        0.00               1.52            -0.53
SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                     146,108 11.13      14.98       3,319,130        0.00        0.85   1.90   -1.15    -0.11
VALIC Company I International
  Equities Index Fund                    11,135  8.80       9.35         104,179        2.71        1.10   1.70   -0.44     0.15
VALIC Company I Mid Cap Index Fund       36,079 10.79      12.19         434,538        0.95        1.10   1.70   18.60    19.31
VALIC Company I Nasdaq-100 Index
  Fund                                    3,375 10.56      11.91          38,421        0.00        1.10   1.70    4.97     5.60
VALIC Company I Small Cap Index Fund     12,662 10.66      12.39         151,556        1.33        1.10   1.70   19.14    19.86
VALIC Company I Stock Index Fund         78,701 10.60      11.53         902,264        2.06        1.10   1.70    9.72    10.38

                                                December 31, 2015                     For the Year Ended December 31, 2015
                                     --------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units   Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         --------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                          86,175 24.10      25.00       2,152,162        1.66        0.85   1.20    0.19     0.54
American Funds Global Growth Fund
  Class 2                              191,719 32.78      36.78       6,601,578        0.99        0.85   1.72    5.11     6.03
American Funds Global Growth
  Portfolio Class 4                     19,265             9.59         184,810        1.74               1.20            -4.07
American Funds Growth Fund Class 2     236,443 30.40      34.11       7,470,286        0.56        0.85   1.72    5.04     5.95
American Funds Growth-Income Fund
  Class 2                              346,276 25.57      28.70       9,246,891        1.26        0.85   1.72   -0.28     0.60
American Funds Insurance Series
  Capital Income Builder Class 4         2,803  9.27       9.64          26,811        1.19        1.10   1.70   -7.35    -2.87
AST SA Edge Asset Allocation
  Portfolio Class 1                     99,047            36.08       3,573,374        2.94               1.52            -3.21
AST SA Edge Asset Allocation
  Portfolio Class 3                    145,786 14.24      20.40       3,250,353        2.93        0.85   1.90   -3.81    -2.80
AST SA Wellington Capital
  Appreciation Portfolio Class 1        92,829            95.23       8,840,418        0.00               1.52             7.09
AST SA Wellington Capital
  Appreciation Portfolio Class 3       576,900 22.12      31.98      22,687,153        0.00        0.85   2.15    6.15     7.54
AST SA Wellington Government and
  Quality Bond Portfolio Class 1       156,083            21.27       3,319,243        1.54               1.52            -0.98
AST SA Wellington Government and
  Quality Bond Portfolio Class 3     2,174,093 11.56      17.35      33,017,356        1.30        0.85   2.15   -1.84    -0.56
AST SA Wellington Growth Portfolio
  Class 1                               70,906            48.23       3,419,780        0.62               1.52            -1.36
AST SA Wellington Growth Portfolio
  Class 3                              176,927 14.45      18.40       5,636,546        0.33        0.85   1.90   -1.98    -0.94
AST SA Wellington Natural Resources
  Portfolio Class 1                     27,544            30.60         842,874        1.74               1.52           -22.58

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2015                     For the Year Ended December 31, 2015
                                     --------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units   Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         --------- ------    -------   --------------  -------------  ------ ------- ------  -------
AST SA Wellington Natural Resources
  Portfolio Class 3                    281,828  6.22       6.54       3,648,589        0.99        0.85   1.90   -23.07  -22.25
BlackRock Global Allocation V.I.
  Fund Class III                         3,444  9.47       9.71          32,755        1.98        1.10   1.40    -2.38   -2.08
BlackRock iShares Alternative
  Strategies V.I. Fund Class III         1,906             9.72          18,525        5.84               1.40            -2.61
BlackRock iShares Dynamic Fixed
  Income V.I. Fund Class III             2,926             9.79          28,643        3.68               1.10            -2.55
Columbia VP Income Opportunities
  Fund Class 1                           4,944 22.00      22.81         110,113        9.03        1.52   1.77    -2.73   -2.49
Columbia VP Limited Duration Credit
  Fund Class 2                             720             9.51           6,847        0.00               1.10            -3.56
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2          277,065 11.23      12.21       3,206,266        3.10        0.85   1.90    -7.98   -7.01
FTVIP Franklin Income VIP Fund
  Class 2                            1,129,535 11.95      13.02      13,985,659        4.74        0.85   1.90    -8.80   -7.84
FTVIP Franklin Strategic Income VIP
  Fund Class 2                             931             9.36           8,712        0.00               1.10            -4.92
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor
  Class                                  2,024             9.03          18,273        3.78               1.40            -6.21
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                     2,343             9.48          22,203        2.70               1.10            -3.32
Invesco V.I. American Franchise
  Fund Series II                        41,845 17.87      18.36         730,947        0.00        0.85   1.90     2.78    3.86
Invesco V.I. Balanced-Risk
  Allocation Fund Series II                549             9.01           4,945        0.00               1.70            -9.88
Invesco V.I. Comstock Fund Series II   931,609 13.64      20.40      15,061,338        1.69        0.85   2.15    -8.19   -6.99
Invesco V.I. Growth and Income Fund
  Series II                          1,399,970 13.95      22.78      24,719,855        2.58        0.85   2.15    -5.37   -4.13
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                     2,220             9.76          21,674        8.37               1.10             0.10
Lord Abbett Fund Growth and Income
  Portfolio Class VC                   735,771 12.11      18.05      10,886,559        1.16        0.85   2.15    -4.93   -3.69
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                     6,260            21.46         134,363        0.56               0.85            -4.60
Lord Abbett Fund Short Duration
  Portfolio Class VC                     4,460             9.90          44,137        4.34               1.10             1.59
Morgan Stanley VIF Global
  Infrastructure Portfolio II
  Class II Shares                        1,711             8.53          14,595        2.01               1.40           -15.08
Neuberger Berman AMT Absolute
  Return Multi-Manager Fund
  Portfolio S Class                      1,928             9.35          18,037        0.00               1.40            -6.38
PIMCO VIT Emerging Markets Bond
  Portfolio Advisor Class                2,330             9.24          21,532        0.77               1.10            -3.38
PIMCO VIT Unconstrained Bond
  Portfolio Advisor Class                1,280             9.66          12,366        5.48               1.40            -3.14
PVC Diversified International
  Account Class 2                       13,146  6.89       7.06          90,895        2.42        1.55   1.70    -2.33   -2.18
PVC Equity Income Account Class 2       26,193 13.64      13.94         362,299        2.34        1.55   1.70    -5.77   -5.63
PVC Government & High Quality Bond
  Account Class 2                           74  7.95       8.11             590        3.20        1.55   1.70    -1.03   -0.88
PVC Income Account Class 2               9,679  9.61       9.81          94,103        3.99        1.55   1.70    -2.59   -2.45
PVC LargeCap Growth Account Class 2      1,520            11.15          16,950        0.00               1.55             3.12
PVC Mid Cap Blend Acct Class 2          62,612 18.20      18.53       1,140,972        0.30        1.55   1.70    -0.34   -0.19
PVC Money Market Account Class 2            11             5.45              60        0.00               1.55            -1.54
PVC Principal Capital Appreciation
  Account Class 2                        9,847 19.30      19.71         191,430        0.04        1.55   1.70     0.22    0.37
PVC Real Estate Securities Account
  Class 2                                  396            29.82          11,805        1.82               1.55             2.40
PVC SAM Balanced Portfolio Class 2     500,991 13.16      13.65       6,689,180        2.78        1.52   1.77    -2.82   -2.57
PVC SAM Conservative Balanced
  Portfolio Class 2                     11,725 13.13       9.59         112,765        3.07        1.55   1.77    -2.67   -2.46
PVC SAM Conservative Growth
  Portfolio Class 2                     44,245 13.91      14.19         625,832        2.05        1.55   1.70    -3.01   -2.86
PVC SAM Flexible Income Portfolio
  Class 2                               39,046 13.08      10.80         457,545        3.59        1.55   1.77    -3.27   -3.06
PVC SAM Strategic Growth Portfolio
  Class 2                               18,383 15.26      15.58         285,106        2.06        1.55   1.70    -3.53   -3.38
PVC Short-Term Income Account
  Class 2                                5,911             7.35          43,468        2.49               1.55            -0.96
PVC Small Cap Blend Account Class 2      1,809            10.46          18,917        0.49               1.55             4.58
SST SA Allocation Balanced
  Portfolio Class 3                  1,153,596 13.28      14.18      15,729,099        1.30        1.15   1.90    -3.19   -2.46
SST SA Allocation Growth Portfolio
  Class 3                              151,736 13.71      14.69       2,143,023        1.30        1.15   1.90    -3.72   -2.99
SST SA Allocation Moderate Growth
  Portfolio Class 3                    699,550 13.20      14.13       9,483,878        1.38        1.15   1.90    -3.59   -2.86
SST SA Allocation Moderate
  Portfolio Class 3                  1,042,428 13.16      13.91      14,251,869        1.29        1.30   2.15    -3.73   -2.91
SST SA Mult-Managed Diversified
  Fixed Income Portfolio Class 3         2,218             9.94          22,051        2.07               1.10            -1.62
SST SA Multi-Managed International
  Equity Portfolio Class 3               5,456             9.20          50,169        1.78               1.10            -4.17
SST SA Wellington Real Return
  Portfolio Class 3                  1,651,670 10.67      11.66      18,236,281        3.90        0.85   2.15    -3.45   -2.19
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                      2,231             9.79          21,838        0.62               1.10            -7.06
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                        496             9.97           4,940        0.00               1.70            -0.32
SAST Invesco VCP Value Portfolio
  Class 3                            5,755,824 11.10      11.41      65,110,889        0.27        1.15   2.15    -4.35   -3.39
SAST SA AB Growth Portfolio Class 1    154,627            60.72       9,389,530        0.13               1.52             9.58
SAST SA AB Growth Portfolio Class 3    194,099 18.45      15.56       7,642,814        0.00        0.85   1.90     8.89   10.04
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  1,075,854 16.48      17.28      23,018,655        0.32        0.85   2.15    -8.07   -6.87
SAST SA American Funds Asset
  Allocation Portfolio Class 3         534,603 13.98      14.96       7,771,252        1.38        1.15   1.90    -0.81   -0.07
SAST SA American Funds Global
  Growth Portfolio Class 3           1,222,262 15.61      12.11      19,794,363        0.90        1.10   2.15     4.39    5.49
SAST SA American Funds Growth
  Portfolio Class 3                    947,138 15.26      12.73      15,020,937        0.91        1.10   2.15     4.27    5.37
SAST SA American Funds
  Growth-Income Portfolio Class 3      812,989 14.36      12.46      12,051,004        1.06        1.10   2.15    -0.99    0.06
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3 4,896,904 11.46      11.84      57,444,371        0.00        1.15   2.15    -3.45   -2.48
SAST SA Boston Company Capital
  Growth Portfolio Class 1              22,404            11.60         259,812        0.08               1.52             3.98
SAST SA Boston Company Capital
  Growth Portfolio Class 3             185,896 14.37      12.28       2,155,289        0.00        0.85   1.90     3.33    4.42
SAST SA Columbia Technology
  Portfolio Class 1                     50,733             3.99         202,176        0.00               1.52             8.42
SAST SA Columbia Technology
  Portfolio Class 3                    369,502 15.39      16.75       2,393,391        0.00        1.10   1.90     7.74    8.61
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    137,987            12.17       1,679,881        0.00               1.52            -1.72
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    801,895  8.67      10.86       8,320,058        0.00        0.85   1.90    -2.33   -1.30
SAST SA Dogs of Wall Street
  Portfolio Class 1                     50,595            22.79       1,153,271        1.75               1.52             0.53
SAST SA Dogs of Wall Street
  Portfolio Class 3                    250,192 18.04      28.02       4,992,091        1.71        0.85   2.15    -0.35    0.95
SAST SA Federated Corporate Bond
  Portfolio Class 1                    100,529            27.81       2,795,664        3.80               1.52            -2.71
SAST SA Federated Corporate Bond
  Portfolio Class 3                  1,976,862 14.83      23.71      36,831,104        3.53        0.85   2.15    -3.56   -2.30
SAST SA Franklin Foreign Value
  Portfolio Class 3                  1,872,632  9.68      10.69      23,584,017        1.91        0.85   2.15    -6.90   -5.69
SAST SA Franklin Small Company
  Value Portfolio Class 3              728,098 13.30      13.63       9,666,795        0.06        0.85   2.15    -9.65   -8.47
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     45,142            21.66         977,769        0.00               1.52            -4.34
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                  1,099,765 11.38      16.72      14,686,106        0.00        0.85   2.15    -5.17   -3.93

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2015                      For the Year Ended December 31, 2015
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA Invesco Growth
  Opportunities Portfolio Class 1        35,114             9.24         324,344        0.00               1.52            -2.16
SAST SA Invesco Growth
  Opportunities Portfolio Class 3       679,309 16.55       9.58       8,253,458        0.00        0.85   2.15    -3.02   -1.75
SAST SA Janus Focused Growth
  Portfolio Class 3                     341,200 15.43      15.99       5,678,204        0.00        0.85   2.15    -2.11   -0.83
SAST SA JPMorgan Balanced Portfolio
  Class 1                               111,539            23.88       2,663,649        1.73               1.52            -1.48
SAST SA JPMorgan Balanced Portfolio
  Class 3                               764,922 14.60      14.74      11,799,819        1.57        0.85   1.90    -2.10   -1.06
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                      79,031            14.74       1,164,772        1.81               1.52           -15.57
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     560,047  8.47      19.08       6,496,857        1.56        0.85   2.15   -16.31  -15.22
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     160,208            45.38       7,270,212        1.73               1.52            -3.65
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                     518,863 14.31      15.40       8,564,104        1.64        0.85   2.15    -4.50   -3.25
SAST SA JPMorgan Global Equities
  Portfolio Class 1                      49,502            26.74       1,323,474        1.40               1.52            -2.72
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     115,350 11.64      12.56       1,958,397        1.15        1.15   1.90    -3.33   -2.60
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      55,260            28.29       1,563,499        1.17               1.52            -1.62
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                   2,959,341 12.91      20.24      46,105,508        0.91        0.85   2.15    -2.49   -1.21
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                      90,483            20.02       1,811,710        0.00               1.52             1.43
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                     347,997 18.89      16.94       6,702,105        0.00        0.85   2.15     0.54    1.86
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               249,773            51.98      12,984,128        0.50               1.52            -0.22
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3               869,634 13.57      21.59      21,388,717        0.24        0.85   2.15    -1.09    0.20
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                      63,709             9.79         623,833        0.38               1.52             2.81
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                     430,164 15.48       9.77       5,478,551        0.19        0.85   1.90     2.17    3.24
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                68,557            36.92       2,531,453        0.81               1.52            -1.29
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3               772,417 15.80      17.93      16,001,847        0.62        0.85   2.15    -2.16   -0.88
SAST SA MFS Telecom Utility
  Portfolio Class 1                      35,560            21.52         765,254        4.66               1.52           -13.36
SAST SA MFS Telecom Utility
  Portfolio Class 3                      77,409 14.97      15.77       1,292,460        4.63        0.85   1.90   -13.91  -13.00
SAST SA MFS Total Return Bond
  Portfolio Class 1                     105,777            37.85       4,004,049        2.30               1.52            -1.96
SAST SA MFS Total Return Bond
  Portfolio Class 3                     413,382 13.58      22.34       8,831,787        2.08        0.85   1.90    -2.58   -1.55
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               144,708            13.79       1,995,017        2.31               1.52            -1.24
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                               577,759  9.69       9.64       7,168,766        1.82        0.85   2.15    -2.11   -0.83
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1            60,507            30.20       1,827,220        0.56               1.52             1.45
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3           148,035 14.80      20.14       2,899,947        0.38        0.85   2.15     0.56    1.87
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                   4,493,484 10.54      10.83      48,251,949        0.00        1.15   2.15    -5.87   -4.92
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                      74,176            26.14       1,939,001        5.34               1.52            -5.74
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                     495,622 12.07      19.35       7,363,758        5.34        0.85   2.15    -6.56   -5.34
SAST SA Putnam International Growth
  and Income Portfolio Class 1          100,958            14.88       1,501,983        2.74               1.52            -3.09
SAST SA Putnam International Growth
  and Income Portfolio Class 3          655,694  8.26      12.38       8,159,598        2.32        0.85   1.90    -3.70   -2.68
SAST SA Pyramis Real Estate
  Portfolio Class 1                      45,797            33.79       1,547,296        1.79               1.52             0.29
SAST SA Pyramis Real Estate
  Portfolio Class 3                     672,903 11.14      42.50      12,095,373        1.50        0.85   2.15    -0.59    0.71
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                  70,608,260 11.36      11.91     823,326,924        1.08        0.95   2.15    -7.17   -6.05
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                  44,764,887 11.29      11.69     517,236,155        0.82        1.15   2.15    -7.43   -6.50
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                      70,782            19.93       1,410,490        0.00               1.52            -2.68
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                     194,340 12.12      12.75       2,641,574        0.00        0.85   1.90    -3.29   -2.27
SAST SA WellsCap Fundamental Growth
  Portfolio Class 1                      74,154            27.56       2,043,328        0.00               1.52     0.00    0.00
SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                     176,411 15.16      11.14       3,902,253        0.00        0.85   1.90    -0.63    0.42
VALIC Company I International
  Equities Index Fund                    10,175  8.84       9.34          95,176        0.00        1.10   1.70   -11.58   -2.09
VALIC Company I Mid Cap Index Fund       25,150  9.10      10.22         254,978        0.00        1.10   1.70    -9.03   -3.57
VALIC Company I Small Cap Index Fund     14,991  9.34      10.34         153,697        0.00        1.10   1.40    -5.81   -5.52
VALIC Company I Stock Index Fund         56,826  9.67      10.45         591,309        0.00        1.10   1.70    -3.34   -0.05

                                                December 31, 2014                     For the Year Ended December 31, 2014
                                     --------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units   Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         --------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                         103,683 24.05      24.86       2,576,209        1.44        0.85   1.20     4.14    4.50
American Funds Global Growth Fund
  Class 2                              237,756 31.19      34.69       7,742,208        1.06        0.85   1.72     0.57    1.45
American Funds Growth Fund Class 2     307,519 28.95      32.20       9,210,839        0.73        0.85   1.72     6.66    7.59
American Funds Growth-Income Fund
  Class 2                              409,174 25.64      28.53      10,903,964        1.19        0.85   1.72     8.75    9.70
AST SA Edge Asset Allocation
  Portfolio Class 1                    112,301            37.27       4,185,721        2.55               1.52             5.84
AST SA Edge Asset Allocation
  Portfolio Class 3                    142,197 14.81      20.99       3,481,940        2.23        0.85   1.90     5.18    6.28
AST SA Wellington Capital
  Appreciation Portfolio Class 1       105,902            88.93       9,417,684        0.00               1.52            13.50
AST SA Wellington Capital
  Appreciation Portfolio Class 3       546,342 20.84      29.73      22,973,199        0.00        0.85   2.15    12.51   13.98
AST SA Wellington Government and
  Quality Bond Portfolio Class 1       179,183            21.48       3,848,072        1.93               1.52             3.58
AST SA Wellington Government and
  Quality Bond Portfolio Class 3     2,171,458 11.78      17.45      34,598,415        1.64        0.85   2.15     2.68    4.02
AST SA Wellington Growth Portfolio
  Class 1                               87,386            48.89       4,272,688        0.56               1.52             5.83
AST SA Wellington Growth Portfolio
  Class 3                              164,211 14.74      18.57       6,202,555        0.30        0.85   1.90     5.17    6.28
AST SA Wellington Natural Resources
  Portfolio Class 1                     31,024            39.53       1,226,242        1.14               1.52           -19.76
AST SA Wellington Natural Resources
  Portfolio Class 3                    326,851  8.09       8.42       6,181,181        0.80        0.85   1.90   -20.26  -19.42
Columbia VP Income Opportunities
  Fund Class 1                           5,515 22.62      23.40         126,394        0.00        1.52   1.77     2.19    2.45
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2          297,850 12.21      13.13       3,732,787        2.74        0.85   1.90     0.91    1.98
FTVIP Franklin Income VIP Fund
  Class 2                            1,126,020 13.11      14.13      15,222,288        5.03        0.85   1.90     2.65    3.73
Invesco V.I. American Franchise
  Fund Series II                        34,441 17.39      17.68         573,737        0.00        0.85   1.90     6.13    7.25

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2014                     For the Year Ended December 31, 2014
                                     --------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units   Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         --------- ------    -------   --------------  -------------  ------ ------- ------  -------
Invesco V.I. Comstock Fund Series II   938,706 14.85      21.93      16,626,533        1.08        0.85   2.15    6.78     8.18
Invesco V.I. Growth and Income Fund
  Series II                          1,488,341 14.74      23.77      28,049,551        1.48        0.85   2.15    7.63     9.03
Lord Abbett Fund Growth and Income
  Portfolio Class VC                   837,517 12.74      18.74      13,109,872        0.66        0.85   2.15    5.36     6.74
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                     7,103            22.50         159,823        0.44               0.85            10.58
PVC Diversified International
  Account Class 2                       12,511  7.05       7.22          88,454        1.20        1.55   1.70   -5.04    -4.89
PVC Equity Income Account Class 2       30,236 14.48      14.77         442,824        1.74        1.55   1.70   10.56    10.73
PVC Government & High Quality Bond
  Account Class 2                           74  8.03       8.19             598        0.41        1.55   1.70    2.98     3.13
PVC Income Account Class 2              11,118  9.87      10.06         110,843        3.06        1.55   1.70    3.49     3.64
PVC LargeCap Growth Account Class 2      1,571            10.81          16,992        0.22        1.55   1.70             9.15
PVC Mid Cap Blend Acct Class 2          71,777 18.26      18.56       1,312,685        0.27        1.55   1.70   10.80    10.97
PVC Money Market Account Class 2        18,401  5.42       5.53          99,714        0.00        1.55   1.70   -1.69    -1.54
PVC Principal Capital Appreciation
  Account Class 2                        9,572 19.26      19.64         185,517        2.16        1.55   1.70   10.30    10.47
PVC Real Estate Securities Account
  Class 2                                  710 28.32      29.12          20,429        1.36        1.55   1.70   30.21    30.40
PVC SAM Balanced Portfolio Class 2     542,028 13.54      14.01       7,440,930        2.39        1.52   1.77    4.72     4.98
PVC SAM Conservative Balanced
  Portfolio Class 2                     12,390  9.83      13.49         122,328        2.80        1.55   1.77    4.06     4.29
PVC SAM Conservative Growth
  Portfolio Class 2                     45,623 14.34      14.61         664,385        1.62        1.55   1.70    5.33     5.49
PVC SAM Flexible Income Portfolio
  Class 2                               45,690 11.14      13.52         546,583        3.51        1.55   1.77    3.94     4.17
PVC SAM Strategic Growth Portfolio
  Class 2                               18,470 15.82      16.13         296,584        1.17        1.55   1.70    6.53     6.69
PVC Short-Term Income Account
  Class 2                                6,098             7.42          45,278        1.39        1.55   1.70            -0.54
SST SA Allocation Balanced
  Portfolio Class 3                  1,182,600 13.72      14.53      16,598,874        1.28        1.30   1.90    3.34     4.12
SST SA Allocation Growth Portfolio
  Class 3                              175,700 14.23      15.14       2,568,649        0.67        1.30   1.90    3.25     4.03
SST SA Allocation Moderate Growth
  Portfolio Class 3                    694,314 13.69      14.54       9,730,120        1.03        1.15   1.90    3.17     3.94
SST SA Allocation Moderate
  Portfolio Class 3                  1,041,310 13.67      14.32      14,699,201        1.09        1.30   2.15    3.02     3.90
SST SA Wellington Real Return
  Portfolio Class 3                  1,613,879 11.06      11.93      18,334,136        0.00        0.85   2.15   -0.53     0.77
SAST Invesco VCP Value Portfolio
  Class 3                            1,451,083 11.61      11.81      17,031,578        1.78        1.15   2.15    5.95     7.01
SAST SA AB Growth Portfolio Class 1    178,046            55.41       9,866,299        0.00               1.52            12.44
SAST SA AB Growth Portfolio Class 3    230,523 14.14      16.94       7,850,551        0.00        0.85   1.90   11.74    12.92
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  1,127,484 17.93      18.55      26,535,945        0.59        0.85   2.15    6.55     7.94
SAST SA American Funds Asset
  Allocation Portfolio Class 3         517,150 14.09      14.97       7,504,535        1.07        1.15   1.90    3.10     3.88
SAST SA American Funds Global
  Growth Portfolio Class 3           1,397,645 14.96      16.03      21,554,249        0.93        1.15   2.15   -0.20     0.80
SAST SA American Funds Growth
  Portfolio Class 3                  1,039,498 14.63      15.66      15,736,526        0.61        1.15   2.15    5.89     6.95
SAST SA American Funds
  Growth-Income Portfolio Class 3      828,444 14.50      15.52      12,296,939        0.96        1.15   2.15    7.93     9.02
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3 1,590,362 11.87      12.14      19,165,139        0.46        1.30   2.15    0.51     1.52
SAST SA Boston Company Capital
  Growth Portfolio Class 1              21,204            11.15         236,478        0.08               1.52             6.95
SAST SA Boston Company Capital
  Growth Portfolio Class 3             230,978 11.76      13.90       2,584,699        0.00        0.85   1.90    6.28     7.40
SAST SA Columbia Technology
  Portfolio Class 1                     54,578             3.68         200,597        0.00               1.52            22.96
SAST SA Columbia Technology
  Portfolio Class 3                    382,935 15.54      16.57       1,937,982        0.00        0.85   1.90   22.18    23.10
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    225,453            12.39       2,792,612        0.00               1.52            -1.79
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    627,353  8.87      11.01       6,941,126        0.00        0.85   1.90   -2.40    -1.37
SAST SA Dogs of Wall Street
  Portfolio Class 1                     61,702            22.67       1,399,065        1.45               1.52             9.08
SAST SA Dogs of Wall Street
  Portfolio Class 3                    268,374 18.10      27.76       5,404,275        1.39        0.85   2.15    8.13     9.54
SAST SA Federated Corporate Bond
  Portfolio Class 1                    116,962            28.58       3,343,286        3.66               1.52             4.21
SAST SA Federated Corporate Bond
  Portfolio Class 3                  1,947,371 15.38      24.27      38,504,302        3.36        0.85   2.15    3.30     4.65
SAST SA Franklin Foreign Value
  Portfolio Class 3                  1,966,179 10.40      11.33      27,124,752        0.99        0.85   2.15   -8.95    -7.76
SAST SA Franklin Small Company
  Value Portfolio Class 3              767,535 14.72      14.89      11,182,570        0.07        0.85   2.15   -2.35    -1.07
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     57,013            22.64       1,290,868        0.00               1.52            -1.84
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                  1,017,107 12.00      17.41      14,722,688        0.00        0.85   2.15   -2.70    -1.43
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       35,161             9.44         331,946        0.00               1.52             2.16
SAST SA Invesco Growth
  Opportunities Portfolio Class 3      754,469  9.75      17.07       9,220,794        0.00        0.85   2.15    1.27     2.59
SAST SA Janus Focused Growth
  Portfolio Class 3                    348,414 15.76      16.12       5,896,987        0.00        0.85   2.15    8.59    10.02
SAST SA JPMorgan Balanced Portfolio
  Class 1                              129,195            24.24       3,131,578        1.37               1.52             9.76
SAST SA JPMorgan Balanced Portfolio
  Class 3                              761,549 14.90      14.91      12,034,582        1.20        0.85   1.90    9.07    10.22
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     82,020            17.46       1,431,782        1.20               1.52            -7.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                    561,685 10.13      22.50       7,841,166        1.02        0.85   2.15   -8.12    -6.92
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                    177,315            47.10       8,351,567        1.22               1.52            12.39
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                    492,163 14.99      15.92       8,571,846        1.11        0.85   2.15   11.40    12.86
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     55,757            27.48       1,532,350        0.65               1.52             2.62
SAST SA JPMorgan Global Equities
  Portfolio Class 3                    141,133 12.05      12.89       2,436,457        0.51        0.85   1.90    1.98     2.74
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     63,256            28.76       1,819,304        1.31               1.52             3.23
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  3,049,518 13.23      20.49      49,638,015        1.06        0.85   2.15    2.33     3.66
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                    114,030            19.74       2,251,006        0.00               1.52             9.59
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                    375,599 16.63      18.79       7,146,608        0.00        0.85   2.15    8.63    10.05
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1              289,589            52.10      15,086,578        0.61               1.52             5.13
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3              943,445 13.72      21.54      25,062,216        0.37        0.85   2.15    4.21     5.57
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     74,540             9.52         709,934        0.04               1.52            10.23
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                    455,047  9.46      15.15       5,437,879        0.00        0.85   1.90    9.54    10.69
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1               80,501            37.41       3,011,410        0.58               1.52             9.20
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3              801,890 16.15      18.09      17,376,401        0.36        0.85   2.15    8.25     9.66
SAST SA MFS Telecom Utility
  Portfolio Class 1                     41,689            24.84       1,035,527        2.84               1.52            10.79
SAST SA MFS Telecom Utility
  Portfolio Class 3                     73,372 17.38      18.12       1,444,334        2.36        0.85   1.90   10.10    11.26
SAST SA MFS Total Return Bond
  Portfolio Class 1                    125,454            38.61       4,843,897        2.06               1.52             6.81

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                  December 31, 2014                     For the Year Ended December 31, 2014
                                       ---------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                       ---------- ------------------- --------------  ---------- -------------- --------------
                                                                                        Ratio
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA MFS Total Return Bond
  Portfolio Class 3                       439,734 13.94      22.69      10,177,283       1.82     0.85   1.90     6.14    7.26
SAST SA Morgan Stanley International
  Equities Portfolio Class 1              163,595            13.96       2,283,775       1.61            1.52            -9.84
SAST SA Morgan Stanley International
  Equities Portfolio Class 3              639,329  9.72       9.90       8,189,779       1.31     0.85   2.15   -10.63   -9.46
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1              73,233            29.77       2,180,016       0.40            1.52             8.78
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3             139,544 14.72      19.77       2,859,405       0.20     0.85   2.15     7.82    9.23
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                     1,475,825 11.20      11.39      16,707,629       0.00     1.15   2.15     3.97    5.01
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                       105,045            27.73       2,913,089       4.20            1.52     0.00    0.00
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                       449,760 12.92      20.44       7,332,113       4.85     0.85   2.15    -1.54   -0.26
SAST SA Putnam International Growth
  and Income Portfolio Class 1            121,295            15.35       1,862,039       1.81            1.52           -10.82
SAST SA Putnam International Growth
  and Income Portfolio Class 3            722,249  8.58      12.72       9,497,621       1.49     0.85   1.90   -11.38  -10.44
SAST SA Pyramis Real Estate Portfolio
  Class 1                                  49,371            33.69       1,663,247       1.35            1.52            27.82
SAST SA Pyramis Real Estate Portfolio
  Class 3                                 757,155 11.20      42.20      14,052,885       1.11     0.85   2.15    26.70   28.35
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                    53,998,923 12.24      12.67     673,465,249       0.61     0.95   2.15     2.10    3.34
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                    32,343,337 12.20      12.50     400,778,579       0.46     1.15   2.15     2.09    3.11
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                        86,777            20.48       1,776,752       0.00            1.52            -0.97
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                       209,773 12.53      13.04       3,296,044       0.00     0.85   1.90    -1.59   -0.55
SAST SA WellsCap Fundamental Growth
  Portfolio Class 1                        86,780            27.56       2,391,309       0.00            1.52             5.97
SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                       184,030 11.10      15.25       4,179,217       0.00     0.85   1.90     5.30    6.41

                                                        December 31, 2013
                                             --------------------------------------------

                                                       Unit Value ($)/(a)/      Net
                                             --------- ------------------- --------------

Sub-accounts                                   Units   Lowest    Highest   Assets ($)/(b)/
------------                                 --------- ------    -------   --------------
American Funds Asset Allocation Fund
  Class 2                                      113,877 23.10      23.79       2,707,916
American Funds Global Growth Fund Class 2      305,492 31.01      34.20       9,824,252
American Funds Growth Fund Class 2             375,320 27.14      29.93      10,504,388
American Funds Growth-Income Fund
  Class 2                                      518,108 23.58      26.01      12,651,424
AST SA Edge Asset Allocation Portfolio
  Class 1                                      107,513            35.22       3,786,152
AST SA Edge Asset Allocation Portfolio
  Class 3                                      156,634 14.08      19.75       3,833,733
AST SA Wellington Capital Appreciation
  Portfolio Class 1                            118,271            78.35       9,266,261
AST SA Wellington Capital Appreciation
  Portfolio Class 3                            589,721 18.52      26.09      24,327,775
AST SA Wellington Government and Quality
  Bond Portfolio Class 1                       206,629            20.73       4,284,198
AST SA Wellington Government and Quality
  Bond Portfolio Class 3                     2,234,883 11.47      16.77      35,567,294
AST SA Wellington Growth Portfolio
  Class 1                                       97,463            46.20       4,502,945
AST SA Wellington Growth Portfolio
  Class 3                                      178,450 14.01      17.47       6,790,328
AST SA Wellington Natural Resources
  Portfolio Class 1                             38,811            49.26       1,911,825
AST SA Wellington Natural Resources
  Portfolio Class 3                            234,786 10.14      10.44       6,356,095
Columbia VP Income Opportunities Fund
  Class 1                                        5,684 22.13      22.84         127,353
FTVIP Franklin Founding Funds Allocation
  VIP Fund Class 2                             319,901 12.10      12.88       3,955,781
FTVIP Franklin Income VIP Fund Class 2         957,209 12.77      13.62      12,553,946
Invesco V.I. American Franchise Fund Series
  II                                            44,395 16.38      16.48         698,718
Invesco V.I. Comstock Fund Series II         1,004,380 13.91      20.27      16,837,568
Invesco V.I. Growth and Income Fund Series
  II                                         1,647,491 13.70      21.80      29,135,752
Lord Abbett Fund Growth and Income
  Portfolio Class VC                           965,878 12.09      17.56      14,428,235
Lord Abbett Fund Mid Cap Stock Portfolio
  Class VC                                       8,299            20.35         168,843
PVC Diversified International Account
  Class 2                                       27,212  7.43       7.59         204,674
PVC Equity Income Account Class 2               53,025 13.10      13.34         703,073
PVC Government & High Quality Bond
  Account Class 2                                1,215  7.80       7.94           9,640
PVC Income Account Class 2                      21,353  9.54       9.71         206,162
PVC LargeCap Growth Account Class 2              3,166             9.91          31,367
PVC Mid Cap Blend Acct Class 2                  82,956 16.48      16.73       1,370,794
PVC Money Market Account Class 2                18,538  5.51       5.62         102,179
PVC Principal Capital Appreciation Account
  Class 2                                       18,022 17.46      17.77         317,871
PVC Real Estate Securities Account Class 2         747 21.75      22.33          16,505
PVC SAM Balanced Portfolio Class 2             654,592 12.93      13.35       8,571,058
PVC SAM Conservative Balanced Portfolio
  Class 2                                       13,048  9.43      12.96         123,695
PVC SAM Conservative Growth Portfolio
  Class 2                                       52,459 13.62      13.85         723,838
PVC SAM Flexible Income Portfolio Class 2       48,812 10.70      13.01         558,767
PVC SAM Strategic Growth Portfolio
  Class 2                                       24,758 14.85      15.12         373,109
PVC Short-Term Income Account Class 2            6,206  7.34       7.47          46,331
SST SA Allocation Balanced Portfolio
  Class 3                                    1,030,438 13.27      13.69      13,924,876
SST SA Allocation Growth Portfolio Class 3     159,412 13.79      14.26       2,247,216
SST SA Allocation Moderate Growth
  Portfolio Class 3                            678,138 13.27      13.99       9,177,599
SST SA Allocation Moderate Portfolio
  Class 3                                    1,017,491 13.27      13.79      13,860,740
SST SA Wellington Real Return Portfolio
  Class 3                                    1,436,137 11.11      11.83      16,298,513
SAST Invesco VCP Value Portfolio Class 3       330,591 10.96      11.03       3,638,596
SAST SA AB Growth Portfolio Class 1            197,819            49.28       9,748,966
SAST SA AB Growth Portfolio Class 3            216,650 12.53      15.16       7,940,092
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                          1,249,107 16.83      17.19      28,439,281

                                               For the Year Ended December 31, 2013
                                             ----------------------------------------
                                             Investment    Expense         Total
                                               Income   Ratio (%)/(d)/ Return (%)/(e)/
                                             ---------- -------------- --------------
                                               Ratio
Sub-accounts                                  (%)/(c)/  Lowest Highest Lowest  Highest
------------                                 ---------- ------ ------- ------  -------
American Funds Asset Allocation Fund
  Class 2                                       1.47     0.85   1.20   22.22    22.65
American Funds Global Growth Fund Class 2       1.19     0.85   1.72   26.98    28.09
American Funds Growth Fund Class 2              0.91     0.85   1.72   27.89    29.00
American Funds Growth-Income Fund
  Class 2                                       1.33     0.85   1.72   31.23    32.37
AST SA Edge Asset Allocation Portfolio
  Class 1                                       2.84            1.52            16.11
AST SA Edge Asset Allocation Portfolio
  Class 3                                       2.55     0.85   1.90   15.38    16.60
AST SA Wellington Capital Appreciation
  Portfolio Class 1                             0.00            1.52            33.78
AST SA Wellington Capital Appreciation
  Portfolio Class 3                             0.00     0.85   2.15   32.61    34.34
AST SA Wellington Government and Quality
  Bond Portfolio Class 1                        2.46            1.52            -3.56
AST SA Wellington Government and Quality
  Bond Portfolio Class 3                        2.19     0.85   2.15   -4.41    -3.16
AST SA Wellington Growth Portfolio
  Class 1                                       0.80            1.52            33.14
AST SA Wellington Growth Portfolio
  Class 3                                       0.53     0.85   1.90   32.31    33.70
AST SA Wellington Natural Resources
  Portfolio Class 1                             0.89            1.52             4.21
AST SA Wellington Natural Resources
  Portfolio Class 3                             0.68     0.85   1.90    3.55     4.64
Columbia VP Income Opportunities Fund
  Class 1                                      12.79     1.52   1.77    3.24     3.49
FTVIP Franklin Founding Funds Allocation
  VIP Fund Class 2                             12.93     0.85   1.90   21.45    22.73
FTVIP Franklin Income VIP Fund Class 2          6.43     0.85   1.90   11.80    12.98
Invesco V.I. American Franchise Fund Series
  II                                            0.22     0.85   1.90   37.17    38.62
Invesco V.I. Comstock Fund Series II            1.43     0.85   2.15   32.78    34.51
Invesco V.I. Growth and Income Fund Series
  II                                            1.28     0.85   2.15   30.93    32.64
Lord Abbett Fund Growth and Income
  Portfolio Class VC                            0.57     0.85   2.15   33.02    34.75
Lord Abbett Fund Mid Cap Stock Portfolio
  Class VC                                      0.42            0.85            29.22
PVC Diversified International Account
  Class 2                                       1.35     1.55   1.70   16.20    16.37
PVC Equity Income Account Class 2               2.78     1.55   1.70   24.89    25.08
PVC Government & High Quality Bond
  Account Class 2                               3.66     1.55   1.70   -2.96    -2.81
PVC Income Account Class 2                      4.60     1.55   1.70   -1.58    -1.43
PVC LargeCap Growth Account Class 2             0.99     1.55   1.70            31.59
PVC Mid Cap Blend Acct Class 2                  1.20     1.55   1.70   31.34    31.54
PVC Money Market Account Class 2                0.00     1.55   1.70   -1.68    -1.53
PVC Principal Capital Appreciation Account
  Class 2                                       6.78     1.55   1.70   30.05    30.25
PVC Real Estate Securities Account Class 2      0.92     1.55   1.70    2.12     2.27
PVC SAM Balanced Portfolio Class 2              2.15     1.52   1.77   15.27    15.56
PVC SAM Conservative Balanced Portfolio
  Class 2                                       2.61     1.55   1.77    9.30     9.54
PVC SAM Conservative Growth Portfolio
  Class 2                                       1.49     1.55   1.70   20.76    20.94
PVC SAM Flexible Income Portfolio Class 2       3.16     1.55   1.77    5.58     5.81
PVC SAM Strategic Growth Portfolio
  Class 2                                       1.14     1.55   1.70   24.96    25.15
PVC Short-Term Income Account Class 2           1.65     1.55   1.70   -0.45    -0.30
SST SA Allocation Balanced Portfolio
  Class 3                                       1.92     1.30   1.90    9.38    10.04
SST SA Allocation Growth Portfolio Class 3      0.88     1.30   1.90   21.36    22.09
SST SA Allocation Moderate Growth
  Portfolio Class 3                             1.45     1.15   1.90   15.09    15.96
SST SA Allocation Moderate Portfolio
  Class 3                                       1.59     1.30   2.15   11.99    12.95
SST SA Wellington Real Return Portfolio
  Class 3                                       0.80     0.85   2.15   -7.25    -6.04
SAST Invesco VCP Value Portfolio Class 3        0.44     1.15   2.15    9.58    10.32
SAST SA AB Growth Portfolio Class 1             0.27            1.52            35.37
SAST SA AB Growth Portfolio Class 3             0.02     0.85   1.90   34.53    35.94
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                             0.26     0.85   2.15   34.54    36.29

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)


                                                     December 31, 2013
                                          ---------------------------------------------

                                                     Unit Value ($)/(a)/      Net
                                          ---------- ------------------- --------------

Sub-accounts                                Units    Lowest    Highest   Assets ($)/(b)/
------------                              ---------- ------    -------   --------------
SAST SA American Funds Asset
  Allocation Portfolio Class 3               418,254 13.67      14.41       5,853,937
SAST SA American Funds Global Growth
  Portfolio Class 3                        1,410,938 14.99      15.90      21,662,517
SAST SA American Funds Growth
  Portfolio Class 3                        1,020,425 13.82      14.64      14,510,545
SAST SA American Funds Growth-
  Income Portfolio Class 3                   873,160 13.43      14.23      11,921,248
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3         529,802 11.81      11.96       6,309,836
SAST SA Boston Company Capital
  Growth Portfolio Class 1                    34,189            10.43         356,511
SAST SA Boston Company Capital
  Growth Portfolio Class 3                   262,253 10.95      13.08       2,696,885
SAST SA Columbia Technology Portfolio
  Class 1                                     54,148             2.99         161,861
SAST SA Columbia Technology Portfolio
  Class 3                                    386,712 12.77      13.46       1,333,874
SAST SA DFA Ultra Short Bond Portfolio
  Class 1                                    237,454            12.61       2,994,723
SAST SA DFA Ultra Short Bond Portfolio
  Class 3                                    699,734  9.09      11.16       7,745,851
SAST SA Dogs of Wall Street Portfolio
  Class 1                                     62,689            20.79       1,303,073
SAST SA Dogs of Wall Street Portfolio
  Class 3                                    194,212 16.74      25.34       3,682,517
SAST SA Federated Corporate Bond
  Portfolio Class 1                          121,313            27.43       3,327,621
SAST SA Federated Corporate Bond
  Portfolio Class 3                        1,845,460 14.89      23.19      36,778,899
SAST SA Franklin Foreign Value Portfolio
  Class 3                                  1,910,253 11.42      12.29      29,619,095
SAST SA Franklin Small Company Value
  Portfolio Class 3                          824,746 15.05      15.07      12,187,899
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                           64,889            23.07       1,496,758
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                          861,316 12.33      17.66      13,392,604
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                           46,249             9.24         427,376
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                          859,841  9.50      16.85      10,017,091
SAST SA Janus Focused Growth Portfolio
  Class 3                                    348,094 14.51      14.65       5,405,105
SAST SA JPMorgan Balanced Portfolio
  Class 1                                    149,714            22.08       3,306,159
SAST SA JPMorgan Balanced Portfolio
  Class 3                                    693,641 13.51      13.67      10,145,275
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                           97,610            18.83       1,838,226
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                          539,428 11.02      24.18       8,484,956
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                          186,943            41.91       7,834,592
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                          467,491 13.45      14.11       7,364,944
SAST SA JPMorgan Global Equities
  Portfolio Class 1                           66,538            26.78       1,781,935
SAST SA JPMorgan Global Equities
  Portfolio Class 3                          112,789 11.81      12.55       2,196,618
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                           64,939            27.86       1,809,288
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                        2,920,100 12.93      19.77      47,779,205
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                          124,678            18.01       2,245,830
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                          434,742 15.11      17.30       7,534,765
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1                    330,772            49.55      16,391,244
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3                    963,345 13.17      20.41      26,792,910
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                           78,584             8.64         678,982
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                          465,355  8.55      13.83       4,854,902
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                     80,974            34.26       2,773,802
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3                    824,052 14.92      16.49      16,839,374
SAST SA MFS Telecom Utility Portfolio
  Class 1                                     43,926            22.42         984,791
SAST SA MFS Telecom Utility Portfolio
  Class 3                                     74,373 15.79      16.29       1,383,110
SAST SA MFS Total Return Bond
  Portfolio Class 1                          146,222            36.15       5,285,644
SAST SA MFS Total Return Bond
  Portfolio Class 3                          493,015 13.14      21.15      11,418,682
SAST SA Morgan Stanley International
  Equities Portfolio Class 1                 170,889            15.48       2,645,864
SAST SA Morgan Stanley International
  Equities Portfolio Class 3                 699,669 10.74      11.08      10,129,445
SAST SA Oppenheimer Main Street Large
  Cap Portfolio Class 1                       85,275            27.37       2,333,665
SAST SA Oppenheimer Main Street Large
  Cap Portfolio Class 3                      104,710 13.65      18.10       2,165,843
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                          316,086 10.77      10.85       3,419,414
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                          142,257            27.92       3,971,793
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                          407,699 13.13      20.50       7,057,011
SAST SA Putnam International Growth
  and Income Portfolio Class 1               133,039            17.21       2,290,089
SAST SA Putnam International Growth
  and Income Portfolio Class 3               711,303  9.68      14.21      10,987,411
SAST SA Pyramis Real Estate Portfolio
  Class 1                                     52,438            26.36       1,382,099
SAST SA Pyramis Real Estate Portfolio
  Class 3                                    924,631  8.84      32.88      14,216,942
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                       32,237,642 11.99      12.26     391,106,970
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                       14,396,161 11.95      12.13     173,521,294
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                           99,861            20.67       2,064,625
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                          261,616 12.73      13.12       4,460,478
SAST SA WellsCap Fundamental Growth
  Portfolio Class 1                          100,482            26.00       2,612,906
SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                          194,003 10.43      14.49       4,379,096

                                            For the Year Ended December 31, 2013
                                          ----------------------------------------
                                          Investment    Expense         Total
                                            Income   Ratio (%)/(d)/ Return (%)/(e)/
                                          ---------- -------------- --------------
                                            Ratio
Sub-accounts                               (%)/(c)/  Lowest Highest Lowest  Highest
------------                              ---------- ------ ------- ------  -------
SAST SA American Funds Asset
  Allocation Portfolio Class 3               1.36     1.15   1.90   21.04    21.95
SAST SA American Funds Global Growth
  Portfolio Class 3                          0.57     1.15   2.15   26.09    27.36
SAST SA American Funds Growth
  Portfolio Class 3                          0.47     1.15   2.15   26.99    28.26
SAST SA American Funds Growth-
  Income Portfolio Class 3                   1.20     1.15   2.15   30.27    31.58
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3         0.07     1.30   2.15   17.61    18.79
SAST SA Boston Company Capital
  Growth Portfolio Class 1                   0.76            1.52            27.31
SAST SA Boston Company Capital
  Growth Portfolio Class 3                   0.57     0.85   1.90   26.51    27.84
SAST SA Columbia Technology Portfolio
  Class 1                                    0.00            1.52            23.99
SAST SA Columbia Technology Portfolio
  Class 3                                    0.00     0.85   1.90   23.33    24.14
SAST SA DFA Ultra Short Bond Portfolio
  Class 1                                    0.00            1.52            -1.76
SAST SA DFA Ultra Short Bond Portfolio
  Class 3                                    0.00     0.85   1.90   -2.38    -1.35
SAST SA Dogs of Wall Street Portfolio
  Class 1                                    1.41            1.52            34.56
SAST SA Dogs of Wall Street Portfolio
  Class 3                                    1.46     0.85   2.15   33.38    35.12
SAST SA Federated Corporate Bond
  Portfolio Class 1                          4.10            1.52            -0.13
SAST SA Federated Corporate Bond
  Portfolio Class 3                          4.26     0.85   2.15   -1.00     0.29
SAST SA Franklin Foreign Value Portfolio
  Class 3                                    1.68     0.85   2.15   20.47    22.04
SAST SA Franklin Small Company Value
  Portfolio Class 3                          0.67     0.85   2.15   32.17    33.89
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                          1.06            1.52            -5.00
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                          1.00     0.85   2.15   -5.83    -4.60
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                          0.00            1.52            35.72
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                          0.00     0.85   2.15   34.53    36.29
SAST SA Janus Focused Growth Portfolio
  Class 3                                    0.01     0.85   2.15   31.51    33.23
SAST SA JPMorgan Balanced Portfolio
  Class 1                                    1.56            1.52            17.68
SAST SA JPMorgan Balanced Portfolio
  Class 3                                    1.39     0.85   1.90   16.94    18.17
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                          0.54            1.52            -4.84
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                          0.32     0.85   2.15   -5.67    -4.44
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                          1.49            1.52            29.77
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                          1.44     0.85   2.15   28.64    30.31
SAST SA JPMorgan Global Equities
  Portfolio Class 1                          0.53            1.52            24.30
SAST SA JPMorgan Global Equities
  Portfolio Class 3                          0.33     0.85   1.90   23.52    24.44
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                          1.35            1.52            -5.04
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                          1.28     0.85   2.15   -5.87    -4.64
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                          0.00            1.52            40.27
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                          0.00     0.85   2.15   39.05    40.86
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1                    1.20            1.52            31.67
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3                    0.94     0.85   2.15   30.52    32.22
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                          0.35            1.52            31.95
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                          0.13     0.85   1.90   31.12    32.50
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                    0.65            1.52            29.83
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3                    0.43     0.85   2.15   28.70    30.37
SAST SA MFS Telecom Utility Portfolio
  Class 1                                    2.39            1.52            18.17
SAST SA MFS Telecom Utility Portfolio
  Class 3                                    2.24     0.85   1.90   17.43    18.66
SAST SA MFS Total Return Bond
  Portfolio Class 1                          2.34            1.52            17.21
SAST SA MFS Total Return Bond
  Portfolio Class 3                          2.08     0.85   1.90   16.48    17.70
SAST SA Morgan Stanley International
  Equities Portfolio Class 1                 2.64            1.52            18.81
SAST SA Morgan Stanley International
  Equities Portfolio Class 3                 2.43     0.85   2.15   17.77    19.30
SAST SA Oppenheimer Main Street Large
  Cap Portfolio Class 1                      0.55            1.52            29.25
SAST SA Oppenheimer Main Street Large
  Cap Portfolio Class 3                      0.39     0.85   2.15   28.12    29.79
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                          0.99     1.15   2.15    7.73     8.45
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                          5.18            1.52             6.28
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                          5.44     0.85   2.15    5.35     6.73
SAST SA Putnam International Growth
  and Income Portfolio Class 1               2.00            1.52            20.20
SAST SA Putnam International Growth
  and Income Portfolio Class 3               1.72     0.85   1.90   19.45    20.70
SAST SA Pyramis Real Estate Portfolio
  Class 1                                    1.11            1.52            -3.56
SAST SA Pyramis Real Estate Portfolio
  Class 3                                    0.96     0.85   2.15   -4.41    -3.16
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                          0.00     0.95   2.15   14.65    16.03
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                          0.00     1.15   2.15   15.06    16.21
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                          0.00            1.52            40.79
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                          0.00     0.85   1.90   39.91    41.38
SAST SA WellsCap Fundamental Growth
  Portfolio Class 1                          0.00            1.52            35.00
SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                          0.00     0.85   1.90   34.16    35.57

(a) Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b) These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)

    Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(d) These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e) These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7. Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 23, 2018, the date the financial statements were issued, and has determined that no additional items require disclosure.

The United States Life Insurance
Company in the City of New York

Audited GAAP Financial Statements
At December 31, 2017 and 2016 and for each of the three years ended December 31, 2017

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

TABLE OF CONTENTS

                                                                           Page
                                                                           ----
CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Auditors                                               2
Consolidated Balance Sheets at December 31, 2017 and 2016                    3
Consolidated Statements of Income for each of the years ended
  December 31, 2017, 2016 and 2015                                           4
Consolidated Statements of Comprehensive Income (Loss) for each of the
  years ended December 31, 2017, 2016 and 2015                               5
Consolidated Statements of Equity for each of the years ended
  December 31, 2017, 2016 and 2015                                           6
Consolidated Statements of Cash Flows for each of the years ended
  December 31, 2017, 2016 and 2015                                           7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   Basis of Presentation                                                   8
2.   Summary of Significant Accounting Policies                              9
3.   Fair Value Measurements                                                15
4.   Investments                                                            32
5.   Lending Activities                                                     42
6.   Reinsurance                                                            44
7.   Derivatives and Hedge Accounting                                       45
8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements       48
9.   Variable Interest Entities                                             50
10.  Insurance Liabilities                                                  52
11.  Variable Life and Annuity Contracts                                    56
12.  Debt                                                                   58
13.  Commitments and Contingencies                                          59
14.  Equity                                                                 60
15.  Statutory Financial Data and Restrictions                              61
16.  Benefit Plans                                                          62
17.  Income Taxes                                                           62
18.  Related Party Transactions                                             66
19.  Subsequent Events                                                      67

Report of Independent Auditors

To the Board of Directors of
The United States Life Insurance Company in the City of New York

We have audited the accompanying consolidated financial statements of The United States Life Insurance Company in the City of New York and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2017.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The United States Life Insurance Company in the City of New York and its subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in accordance with accounting principles generally accepted in the United States of America.

Other Matter

As described in Note 10, accounting principles generally accepted in the United States of America require that insurance companies with short-duration insurance contracts disclose certain information related to incurred claims and paid claims prior to the most recent year, to supplement the basic financial statements. Such information, although not part of the basic financial statements, is required by the Financial Accounting Standards Board who considers it to be an essential part of financial reporting for placing the basic financial statements in an appropriate operational, economic or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States of America, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management's responses to our inquiries, the basic financial statements, and other knowledge we obtained during our audit of the basic financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with evidence sufficient to express an opinion or provide any assurance.

/s/ PricewaterhouseCoopers LLP

April 26, 2018

                                    2 of 2

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
CONSOLIDATED BALANCE SHEETS

                                                                 December 31,
                                                                ---------------
 (in millions, except for share data)                            2017    2016
 ------------------------------------                           ------- -------
 Assets:
    Investments:
        Fixed maturity securities:
           Bonds available for sale, at fair value
             (amortized cost: 2017 - $18,523; 2016 -
             $18,484)                                           $19,640 $19,097
           Other bond securities, at fair value                     484     484
        Equity securities:
           Common and preferred stock, available for
             sale, at fair value (cost: 2017 - $4; 2016
             - $1)                                                    4       1
        Mortgage and other loans receivable, net of
          allowance                                               3,089   2,947
        Other invested assets (portion measured at fair
          value: 2017 - $486; 2016 - $452)                          757     775
        Short-term investments (portion measured at
          fair value: 2017 - $258; 2016 - $160)                     263     174
                                                                ------- -------
           Total investments                                     24,237  23,478
    Cash                                                             66      49
    Accrued investment income                                       184     179
    Amounts due from related parties                                 30      32
    Premiums and other receivables - net of allowance                91      91
    Reinsurance assets, net of allowance                            226     235
    Deferred policy acquisition costs                               485     570
    Current income tax receivable                                    --      57
    Deferred income taxes                                            74     276
    Other assets                                                    186     293
    Separate account assets, at fair value                        5,575   5,039
                                                                ------- -------
 Total assets                                                   $31,154 $30,299
                                                                ======= =======
 Liabilities:
    Future policy benefits for life and accident and
      health insurance contracts                                $ 6,174 $ 6,189
    Policyholder contract deposits (portion measured at
      fair value: 2017 - $217; 2016 - $178)                      13,930  14,102
    Policy claims and benefits payable                              180     192
    Other policyholder funds                                        308     323
    Current income tax payable                                       81      --
    Notes payable - to third parties                                 --       2
    Amounts due to related parties                                  153     146
    Securities lending payable                                      296      70
    Other liabilities                                               272     387
    Separate account liabilities                                  5,575   5,039
                                                                ------- -------
 Total liabilities                                               26,969  26,450
                                                                ------- -------
 Commitments and contingencies (see Note 13)

 Shareholder's equity:
    Common stock, $2 par value; 1,980,658 shares
      authorized, issued and outstanding                              4       4
    Additional paid-in capital                                    3,337   3,337
    Retained earnings                                               238     132
    Accumulated other comprehensive income                          605     376
                                                                ------- -------
 Total shareholder's equity                                       4,184   3,849
 Noncontrolling interests                                             1      --
                                                                ------- -------
 Total equity                                                     4,185   3,849
                                                                ------- -------
 Total liabilities and equity                                   $31,154 $30,299
                                                                ======= =======

See accompanying Notes to Consolidated Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
CONSOLIDATED STATEMENTS OF INCOME

                                                        Years Ended December 31,
                                                        -----------------------
 (in millions)                                           2017     2016    2015
 -------------                                          ------   ------  ------
 Revenues:
    Premiums                                            $  216   $  340  $  428
    Policy fees                                            257      253     252
    Net investment income                                1,213    1,159   1,129
    Net realized capital losses:
        Total other-than-temporary impairments on
          available for sale securities                    (15)     (53)    (43)
        Portion of other-than-temporary
          impairments on available for sale fixed
          maturity securities recognized in other
          comprehensive loss                               (13)      (1)     (2)
                                                        ------   ------  ------
        Net other-than-temporary impairments on
          available for sale securities recognized
          in net income                                    (28)     (54)    (45)
        Other realized capital gains (losses)                5     (154)     (9)
                                                        ------   ------  ------
    Total net realized capital losses                      (23)    (208)    (54)
        Other income                                        61       59      50
                                                        ------   ------  ------
 Total revenues                                          1,724    1,603   1,805
                                                        ------   ------  ------
 Benefits and expenses:
    Policyholder benefits                                  587      948     740
    Interest credited to policyholder account
      balances                                             385      368     412
    Amortization of deferred policy acquisition
      costs                                                 44      (28)     45
    General operating and other expenses                   193      211     217
                                                        ------   ------  ------
 Total benefits and expenses                             1,209    1,499   1,414
                                                        ------   ------  ------
 Income before income tax expense                          515      104     391
 Income tax expense:
    Current                                                125        6      63
    Deferred                                               104       14      63
                                                        ------   ------  ------
 Income tax expense                                        229       20     126
                                                        ------   ------  ------
 Net income                                                286       84     265
                                                        ======   ======  ======

See accompanying Notes to Consolidated Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                                        Years Ended December 31,
                                                                                                        -----------------------
(in millions)                                                                                             2017   2016     2015
-------------                                                                                           ------   ----    -----
Net income                                                                                               $286    $ 84    $ 265
                                                                                                         ----     ----   -----
Other comprehensive income (loss), net of tax
   Change in unrealized appreciation (depreciation) of fixed maturity investments on which other-than-
     temporary credit impairments were recognized                                                           5     (11)     (31)
   Change in unrealized appreciation (depreciation) of all other investments                              322     328     (724)
   Adjustments to deferred policy acquisition costs and deferred sales inducements                        (62)    (11)     122
   Change in unrealized insurance loss recognition                                                        (76)    (52)     139
                                                                                                         ----     ----   -----
Other comprehensive income (loss)                                                                         189     254     (494)
                                                                                                         ----     ----   -----
Comprehensive income (loss)                                                                              $475    $338    $(229)
                                                                                                         ====     ====   =====

See accompanying Notes to Consolidated Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
CONSOLIDATED STATEMENTS OF EQUITY

                                                                               Accumulated
                                                          Additional              Other
                                                   Common  Paid-in   Retained Comprehensive Noncontrolling Total
(in millions)                                      Stock   Capital   Earnings    Income        Interest    Equity
-------------                                      ------ ---------- -------- ------------- -------------- ------
Balance, January 1, 2015                            $ 4     $3,334    $ 380       $ 616          $--       $4,334
                                                    ---     ------    -----       -----          ---       ------
Net income                                           --         --      265          --           --          265
Dividends                                            --         --     (290)         --           --         (290)
Other comprehensive loss                             --         --       --        (494)          --         (494)
                                                    ---     ------    -----       -----          ---       ------
Balance, December 31, 2015                          $ 4     $3,334    $ 355       $ 122          $--       $3,815
                                                    ===     ======    =====       =====          ===       ======
Net income                                           --         --       84          --           --           84
Dividends                                            --         --     (307)         --           --         (307)
Other comprehensive income                           --         --       --         254           --          254
Capital contributions from Parent                    --          3       --          --           --            3
                                                    ---     ------    -----       -----          ---       ------
Balance, December 31, 2016                          $ 4     $3,337    $ 132       $ 376          $--       $3,849
                                                    ===     ======    =====       =====          ===       ======
Net income                                           --         --      286          --           --          286
Dividends                                            --         --     (140)         --           --         (140)
Other comprehensive income                           --         --       --         189           --          189
Increase from consolidation                          --         --       --          --            1            1
Reclassification of certain tax effects from AOCI    --         --      (40)         40           --           --
                                                    ---     ------    -----       -----          ---       ------
Balance, December 31, 2017                          $ 4     $3,337    $ 238       $ 605          $ 1       $4,185
                                                    ===     ======    =====       =====          ===       ======

See accompanying Notes to Consolidated Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                     Years Ended December 31,
                                                                    -------------------------
(in millions)                                                         2017     2016     2015
-------------                                                       -------  -------  -------
Cash flows from operating activities:
   Net income                                                       $   286  $    84  $   265
                                                                    -------  -------  -------
   Adjustments to reconcile net income to net cash provided
     by operating activities:
       Interest credited to policyholder account balances               385      368      412
       Amortization of deferred policy acquisition costs                 44      (28)      45
       Fees charged for policyholder contract deposits                 (197)    (197)    (182)
       Net realized capital losses                                       23      208       54
       Unrealized gains in earnings, net                                (94)     (28)     (10)
       Equity in (income) losses of partnerships and other
         invested assets                                                (11)       1       13
       Accretion of net premium/discount on investments                (167)    (181)    (169)
       Capitalized interest                                             (19)     (15)     (13)
       Provision for deferred income taxes                              104       14       63
   Changes in operating assets and liabilities:
       Accrued investment income                                         (5)      10        3
       Amounts due (to) from related parties                              9      (40)      88
       Reinsurance assets                                                 9       29        2
       Deferred policy acquisition costs                                (51)     (64)     (68)
       Current income tax receivable/payable                            138      (23)      32
       Future policy benefits                                          (156)     229      (68)
       Other, net                                                        (2)     (36)     (91)
                                                                    -------  -------  -------
   Total adjustments                                                     10      247      111
                                                                    -------  -------  -------
Net cash provided by operating activities                               296      331      376
                                                                    =======  =======  =======
Cash flows from investing activities:
   Proceeds from (payments for)
       Sales or distribution of:
          Available for sale investments                              1,732    1,606    1,518
          Other investments, excluding short-term
            investments                                                 187      376      289
       Redemption and maturities of fixed maturity
         securities available for sale                                2,097    2,145    1,656
       Principal payments received on sales and maturities
         of mortgage and other loans receivable                         486      475      328
       Redemption and maturities of other investments,
         excluding short-term investments                                83       43       37
   Purchases of:
       Available for sale investments                                (3,608)  (3,731)  (2,811)
       Mortgage and other loans receivable                             (620)    (726)    (781)
       Other investments, excluding short-term investments             (231)    (284)    (310)
   Net change in short-term investments                                 (89)     (36)     (37)
   Other, net                                                           (40)     (12)     (37)
                                                                    -------  -------  -------
Net cash used in investing activities                                    (3)    (144)    (148)
                                                                    =======  =======  =======
Cash flows from financing activities:
   Policyholder contract deposits                                     1,282    1,341      967
   Policyholder contract withdrawals                                 (1,557)  (1,369)    (943)
   Net exchanges to separate accounts                                   (77)    (134)    (133)
   Change in repurchase agreements                                        2       (1)     101
   Repayment of notes payable                                            (2)      --       --
   Change in securities lending payable                                 226       70       --
   Cash overdrafts                                                      (10)     (11)      --
   Dividends and return of capital paid to Parent                      (140)     (46)    (246)
   Other, net                                                            --       --        7
                                                                    -------  -------  -------
Net cash used in financing activities                                  (276)    (150)    (247)
                                                                    =======  =======  =======
Net increase (decrease) in cash                                          17       37      (19)
Cash at beginning of year                                                49       12       31
                                                                    -------  -------  -------
Cash at end of year                                                 $    66  $    49  $    12
                                                                    =======  =======  =======
Supplementary Disclosure of Consolidated Cash Flow
  Information
Cash paid (received) during the period for
   Taxes                                                            $    (5) $    32  $    22
Non-cash investing/financing activities:
   Sales inducements credited to policyholder contract
     deposits                                                             2        2        1
   Non-cash dividends                                                    --      261       44
   Non-cash contributions from Parent                                    --        3       --
                                                                    -------  -------  -------

See accompanying Notes to Consolidated Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. BASIS OF PRESENTATION

The United States Life Insurance Company in the City of New York, including its wholly owned subsidiary, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "USL," "we," "us" or "our" mean The United States Life Insurance Company in the City of New York and its consolidated subsidiary, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We offer a broad portfolio of individual fixed and variable annuity and life insurance products. In October 2016, we made a strategic decision to refocus our group benefits business, which included the decision to cease quoting new business in our employer and voluntary group benefits lines and seek strategic alternatives for our group products distributed through sponsored organizations such as professional and affinity associations. We are licensed to sell life and accident and health insurance in all 50 states and the District of Columbia. We are also licensed in American Samoa, U.S Virgin Islands, and Guam.

Our fixed annuity products include single premium fixed annuities, immediate annuities and deferred income annuities. Our variable annuity products include variable annuities that offer a combination of growth potential, death benefit features and income protection features. Our fixed index annuities include products that provide growth potential based in part on the performance of a market index, and certain of our fixed index annuity products offer optional income protection features. Our distribution channels include banks, wirehouses, broker dealers, independent marketing organizations and independent insurance agents.

Our individual life insurance products are primarily term life and universal life insurance, distributed through independent marketing organizations, independent insurance agents, financial advisors and direct marketing.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated.

The consolidated financial statements include the accounts of the Company, and our controlled subsidiary (generally through a greater than 50 percent ownership of voting right and voting interests). Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence and partnership and partnership-like entities in which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset and provisional estimates associated with the enactment of the Tax Cuts and Jobs Act of 2017 (Tax Act);

..   reinsurance assets;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   estimated gross profits (EGP) to value deferred policy acquisition costs
    (DAC) for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available-for-sale securities and impairment on other invested assets;

..   liability for legal contingencies; and

..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

Note 3.   Fair Value Measurements
              .  Short-term investments
Note 4.   Investments
              .  Fixed maturity and equity securities
              .  Other invested assets
              .  Net investment income
              .  Net realized capital gains (losses)
              .  Other-than-temporary impairments
Note 5.   Lending Activities
              . Mortgage and other loans receivable - net of allowance
Note 6.   Reinsurance
              .  Reinsurance assets, net of allowance
Note 7.   Derivatives and Hedge Accounting
              .  Derivative assets and liabilities, at fair value
Note 8.   Deferred Policy Acquisition Costs and Deferred Sales
          Inducements
              .  Deferred policy acquisition costs
              . Amortization of deferred policy acquisition costs
              .  Deferred sales inducements
Note 9.   Variable Interest Entities
Note 10.  Insurance Liabilities
              .  Future policy benefits

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

              .  Policyholder contract deposits
              .  Other policyholder funds
Note 11.  Variable Life and Annuity Contracts
Note 12.  Debt
              .  Long-term debt
Note 13.  Commitments and Contingencies
              .  Legal contingencies
Note 17.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in premiums in the Consolidated Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums include the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for the cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

Other income primarily includes brokerage commissions, advisory fee income and income from legal settlements.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

Other assets consist of prepaid expenses, deposits, other deferred charges, other fixed assets, capitalized software costs, deferred sales inducements and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds. For a more detailed discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Accounting Standards Adopted During 2017

Derivative Contract Novations

In March 2016, the Financial Accounting Standards Board (FASB) issued an accounting standard that clarifies that a change in the counterparty (novation) to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require de-designation of that hedging relationship provided that all other hedge accounting criteria continue to be met.

We adopted the standard on its required effective date of January 1, 2017. The adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Contingent Put and Call Options in Debt Instruments

In March 2016, the FASB issued an accounting standard that clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The standard requires an evaluation of embedded call (put) options solely on a four-step decision sequence that requires an entity to consider whether (1) the amount paid upon settlement is adjusted based on changes in an index, (2) the amount paid upon settlement is indexed to an underlying other than interest rates or credit risk, (3) the debt involves a substantial premium or discount and (4) the put or call option is contingently exercisable.

We adopted the standard on its required effective date of January 1, 2017. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Simplifying the Transition to the Equity Method of Accounting

In March 2016, the FASB issued an accounting standard that eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods during which the investment had been held.

We adopted the standard on its required effective date of January 1, 2017. The adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Interest Held through Related Parties that are under Common Control

In October 2016, the FASB issued an accounting standard that amends the consolidation analysis for a reporting entity that is the single decision maker of a VIE. The new guidance will require the decision maker's evaluation of its interests held through related parties that are under common control on a proportionate basis (rather than in their entirety) when determining whether it is the primary beneficiary of that VIE. The amendment does not change the characteristics of a primary beneficiary.

We adopted the standard on its required effective date of January 1, 2017. The adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Clarifying the Definition of a Business

In January 2017, the FASB issued an accounting standard that changes the definition of a business to assist entities in evaluating when a set of transferred assets and activities is a business. The new standard will require an entity to evaluate if substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar assets; if so, the set of transferred assets and activities is not a business. At a minimum, a set must include an input and a substantive process that together significantly contribute to the ability to create output.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


We adopted the standard on October 1, 2017. The impact of the standard is primarily related to our investments in real estate. As a result of the adoption, we anticipate that future acquisitions of certain real estate investments will no longer meet the definition of a business and will be treated as asset acquisitions. As a result, no goodwill would be recognized from these investments and certain costs can be capitalized as part of the asset acquisitions. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations and cash flows.

Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (AOCI)

In February 2018, the FASB issued an accounting standard that allows the optional reclassification of stranded tax effects within accumulated other comprehensive income to retained earnings that arise due to the enactment of the Tax Act. We have elected to early adopt the accounting standard in our financial statements for the year ended December 31, 2017. Accordingly, we have recorded a reclassification adjustment of $40 million related to the effect of the change in the U.S. federal corporate income tax rate on the gross deferred tax amounts at the date of enactment of the Tax Act. Consistent with Staff Accounting Bulletin No. 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act (SAB 118), released by the Securities and Exchange Commission, these are provisional adjustments and may be revised as relevant guidance is released.

We use the security-by-security approach when releasing stranded income tax effects from AOCI for available for sale securities.

Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

We will adopt this standard on its effective date of January 1, 2018 using the modified retrospective approach. Our analysis of revenues indicates that substantially all of our revenues are from sources excluded from the scope of the standard. For those revenue sources within the scope of the standard, there are no material changes in the timing or measurement of revenues based upon the guidance. As substantially all of our revenue sources are excluded from the scope of the standard, the adoption of the standard will not have a material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that will require equity investments that do not follow the equity method of accounting or are not subject to consolidation to be measured at fair value with changes in fair value recognized in earnings, while financial liabilities for which fair value option accounting has been elected, changes in fair value due to instrument-specific credit risk will be presented separately in other comprehensive income. The standard allows the election to record equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes with changes in the carrying value of the equity investments recorded in earnings. The standard also updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

We will adopt this standard on its effective date of January 1, 2018 using the modified retrospective approach. Based on our review substantially all of our assets and liabilities are not within the scope of the standard. The adoption of this standard will not have material effect on our reported consolidated financial condition, results of operations, cash flows or require disclosures.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Leases

In February 2016, the FASB issued an accounting standard that will require lessees with lease terms of more than 12 months to recognize a right of use asset and a corresponding lease liability on their balance sheets. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating leases or finance leases.

We plan to adopt the standard on its effective date of January 1, 2019 using a modified retrospective approach upon adoption. We are currently quantifying the expected recognition on our balance sheet for a right to use asset and a lease liability as required by the standard. We do not expect the impact of the standard to have a material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Financial Instruments - Credit Losses

In June 2016, the FASB issued an accounting standard that will change how entities account for credit losses for most financial assets. The standard will replace the existing incurred loss impairment model with a new "current expected credit loss model" that generally will result in earlier recognition of credit losses. The standard will apply to financial assets subject to credit losses, including loans measured at amortized cost, reinsurance receivables and certain off-balance sheet credit exposures. Additionally, the impairment for available for sale debt securities, including purchased credit deteriorated securities, are subject to the new guidance and will be measured in a similar manner, except that losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The standard will also require additional information to be disclosed in the footnotes.

The standard is effective on January 1, 2020, with early adoption permitted on January 1, 2019. We are continuing to develop our implementation plan to adopt the standard and are assessing the impact of the standard on our reported consolidated financial condition, results of operations, cash flows and required disclosures. While we expect an increase in our allowances for credit losses for the financial instruments within scope of the standard, given the objective of the new standard, the amount of any change will be dependent on our portfolios' composition and quality at the adoption date as well as economic conditions and forecasts at that time.

Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB issued an accounting standard that addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide clarity on the treatment of eight specifically defined types of cash inflows and outflows.

We will adopt this standard retrospectively on its effective date of January 1, 2018. The standard addresses presentation in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition, results of operations or required disclosures.

Intra-Entity Transfers of Assets Other than Inventory

In October 2016, the FASB issued an accounting standard that will require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset is sold to a third party.

We will adopt the standard on its effective date of January 1, 2018 using a modified retrospective approach. The adoption of this standard will not have a material impact on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Restricted Cash

In November 2016, the FASB issued an accounting standard that provides guidance on the presentation of restricted cash in the Statement of Cash Flows. Entities will be required to explain the changes during a reporting period in the

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents in the statement of cash flows.

We will adopt the standard retrospectively on its effective date of January 1, 2018. The standard addresses presentation of restricted cash in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition, results of operations or required disclosures.

Gains and Losses from the Derecognition of Nonfinancial Assets

In February 2017, the FASB issued an accounting standard that clarifies the scope of the derecognition guidance for the sale, transfer and derecognition of nonfinancial assets to noncustomers that aligns with the new revenue recognition principles. The standard also adds new accounting for partial sales of nonfinancial assets (including in substance real estate) that requires an entity to derecognize a nonfinancial asset when it 1) ceases to have a controlling financial interest in the legal entity that holds the asset based on the consolidation model and 2) transfers control of the asset based on the revenue recognition model.

We will adopt this standard on its effective date of January 1, 2018 under the modified retrospective approach. Based on our evaluation, we do not expect the standard to have a material impact on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Improving the Presentation of Net Periodic Pension and Postretirement Benefit
Cost

In March 2017, the FASB issued an accounting standard that requires entities to report the service cost component of net periodic pension and postretirement benefit costs in the same line item as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net periodic benefit costs are required to be separately presented in the income statement. The amendments also allow only the service cost component to be eligible for capitalization when applicable.

We will adopt this standard on its effective date of January 1, 2018. The standard primarily addresses the presentation of the service cost component of net periodic benefit costs in the income statement. AIG Parent's U.S. pension plans are frozen and no longer accrue benefits, which are reflected as service costs. Therefore, the standard will have no material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Derivatives and Hedging

In August 2017, the FASB issued an accounting standard that improves and expands hedge accounting for both financial and commodity risks. The provisions of the amendment are intended to better align the accounting with an entity's risk management activities, enhance the transparency on how the economic results are presented in the financial statements and the footnote, and simplify the application of hedge accounting treatment.

The standard is effective on January 1, 2019, with early adoption permitted. We are evaluating the timing of adoption and are assessing the impact of the standard on our reported consolidated financial condition, results of operations, cash flows and required disclosures.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain of our financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

   . Our Own Credit Risk. Fair value measurements for certain derivative liabilities incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash flow techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

       netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

   . Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Interbank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, we believe this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments, based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market-accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Mortgage and Other Loans Receivable

We estimate the fair value of mortgage and other loans receivable that are measured at fair value by using dealer quotations, discounted cash flow analyses and/or internal valuation models. The determination of fair value considers inputs such as interest rate, maturity, the borrower's creditworthiness, collateral, subordination, guarantees, past-due status, yield curves, credit curves, prepayment rates, market pricing for comparable loans and other relevant factors.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Short-term Investments

For short-term investments that are measured at amortized cost, the carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk. Securities purchased under agreements to resell (reverse repurchase agreements) are generally treated as collateralized receivables. We report certain receivables arising from securities purchased under agreements to resell as Short-term investments in the Consolidated Balance Sheets. When these receivables are measured at fair value, we use market-observable interest rates to determine fair value.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives such as futures and options using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-indexed annuity and life contracts contain embedded derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within Policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

The fair value of embedded derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk neutral valuations are used, which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded derivatives, and related fees are classified in net realized capital gains (losses) as earned, consistent with other changes in the fair value of these embedded policy derivatives. Any portion of the fees not attributed to the embedded derivatives are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and our ability to adjust the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Other Liabilities

Other liabilities measured at fair value include certain securities sold under agreements to repurchase and certain securities sold but not yet purchased. Liabilities arising from securities sold under agreements to repurchase are generally treated as collateralized borrowings. We estimate the fair value of liabilities arising under these agreements by using market-observable interest rates. This methodology considers such factors as the coupon rate, yield curves and other relevant factors. Fair values for securities sold but not yet purchased are based on current market prices.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2017                                 Counterparty    Cash
(in millions)             Level 1 Level 2 Level 3 Netting/(a)/ Collateral  Total
-----------------         ------- ------- ------- ------------ ---------- -------
Assets:
Bonds available for sale:
   U.S. government and
     government
     sponsored entities   $   --  $    33 $   --      $ --        $ --    $    33
   Obligations of
     states,
     municipalities and
     political
     subdivisions             --      502    231        --          --        733
   Non-U.S. governments       --      619     --        --          --        619
   Corporate debt             --   12,387     75        --          --     12,462
   RMBS                       --    1,402  1,492        --          --      2,894
   CMBS                       --    1,156     75        --          --      1,231
   CDO/ABS                    --      769    899        --          --      1,668
                          ------  ------- ------      ----        ----    -------
Total bonds available
  for sale                    --   16,868  2,772        --          --     19,640
                          ------  ------- ------      ----        ----    -------
Other bond securities:
   Non-U.S. governments       --        3     --        --          --          3
   Corporate debt             --      113     --        --          --        113
   RMBS                       --       38    161        --          --        199
   CMBS                       --       56     16        --          --         72
   CDO/ABS                    --       19     78        --          --         97
                          ------  ------- ------      ----        ----    -------
Total other bond
  securities                  --      229    255        --          --        484
                          ------  ------- ------      ----        ----    -------
Equity securities
  available for sale:
   Common stock                3       --     --        --          --          3
   Preferred stock             1       --     --        --          --          1
                          ------  ------- ------      ----        ----    -------
Total equity securities
  available for sale           4       --     --        --          --          4
                          ------  ------- ------      ----        ----    -------
Other invested
  assets/(b)/                 --       --      1        --          --          1
Short-term investments        --      258     --        --          --        258
Derivative assets:
   Interest rate
     contracts                --       34     --        --          --         34
   Foreign exchange
     contracts                --        5     --        --          --          5
   Equity contracts           19       50     --        --          --         69
   Other contracts            --       --      4        --          --          4
   Counterparty netting
     and cash collateral      --       --     --       (90)         --        (90)
                          ------  ------- ------      ----        ----    -------
Total derivative assets       19       89      4       (90)         --         22
                          ------  ------- ------      ----        ----    -------
Separate account assets    3,192    2,383     --        --          --      5,575
                          ------  ------- ------      ----        ----    -------
Total                     $3,215  $19,827 $3,032      $(90)       $ --    $25,984
                          ======  ======= ======      ====        ====    =======
Liabilities:
Policyholder contract
  deposits                $   --  $    -- $  217      $ --        $ --    $   217
Derivative liabilities:
   Interest rate
     contracts                --       45     --        --          --         45
   Foreign exchange
     contracts                --       25     --        --          --         25
   Equity contracts           --       45     --        --          --         45
   Counterparty netting
     and cash collateral      --       --     --       (90)        (25)      (115)
                          ------  ------- ------      ----        ----    -------
Total derivative
  liabilities                 --      115     --       (90)        (25)        --
                          ------  ------- ------      ----        ----    -------
Total                     $   --  $   115 $  217      $(90)       $(25)   $   217
                          ======  ======= ======      ====        ====    =======

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2016                                 Counterparty    Cash
(in millions)             Level 1 Level 2 Level 3 Netting/(a)/ Collateral  Total
-----------------         ------- ------- ------- ------------ ---------- -------
Assets:
Bonds available for sale:
   U.S. government and
     government
     sponsored entities   $   --  $    37 $   --      $ --        $--     $    37
   Obligations of
     states,
     municipalities and
     political
     subdivisions             --      448    188        --         --         636
   Non-U.S. governments       --      503     --        --         --         503
   Corporate debt             --   11,447     72        --         --      11,519
   RMBS                       --    1,490  1,923        --         --       3,413
   CMBS                       --    1,113    174        --         --       1,287
   CDO/ABS                    --      888    814        --         --       1,702
                          ------  ------- ------      ----        ---     -------
Total bonds available
  for sale                    --   15,926  3,171        --         --      19,097
                          ------  ------- ------      ----        ---     -------
Other bond securities:
   Non-U.S. governments       --        3     --        --         --           3
   Corporate debt             --      103     --        --         --         103
   RMBS                       --       31    177        --         --         208
   CMBS                       --       46      5        --         --          51
   CDO/ABS                    --       28     91        --         --         119
                          ------  ------- ------      ----        ---     -------
Total other bond
  securities                  --      211    273        --         --         484
                          ------  ------- ------      ----        ---     -------
Equity securities
  available for sale:
   Preferred stock             1       --     --        --         --           1
                          ------  ------- ------      ----        ---     -------
Total equity securities
  available for sale           1       --     --        --         --           1
                          ------  ------- ------      ----        ---     -------
Other invested
  assets/(b)/                 --       --     --        --         --          --
Short-term investments        --      160     --        --         --         160
Derivative assets:
   Interest rate
     contracts                --       57     --        --         --          57
   Foreign exchange
     contracts                --       36     --        --         --          36
   Equity contracts            5       --     --        --         --           5
   Other contracts            --       --      3        --         --           3
   Counterparty netting
     and cash collateral      --       --     --       (60)        --         (60)
                          ------  ------- ------      ----        ---     -------
Total derivative assets        5       93      3       (60)        --          41
                          ------  ------- ------      ----        ---     -------
Separate account assets    2,703    2,336     --        --         --       5,039
                          ------  ------- ------      ----        ---     -------
Total                     $2,709  $18,726 $3,447      $(60)       $--     $24,822
                          ======  ======= ======      ====        ===     =======
Liabilities:
Policyholder contract
  deposits                $   --  $    -- $  178      $ --        $--     $   178
Derivative liabilities:
   Interest rate
     contracts                --       54     --        --         --          54
   Foreign exchange
     contracts                --        6     --        --         --           6
   Counterparty netting
     and cash collateral      --       --     --       (60)        --         (60)
                          ------  ------- ------      ----        ---     -------
Total derivative
  liabilities                 --       60     --       (60)        --          --
                          ------  ------- ------      ----        ---     -------
Total                     $   --  $    60 $  178      $(60)       $--     $   178
                          ======  ======= ======      ====        ===     =======

(a)Represents netting of derivative exposures covered by qualifying master netting agreements.
(b)Excludes investments that are measured at fair value using the NAV per share (or its equivalent), which totaled $485 million and $452 million as of December 31, 2017 and 2016, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. We had no significant transfers between Level 1 and Level 2 during 2017 and 2016.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during the years ended December 31, 2017 and 2016 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the Consolidated Balance Sheets at December 31, 2017 and 2016:

                                                                                                          Changes in
                                    Net Realized                                                          Unrealized
                                        and                     Purchases,                              Gains (Losses)
                                     Unrealized                   Sales,                                 Included in
                            Fair       Gains                    Issuances                        Fair     Income on
                            Value     (Losses)       Other         and        Gross     Gross   Value    Instruments
                          Beginning Included in  Comprehensive Settlements, Transfers Transfers End of  Held at End of
(in millions)              of Year     Income    Income (Loss)     Net         In        Out     Year        Year
-------------             --------- ------------ ------------- ------------ --------- --------- ------  --------------
December 31, 2017
Assets:
Bonds available for sale:
   Obligations of
     states,
     municipalities and
     political
     subdivisions          $  188       $ --         $ 22         $  21        $--      $  --   $  231       $ --
   Corporate debt              72         (2)           3           (14)        64        (48)      75         --
   RMBS                     1,923        113          105          (652)         4         (1)   1,492         --
   CMBS                       174          4            4           (88)        --        (19)      75         --
   CDO/ABS                    814         13           17            55         --         --      899         --
                           ------       ----         ----         -----        ---      -----   ------       ----
Total bonds available
  for sale                  3,171        128          151          (678)        68        (68)   2,772         --
                           ------       ----         ----         -----        ---      -----   ------       ----
Other bond securities:
   RMBS                       177         24           --           (40)        --         --      161         17
   CMBS                         5          1           --            12         10        (12)      16          1
   CDO/ABS                     91         21           --           (34)        --         --       78         13
                           ------       ----         ----         -----        ---      -----   ------       ----
Total other bond
  securities                  273         46           --           (62)        10        (12)     255         31
                           ------       ----         ----         -----        ---      -----   ------       ----
Other invested assets          --         --           --             1         --         --        1         --
                           ------       ----         ----         -----        ---      -----   ------       ----
Total                      $3,444       $174         $151         $(739)       $78      $ (80)  $3,028       $ 31
                           ======       ====         ====         =====        ===      =====   ======       ====
Liabilities:
Policyholder contract      $ (178)      $(50)        $ --         $  11        $--      $  --   $ (217)      $(34)
  deposits
Derivatives assets, net*:
   Other contracts              3         10           --            (9)        --         --        4         13
                           ------       ----         ----         -----        ---      -----   ------       ----
Total derivatives
  assets, net                   3         10           --            (9)        --         --        4         13
                           ------       ----         ----         -----        ---      -----   ------       ----
Total                      $ (175)      $(40)        $ --         $   2        $--      $  --   $ (213)      $(21)
                           ======       ====         ====         =====        ===      =====   ======       ====
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of
     states,
     municipalities and
     political
     subdivisions          $  169       $ --         $  3         $  26        $--      $ (10)  $  188       $ --
   Corporate debt              67          1           (3)          (18)        81        (56)      72         --
   RMBS                     1,735         88            6           101         --         (7)   1,923         --
   CMBS                       357          8          (19)          (55)        --       (117)     174         --
   CDO/ABS                    848         17          (16)          (31)         2         (6)     814         --
                           ------       ----         ----         -----        ---      -----   ------       ----
Total bonds available
  for sale                  3,176        114          (29)           23         83       (196)   3,171         --
                           ------       ----         ----         -----        ---      -----   ------       ----
Other bond securities:
   RMBS                        70          1           --           106         --         --      177         (2)
   CMBS                         6         (1)          --             5         --         (5)       5         --
   CDO/ABS                     99         11           --           (19)        --         --       91          4
                           ------       ----         ----         -----        ---      -----   ------       ----
Total other bond
  securities                  175         11           --            92         --         (5)     273          2
                           ------       ----         ----         -----        ---      -----   ------       ----
Other invested assets           4          5           --            (5)        --         (4)      --          5
                           ------       ----         ----         -----        ---      -----   ------       ----
Total                      $3,355       $130         $(29)        $ 110        $83      $(205)  $3,444       $  7
                           ======       ====         ====         =====        ===      =====   ======       ====
Liabilities:
Policyholder contract
  deposits                 $ (103)      $(54)        $ --         $ (21)       $--      $  --   $ (178)      $(47)
Derivatives assets, net*:
   Other contracts              2         11           --           (10)        --         --        3         13
                           ------       ----         ----         -----        ---      -----   ------       ----
Total derivatives
  assets, net                   2         11           --           (10)        --         --        3         13
                           ------       ----         ----         -----        ---      -----   ------       ----
Total                      $ (101)      $(43)        $ --         $ (31)       $--      $  --   $ (175)      $(34)
                           ======       ====         ====         =====        ===      =====   ======       ====

* Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                                         Net Realized
                                          Net Investment Capital Gains
   (in millions)              Policy Fees     Income       (Losses)    Total
   -------------              ----------- -------------- ------------- -----
   December 31, 2017
      Bonds available for
        sale                      $--          $133          $ (5)     $128
      Other bond securities        --            45             1        46
      Policyholder contract
        deposits                   --            --           (50)      (50)
      Derivative assets, net       10            --            --        10
                                  ---          ----          ----      ----
   December 31, 2016
      Bonds available for
        sale                      $--          $141          $(27)     $114
      Other bond securities        --            10             1        11
      Other invested assets        --             5            --         5
      Policyholder contract
        deposits                   --            --           (54)      (54)
      Derivative assets, net       11            --            --        11
                                  ---          ----          ----      ----

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                           Purchases, Sales,
                                                               Issuances
  (in millions)             Purchases Sales  Settlements and Settlements, Net*
  -------------             --------- -----  ----------- ---------------------
  December 31, 2017
  Assets:
  Bonds available for sale:
     Obligations of
       states,
       municipalities and
       political
       subdivisions           $ 28    $  (7)    $  --            $  21
     Corporate debt             --      (11)       (3)             (14)
     RMBS                       63     (299)     (416)            (652)
     CMBS                       --      (12)      (76)             (88)
     CDO/ABS                   194      (17)     (122)              55
                              ----    -----     -----            -----
  Total bonds available
    for sale                   285     (346)     (617)            (678)
                              ----    -----     -----            -----
  Other bond securities:
     RMBS                       10      (16)      (34)             (40)
     CMBS                       12       --        --               12
     CDO/ABS                    12       --       (46)             (34)
                              ----    -----     -----            -----
  Total other bond
    securities                  34      (16)      (80)             (62)
                              ----    -----     -----            -----
  Other invested assets          1       --        --                1
                              ----    -----     -----            -----
  Total assets                $320    $(362)    $(697)           $(739)
                              ====    =====     =====            =====
  Liabilities:
  Policyholder contract       $ --    $  (3)    $  14            $  11
    deposits
  Derivatives liabilities,
    net
     Other contracts            --       --        (9)              (9)
                              ----    -----     -----            -----
  Total derivatives
    liabilities, net            --       --        (9)              (9)
                              ----    -----     -----            -----
  Total liabilities           $ --    $  (3)    $   5            $   2
                              ====    =====     =====            =====

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                      Purchases, Sales,
                                                                          Issuances
(in millions)                            Purchases Sales Settlements and Settlements, Net
-------------                            --------- ----- ----------- --------------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and political
     subdivisions                          $ 26    $ --     $  --            $ 26
   Corporate debt                            --      --       (18)            (18)
   RMBS                                     456      (2)     (353)            101
   CMBS                                      10     (20)      (45)            (55)
   CDO/ABS                                  157     (29)     (159)            (31)
                                           ----    ----     -----            ----
Total bonds available for sale              649     (51)     (575)             23
                                           ----    ----     -----            ----
Other bond securities:
   RMBS                                     130      (5)      (19)            106
   CMBS                                       5      --        --               5
   CDO/ABS                                   --      --       (19)            (19)
                                           ----    ----     -----            ----
Total other bond securities                 135      (5)      (38)             92
                                           ----    ----     -----            ----
Other invested assets                         1      --        (6)             (5)
                                           ----    ----     -----            ----
Total assets                               $785    $(56)    $(619)           $110
                                           ====    ====     =====            ====
Liabilities:
Policyholder contract deposits             $ --    $ (5)    $ (16)           $(21)
Derivatives liabilities, net
   Other contracts                           --      --       (10)            (10)
                                           ----    ----     -----            ----
Total derivatives liabilities, net           --      --       (10)            (10)
                                           ----    ----     -----            ----
Total liabilities                          $ --    $ (5)    $ (26)           $(31)
                                           ====    ====     =====            ====

* There were no issuances in 2017 and 2016.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2017 and 2016 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $13 million of net losses related to assets transferred into Level 3 in 2017 and includes $3 million of net gains related to assets transferred out of Level 3 in 2017. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excluded $15 million of net losses related to assets transferred into Level 3 in 2016 and included $12 million of net losses related to assets transferred out of Level 3 in 2016.

Transfers of Level 3 Assets

During the years ended December 31, 2017 and 2016, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, and CDO/ABS. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

During the years ended December 31, 2017 and 2016, transfers out of Level 3 assets primarily included private placement and other corporate debt, CMBS, CDO/ABS, RMBS and certain investments in municipal securities. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 for the years ended December 31, 2017 and 2016.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                                Fair Value at
                                December 31,
(in millions)                       2017      Valuation Technique    Unobservable Input/(b)/   Range (Weighted Average)
-------------                   ------------- --------------------- -------------------------- ------------------------
Assets:

Obligations of states,
  municipalities and political
  subdivisions                     $  231     Discounted cash flow                      Yield     3.62% - 4.41% (4.01%)

Corporate debt                         57     Discounted cash flow                      Yield    2.89% - 12.82% (7.85%)

RMBS/(a)/                           1,550     Discounted cash flow   Constant prepayment rate    4.12% - 13.59% (8.85%)
                                                                                Loss severity  41.12% - 77.92% (59.52%)
                                                                        Constant default rate     3.51% - 7.88% (5.70%)
                                                                                        Yield     2.78% - 5.11% (3.94%)

CMBS                                   67     Discounted cash flow                      Yield     1.77% - 6.12% (3.94%)

CDO/ABS/(a)/                          323     Discounted cash flow                      Yield     3.30% - 4.82% (4.06%)
-----------------------------------------------------------------------------------------------------------------------
Liabilities:
Embedded derivatives within
  Policyholder contract
  deposits:
   GMWB                            $  139     Discounted cash flow          Equity volatility            6.45% - 51.25%
                                                                              Base lapse rate            0.35% - 14.00%
                                                                           Dynamic lapse rate          30.00% - 170.00%
                                                                    Mortality multiplier/(c)/          40.00% - 153.00%
                                                                             Utilization rate          90.00% - 100.00%
                                                                       Equity / interest-rate
                                                                             correlation/(d)/           20.00% - 40.00%

   Index annuities                     67     Discounted cash flow                 Lapse rate            0.50% - 40.00%
                                                                    Mortality multiplier/(c)/          42.00% - 162.00%
                                                                                Option budget            1.00% - 03.00%

   Indexed life                        11     Discounted cash flow            Base lapse rate            2.00% - 19.00%
                                                                               Mortality rate            0.00% - 40.00%
-----------------------------------------------------------------------------------------------------------------------

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                Fair Value at
                                December 31,
(in millions)                       2016      Valuation Technique    Unobservable Input/(b)/   Range (Weighted Average)
-------------                   ------------- --------------------- -------------------------- ------------------------
Assets:

Obligations of states,
  municipalities and political
  subdivisions                     $  188     Discounted cash flow                      Yield      4.24% -4.93% (4.59%)

Corporate debt                     $   24     Discounted cash flow                      Yield      5.01% -5.34% (5.18%)

RMBS/(a)/                           2,006     Discounted cash flow   Constant prepayment rate    1.44% - 10.29% (5.87%)
                                                                                Loss severity  47.56% - 80.27% (63.91%)
                                                                        Constant default rate     3.39% - 7.90% (5.65%)
                                                                                        Yield     3.43% - 5.90% (4.66%)

CMBS                                  134     Discounted cash flow                      Yield     2.62% - 9.14% (5.88%)

CDO/ABS/(a)/                          401     Discounted cash flow                      Yield     3.64% - 5.69% (4.66%)
-----------------------------------------------------------------------------------------------------------------------
Liabilities:
Embedded derivatives within
   Policyholder contract
     deposits:
   GMWB                            $  117     Discounted cash flow          Equity volatility           13.00% - 50.00%
                                                                              Base lapse rate            0.50% - 20.00%
                                                                           Dynamic lapse rate          30.00% - 170.00%
                                                                    Mortality multiplier/(d)/          42.00% - 161.00%
                                                                             Utilization rate                   100.00%
                                                                       Equity / interest-rate
                                                                                  correlation           20.00% - 40.00%

   Index annuities                     54     Discounted cash flow                 Lapse rate            1.00% - 40.00%
                                                                    Mortality multiplier/(d)/         101.00% - 103.00%
                                                                                Option budget             1.00% - 3.00%

   Index life                           7     Discounted cash flow            Base lapse rate            2.00% - 19.00%
                                                                               Mortality rate            0.00% - 40.00%
-----------------------------------------------------------------------------------------------------------------------

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us, because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table.

The ranges of reported inputs for Obligations of states, municipalities and political subdivisions, Corporate debt, RMBS, CDO/ABS, and CMBS valued using a discounted cash flow technique consist of one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these Level 3 assets and liabilities.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Obligations of States, Municipalities and Political Subdivisions

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR) and yield.
A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Embedded derivatives within Policyholder contract deposits

Embedded derivatives reported within Policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) within variable annuity products and interest crediting rates based on market indices within index annuities and indexed life. For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

..   Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may be either a decrease or an increase, depending on the relative changes in projected rider fees and projected benefit payments.

..   Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates in the economic scenario generator used to value our GMWB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

..   Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value, as estimated by the Company, is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts.

..   Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

..   Utilization assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization assumptions are based on company experience, which includes partial withdrawal behavior. Increases in assumed utilization rates will generally increase the fair value of the liability.

..   Option budget estimates the expected long-term cost of options used to hedge exposures associated with equity price changes. The level of option budgets determines future costs of the options, which impacts the growth in account value and the valuation of embedded derivatives.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share to measure fair value.

                                                                        December 31, 2017           December 31, 2016
                                                                   --------------------------- ---------------------------
                                                                     Fair Value                  Fair Value
                                                                      Using Net                   Using Net
                                                                     Asset Value                 Asset Value
                                                                    Per Share (or   Unfunded    Per Share (or   Unfunded
(in millions)                   Investment Category Includes       its equivalent) Commitments its equivalent) Commitments
-------------               -------------------------------------- --------------- ----------- --------------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments
                            made as part of a transaction in
                            which assets of mature companies
                            are acquired from the current
                            shareholders, typically with the
                            use of financial leverage                   $102          $168          $ 52          $146

   Real Estate /            Investments in real estate
   Infrastructure           properties and infrastructure
                            positions, including power plants
                            and other energy generating
                            facilities                                     7            15             7            15

   Venture capital          Early-stage, high-potential,
                            growth companies expected to
                            generate a return through an
                            eventual realization event, such as
                            an initial public offering or sale of
                            the company                                   18            12             2            --

   Distressed               Securities of companies that are in
                            default, under bankruptcy
                            protection, or troubled                        3             1             4             2

   Other                    Includes multi-strategy,
                            mezzanine, and other strategies               47            23            40             8
                                                                        ----          ----          ----          ----
Total private equity funds                                               177           219           105           171
                                                                        ----          ----          ----          ----
Hedge funds:
   Event-driven             Securities of companies
                            undergoing material structural
                            changes, including mergers,
                            acquisitions and other
                            reorganizations                               52            --           104            --

   Long-short               Securities that the manager
                            believes are undervalued, with
                            corresponding short positions to
                            hedge market risk                            103            --           156            --

   Macro                    Investments that take long and
                            short positions in financial
                            instruments based on a top-down
                            view of certain economic and
                            capital market conditions                     75            --            --            --

   Distressed               Securities of companies that are in
                            default, under bankruptcy
                            protection or troubled                        58            --            66            --

   Other                    Includes investments held in funds
                            that are less liquid, as well as
                            other strategies which allow for
                            broader allocation between public
                            and private investments.                      20            --            21            --
                                                                        ----          ----          ----          ----
Total hedge funds                                                        308            --           347            --
                                                                        ----          ----          ----          ----
Total                                                                   $485          $219          $452          $171
                                                                        ====          ====          ====          ====

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above, which are carried at fair value, are generally redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments have partial contractual redemption restrictions. These partial redemption restrictions are generally related to one or more investments held in the hedge funds that the fund manager deemed to be illiquid. The majority of these contractual restrictions, which may have been put in place at the fund's inception or thereafter, have pre-defined end dates. The majority of these restrictions are generally expected to be lifted by the end of 2018.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                                  2017
------------                                                                                  ----
Percentage of private equity fund investments with remaining lives of:
   Three years or less                                                                          4%
   Between four and six years                                                                  21
   Between seven and 10 years                                                                  75
                                                                                              ---
       Total                                                                                  100%
                                                                                              ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                                     21%
   Quarterly                                                                                   68
   Annually                                                                                    11
                                                                                              ---
       Total                                                                                  100%
                                                                                              ---
Percentage of hedge fund investments' fair value subject to contractual partial restrictions   56%
                                                                                              ===

The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

                                                   Gain (Loss)
                Years Ended December 31,          -------------
                (in millions)                     2017 2016 2015
                -------------                     ---- ---- ----
                Assets:
                   Bond and equity securities     $ 70 $24  $(5)
                   Alternative investments/(a)/     42   7   18
                                                  ---- ---  ---
                Total gain                        $112 $31  $13
                                                  ==== ===  ===

(a)Includes certain hedge funds, private equity funds and other investment partnerships.

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other investments for the year ended December 31, 2017 primarily relate to commercial mortgage loans, the fair values of which are determined based on independent broker quotations or valuation models using unobservable inputs, as well as the estimated fair value of the underlying collateral or the present value of the expected future cash flows. Impairments for other investments for the year ended December 31, 2015 primarily related to real estate investments acquired in foreclosure.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                 Assets at Fair Value      Impairment Charges
                             ----------------------------- ------------------
                                  Non-Recurring Basis       December 31,
                             ----------------------------- ------------------
      (in millions)          Level 1 Level 2 Level 3 Total 2017   2016  2015
      -------------          ------- ------- ------- ----- ----   ----  ----
      December 31, 2017
         Other investments     $--     $--     $--    $--   $4    $--    $4

      December 31, 2016
         Other investments     $--     $--     $--    $--

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

..   Mortgage and other loans receivable: Fair values of loans on commercial real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. Fair values of residential mortgage loans are generally determined based on market prices, using market based adjustments for credit and servicing as appropriate. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

..   Other invested assets: that are not measured at fair value represent our investments in Federal Home Loan Bank common stock. These investments are carried at amortized cost, which approximates fair value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the carrying amounts and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                               Estimated Fair Value
                                          ------------------------------- Carrying
(in millions)                             Level 1 Level 2 Level 3  Total   Value
-------------                             ------- ------- ------- ------- --------
December 31, 2017
Assets:
   Mortgage and other loans receivable      $--     $ 1   $ 3,119 $ 3,120 $ 3,089
   Other invested assets                     --       9        --       9       9
   Short-term investments                    --       5        --       5       5
   Cash                                      66      --        --      66      66
Liabilities:
   Policyholder contract deposits*           --      --    12,001  12,001  11,769
December 31, 2016
Assets:
   Mortgage and other loans receivable      $--     $ 7   $ 3,015 $ 3,022 $ 2,947
   Other invested assets                     --      10        --      10      10
   Short-term investments                    --      14        --      14      14
   Cash                                      49      --        --      49      49
Liabilities:
   Policyholder contract deposits*           --      --    12,429  12,429  11,985
   Note payable - to third parties, net      --      --         2       2       2

* Excludes embedded policy derivatives which are carried at fair value on a recurring basis.

4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2017 or 2016.

Fixed maturity and equity securities classified as available for sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS and CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on an effective level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Other Securities Measured at Fair Value

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available for sale securities:

                                                                                                              Other-Than-
                                                                      Amortized   Gross      Gross             Temporary
                                                                       Cost or  Unrealized Unrealized  Fair   Impairments
(in millions)                                                           Cost      Gains      Losses    Value  in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ------- -----------
December 31, 2017
Bonds available for sale:
   U.S. government and government sponsored entities                   $    28    $    5     $  --    $    33    $ --
   Obligations of states, municipalities and political subdivisions        674        61        (2)       733      --
   Non-U.S. governments                                                    595        29        (5)       619      --
   Corporate debt                                                       11,694       841       (73)    12,462       1
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              2,697       213       (16)     2,894     119
       CMBS                                                              1,194        44        (7)     1,231      13
       CDO/ABS                                                           1,641        41       (14)     1,668      10
                                                                       -------    ------     -----    -------    ----
   Total mortgage-backed, asset-backed and collateralized                5,532       298       (37)     5,793     142
                                                                       -------    ------     -----    -------    ----
Total bonds available for sale/(b)/                                     18,523     1,234      (117)    19,640     143
                                                                       -------    ------     -----    -------    ----
Equity securities available for sale:
   Common stock                                                              3        --        --          3      --
   Preferred stock                                                           1        --        --          1      --
                                                                       -------    ------     -----    -------    ----
Total equity securities available for sale                                   4        --        --          4      --
                                                                       -------    ------     -----    -------    ----
Total                                                                  $18,527    $1,234     $(117)   $19,644    $143
                                                                       =======    ======     =====    =======    ====
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                   $    32    $    5     $  --    $    37    $ --
   Obligations of states, municipalities and political subdivisions        620        31       (15)       636      --
   Non-U.S. governments                                                    513        11       (21)       503      --
   Corporate debt                                                       11,125       586      (192)    11,519      (6)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              3,244       214       (45)     3,413     121
       CMBS                                                              1,257        43       (13)     1,287       9
       CDO/ABS                                                           1,693        31       (22)     1,702      12
                                                                       -------    ------     -----    -------    ----
   Total mortgage-backed, asset-backed and collateralized                6,194       288       (80)     6,402     142
                                                                       -------    ------     -----    -------    ----
Total bonds available for sale/(b)/                                     18,484       921      (308)    19,097     136
                                                                       -------    ------     -----    -------    ----
Equity securities available for sale:
   Preferred stock                                                           1        --        --          1      --
                                                                       -------    ------     -----    -------    ----
Total equity securities available for sale                                   1        --        --          1      --
                                                                       -------    ------     -----    -------    ----
Total                                                                  $18,485    $  921     $(308)   $19,098    $136
                                                                       =======    ======     =====    =======    ====

(a)Represents the amount of other-than-temporary impairments recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2017 and 2016, bonds available for sale held by us that were below investment grade or not rated totaled $2.6 billion and $3.1 billion, respectively.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                                      Less than 12 Months 12 Months or More       Total
                                                                      ------------------- ----------------- -----------------
                                                                                Gross              Gross             Gross
                                                                      Fair    Unrealized  Fair   Unrealized Fair   Unrealized
(in millions)                                                         Value     Losses    Value    Losses   Value    Losses
-------------                                                         ------  ----------  ------ ---------- ------ ----------
December 31, 2017
Bonds available for sale:
   U.S. government and government sponsored entities                  $   --     $ --     $    1    $ --    $    1    $ --
   Obligations of states, municipalities and political subdivisions       77        2          3      --        80       2
   Non-U.S. governments                                                   75        1         45       4       120       5
   Corporate debt                                                      1,198       41        723      32     1,921      73
   RMBS                                                                  447        8        256       8       703      16
   CMBS                                                                  233        3         87       4       320       7
   CDO/ABS                                                               125        6         99       8       224      14
                                                                      ------     ----     ------    ----    ------    ----
Total bonds available for sale                                        $2,155     $ 61     $1,214    $ 56    $3,369    $117
                                                                      ======     ====     ======    ====    ======    ====
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                  $    3     $ --     $   --    $ --    $    3    $ --
   Obligations of states, municipalities and political subdivisions      247       14          8       1       255      15
   Non-U.S. governments                                                  246       14         41       7       287      21
   Corporate debt                                                      2,807      119        618      73     3,425     192
   RMBS                                                                  883       22        458      23     1,341      45
   CMBS                                                                  318       11         38       2       356      13
   CDO/ABS                                                               615       11        162      11       777      22
                                                                      ------     ----     ------    ----    ------    ----
Total bonds available for sale                                        $5,119     $191     $1,325    $117    $6,444    $308
                                                                      ======     ====     ======    ====    ======    ====

At December 31, 2017, we held 987 individual fixed maturity securities that were in an unrealized loss position, of which 253 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2017 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                     Available for Sale           Position Available for Sale
                                                  ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2017
Due in one year or less                              $   349         $   354          $   28            $   27
Due after one year through five years                  2,547           2,660             206               195
Due after five years through ten years                 2,922           3,007             778               752
Due after ten years                                    7,173           7,826           1,190             1,148
Mortgage-backed, asset-backed and collateralized       5,532           5,793           1,284             1,247
                                                     -------         -------          ------            ------
Total                                                $18,523         $19,640          $3,486            $3,369
                                                     =======         =======          ======            ======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gross realized gains and gross realized losses from sales or maturities of our available for sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2017              2016              2015
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $128     $18      $44      $99      $30      $45

In 2017, 2016, and 2015, the aggregate fair value of available-for-sale securities sold was $1.7 billion, $1.6 billion and $3.1 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value based on our election of the fair value option:

                                                        December 31, 2017           December 31, 2016
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
Non-U.S. governments                                  $  3            1%          $  3            1%
Corporate debt                                         113           23            103           21
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                199           41            208           43
   CMBS                                                 72           15             51           11
   CDO/ABS                                              97           20            119           24
                                                      ----          ---           ----          ---
Total other bond securities                           $484          100%          $484          100%
                                                      ====          ===           ====          ===

Other Invested Assets

The following table summarizes the carrying amounts of other invested assets:

                                                         December 31,
                                                         ------------
             (in millions)                               2017   2016
             -------------                               ----   ----
             Alternative investments/(a) (b)/            $738   $742
             Investment real estate/(c)/                    9     23
             Federal Home Loan Bank (FHLB) common stock     9     10
             All other investments                          1     --
                                                         ----   ----
             Total                                       $757   $775
                                                         ====   ====

(a)At December 31, 2017, includes hedge funds of $352 million and private equity funds of $386 million. At December 31, 2016, includes hedge funds of $496 million and private equity funds of $246 million.
(b)Approximately 62 percent of our hedge fund portfolio is available for redemption in 2018, an additional 38 percent will be available between 2019 and 2022.
(c)Net of accumulated depreciation of $2 million at both December 31, 2017 and 2016.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2017 and 2016, there were no unrealized losses recorded in accumulated other comprehensive income on such investments.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                       Years ended December 31,
                                       -----------------------
                (in millions)           2017    2016     2015
                -------------          -----  -------  -------
                Operating results:
                   Total revenues      $ 810  $   286  $ 1,293
                   Total expenses       (334)    (488)    (472)
                                       -----  -------  -------
                Net income             $ 476  $  (202) $   821
                                       =====  =======  =======

                                                December 31,
                                              ----------------
                (in millions)                   2017     2016
                -------------                 -------  -------
                Balance sheet:
                   Total assets               $16,707  $20,790
                   Total liabilities           (3,609)  (4,597)

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2017 and 2016:

                                             2017                      2016
                                   ------------------------- -------------------------
                                                  Ownership                 Ownership
(in millions, except percentages)  Carrying Value Percentage Carrying Value Percentage
---------------------------------  -------------- ---------- -------------- ----------
Equity method investments               $554       Various        $657       Various

Summarized financial information for these equity method investees may be presented on a lag, due to the unavailability of information for the investees at our respective balance sheet dates, and is included for the periods in which we held an equity method ownership interest.

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are a member of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net Investment Income

Net investment income represents income primarily from the following sources:

..   Interest income and related expenses, including amortization of premiums and accretion of discounts with changes in the timing and the amount of expected principal and interest cash flows reflected in yield, as applicable.

..   Dividend income from common and preferred stock.

..   Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..   Earnings from alternative investments.

..   Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                                                Years Ended December 31,
                                                                                ----------------------
(in millions)                                                                    2017     2016    2015
-------------                                                                   ------   ------  ------
Available for sale fixed maturity securities, including short-term investments  $  963   $  997  $1,011
Other fixed maturity securities                                                     70       24      (5)
Interest on mortgage and other loans                                               159      146     134
Real estate                                                                         (1)      (1)      7
Alternative investments*                                                            58       20      15
Other investments                                                                    2        1       3
                                                                                ------   ------  ------
Total investment income                                                          1,251    1,187   1,165
Investment expenses                                                                 38       28      36
                                                                                ------   ------  ------
Net investment income                                                           $1,213   $1,159  $1,129
                                                                                ======   ======  ======

* Includes income from hedge funds and private equity funds. Hedge funds for which we elected the fair value option are recorded as of the balance sheet date. Other hedge funds are generally reported on a one-month lag, while private equity funds are generally reported on a one-quarter lag.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

..   Sales or full redemptions of available for sale fixed maturity securities, available for sale equity securities, real estate and other alternative investments.

..   Reductions to the amortized cost basis of available for sale fixed maturity securities, available for sale equity securities and certain other invested assets for other-than-temporary impairments.

..   Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..   Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                                Years Ended December 31,
                                                -----------------------
            (in millions)                         2017     2016    2015
            -------------                       ------   ------  ------
            Sales of fixed maturity securities  $ 110    $ (55)   $(15)
            Mortgage and other loans               (4)       3      (1)
            Investment real estate                  9       --       1
            Alternative investments                --        2       4
            Derivatives                          (134)     (70)     21
            Other                                  24      (34)    (19)
            Other-than-temporary impairments      (28)     (54)    (45)
                                                -----    -----    ----
            Net realized capital losses         $ (23)   $(208)   $(54)
                                                =====    =====    ====

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities:

                                                                                    Years Ended December 31,
                                                                                    ----------------------
(in millions)                                                                         2017     2016    2015
-------------                                                                       ------   ------  ------
Balance, beginning of year                                                          $  218   $  228  $  294
   Increases due to:
       Credit impairments on new securities subject to impairment losses                18       32      13
       Additional credit impairments on previously impaired securities                  10       18       7
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior
         intent or requirement to sell                                                  --      (16)    (44)
       Accretion on securities previously impaired due to credit*                      (47)     (44)    (42)
                                                                                    ------   ------  ------
Balance, end of year                                                                $  199   $  218  $  228
                                                                                    ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available for sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than the par value of their claims; or

..   We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over 12 months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more) discount to cost, in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine whether it is probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into Net investment income over their remaining lives on an effective yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following tables present information on our PCI securities, which are included in bonds available for sale:

                  (in millions)        At Date of Acquisition
                  -------------        ----------------------
                  Contractually
                    required payments
                    (principal and
                    interest)                  $2,712
                  Cash flows expected
                    to be collected/*/          2,289
                  Recorded investment
                    in acquired
                    securities                  1,591

* Represents undiscounted expected cash flows, including both principal and interest

                                            December 31,
                                            -------------
                       (in millions)         2017   2016
                       -------------        ------ ------
                       Outstanding
                         principal balance  $1,234 $1,831
                       Amortized cost          906  1,284
                       Fair value            1,007  1,372

The following table presents activity for the accretable yield on PCI securities:

                                                 Years Ended December 31,
                                                 -----------------------
                  (in millions)                   2017        2016
                  -------------                  -----        ----
                  Balance, beginning of year     $ 750        $636
                     Newly purchased PCI
                       securities                   16         122
                     Disposals                    (206)         --
                     Accretion                     (84)        (87)
                     Effect of changes in
                       interest rate indices        (7)          3
                     Net reclassification from
                       non-accretable
                       difference, including
                       effects of prepayments       61          76
                                                 -----        ----
                  Balance, end of year           $ 530        $750
                                                 =====        ====

Pledged Investments

Secured Financing and Similar Arrangements

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. Our secured financing transactions also include those that involve the transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledged collateral) may be sold or repledged by the

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledged collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions, including repurchase and securities lending agreements:

                                                          December 31,
                                                          ------------
            (in millions)                                 2017   2016
            -------------                                 ----   ----
            Fixed maturity securities available for sale  $288   $ 68
            Other bond securities, at fair value           107    106

Amounts borrowed under repurchase and securities lending agreements totaled $398 million and $170 million at December 31, 2017, and 2016, respectively.

The following table presents the fair value of securities pledged under our repurchase and securities lending agreements by collateral type and by remaining contractual maturity:

                              Remaining Contractual Maturity of the Agreements
                              --------------------------------------------
                              Overnight                          Greater
                                 and         Up to 30            Than 90
     (in millions)            Continuous       days   31-90 days  days   Total
     -------------            ----------     -------- ---------- ------- -----
     December 31, 2017
     Repurchase
       agreements:
        Bonds available
          for sale:
            Non U.S.
              government         $--           $--       $  1      $--   $  1
        Other bond
          securities:
            Non-U.S.
              government          --            --          3       --      3
            Corporate
              debt                --             4        100       --    104
                                 ---           ---       ----      ---   ----
     Total repurchase
       agreements                 --             4        104       --    108
                                 ===           ===       ====      ===   ====
     Securities lending
       agreements:
        Bonds available
          for sale:
            Corporate
              debt                --            28        259       --    287
                                 ---           ---       ----      ---   ----
     Total securities
       lending agreements         --            28        259       --    287
                                 ---           ---       ----      ---   ----
     Total secured
       financing
       transactions              $--           $32       $363      $--   $395
                                 ===           ===       ====      ===   ====
     December 31, 2016
     Repurchase
       agreements:
        Other bond
          securities:
            Non-U.S.
              government         $--           $--       $ --      $ 3   $  3
            Corporate
              debt                --            17         73       13    103
                                 ---           ---       ----      ---   ----
     Total repurchase
       agreements                 --            17         73       16    106
                                 ===           ===       ====      ===   ====
     Securities lending
       agreements:
        Bonds available
          for sale:
            Corporate
              debt                --            68         --       --     68
                                 ---           ---       ----      ---   ----
     Total securities
       lending agreements         --            68         --       --     68
                                 ---           ---       ----      ---   ----
     Total secured
       financing
       transactions              $--           $85       $ 73      $16   $174
                                 ===           ===       ====      ===   ====

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities was $20 million at both December 31, 2017 and 2016.

Other Pledges

We are members of FHLBs and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $9 million and $10 million of stock in FHLBs at December 31, 2017 and 2016, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we have pledged securities with a fair value of $128 million and $98 million at December 31, 2017 and 2016, respectively, to provide adequate collateral for potential advances from the FHLBs.

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

The following table presents the composition of mortgages and other loans receivable:

                                                           December 31,
                                                          --------------
      (in millions)                                        2017    2016
      -------------                                       ------  ------
      Commercial mortgages/*/                             $2,551  $2,407
      Residential mortgages                                  330     270
      Life insurance policy loans                            188     197
      Commercial loans, other loans and notes receivable      40      90
                                                          ------  ------
      Total mortgage and other loans receivable            3,109   2,964
      Allowance for losses                                   (20)    (17)
                                                          ------  ------
      Mortgage and other loans receivable, net            $3,089  $2,947
                                                          ======  ======

* Commercial mortgages primarily represent loans for apartments, office and retail, with exposures in New York and California representing the largest geographic concentrations (28 percent and 15 percent, respectively, at December 31, 2017 and 27 percent and 15 percent, respectively, at December 31, 2016).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the credit quality performance indicators for commercial mortgages:

                      Number                            Class                             Percent
                        of   -----------------------------------------------------------    of
(dollars in
millions)             Loans  Apartments Offices Retail Industrial Hotel Others Total/(c)/ Total $
-----------           ------ ---------- ------- ------ ---------- ----- ------ ---------  -------
December 31, 2017
Credit Quality
  Indicator:
   In good standing    223      $796     $687    $469     $273    $158   $132   $2,515       99%
   Restructured/(a)/     4        --       20      --       --      16     --       36        1
                       ---      ----     ----    ----     ----    ----   ----   ------      ---
Total/(b)/             227      $796     $707    $469     $273    $174   $132   $2,551      100%
                       ===      ====     ====    ====     ====    ====   ====   ======      ===
Allowance for losses            $  8     $  6    $  3     $  1    $  1   $  1   $   20        1%
                                ====     ====    ====     ====    ====   ====   ======      ===
December 31, 2016
Credit Quality
  Indicator:
   In good standing    204      $726     $673    $499     $167    $185   $126   $2,376       99%
   Restructured/(a)/     3        --       15      --       --      16     --       31        1
                       ---      ----     ----    ----     ----    ----   ----   ------      ---
Total/(b)/             207      $726     $688    $499     $167    $201   $126   $2,407      100%
                       ===      ====     ====    ====     ====    ====   ====   ======      ===
Allowance for losses            $  4     $  6    $  4     $  1    $  1   $  1   $   17        1%
                                ====     ====    ====     ====    ====   ====   ======      ===

(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect allowance for credit losses.
(c)Our commercial mortgage loan portfolio is current as to principal and interest. There were no significant amounts of nonperforming commercial mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented.

Methodology Used to Estimate the Allowance for Credit Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents a rollforward of the changes in the allowance for credit losses on mortgage and other loans receivable:

                                                  2017                   2016                   2015
                                         ---------------------  ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
------------------------                 ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $17      $--   $17     $19      $--   $19     $19      $--   $19
   Additions (reductions) to allowance        6       --     6      (1)      --    (1)      1       --     1
   Charge-offs, net of recoveries            (3)      --    (3)     (1)      --    (1)     (1)      --    (1)
                                            ---      ---   ---     ---      ---   ---     ---      ---   ---
Allowance, end of year                      $20      $--   $20     $17      $--   $17     $19      $--   $19
                                            ===      ===   ===     ===      ===   ===     ===      ===   ===

The following table presents information on mortgage loans individually assessed for credit losses:

                                                       Years Ended December 31,
                                                       ------------------------
          (in millions)                                2017     2016    2015
          -------------                                ----     ----    ----
          Impaired loans with valuation allowances     $ 3      $ 3     $13
          Impaired loans without valuation allowances   16       31      38
                                                       ---      ---     ---
             Total impaired loans                       19       34      51
                                                       ---      ---     ---
             Impaired loans, net                       $19      $34     $51
                                                       ===      ===     ===
          Interest income on impaired loans            $ 2      $ 2     $ 3
                                                       ===      ===     ===

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

For the twelve-month period ended December 31, 2017, loans with a carrying value of $43 million, were modified in troubled debt restructurings. Loans that had been modified in troubled debt restructurings during the twelve-month period ended December 31, 2016 have been fully paid off. We have no other loans that had been modified in a TDR.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million. For employer group life business, we limit our exposure to $500 thousand on any coverage per policy. For employer group long-term disability, we reinsure risks in excess of $6 thousand of monthly disability income. For AIG Home Office Employee disability, we reinsure risks in excess of $10 thousand of monthly disability income.

Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the effect of reinsurance on our premiums:

                                       Years Ended December 31,
                                       -----------------------
                     (in millions)      2017     2016    2015
                     -------------      -----   -----   -----
                     Direct premiums   $ 389    $ 518   $ 589
                     Assumed premiums      1       --       1
                     Ceded premiums     (174)    (178)   (162)
                                        -----   -----   -----
                     Net               $ 216    $ 340   $ 428
                                        =====   =====   =====

Reinsurance recoveries, which reduced policyholder benefits, were approximately $179 million, $148 million and $171 million in 2017, 2016 and 2015, respectively.

The National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees.

We manage the capital impact of statutory reserve requirements under Regulation XXX through intercompany reinsurance transactions. Regulation XXX reserves related to a closed block of in-force business are ceded under a coinsurance/modified coinsurance agreement to an affiliated off-shore life insurer, AIG Life of Bermuda, Ltd. (AIGB). AIGB is licensed as a Class E insurer under Bermuda Law. Bermuda law permits AIGB to record an asset that effectively reduces the statutory reserves for the assumed reinsurance to the level that would be required under U.S. GAAP. Letters of credit are used to support the reserve credit for reinsurance covered by the AIGB agreement. The letters of credit are subject to reimbursement by AIG in the event of a drawdown. Under the agreement, AIGB reinsures a 90 percent quota share of our liability on virtually all individual level term policies we issued with issue dates on or after March 1, 2002. The agreement is unlimited in duration but was amended to terminate for new business issued on and after August 1, 2009. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied.

The agreement with AIGB also provides for an experience refund for all profits, less a reinsurance risk charge. The primary impact of the agreement on our results of operations was pre-tax expense of approximately $11 million in both 2017 and 2016 and $10 million in 2015, which represented the risk charge and interest associated with the reinsurance agreement.

Reinsurance Security

Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We hold collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to us. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $181 million and $162 million at December 31, 2017 and 2016, respectively, of which approximately $166 million and $149 million at December 31, 2017 and 2016, respectively, was not secured by collateral.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives in insurance contract liabilities and with fixed maturity securities, as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange swaps and forwards) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments as a part of our investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable International Swaps and Derivative Association, Inc. (ISDA) Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, with the exception of embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with available-for-sale investments have been designated as fair value hedges. Changes in fair value hedges of available-for-sale securities are reported in net realized capital gains (losses) along with changes in the hedged item.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                                               December 31, 2017                 December 31, 2016
                                                         --------------------------------  --------------------------------
                                                         Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                                             Assets        Liabilities         Assets        Liabilities
                                                         ---------------  ---------------  ---------------  ---------------
                                                         Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                                             Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                                            --------  -----  --------  -----  --------  -----  --------  -----
Derivatives designated as hedging instruments:/(a)/
   Interest rate contracts                                $   --   $ --    $   37   $ --    $   --   $ --    $   55   $ --
   Foreign exchange contracts                                 76      4       292     19       295     23    $   54      6
Derivatives not designated as hedging instruments:/(a)/
   Interest rate contracts                                 1,723     34     1,075     45     2,373     57     1,030     54
   Foreign exchange contracts                                 27      1       264      6       266     13        19     --
   Equity contracts                                        1,839     69       881     45       515      5       329     --
   Other contracts/(b)/                                    4,049      4        --     --     2,539      3     1,852     --
                                                          ------   ----    ------   ----    ------   ----    ------   ----
Total derivatives, gross                                  $7,714    112    $2,549    115    $5,988    101    $3,339     60
                                                          ------   ----    ------   ----    ------   ----    ------   ----
Counterparty netting/(c)/                                           (90)             (90)             (60)             (60)
Cash collateral/(d)/                                                 --              (25)              --               --
                                                                   ----             ----             ----             ----
Total derivatives included in Other Assets and Other
  Liabilities, respectively/(e)/                                   $ 22             $ --             $ 41             $ --
                                                                   ----             ----             ----             ----

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b)Consists primarily of stable value wrap contracts with multiple underlying exposures.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.
(e)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2017 and 2016. Fair value of liabilities related to bifurcated embedded derivatives was $217 million and $178 million, respectively, at December 31, 2017 and 2016.

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                              Years Ended December 31,
                                                              -----------------------
(in millions)                                                  2017     2016    2015
-------------                                                  -----    ----    ----
Derivative instruments in fair value hedging relationships*:
   Foreign exchange contracts                                 $   5     $ (2)   $ 3
                                                               -----     ----   ---
Total                                                         $   5     $ (2)   $ 3
                                                               =====     ====   ===
by derivative type:
   Interest rate contracts                                    $  (6)    $(16)   $21
   Foreign exchange contracts                                   (30)      27     11
   Equity contracts                                             (78)     (54)    (5)
   Other contracts                                               10       11     10
   Embedded derivatives                                         (25)     (25)    (9)
                                                               -----     ----   ---
Total                                                         $(129)    $(57)   $28
                                                               =====     ====   ===
By classification:
   Policy fees                                                $  10     $ 11    $10
   Net realized capital gains (losses)                         (134)     (70)    21
                                                               -----     ----   ---
Total                                                         $(124)    $(59)   $31
                                                               =====     ====   ===

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities, including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected losses and loss adjustment expenses incurred, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected losses and loss adjustment expenses incurred can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits include net investment income and spreads, net realized capital gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impacts the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities are in a net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
                                                                             -----------------------
(in millions)                                                                2017     2016    2015
-------------                                                                ----     ----    ----
Balance, beginning of year                                                   $570     $500    $334
   Acquisition costs deferred                                                  51       64      67
   Accretion of interest/amortization                                         (77)     (90)    (78)
   Effect of unlocking assumptions used in estimating future gross profits     19       84      26
   Effect of realized gains/loss on securities                                 14       34       7
   Effect of unrealized gains/loss on securities                              (92)     (22)    144
                                                                              ----     ----    ----
Balance, end of year                                                         $485     $570    $500
                                                                              ====     ====    ====

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

The following table presents a rollforward of deferred sales inducements:

                                                                             Years Ended December 31,
                                                                             -----------------------
(in millions)                                                                2017     2016    2015
-------------                                                                ----     ----    ----
Balance, beginning of year                                                   $ 68     $ 59    $ 18
   Acquisition costs deferred                                                   2        2       2
   Accretion of interest/amortization                                         (17)     (19)    (19)
   Effect of unlocking assumptions used in estimating future gross profits      6       21      12
   Effect of realized gains/loss on securities                                 --        1       1
   Effect of unrealized gains/loss on securities                               (4)       4      45
                                                                             ----     ----    ----
Balance, end of year                                                         $ 55     $ 68    $ 59
                                                                             ====     ====    ====

DAC and deferred sales inducements for insurance-oriented and investment-oriented products are reviewed for recoverability, which involves estimating the future profitability of current business. This review involves significant management judgment. If actual future profitability is substantially lower than estimated, our DAC and deferred sales inducements may be subject to an impairment charge and our results of operations could be significantly affected in future periods.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders to.

The primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE. We are not the primary beneficiary of any VIE.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances when we have provided a guarantee to the VIE's interest holders.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                          Maximum Exposure to Loss
                                              --------- ----------------------------
                                              Total VIE On-Balance Off-Balance
(in millions)                                  Assets   Sheet/(a)/    Sheet    Total
-------------                                 --------- ---------- ----------- -----
December 31, 2017
   Real estate and investment entities/(b)/    $43,670     $551       $266     $817
   Securitization vehicles                       2,420      103         --      103
                                               -------     ----       ----     ----
Total                                          $46,090     $654       $266     $920
                                               =======     ====       ====     ====
December 31, 2016
   Real estate and investment entities/(b)/    $37,739     $630       $246     $876
                                               =======     ====       ====     ====

(a)At December 31, 2017 and 2016, $551 million and $630 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.
(b)Comprised primarily of hedge funds and private equity funds.

Real Estate and Investment Entities

Through an affiliate, AIG Global Real Estate, we are an investor in various real estate investment entities, some of which are VIEs. These investments are typically with unaffiliated third-party developers via a partnership or limited liability company structure. The VIEs' activities consist of the development or redevelopment of commercial, industrial and residential real estate. Our involvement varies from being a passive equity investor or finance provider.

We participate as passive investors in the equity issued by certain third-party-managed hedge and private equity funds that are VIEs. Typically, we are not involved in the design or establishment of these VIEs, nor do they actively participate in the management of the VIEs.

Securitization Vehicles

We are passive investors in certain VIEs that hold investments, primarily in investment-grade debt securities and loans, and issued beneficial interests in these investments. Our maximum exposure in these entities is limited to our investment in securities issued by these VIEs. Based on the nature of our investments and our passive involvement in these entities, we have determined that we are not the primary beneficiary of these entities.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature. In addition, reserves for contracts in loss recognition are adjusted to reflect the effect of unrealized gains on fixed maturity and equity securities available for sale, with related changes recognized through Other comprehensive income.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately 1.0 percent to 14.5 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation principally for key assumptions such as mortality and interest rates used to discount cash flows, to reflect uncertainty given that actual experience might deviate from these assumptions. Establishing margins at contract inception requires management judgment. The extent of the margin for adverse deviation may vary depending on the uncertainty of the cash flows, which is affected by the volatility of the business and the extent of our experience with the product.

Loss recognition occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether loss recognition exists, we determine whether a future loss is expected based on updated current assumptions. If loss recognition exists, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

In 2017 and 2015, no loss recognition expense was recorded. In 2016, we recorded loss recognition expense of $198 million, which reflected the establishment of additional reserves primarily as a result of mortality experience studies that indicated increased longevity, particularly on injured lives in a block of structured settlements underwritten prior to 2010.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.2 percent to 9.0 percent at December 31, 2017, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value and (b) annuities issued in a structured settlement arrangement with no life contingency. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

For universal life policies with secondary guarantees, we recognize certain liabilities in addition to policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances as well as these additional liabilities related to universal life products are reported within policyholder contract deposits in the Consolidated Balance Sheets. These additional liabilities are also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on accumulated assessments, with related changes recognized through Other comprehensive income.

Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs we issued to the trust.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consist of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of estimated gross profit to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees. Similar to Shadow DAC, URR related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through Other comprehensive income (shadow URR).

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 14 percent of the gross insurance in force at December 31, 2017 and 5 percent of gross premiums in 2017. Policyholder dividends were $1 million in both 2017 and 2016 and $2 million in 2015, and are included in policyholder benefits in the Consolidated Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

Accident and Health Reserves

The following table presents the activity in the liability for unpaid claims and claim adjustment expenses relating to our accident and health business, which is reported in future policy benefits and policy claims and benefits payable:

                                                                                   Years Ended December 31,
                                                                                   -----------------------
(in millions)                                                                      2017     2016    2015
-------------                                                                      ----     ----    ----
Liability for unpaid claims and claims adjustment expenses, beginning of year      $494     $500    $557
Reinsurance recoverable                                                             (50)     (63)    (72)
                                                                                   ----     ----    ----
Net liability for unpaid claims and claims adjustment expenses, beginning of year   444      437     485
                                                                                   ----     ----    ----
Claims and claims adjustment expenses incurred:
   Current year                                                                      79       93     110
   Prior years                                                                      (19)      39     (26)
                                                                                   ----     ----    ----
Total                                                                                60      132      84
                                                                                   ----     ----    ----
Claims and claims adjustment expenses paid:
   Current year                                                                      14       16      26
   Prior years                                                                       71      109     106
                                                                                   ----     ----    ----
Total                                                                                85      125     132
                                                                                   ----     ----    ----
Balance, end of year:
   Net liability for unpaid claims and claims adjustment expenses                   419      444     437
   Reinsurance recoverable                                                           25       50      63
                                                                                   ----     ----    ----
Total                                                                              $444     $494    $500
                                                                                   ====     ====    ====

The liability for unpaid claims and claim adjustment expenses relating to our accident and health business is based on estimated amount payable on claims reported prior to the date of the balance sheets, which have not yet been settled, claims reported subsequent to the balance sheets, which have been incurred during the period ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claims adjustment expenses in the Consolidated Balance Sheets for the years ended December 31, 2017 and 2016:

                                                                         December 31,
                                                                         ------------
                                                                         2017   2016
                                                                         ----   ----
Net liability for unpaid claims and claims adjustment expenses           $497   $456
Reinsurance recoverable on unpaid claims and claims adjustment expenses    35     52
                                                                         ----   ----
Gross liability for unpaid claims and claims adjustment expenses         $532   $508
                                                                         ====   ====

Accident and health products include both group and individual policies. Group insurance products include accidental death and dismemberment (AD&D), dental, excess major medical, vision and disability coverage. The individual insurance products include major medical only. Individual long term care is excluded.

In determining the loss development from prior accident years, we consider and evaluate inputs from many sources, including actual claims data, the performance of prior reserve estimates, observed industry trends, our internal peer review processes (including challenges and recommendations from our Enterprise Risk Management group) as well as the views of third party actuarial firms. We use these inputs to improve our evaluation techniques, and to analyze and assess the change in estimated ultimate loss for each accident year by class of business. Our analyses produce a range of indications from various methods, from which we select our best estimate.

The following tables present undiscounted, incurred and paid claims and allocated claims adjustment expenses by accident year, on a net basis after reinsurance, for up to 10 years:

Incurred Claims and Allocated Claim Adjustment Expenses, undiscounted and Net of Reinsurance

                                     Years Ended & December 31, (in millions)
         ------------------------------------------------------------------------------------------------
                                                                                                           Total of
                                                                                                             IBNR
                                                                                                          Liabilities
                                                                                                             Plus
                                                                                                           Expected
                                                                                                          Development Cumulative
                                                                                                              on      Number of
Accident                                                                                                   Reported    Reported
Year       2008      2009      2010      2011      2012      2013      2014      2015      2016     2017    Claims      Claims
-------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ------ ----------- ----------
         unaudited unaudited unaudited unaudited unaudited unaudited unaudited unaudited unaudited
 2008      $143      $171      $169      $172      $163      $166      $163      $163      $164    $  165     --           1
 2009                 122       154       156       155       153       158       151       150       149     --           1
 2010                           128       156       156       153       145       145       140       139     --           1
 2011                                     124       163       157       148       142       145       139     --           1
 2012                                               146       181       172       160       158       156      6           1
 2013                                                         142       177       170       167       164      7           1
 2014                                                                    95       119       123       118      3           1
 2015                                                                              88       116       114      7          --
 2016                                                                                        88        88     17          --
 2017                                                                                                  54     72          --
                                                                                                   ------
 Total                                                                                             $1,286
                                                                                                   ======

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of
Reinsurance

                                           Years Ended & December 31, (in millions)
               ------------------------------------------------------------------------------------------------
Accident Year    2008      2009      2010      2011      2012      2013      2014      2015      2016     2017
-------------  --------- --------- --------- --------- --------- --------- --------- --------- --------- ------
               unaudited unaudited unaudited unaudited unaudited unaudited unaudited unaudited unaudited
   2008           $69      $106      $120      $130      $136      $141      $145      $148      $150    $  152
   2009                      59        94       109       118       123       128       132       135       137
   2010                                55        93       108       114       120       123       126       128
   2011                                          60        96       106       113       118       122       124
   2012                                                    58        95       109       118       124       127
   2013                                                              74       106       119       127       133
   2014                                                                        47        75        86        91
   2015                                                                                  41        68        77
   2016                                                                                            38        51
   2017                                                                                                      14
                                                                                                         ------
   Total                                                                                                 $1,034
                                                                                                         ======

11. VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or in other instances at specified dates during the accumulation period. Living benefits primarily include guaranteed minimum withdrawal benefits (GMWB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, because the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features, and as a result the net amount at risk for each feature is not additive to that of other features.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                           -------------
                       (in millions)        2017   2016
                       -------------       ------ ------
                       Equity funds....... $1,181 $  920
                       Bond funds.........    222    217
                       Balanced funds.....  1,716  1,534
                       Money market funds.     17     15
                                           ------ ------
                       Total.............. $3,136 $2,686
                                           ------ ------

GMDB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMDB is our most widely offered benefit.

The liability for GMDB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                                December 31, 2017             December 31, 2016
                                          ----------------------------- -----------------------------
                                           Net Deposits     Highest      Net Deposits     Highest
                                          Plus a Minimum Contract Value Plus a Minimum Contract Value
(dollars in millions)                         Return        Attained        Return        Attained
---------------------                     -------------- -------------- -------------- --------------
Account value............................     $2,502         $1,222        $  2,129        $1,127
Net amount at risk.......................          1             10              32            39
Average attained age of contract holders.         64             66              64            66
Range of guaranteed minimum return rates.      0%-4%                        0% - 4%

The following table presents a rollforward of the GMDB liability related to variable annuity contracts:

                                               Years Ended December 31,
                                               -----------------------
                  (in millions)                2017     2016    2015
                  -------------                ----     ----    ----
                  Balance, beginning of year.. $12      $14      10
                  Reserve (decrease) increase.  (2)      (1)      5
                  Benefits paid...............  --       (1)     (1)
                                               ---      ---      --
                  Balance, end of year........ $10      $12      14
                                               ---      ---      --

Assumptions used to determine the GMDB liability include interest rates, which vary by year of issuance and products; mortality rates, which are based upon actual experience modified to allow for variations in policy form; lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMWB

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB as well as index annuities

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

and indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living.

The fair value of these embedded policy derivatives was a net liability of $139 million and $117 million at December 31, 2017 and 2016, respectively. We had account values subject to GMWB that totaled $3.3 billion and $2.8 billion at December 31, 2017 and 2016, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value, assuming no lapses. The net amount at risk related to the GMWB guarantees was $30 million and $54 million at December 31, 2017 and 2016, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts.

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. The purpose of our FHLB Advance Facility operational plan is to effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we pledge securities to the FHLB. The fair value of all collateral pledged to secure advances from the FHLB included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

At December 31, 2017, we had no outstanding borrowings from FHLB. At December 31, 2016, we had outstanding borrowings from FHLB of $2 million.

Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

At December 31, 2017 and 2016, we had no outstanding balance under this facility.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

The following table presents the future minimum lease payments under operating leases at December 31, 2017:

                       (in thousands)
                       2018                        $  239
                       2019                           248
                       2020                           248
                       2021                           248
                       2022                           248
                       Remaining years after 2022     248
                                                   ------
                       Total                       $1,479
                                                   ------

Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $286 million at December 31, 2017.

Mortgage Loan Commitments

We had $82 million and $48 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2017.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $2 million at both December 31, 2017 and 2016, net of amounts recoverable through premium tax offsets.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, subpoenas, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                                                      December 31,
                                                                                     -------------
(in millions)                                                                         2017    2016
-------------                                                                        ------  -----
Unrealized appreciation of fixed maturity and equity securities, available for sale  $1,118  $ 612
Net unrealized gains on other invested assets                                             8     14
Adjustments to DAC and deferred sales inducements                                      (244)  (148)
Shadow loss recognition                                                                (197)   (81)
Deferred income tax                                                                     (80)   (21)
                                                                                     ------  -----
Accumulated other comprehensive income                                               $  605  $ 376
                                                                                     ------  -----

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                                                      Unrealized
                                                                     Appreciation
                                                                    (Depreciation)
                                                                       of Fixed
                                                                       Maturity
                                                                     Investments
                                                                       on Which
                                                                     Other-Than-
                                                                      Temporary      Unrealized   Adjustments
                                                                        Credit      Appreciation  to DAC and  Unrealized
                                                                     Impairments   (Depreciation)  Deferred    Insurance
                                                                         were       of All Other     Sales       Loss
(in millions)                                                         Recognized    Investments   Inducements Recognition Total
-------------                                                       -------------- -------------- ----------- ----------- -----
Year ended December 31, 2015
Unrealized change arising during period                                  $(45)         $(940)        $197        $ 214    $(574)
Less: Reclassification adjustments included in net income                   3            (18)           8           --       (7)
                                                                         ----          -----         ----        -----    -----
Total other comprehensive income (loss), before income tax expense
  (benefit)                                                               (48)          (922)         189          214     (567)
Less: Income tax expense (benefit)                                        (17)          (198)          67           75      (73)
                                                                         ----          -----         ----        -----    -----
Total other comprehensive income (loss), net of income tax expense
  (benefit)                                                              $(31)         $(724)        $122        $ 139    $(494)
                                                                         ====          =====         ====        =====    =====
Year ended December 31, 2016
Unrealized change arising during period                                  $(10)         $ 288         $ 17        $ (81)   $ 214
Less: Reclassification adjustments included in net income                   6            (61)          35           --      (20)
                                                                         ----          -----         ----        -----    -----
Total other comprehensive income (loss), before income tax expense
  (benefit)                                                               (16)           349          (18)         (81)     234
Less: Income tax expense (benefit)                                         (5)            21           (7)         (29)     (20)
                                                                         ----          -----         ----        -----    -----
Total other comprehensive income (loss), net of income tax expense
  (benefit)                                                              $(11)         $ 328         $(11)       $ (52)   $ 254
                                                                         ====          =====         ====        =====    =====
Year ended December 31, 2017
Unrealized change arising during period                                  $ 68          $ 444         $(82)       $(116)   $ 314
Less: Reclassification adjustments included in net income                  61            (49)          14           --       26
                                                                         ----          -----         ----        -----    -----
Total other comprehensive income (loss), before income tax expense
  (benefit)                                                                 7            493          (96)        (116)     288
Less: Income tax expense (benefit)                                          2            171          (34)         (40)      99
                                                                         ----          -----         ----        -----    -----
Total other comprehensive income (loss), net of income tax expense
  (benefit)                                                              $  5          $ 322         $(62)       $ (76)   $ 189
                                                                         ====          =====         ====        =====    =====

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                                       Amount Reclassified
                                                       from Accumulated
                                                       Other Comprehensive
                                                            Income
                                                       ----------------
                                                         December 31,
                                                       ----------------
                                                                                       Affected Line Item in the
(in millions)                                           2017    2016  2015               Statements of Income
-------------                                          ----    ----  ----  --------------------------------------------------
Unrealized appreciation of fixed maturity investments
  on which other-than-temporary credit impairments
  were recognized                                      $ 61    $  6  $  3  Net realized capital gains (losses)
Unrealized (depreciation) of all other investments      (49)    (61)  (18) Net realized capital gains (losses)
Adjustments to DAC and deferred sales inducements        14      35     8  Amortization of deferred policy acquisition costs
                                                       ----    ----  ----
   Total reclassifications for the period              $ 26    $(20) $ (7)
                                                       ====    ====  ====

15.STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

 (in millions)                                              2017   2016   2015
 -------------                                             ------ ------ ------
 Years Ended December 31,
 Statutory net income                                      $   89 $   93 $  365

 At December 31,
 Statutory capital and surplus                             $1,756 $1,837  2,090
 Aggregate minimum required statutory capital and surplus     417    437    451

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2017 and 2016, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

The NYDFS has the right to permit specific practices that deviate from prescribed practices. The use of permitted statutory accounting practices did not result in reported statutory surplus or risk-based capital that is significantly different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices been followed in all respects.

Dividend Restrictions

We are subject to New York State Business Corporation Law, which imposes restrictions on shareholder dividends. The maximum amount of dividends that can be paid by New York domiciled life insurance companies without prior approval of the New York State Department of Financial Services (NYDFS) in a calendar year is set forth in New York Insurance Law. With respect to 2017, the maximum amount of dividends that can be paid by us to the Parent without prior approval of the NYDFS is the lesser of: (1) 10 percent of statutory surplus as regards policyholders as of the immediately preceding calendar year; or (2) statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. The Company cannot pay any dividends to the Parent in 2018 without prior consent of the NYDFS.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

Effective January 1, 2016, the defined benefit plans were frozen by AIG. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AIG Parent sponsors several defined contribution plans for U.S. employees that provide for pre-tax salary reduction contributions by employees. The most significant plan is the AIG Incentive Savings Plan, for which the matching contribution is 100 percent of the first six percent of a participant's contributions, subject to the IRS-imposed limitations. Effective January 1, 2016, participants in the AIG Incentive Savings Plan receive an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service
(IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

17. INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the U.S. enacted Public Law 115-97, known as the Tax Cuts and Jobs Act (the Tax Act). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes impacting the Company and the life insurance industry in tax years beginning January 1, 2018.

Provisions of the Tax Act include reductions or elimination of deductions for certain items, e.g., reductions to corporate dividends received deductions, disallowance of entertainment expenses, and limitations on the deduction of certain executive compensation costs. These provisions, generally, result in an increase in the Company's taxable income in the years beginning after December 31, 2017. Changes specific to the life insurance industry include the changes to the calculation of insurance tax reserves and related transition adjustments and computation of the separate accounts dividends received deduction.

The SEC staff issued SAB 118, which provides guidance on accounting for the tax effects of the Tax Act. SAB 118 addresses situations where accounting for certain income tax effects of the Tax Act under Accounting Standards Codification (ASC) 740 may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from the enactment date to complete the accounting under ASC 740. In accordance with SAB 118, a company must reflect the following:

   . Income tax effects of those aspects of the Tax Act for which accounting under ASC 740 is complete.

   . Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable.

   . If a provisional estimate cannot be determined, ASC 740 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Consistent with current income tax accounting requirements, we have remeasured our deferred tax assets and liabilities with reference to the statutory income tax rate of 21 percent and taken into consideration other provisions of the Tax Act. As of December 31, 2017, we had not fully completed our accounting for the tax effects of the Tax Act. Our provision for income taxes for the period ended December 31, 2017, is based in part on a reasonable estimate of the effects on existing deferred tax balances and of certain provisions of the Tax Act. To the extent a reasonable estimate of the impact of certain provisions was determinable, we recorded provisional estimates as a component of our provision for income taxes. To the extent a reasonable estimate of the impact of certain provisions was not determinable, we have not recorded any adjustments and continued accounting for them in accordance with ASC 740 on the basis of the tax laws in effect before enactment of the Tax Act.

The Tax Act includes provisions for Global Intangible Low-Taxed Income (GILTI) under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax (BEAT) under which taxes are imposed on certain base eroding payments to affiliated foreign companies. Where applicable, consistent with accounting guidance, we will treat BEAT as an in period tax charge when incurred in future periods for which no deferred taxes need to be provided and made an accounting policy election to treat GILTI taxes in a similar manner. Accordingly, no provision for income tax related to GILTI or BEAT was recorded as of December 31, 2017.

For the period ended December 31, 2017, we recognized a provisional estimate of income tax effects of the Tax Act of $62 million.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Life Insurance Companies

The Tax Act modified computations of insurance reserves for life insurance companies. Specifically, the Act directs that tax reserves be computed with reference to NAIC reserves. Adjustments related to the differences in insurance reserves balances computed historically versus the Tax Act have to be taken into income over eight years.

Provisions Impacting Projections of Taxable Income and Realizability of Deferred Tax Assets

Certain provisions of the Tax Act impact our projections of future taxable income used in analyzing realizability of our deferred tax assets. In certain instances, provisional estimates have been included in our future taxable income projections for these specific provisions to reflect application of the new tax law. We do not currently anticipate that reliance on provisional estimates will have a material impact on the determination of realizability of our deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which we are the non-controlling interest owner. The information needed to determine a provisional estimate is not currently available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder). Accordingly, no provisional estimates were recorded.

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

                    Years Ended December 31,
                    (in millions)             2017 2016 2015
                    -------------             ---- ---- ----
                    Current                   $125 $ 6  $ 63
                    Deferred                   104  14    63
                                              ---- ---  ----
                    Total income tax expense  $229 $20  $126
                                              ==== ===  ====

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The U.S. statutory income tax rate is 35 percent for 2017, 2016 and 2015. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(in millions)                                                      2017  2016  2015
-------------                                                      ----  ----  ----
U.S federal income tax expense at statutory rate                   $180  $ 37  $137
Adjustments:
   Impact of Tax Act                                                 62    --    --
   Reclassifications from accumulated other comprehensive income    (16)  (13)  (10)
   Dividends received deduction                                      (3)   (2)   (1)
   State income tax                                                   3     1     2
   Capital loss carryover write-off                                  --    --    (2)
   Other                                                              3    (3)   --
                                                                   ----  ----  ----
Total income tax expense                                           $229  $ 20  $126
                                                                   ----  ----  ----

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                               2017   2016
-------------                                                              -----  -----
Deferred tax assets:
   Basis differences on investments                                        $ 142  $ 248
   Policy reserves                                                           183    369
   State deferred tax benefits                                                --      3
   Other                                                                      15     --
                                                                           -----  -----
Total deferred tax assets                                                    340    620
                                                                           -----  -----
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (122)  (186)
   Net unrealized gains on debt and equity securities available for sale    (143)  (141)
   Capitalized EDP                                                            (1)    --
   Other                                                                      --    (17)
                                                                           -----  -----
Total deferred tax liabilities                                              (266)  (344)
                                                                           -----  -----
Net deferred tax asset                                                     $  74  $ 276
                                                                           =====  =====

The following table presents our tax losses and credit carryforwards on a tax return basis.

            December 31, 2017                   Tax     Expiration
            (in millions)                     Effected   Periods
            -----------------                 -------- ------------
            Foreign tax credit carryforwards     $1    2018 to 2024
                                                 ==    ============

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

..   the nature, frequency and severity of cumulative financial reporting losses in recent years;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

..   prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

As of December 31, 2017, based on all available evidence we concluded that no valuation allowance should be established on a portion of the deferred tax asset.

During 2016, we released $115 million of valuation allowance associated with the unrealized tax losses on our available for sale portfolio, all of which was allocated to other comprehensive income.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                             Years Ended December 31,
         -                                                   ------------------------
                                                             2017         2016
         (in millions)                                       ----         ----
         Gross unrecognized tax benefits, beginning of year  $--          $--
            Increases in tax position for prior years         --           --
            Decreases in tax position for prior years         --           --
                                                             ---          ---
         Gross unrecognized tax benefits, end of year        $--          $--
                                                             ===          ===

At December 31, 2017 and 2016, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were less than $1 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At both December 31, 2017 and 2016, we had accrued liabilities of less than $1 million for the payment of interest (net of the federal benefit) and penalties. In 2017, 2016 and 2015, we recognized expense of less than $1 million of interest (net of the federal benefit) and penalties related to unrecognized tax benefits.

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2017, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2017 remain subject to examination by major tax jurisdictions.

18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

On September 29, 2017, the Financial Stability Oversight Council (Council) rescinded its determination that material financial distress at AIG could pose a threat to U.S. financial stability and as a result, AIG is no longer designated as a nonbank systemically important financial institution (nonbank
SIFI). With the rescission of its designation as a nonbank SIFI, AIG is no longer subject to the consolidated supervision of the Board of Governors of the Federal Reserve System or subject to the enhanced prudential standards set forth in the Dodd-Frank Wall Street Reform and Consumer Protection Act and its implementing regulations.

On September 25, 2017, AIG announced organizational changes designed to position AIG a growing, more profitable insurer that is focused on underwriting excellence. In the fourth quarter of 2017, AIG finalized its plan to reorganize its operating model. Commercial Insurance and Consumer Insurance segments transitioned to General Insurance and Life and Retirement, respectively. AIG's core businesses include General Insurance, Life and Retirement and Other Operations. General Insurance consists of two operating segments - North America and International. Life and Retirement consists of four operating segments - Individual Retirement, Group Retirement, Life Insurance and Institutional Markets. Blackboard U.S. Holdings, Inc. (Blackboard), AIG's technology-driven subsidiary, is reported within Other Operations. AIG also reports a Legacy Portfolio consisting of run-off insurance lines and legacy investments, which are considered non-core.

Additional information on AIG is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately
$129 million, $149 million and $163 million for such services in 2017, 2016 and 2015, respectively. Amounts payable for such services were $8 million and $22 million at December 31, 2017 and 2016, respectively.

American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and April 30, 2010.

We (as successor-in-interest to American International Life Assurance Company of New York (AI Life)) have a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AI Life between July 13, 1998 and April 30, 2010.

We (as successor-in-interest to First SunAmerica Life Insurance Company (FSA)) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by FSA between January 4, 1999 and January 31, 2008.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to these guarantees.

Other

See Note 6 for discussion of affiliated reinsurance.

We purchase, sell or transfer securities, at fair market value, to or from our affiliates in the ordinary course of business.

In October 2017, through our wholly owned subsidiary, AIG Home Loan 4, we transferred a portfolio of U.S. residential mortgage loans to a newly formed special purpose vehicle, CSMC 2017-HL2 (the CSMC), which is a VIE that we do not consolidate. We received total cash consideration of $73 million for the loans transferred. The transaction involved securitization of transferred loans and CSMC issued structured securities to the Company for cash consideration. Refer to Note 9 for additional information.

In September 2017, we transferred securities and cash to our affiliate, American General Life Insurance Company (AGL), in exchange for a portfolio of securities. The fair value of securities received was $350 million.

During 2017, we purchased investment grade private placement bonds from certain affiliated AIG domestic property and casualty companies for total cash consideration of $158 million.

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant.

19. SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 26, 2018, the date the financial statements were issued.

In February 2018, we and our affiliates, American General Life Insurance Company and The Variable Annuity Life Insurance Company, each entered into respective Modified Coinsurance (ModCo) Agreements (The Agreements) with DSA Reinsurance Company Limited (DSA Re), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were executed as of February 12, 2018 in respect of certain closed blocks of business (including term life, whole life, universal life, long-term care, accident and health, structured settlements, single premium immediate annuities, and pension risk transfer annuities). The initial consideration included the fair value of ModCo Assets held by the Company on behalf of DSA Re at the execution date, along with the net results experienced under the reinsurance agreement from the January 1, 2017 effective date in the agreement through the execution date. The initial consideration exceeded the ModCo Reserves ceded at contract inception. The excess consideration represents a net cost of reinsurance asset that will be amortized over the life of the reinsured contracts. Total returns on the ModCo Assets will inure to the benefit of DSA Re. The Company did receive a ceding commission at contract inception. Management is still assessing the impact of the Agreements.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - The Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York as of December 31, 2017 and for each of the two years in the period ended December 31, 2017.

      - The Audited Consolidated Financial Statements of The United States Life Insurance Company in the City of New York as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017.



(b) Exhibits


(1)      Resolutions Establishing Separate Account......................................................... 1
(2)      Custody Agreements................................................................................ Not Applicable
(3)      (a)     Distribution Agreement.................................................................... 6
         (b)     Selling Agreement......................................................................... 6
(4)      (a)     USL Form of Variable Annuity Contract (FS-993 (12/10)).................................... 11
         (b)     USL Variable Annuity Contract (US-803 (12/15))............................................ 15
         (c)     USL Contract Data Page (US-804-CIV (12/15))............................................... 17
         (d)     USL Merger Endorsement (USLE-6258 (8/11))................................................. 6
         (e)     USL Optional Guaranteed Living Benefit Endorsement (FSE-6248-V (10/11))................... 8
         (f)     USL IRA Endorsement (FSE-6171 (12/10)).................................................... 10
         (g)     USL Nursing Home Waiver Rider (FSE-6223 (8/06))........................................... 10
         (h)     USL Optional Guaranteed Living Benefit Endorsement (FSE-6248-V-25 (12/12))................ 10
         (i)     USL Extended Legacy Program Guide (EXTLEGGEN.4REV.11.12).................................. 10
         (j)     USL Maximum Anniversary Value Optional Death Benefit Endorsement
                 (FSE-6235 (12/10))........................................................................ 10
         (k)     USL Premium Plus Endorsement (FSE-6245 (12/08))........................................... 10
         (l)     USL DOMA Endorsement (FSE-6249 (12/09))................................................... 10
         (m)     USL Optional Guaranteed Living Benefit Endorsement (USLE-6260 (3/13))..................... 10
         (n)     Optional Guaranteed Living Benefit Endorsement (USLE-8036 (11/15))........................ 15
         (o)     USL Extended Legacy Program Guide (EXTLEGGEN.8 Rev.7.15).................................. 15
(5)      (a)     USL Annuity Application (USL-579 (12/12))................................................. 10
         (b)     USL Annuity Application (USL-579 (5/15)).................................................. 14
         (c)     USL Annuity Application (USL-579 (12/15))................................................. 15
(6)      Corporate Documents
         (a)     Copy of the Bylaws of The United States Life Insurance Company in the City of New York,
                 Amended and Restated December 14, 2010.................................................... 5
(7)      Reinsurance Contract.............................................................................. Not Applicable
(8)      Material Contracts
         (a)     Anchor Series Trust Fund Participation Agreement.......................................... 9
         (b)     SunAmerica Series Trust Fund Participation Agreement...................................... 9
         (c)     Lord Abbett Series Fund, Inc. Fund Participation Agreement................................ 9
         (d)     American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
                 Participation Agreement................................................................... 2
         (e)     Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement......... 3
         (e)(1)  Amendment to Franklin Templeton Variable Insurance Products Trust Fund Participation
                 Agreement................................................................................. 6
         (f)     Seasons Series Trust Fund Participation Agreement......................................... 9
         (g)     AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
                 Agreement................................................................................. 4
         (h)     Goldman Sachs Variable Insurance Trust Fund Participation Agreement....................... 16
         (i)     Amendment to Goldman Sachs Variable Insurance Trust Fund Participation Agreement.......... 15
         (j)     Letters of Consent to the Assignment of the Fund Participation Agreement.................. 6
(9)      Opinion of Counsel and Consent of Depositor....................................................... 7
(10)     Consent........................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23......................................................... Not Applicable
(12)     Initial Capitalization Agreement.................................................................. Not Applicable




(13)     Other
         (a)    Power of Attorney -- The United States Life Insurance Company in the City of New York
                Directors................................................................................ 18
         (b)    Amended and Restated Unconditional Capital Maintenance Agreement between American
                International Group, Inc. and The United States Life Insurance Company in the City of New
                York..................................................................................... 12
         (c)    Agreement and Plan of Merger including the Charter of The United States Life Insurance
                Company in the City of New York.......................................................... 6
         (d)    CMA Termination Agreement................................................................ 13


--------
1 Incorporated by reference to Initial Registration Statement to File Nos.
  333-102137 and 811-08810, filed December 23, 2002, Accession No.
  0000898430-02-004616.

2 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
  No. 14, File Nos. 333-102137 and 811-08810, filed on April 30, 2007,
  Accession No. 0000950124-07-002498.

3 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  4, File Nos. 333-146429 and 811-08810, filed on April 28, 2008, Accession
  No. 0000950148-08-000097.

4 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
  7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.

5 Incorporated by reference to Post-Effective Amendment 1 and Amendment No. 2,
  File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession No.
  0001193125-11-120900.

6 Incorporated by reference to Initial Registration Statement, File Nos.
  333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.

7 Incorporated by reference to Initial Registration Statement, File Nos.
  333-178842 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104743.

8 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-178841 and 811-08810, filed on January 20, 2012, Accession No. 0000950123-12-001054.

9 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
  3, File Nos. 333-178842 and 811-08810 filed on July 13, 2012, Accession No. 0000950123-12-010018.

10 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-178841 and 811-08810, filed on April 29, 2013,
  Accession No. 0000950123-13-002972.

11 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-178842 and 811-08810 filed on April 29, 2013, Accession No. 0000950123-13-002969.

12 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-178845 and 811-08820, filed on April 29, 2014,
  Accession No. 0000950123-14-004354.

13 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-178842 and 811-08810, filed on April 29, 2015,
  Accession No. 0001193125-15-156305.

14 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment
  No. 8, File Nos. 333-178841 and 811-08810, filed on December 28, 2015,
  Accession No. 0001193125-15-414554.

15 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016,
  Accession No. 0001193125-16-568259.

16 Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6
  Registration Statement, File No. 333-48457, filed on May 2, 2005, Accession No. 0001193125-05-091912.

17 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment
  No. 9, File Nos. 333-178842 and 811-08810, filed on April 29, 2016,
  Accession No. 0001193125-15-414554.


18 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment
  No. 21, File Nos. 333-178841 and 811-08810, filed on April 30, 2018.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Kevin T. Hogan(3)                                 Director, Chairman of the Board, Chief Executive Officer and
                                                  President
Katherine A. Anderson                             Director, Senior Vice President and Chief Risk Officer
Robert M. Beuerlein (8)                           Director
William J. Carr (7)                               Director
Thomas J. Diemer                                  Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(5)                                Director, Senior Vice President and Chief Investment Officer
Michael P. Harwood                                Director, Senior Vice President, Chief Actuary and Corporate
                                                  Illustration Actuary
Glen D. Keller (9)                                Director
Alireza Vaseghi (3)                               Director, Managing Director and Chief Operating Officer,
                                                  Institutional Markets
Charles S. Shamieh(3)                             Executive Vice President, Head of Legacy Portfolio
Jana W. Greer(1)                                  Chief Executive Officer, Individual Retirement
Rodney E. Rishel                                  President, Life, Disability and Health
Jonathan J. Novak(5)                              President, Institutional Markets
Todd P. Solash(1)                                 President, Individual Retirement
Don W. Cummings(3)                                Senior Vice President and Controller
William C. Kolbert(4)                             Senior Vice President and Business Information Officer
Stephen A. Maginn(1)                              Senior Vice President and Chief Distribution Officer
Christine A. Nixon(1)                             Senior Vice President
Gabriel A. Lopez(1)                               Senior Vice President, Operations Individual Retirement
Sabyasachi Ray(3)                                 Senior Vice President and Chief Operations Officer
Kevin K. DePeugh (4)                              Senior Vice President and Chief Information Security Officer
Kyle L. Jennings                                  Senior Vice President and Chief Compliance Officer
Yoav Tamir(1)                                     Senior Vice President, Market Risk Management
Sai P. Raman(4)                                   Senior Vice President, Institutional Markets
Timothy M. Heslin                                 Senior Vice President, Life, Disability and Health Products
Bryan A. Pinsky(1)                                Senior Vice President, Individual Retirement Products
Craig A. Anderson                                 Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                          Vice President and Treasurer
Mallary L. Reznik(1)                              Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                               Vice President and Secretary
Mark A. Peterson                                  Vice President, Distribution
Christina M. Haley(1)                             Vice President, Product Filing
Mary M. Newitt(1)                                 Vice President, Product Filing
Leo W. Grace                                      Vice President, Product Filing
Tracey E. Harris                                  Vice President, Product Filing
Michael J. Kirincic (6)                           Vice President and Tax Officer
T. Clay Spires                                    Vice President and Tax Officer
Daniel R. Cricks                                  Vice President and Tax Officer
Stephen G. Lunanuova (6)                          Vice President and Tax Officer
Barbara J. Moore                                  Vice President and Tax Officer
Michael E. Treske(1)                              Vice President, Distribution
Frank Kophamel                                    Vice President and Appointed Actuary
Michelle D. Campion(5)                            Vice President
Jeffrey S. Flinn                                  Vice President
Jennifer N. Miller(5)                             Vice President
Manda Ghaferi(1)                                  Vice President
Timothy L. Gladura                                Vice President





NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Amanda K. Ouslander                               Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                   Vice President and Assistant Life Controller
Jennifer A. Roth (1)                              Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                Assistant Secretary
Virginia N. Puzon(1)                              Assistant Secretary
Rosemary Foster                                   Assistant Secretary
Grace D. Harvey                                   Illustration Actuary
Laszlo Kulin(6)                                   Investment Tax Officer
Alireza Vaseghi(6)                                Managing Director and Chief Operating Officer, Institutional
                                                  Markets
Melissa H. Cozart                                 Privacy Officer


--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367
(2)   2000 American General Way, Brentwood, TN 37027
(3)   175 Water Street, New York, NY 10038
(4)   50 Danbury Road, Wilton, CT 06897
(5)   777 S. Figueroa Street, Los Angeles, CA 90017
(6)   80 Pine Street, New York, NY 10005
(7)   147 Warrenton Drive, Houston, TX 77024
(8)   3435 Sassafras Court, The Villages, FL 32163
(9)   2623 Pinebend Drive, Pearland, TX 77584


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The United States Life Insurance Company in the City of New York ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-18-000022, filed on February 16, 2018. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 30, 2018, the number of Polaris Choice IV contracts funded by FS Variable Separate Account was 3,019, of which 1,967 were qualified contracts and 1,052 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:


     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operation Officer,
                               Controller and Treasurer
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities

     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at 175 Water Street, New York, New York 10038 or at The United States Life Insurance Company in the City of New York's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 26th day of April, 2018.



                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  THE UNITED STATES LIFE INSURANCE
                                          COMPANY IN THE CITY OF NEW YORK
                                          (On behalf of the Registrant and
                                          itself)



                                       BY: /s/  CRAIG A. ANDERSON

                                          -------------------------------------

                                          CRAIG A. ANDERSON

                                          SENIOR VICE PRESIDENT AND LIFE
CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman of the Board, Chief Executive      April 26, 2018
------------------------------                      Officer, and President
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                  Director, Senior Vice President and Chief Risk       April 26, 2018
------------------------------                              Officer
KATHERINE A. ANDERSON

*ROBERT M. BEUERLEIN                                       Director                          April 26, 2018
------------------------------
ROBERT M. BEUERLEIN

*WILLIAM J. CARR                                           Director                          April 26, 2018
------------------------------
WILLIAM J. CARR

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 26, 2018
------------------------------                         Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                     Director, Senior Vice President and Chief Investment    April 26, 2018
------------------------------                              Officer
DEBORAH A. GERO

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 26, 2018
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*GLEN D. KELLER                                            Director                          April 26, 2018
------------------------------
GLEN D. KELLER

*ALIREZA VASEGHI                        Director, Managing Director and Chief Operating      April 26, 2018
------------------------------                  Officer, Institutional Markets
ALIREZA VASEGHI

*JANA W. GREER                          Chief Executive Officer, Individual Retirement       April 26, 2018
------------------------------
JANA W. GREER

*DON W. CUMMINGS                             Senior Vice President and Controller            April 26, 2018
------------------------------
DON W. CUMMINGS

/s/  CRAIG A. ANDERSON                     Senior Vice President and Life Controller         April 26, 2018
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 26, 2018
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX


 EXHIBIT NO.     DESCRIPTION
-------------   ------------
(10)            Consent